                                                     Registration No.  333-84879
                                                                       811-09529



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                         Post-Effective Amendment No. 5


                              SEPARATE ACCOUNT IMO
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

             ___ immediately upon filing pursuant to paragraph (b)
             _X_ on May 1, 2002 pursuant to paragraph (b)
             ___ 60 days after filing pursuant to paragraph (a)(1)
             ___ on (date) pursuant to paragraph (a)(1)
             ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before February 15, 2002.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS A

ITEM NO. OF
FORM N-8B-2      CAPTION IN PROSPECTUS
-----------      -------------------------
1                Cover Page
2                Cover Page
3                Not Applicable
4                Distribution
5                The Company, The Separate Account and the Underlying Funds
6                The Separate Account
7                Not Applicable
8                Not Applicable
9                Legal Proceedings
10               Summary; Description of the Company, The Separate Account and the
                 Underlying Funds; The Policy; Policy Termination and Reinstatement; Summary;
                 The Underlying Funds; Investment Objectives and Policy
12               Summary; The Underlying Funds
13               Summary; The Underlying Funds; Charges and Deductions
14               Summary; Applying for a Policy
15               Summary; Applying for a Policy; Payments; Allocation of Net Premiums
16               The Separate Account; The Underlying Funds; Payments; Allocation of Net Premiums
17               Summary; Surrender; Partial Withdrawal; Charges and Deductions; Policy
                 Termination and Reinstatement
18               The Separate Account; The Underlying Funds; Series; Payments,
19               Reports; Voting Rights
20               Not Applicable
21               Summary; Policy Loans; Other Policy Provisions
22               Other Policy Provisions
23               Not Required
24               Other Policy Provisions
25               The Company
26               Not Applicable
27               The Company
28               Directors and Principal Officers of the Company
29               The Company
30               Not Applicable
31               Not Applicable
32               Not Applicable
33               Not Applicable
34               Not Applicable
35               Distribution
36               Not Applicable
37               Not Applicable
38               Summary; Distribution
39               Summary; Distribution
40               Not Applicable
41               The Company, Distribution
42               Not Applicable



43               Not Applicable
44               Payments; Policy Value and Cash Surrender Value
45               Not Applicable
46               Policy Value and Cash Surrender Value; Federal Tax Considerations
47               The Company
48               Not Applicable
49               Not Applicable
50               The Separate Account
51               Cover Page; Summary; Charges and Deductions; The Policy; Policy
                 Termination and Reinstatement; Other Policy Provisions
52               Addition, Deletion or Substitution of Investments
53               Federal Tax Considerations
54               Not Applicable
55               Not Applicable
56               Not Applicable
57               Not Applicable
58               Not Applicable
59               Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS B

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------
1              Cover Page
2              Cover Page
3              Not Applicable
4              Distribution
5              The Company, The Separate Account and the Underlying Funds
6              The Separate Account
7              Not Applicable
8              Not Applicable
9              Legal Proceedings
10             Summary; Description of the Company, The Separate Account and the
               Underlying Funds; The Policy; Policy Termination and Reinstatement; Summary;
               The Underlying Funds; Investment Objectives and Policy
12             Summary; The Underlying Funds
13             Summary; The Underlying Funds; Charges and Deductions
14             Summary; Applying for a Policy
15             Summary; Applying for a Policy; Payments; Allocation of Net Premiums
16             The Separate Account; The Underlying Funds; Payments; Allocation of Net Premiums
17             Summary; Surrender; Partial Withdrawal; Charges and Deductions; Policy
               Termination and Reinstatement
18             The Separate Account; The Underlying Funds; Payments
19             Reports; Voting Rights
20             Not Applicable
21             Summary; Policy Loans; Other Policy Provisions
22             Other Policy Provisions
23             Not Required
24             Other Policy Provisions
25             The Company
26             Not Applicable
27             The Company
28             Directors and Principal Officers of the Company
29             The Company
30             Not Applicable
31             Not Applicable
32             Not Applicable
33             Not Applicable
34             Not Applicable
35             Distribution
36             Not Applicable
37             Not Applicable
38             Summary; Distribution
39             Summary; Distribution
40             Not Applicable
41             The Company, Distribution
42             Not Applicable


43             Not Applicable
44             Payments; Policy Value and Cash Surrender Value
45             Not Applicable
46             Policy Value and Cash Surrender Value; Federal Tax Considerations
47             The Company
48             Not Applicable
49             Not Applicable
50             The Separate Account
51             Cover Page; Summary; Charges and Deductions; The Policy; Policy
               Termination and Reinstatement; Other Policy Provisions
52             Addition, Deletion or Substitution of Investments
53             Federal Tax Considerations
54             Not Applicable
55             Not Applicable
56             Not Applicable
57             Not Applicable
58             Not Applicable
59             Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS C

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------
1              Cover Page
2              Cover Page
3              Not Applicable
4              Distribution
5              The Company, The Separate Account and the Underlying Funds
6              The Separate Account
7              Not Applicable
8              Not Applicable
9              Legal Proceedings
10             Summary; Description of the Company, The Separate Account and the
               Underlying Funds; The Policy; Policy Termination and Reinstatement; Summary;
               The Underlying Funds; Investment Objectives and Policy
12             Summary; The Underlying Funds
13             Summary; The Underlying Funds; Charges and Deductions
14             Summary; Applying for a Policy
15             Summary; Applying for a Policy; Payments; Allocation of Net Premiums
16             The Separate Account; The Underlying Funds; Payments; Allocation of Net Premiums
17             Summary; Surrender; Partial Withdrawal; Charges and Deductions; Policy
               Termination and Reinstatement
18             The Separate Account; The Underlying Funds; Payments
19             Reports; Voting Rights
20             Not Applicable
21             Summary; Policy Loans; Other Policy Provisions
22             Other Policy Provisions
23             Not Required
24             Other Policy Provisions
25             The Company
26             Not Applicable
27             The Company
28             Directors and Principal Officers of the Company
29             The Company
30             Not Applicable
31             Not Applicable
32             Not Applicable
33             Not Applicable
34             Not Applicable
35             Distribution
36             Not Applicable
37             Not Applicable
38             Summary; Distribution
39             Summary; Distribution
40             Not Applicable
41             The Company, Distribution
42             Not Applicable


43             Not Applicable
44             Payments; Policy Value and Cash Surrender Value
45             Not Applicable
46             Policy Value and Cash Surrender Value; Federal Tax Considerations
47             The Company
48             Not Applicable
49             Not Applicable
50             The Separate Account
51             Cover Page; Summary; Charges and Deductions; The Policy; Policy
               Termination and Reinstatement; Other Policy Provisions
52             Addition, Deletion or Substitution of Investments
53             Federal Tax Considerations
54             Not Applicable
55             Not Applicable
56             Not Applicable
57             Not Applicable
58             Not Applicable
59             Not Applicable

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website http:// www.sec.gov).

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


ALLMERICA INVESTMENT TRUST                    MFS VARIABLE INSURANCE TRUST(SM)
(SERVICE SHARES)                              (SERVICE CLASS)
AIT Core Equity Fund                          MFS-Registered Trademark- Mid Cap Growth Series
AIT Equity Index Fund                         MFS-Registered Trademark- New Discovery Series
AIT Government Bond Fund                      MFS-Registered Trademark- Total Return Series
AIT Money Market Fund                         MFS-Registered Trademark- Utilities Series
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund          OPPENHEIMER VARIABLE ACCOUNT FUNDS
AIT Select Emerging Markets Fund              (SERVICE SHARES)
AIT Select Growth and Income Fund             Oppenheimer Capital Appreciation Fund/VA
AIT Select Growth Fund                        Oppenheimer Global Securities Fund/VA
AIT Select International Equity Fund          Oppenheimer High Income Fund/VA
AIT Select Investment Grade Income Fund       Oppenheimer Main Street Growth & Income Fund/VA
AIT Select Strategic Growth Fund              Oppenheimer Multiple Strategies Fund/VA
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                              Fidelity VIP Equity-Income Portfolio
AIM VARIABLE INSURANCE FUNDS                  Fidelity VIP Growth Portfolio
(SERIES I SHARES)                             Fidelity VIP High Income Portfolio
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Premier Equity Fund                  Fidelity VIP II Contrafund-Registered Trademark-
AIM VARIABLE INSURANCE FUNDS                  Portfolio
(SERIES II SHARES)                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM V.I. Basic Value Fund                     Fidelity VIP III Growth & Income Portfolio
AIM V.I. Capital Development Fund             Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
SERIES FUND, INC. (CLASS B)                   (SERVICE CLASS 2)
AllianceBernstein Small Cap Value             Fidelity VIP III Value Strategies Portfolio
Portfolio
AllianceBernstein Value Portfolio             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
Alliance Growth and Income Portfolio          TRUST (CLASS 2)
Alliance Premier Growth Portfolio             FT VIP Franklin Large Cap Growth Securities Fund
Alliance Technology Portfolio                 FT VIP Franklin Small Cap Fund
                                              FT VIP Franklin Small Cap Value Securities Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS           FT VIP Mutual Shares Securities Fund
Deutsche VIT EAFE Equity Index                FT VIP Templeton Foreign Securities Fund
Deutsche VIT Small Cap Index



                                                   (CONTINUING TO THE NEXT PAGE)



                               DATED MAY 1, 2002

(CONTINUED)



INVESCO VARIABLE INVESTMENT FUNDS, INC.       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Dynamics Fund                     Pioneer Emerging Markets VCT Portfolio
INVESCO VIF Health Sciences Fund              Pioneer Fund VCT Portfolio
                                              Pioneer High Yield VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)           Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth and Income Portfolio       SCUDDER VARIABLE SERIES II
Janus Aspen Growth Portfolio                  Scudder Technology Growth Portfolio
Janus Aspen International Growth Portfolio    SVS Dreman Financial Services Portfolio
                                              T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                              T. Rowe Price International Stock Portfolio


Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.

We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.


Correspondence may be mailed to: Allmerica Select, P.O. Box 8179, Boston, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       5
SUMMARY OF FEES AND CHARGES.................................       8
SUMMARY OF POLICY FEATURES..................................      15
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
UNDERLYING FUNDS............................................      22
INVESTMENT OBJECTIVES AND POLICIES..........................      25
THE POLICY..................................................      30
  Market Timers.............................................      30
  Applying for a Policy.....................................      30
  Free-Look Period..........................................      31
  Conversion Privilege......................................      31
  Payments..................................................      31
  Allocation of Net Payments................................      32
  Transfer Privilege........................................      33
  Death Benefit.............................................      34
  Election of Death Benefit Options.........................      35
  Changing Between Death Benefit Option 1 and Death Benefit
   Option 2.................................................      38
  Guaranteed Death Benefit..................................      39
  Change in Face Amount.....................................      40
  Policy Value..............................................      41
  Payment Options...........................................      42
  Optional Insurance Benefits...............................      43
  Surrender.................................................      43
  Partial Withdrawal........................................      43
CHARGES AND DEDUCTIONS......................................      44
  Deductions from Payments..................................      44
  Monthly Charges (The Monthly Deduction)...................      44
  Computing Insurance Protection Charges....................      45
  Fund Expenses.............................................      48
  Surrender Charge..........................................      48
  Partial Withdrawal Costs..................................      49
  Transfer Charges..........................................      49
  Other Administrative Charges..............................      49
POLICY LOANS................................................      50
  Preferred Loan Option.....................................      50
  Repayment of Outstanding Loan.............................      50
  Effect of Policy Loans....................................      50
POLICY TERMINATION AND REINSTATEMENT........................      51
  Termination...............................................      51
  Reinstatement.............................................      51
OTHER POLICY PROVISIONS.....................................      52
  Policy Owner..............................................      52
  Beneficiary...............................................      52
  Assignment................................................      52
  Limit on Right to Challenge Policy........................      52
  Suicide...................................................      53
  Misstatement of Age or Sex................................      53
  Delay of Payments.........................................      53
FEDERAL TAX CONSIDERATIONS..................................      53
  The Company and the Variable Account......................      53
  Taxation of the Policies..................................      54
  Policy Loans..............................................      54

  Modified Endowment Policies...............................      55
VOTING RIGHTS...............................................      55
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      56
DISTRIBUTION................................................      57
REPORTS.....................................................      57
LEGAL PROCEEDINGS...........................................      58
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      58
FURTHER INFORMATION.........................................      59
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      59
  General Description.......................................      59
  Fixed Account Interest....................................      59
  Surrenders, Partial Withdrawals and Transfers.............      60
INDEPENDENT ACCOUNTANTS.....................................      60
FINANCIAL STATEMENTS........................................      60
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.


FACE AMOUNT: the amount of insurance coverage applied for. The Face Amount does not include or refer to any additional insurance benefit purchased under the Term Rider. The initial Face Amount is shown in your Policy. The Face Amount may be increased or decreased.


FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. SEE NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus"), MFS Variable Insurance Trust(SM) ("MFS VIT"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("Scudder"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.

The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit

    - Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is the greater of:

    - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or


    - the Policy Value as of the date due proof of death is received by the Company, less any Outstanding Loan.


NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.


POLICY CHANGE: any change in the Face Amount, the addition or deletion of an optional benefit, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).


POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
       65. See APPENDIX G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.


       MONTHLY OPTIONAL BENEFIT CHARGES -- These charges will vary based on the optional benefits selected and by the sex, age, and underwriting classification of the Insured.


    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

    - The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:

       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies.

       We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

    - The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:


       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT -- A one time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected.


       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                              FEES     OTHER EXPENSES
                                         MANAGEMENT FEE      UNDER       (AFTER ANY                     TOTAL FUND
                                           (AFTER ANY        12B-1        WAIVERS/                 EXPENSES (AFTER ANY
UNDERLYING FUND                        VOLUNTARY WAIVERS)    PLAN*     REIMBURSEMENTS)           WAIVERS/REIMBURSEMENTS)
---------------                        ------------------   --------   ---------------   ----------------------------------------
AIT Core Equity Fund (Service
 Shares).............................        0.55%           0.15%          0.06%                    0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares).............................        0.28%           0.15%          0.06%                    0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares).............................        0.50%           0.15%          0.08%                    0.73%(1)
AIT Money Market Fund (Service
 Shares).............................        0.31%           0.15%          0.05%                    0.51%(1)
AIT Select Aggressive Growth
 Fund (Service Shares)...............        0.83%           0.15%          0.07%                    1.05%(1)(2)
AIT Select Capital Appreciation
 Fund (Service Shares)...............        0.88%           0.15%          0.06%                    1.09%(1)(2)
AIT Select Emerging Markets
 Fund (Service Shares)...............        1.35%           0.15%          0.34%                    1.84%(1)(2)
AIT Select Growth and Income
 Fund (Service Shares)...............        0.68%           0.15%          0.05%                    0.88%(1)(2)
AIT Select Growth Fund (Service
 Shares).............................        0.79%           0.15%          0.06%                    1.00%(1)(2)
AIT Select International Equity
 Fund (Service Shares)...............        0.89%           0.15%          0.12%                    1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)...............        0.41%           0.15%          0.06%                    0.62%(1)
AIT Select Strategic Growth
 Fund (Service Shares)...............        0.85%           0.15%          0.29%                    1.29%(1)
AIT Select Strategic Income
 Fund (Service Shares)...............        0.58%           0.15%          0.39%                    1.12%(1)
AIT Select Value Opportunity
 Fund (Service Shares)...............        0.87%           0.15%          0.05%                    1.07%(1)(2)
AIM V.I. Aggressive Growth
 Fund (Series I Shares)..............        0.80%           0.00%          0.41%                    1.21%(4)
AIM V.I. Blue Chip Fund (Series I
 Shares).............................        0.75%           0.00%          0.51%                    1.26%(4)
AIM V.I. Premier EquityValue
 Fund (Series I Shares)..............        0.60%           0.00%          0.25%                    0.85%(4)
AIM V.I. Basic Value Fund (Series II
 Shares).............................        0.73%           0.15%          0.57%                    1.45%(3)(4)
AIM V.I. Capital Development Growth
 Fund (Series II Shares).............        0.75%           0.25%          0.41%                    1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B).................        0.25%           0.25%          0.95%                    1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)...........................        0.25%           0.25%          0.95%                    1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)...........................        0.63%           0.25%          0.04%                    0.92%
Alliance Premier Growth Portfolio
 (Class B)...........................        1.00%           0.25%          0.04%                    1.29%
Alliance Technology Portfolio
 (Class B)...........................        1.00%           0.25%          0.08%                    1.33%
Deutsche VIT EAFE Equity Index
 Fund................................        0.45%           0.00%          0.20%                    0.65%(6)
Deutsche VIT Small Cap Index Fund....        0.35%           0.00%          0.10%                    0.45%(6)
Fidelity VIP Equity-Income
 Portfolio...........................        0.48%           0.00%          0.10%                    0.58%(7)
Fidelity VIP Growth Portfolio........        0.58%           0.00%          0.10%                    0.68%(7)
Fidelity VIP High Income Portfolio...        0.58%           0.00%          0.13%                    0.71%(7)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio................        0.58%           0.00%          0.10%                    0.68%(7)
Fidelity VIP III Growth & Income
 Portfolio...........................        0.48%           0.00%          0.10%                    0.58%(7)
Fidelity VIP III Mid Cap Portfolio...        0.58%           0.00%          0.11%                    0.69%(7)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2).........        0.58%           0.25%          0.26%                    1.09%(8)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)...........        0.75%           0.25%          0.03%                    1.03%(9)(10)
FT VIP Franklin Small Cap Fund
 (Class 2)...........................        0.53%           0.25%          0.31%                    1.09%(9)(11)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)...........        0.60%           0.25%          0.20%                    1.05%(9)(11)
FT VIP Mutual Shares Securities Fund
 (Class 2)...........................        0.60%           0.25%          0.19%                    1.04%(9)
FT VIP Templeton Foreign Securities
 Fund (Class 2)......................        0.69%           0.25%          0.22%                    1.16%(9)(11)
INVESCO VIF Dynamics Fund............        0.75%           0.00%          0.33%                    1.08%(12)
INVESCO VIF Health Sciences Fund.....        0.75%           0.00%          0.31%                    1.06%(12)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)..........        0.65%           0.25%          0.02%                    0.92%(13)
Janus Aspen Growth and Income
 Portfolio (Service Shares)..........        0.65%           0.25%          0.05%                    0.95%(13)
Janus Aspen Growth Portfolio (Service
 Shares).............................        0.65%           0.25%          0.01%                    0.91%(13)

                                                              FEES     OTHER EXPENSES
                                         MANAGEMENT FEE      UNDER       (AFTER ANY                     TOTAL FUND
                                           (AFTER ANY        12B-1        WAIVERS/                 EXPENSES (AFTER ANY
UNDERLYING FUND                        VOLUNTARY WAIVERS)    PLAN*     REIMBURSEMENTS)           WAIVERS/REIMBURSEMENTS)
---------------                        ------------------   --------   ---------------   ----------------------------------------
Janus Aspen International Growth
 Portfolio (Service Shares)..........        0.65%           0.25%          0.06%                    0.96%(13)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class).......        0.75%           0.25%          0.15%                    1.15%(14)(15)(16)
MFS-Registered Trademark- New
 Discovery Series (Service Class)....        0.90%           0.25%          0.16%                    1.31%(14)(15)(16)
MFS-Registered Trademark- Total
 Return Series (Service Class).......        0.75%           0.25%          0.14%                    1.14%(14)(15)
MFS-Registered Trademark- Utilities
 Series (Service Class)..............        0.75%           0.25%          0.18%                    1.18%(14)(15)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares)............        0.64%           0.25%          0.02%                    0.91%(17)
Oppenheimer Global Securities Fund/VA
 (Service Shares)....................        0.64%           0.25%          0.06%                    0.95%(17)
Oppenheimer High Income Fund/VA
 (Service Shares)....................        0.74%           0.25%          0.07%                    1.06%(17)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares).....        0.68%           0.25%          0.05%                    0.98%(17)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares)............        0.72%           0.25%          0.04%                    1.01%(17)(18)
Pioneer Emerging Markets VCT
 Portfolio (Class II)................        0.09%           0.25%          1.56%                    1.90%(19)
Pioneer Fund VCT Portfolio
 (Class II)..........................        0.65%           0.25%          0.14%                    1.04%
Pioneer High Yield VCT Portfolio
 (Class II)..........................        0.65%           0.25%          0.60%                    1.50%(20)
Pioneer Real Estate Shares VCT
 Portfolio (Class II)................        0.80%           0.25%          0.47%                    1.52%
Scudder Technology Growth
 Portfolio...........................        0.74%           0.00%          0.07%                    0.81%(21)
SVS Dreman Financial Services
 Portfolio...........................        0.75%           0.00%          0.11%                    0.86%(21)
T. Rowe Price International Stock
 Portfolio...........................        1.05%           0.00%          0.00%                    1.05%(22)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policyowners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



     Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



     In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



     Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

     The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



     Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.



(5) As of May 1, 2002, the investment Advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement, the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for EAFE Equity Index Fund, 0.20% and 0.35%, 0.28% and 0.63% for Small Cap Index Fund, respectively, for the year ended
     December 31, 2001.



(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.64% for Fidelity VIP II Contrafund Portfolio-Registered Trademark-, 0.56% for Fidelity VIP III Growth & Income Portfolio, 0.62% for Fidelity VIP III Mid Cap Portfolio and 0.70% for Fidelity VIP High Income Portfolio.



(8) The portfolio commenced operations on February 20, 2002. Management fee and Other Expenses are estimated.



     Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(9) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(10)  The Fund administration fee is paid indirectly through the management fee.



(11) For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund and FT VIP Templeton Foreign Securities Fund, the managers have agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%. 1.02% and 1.15%, respectively.



(12) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(13) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



     Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).



(15) MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark-New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark-Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark-Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series and 1.17% for MFS-Registered Trademark- Utilities Series.



(16) MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark- New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement, "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(17) Effective May 1, 2002, 12b-1 fees are 0.25%.



(18) The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(19) Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.



(20) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets. Expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.



(21) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth(0.95%).



(22) Management fees include ordinary, recurring operating expenses.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.


There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.


WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges


    - Optional insurance benefits



The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or
(2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.


You may also add additional insurance benefits. These include the Guaranteed Death Benefit and the Term Insurance Rider. See APPENDIX B -- OPTIONAL INSURANCE BENEFITS.



The optional Guaranteed Death Benefit is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit may not be available in all states). If the Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.


In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Guaranteed Death Benefit. IF THIS GUARANTEED DEATH BENEFIT IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, see "Guaranteed Death Benefit."



CAN I EXAMINE THE POLICY?



Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.



The Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

If required in your state, you will receive a full refund of premiums. If your Policy does not provide for a full refund, you will receive:


    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?

Each Sub-Account invests exclusively in a corresponding Underlying Fund, as listed below. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate you money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy. After this, we will allocate all amounts as you have chosen.

You may allocate and transfer money among the following investment options:


ALLMERICA INVESTMENT TRUST                       FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Core Equity Fund                             PRODUCTS TRUST
AIT Equity Index Fund                            FT VIP Franklin Large Cap Growth Securities
AIT Government Bond Fund                         Fund
AIT Money Market Fund                            FT VIP Franklin Small Cap Fund
AIT Select Aggressive Growth Fund                FT VIP Franklin Small Cap Value Securities
AIT Select Capital Appreciation Fund             Fund
AIT Select Emerging Markets Fund                 FT VIP Mutual Shares Securities Fund
AIT Select Growth and Income Fund                FT VIP Templeton Foreign Securities Fund
AIT Select Growth Fund
AIT Select International Equity Fund             INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIT Select Investment Grade Income Fund          INVESCO VIF Dynamics Fund
AIT Select Strategic Growth Fund                 INVESCO VIF Health Sciences Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                JANUS ASPEN SERIES
                                                 Janus Aspen Aggressive Growth Portfolio
AIM VARIABLE INSURANCE FUNDS                     Janus Aspen Growth and Income Portfolio
AIM V.I. Aggressive Growth Fund                  Janus Aspen Growth Portfolio
AIM V.I. Basic Value Fund                        Janus Aspen International Growth Portfolio
AIM V.I. Blue Chip Fund
AIM V.I. Capital Development Fund                MFS VARIABLE INSURANCE TRUST-SM-
AIM V.I. Premier Equity Fund                     MFS-Registered Trademark- Mid Cap Growth
                                                 Series
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     MFS-Registered Trademark- New Discovery
Alliance Bernstein Small Cap Value Portfolio     Series
Alliance Bernstein Value Portfolio               MFS-Registered Trademark- Total Return
Alliance Growth and Income Portfolio             Series
Alliance Premier Growth Portfolio                MFS-Registered Trademark- Utilities Series
Alliance Technology Portfolio                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              Oppenheimer Capital Appreciation Fund/VA
Deutsche VIT EAFE Equity Index Fund              Oppenheimer Global Securities Fund/VA
Deutsche VIT Small Cap Index Fund                Oppenheimer High Income Fund/VA
                                                 Oppenheimer Main Street Growth & Income
FIDELITY VARIABLE INSURANCE PRODUCTS FUND        Fund/VA
Fidelity VIP Equity-Income Portfolio             Oppenheimer Multiple Strategies Fund/VA
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio               PIONEER VARIABLE CONTRACTS TRUST
                                                 Pioneer Emerging Markets VCT Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Pioneer Fund VCT Portfolio
Fidelity VIP II Contrafund-Registered            Pioneer High Yield VCT Portfolio
Trademark- Portfolio                             Pioneer Real Estate Shares VCT Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III    SCUDDER VARIABLE SERIES II
Fidelity VIP III Growth & Income Portfolio       Scudder Technology Growth Portfolio
Fidelity VIP III Mid Cap Portfolio               SVS Dreman Financial Services Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III    T. ROWE PRICE INTERNATIONAL SERIES, INC.
Fidelity VIP III Value Strategies Portfolio      T. Rowe Price International Stock Portfolio

The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING FUNDS.

CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 100% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is at least 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is at least 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."


A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit. See "Guaranteed Death Benefit." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS -- "Policy Loans."


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2


    - Add or remove optional insurance benefits



CAN I CONVERT MY POLICY INTO A FIXED POLICY?


Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.


If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see THE POLICY -- "Guaranteed Death Benefit."



If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.


HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.

A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


Allmerica Financial Life Insurance and Annuity Company ("Company") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account comprised of sub-accounts, of which 60 are available under the Policy. Each sub-account invests in a fund of AIT, AIM, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus, MFS VIT, Oppenheimer, Pioneer VCT, SVS or T. Rowe Price. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.


ALLMERICA INVESTMENT TRUST



Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.



Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA
RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


AIM VARIABLE INSURANCE FUNDS


AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Five of its separate investment portfolios are currently available under the Policy:
AllianceBernstein Small Cap Value Portfolio, AllianceBernstein Value Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS


Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. (DeAM) is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets give our clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a known leader in index strategies. Two of its investment portfolios are available under the Policy: Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund. Deutsche Asset
Management, Inc. serves as investment adviser to the funds.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policy: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Fidelity Variable Insurance Products Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Contrafund Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion under "Fidelity Variable Products Fund") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policy: Fidelity VIP III Growth & Income Portfolio, Fidelity VIP III Mid Cap Portfolio and Fidelity VIP III Value Strategies Portfolio (Service Class 2).


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Five of its investment portfolios are available under the Policy: FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Mutual Shares Securities Fund and FT VIP Templeton Foreign Securities Fund. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin
Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to FT VIP Templeton Foreign Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. Two of its investment portfolios are currently available under the Policy: INVESCO VIF Dynamics Fund and INVESCO VIF Health Sciences Fund. INVESCO Funds Group, Inc. serves as investment adviser to the funds.


JANUS ASPEN SERIES


Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus. Four of its investment portfolios are available under the Policy: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.



MFS VARIABLE INSURANCE TRUSTSM



MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark-Total Return Series and the MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS



Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income

Fund/VA and Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.



PIONEER VARIABLE CONTRACTS TRUST



Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts. Four of its investment portfolios are available under the
Policy: Pioneer Emerging Markets VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer High Yield VCT Portfolio and Pioneer Real Estate Shares VCT Portfolio. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser the portfolios.


SCUDDER VARIABLE SERIES II

Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. The SVS Dreman Financial Services Portfolio and Scudder Technology Growth Portfolio are offered under the Policy. Deutsche Investment Management Americas, Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment managerwas founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE UNDERLYING FUNDS THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the funds are available on request. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.



AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. CAPITAL DEVELOPMENT FUND  -- seeks long-term growth of capital.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective. This fund was formerly known as AIM V.I. Value Fund.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.


ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.


FIDELITY VIP III VALUE STRATEGIES FUND -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.



INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.


JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital.


JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies,



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.



OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.


PIONEER EMERGING MARKETS VCT PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. This portfolio formerly was known as the Growth and Income Portfolio.

PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Real Estate Growth Portfolio.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY


MARKET TIMERS



The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Policies.



In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


APPLYING FOR A POLICY

The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy.

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund will be until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy.


AFTER THIS, WE WILL ALLOCATE ALL AMOUNTS ACCORDING TO YOUR INVESTMENT CHOICES.

FREE-LOOK PERIOD


The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.


If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed


After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.


On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.


You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit is in effect, there are certain minimum payment requirements.

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.


Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of an optional insurance benefit, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


ALLOCATION OF NET PAYMENTS


The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order.


TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a sub-account following a transfer from that sub-account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.

    - You may make only one transfer involving the Fixed Account in each policy quarter.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the AIT Money Market Fund of AIT and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.



DEATH BENEFIT


GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.

NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see Election of death benefit Options). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS


    - Any other insurance on the Insured's life that is provided by an optional benefit, MINUS


    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.


After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:


    - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or

    - the Policy Value as of the date due proof of death is received by the Company.

If the Guaranteed Death Benefit is in effect, after the Final Payment Date the death benefit is the greater of:



    - The Face Amount as of the Final Payment Date; or



    - The Policy Value as of the date due proof of death is received by the Company.


Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST

Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50);

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, theexcess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.


GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)



An optional Guaranteed Death Benefit is available only at issue of the Policy. If this Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.


In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death benefit Option, can result in the termination of the Guaranteed Death Benefit. If this Guaranteed Death Benefit is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS


While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:


1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is in force. The Death Benefit will be the greater of:


    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT



The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:


    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.


It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.


CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS


You may add optional insurance benefits to the Policy, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.


SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.


The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy. The current cost of insurance charges for the insurance coverage provided by the Term Rider are equal to or lower than for the insurance coverage provided under the base Policy. In addition, while there will be a Monthly Optional Benefit Charge for the Term Rider, other charges under the Monthly Deduction will not apply to insurance coverage provided by the Term Rider.



The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:



    All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.


DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy. We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
      65. See Appendix G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

      This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.


    - MONTHLY CHARGES FOR OPTIONAL BENEFITS -- The Monthly Charges will vary depending upon the optional benefits selected, and by the sex, underwriting classification of the Insured.


COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND


       - the Policy Value (MINUS any optional benefit charges) at the beginning of the Policy month.


Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

INCREASES IN FACE AMOUNT. -- For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND


    - any Policy Value (MINUS any optional benefit charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

DEATH BENEFIT OPTION 2

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the initial Face Amount.

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.

GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured


    - Effective date of an increase or date of any optional benefit



For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for an optional benefit, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or optional benefit. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.


The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 x 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if this Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX
E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in an Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is the Policy Value minusany surrender charges.

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual interest rate charged by the Company is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION


The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).


Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual loan interest rate charged by the Company for Preferred Loans is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.


If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit.



EFFECT OF POLICY LOANS


Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.


During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of a an optional benefit. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.



If the optional Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit."


REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS

We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary                           Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

Mark A. Hug                           Director (since 2001) and Vice President (since 2000)
  Director, President and Chief       of First Allmerica; Senior Vice President of Life and
  Executive Officer                   Annuity Products (2001) for The Equitable Life
                                      Assurance Society

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Director (since 1996) And President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Treasurer                           2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and Chief  Vice President (since 1993) and Treasurer (1993-2000)
  Financial Officer                   of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Richard M. Reilly                     Director (since 1996); Vice President (1990-2001) and
  Director                            Senior Vice President (since 2001) of First
                                      Allmerica; Director (since 1990), President and Chief
                                      Executive Officer (1995-2001) of Allmerica Financial
                                      Life Insurance and Annuity Company; Director and
                                      President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.


We pay to broker-dealers who sell the Policy commissions based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions generally will be 90% of the first-year payments up to a payment amount we established and 4.00% of any excess. Commissions generally will be 4.00% for subsequent payments in Years 2-10, and 2% for Years 11 and over. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Company and the Underlying Funds are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.


Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account IMO of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS


This Appendix provides only a summary of other optional insurance benefits available for an additional charge. For more information, contact your representative.


WAIVER OF PREMIUM RIDER


This optional Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.


OTHER INSURED RIDER


This optional Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.


TERM LIFE INSURANCE RIDER


This optional Rider provides an additional term insurance benefit for the primary Insured.



GUARANTEED DEATH BENEFIT



The optional Guaranteed Death Benefit, which is available only at issue,
(a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.


Certain Optional Benefits may not be available in all States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS


On written request, the owner of the Policy may elect to receive the surrender value under one or more payment options then offered by the Company.



On written request, the beneficiary under the Policy may elect to receive all or part of any payable Net Death Benefit under one or more payment options then offered by the Company. If an election is not made, we will pay the benefit in a single sum. If a Level Death Benefit Option is in effect on the date of death and there are any outstanding Policy Loans, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit.


The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS


The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION AND OPTIONAL BENEFITS.


ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if the premiums were invested each year to earn interest (after taxes) at 5%, compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 1.05% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2001, ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 1.05% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging

Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



The advisor of the AIM V.I. Basic Value Fund has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding
Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. These waivers and reimbursements may be discontinued at anytime.



Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses of the Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund. These waivers and reimbursements may be discontinued at anytime.



For the Fidelity VIP III Value Strategies Portfolio (Service Class 2), Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund and FT VIP Templeton Foreign Securities Fund, the managers have agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission.



MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.



Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. With respect to the Pioneer High Yield VCT Portfolio (Class II), through
December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets . Expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. These limitations/waivers may be terminated without notice

Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Applying the average Fund advisory fees and operating expenses of 1.05% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -1.05%, 4.95% and 10.95%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -1.05%, 4.95% and 10.95%, respectively.


The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                    HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  ------------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH    SURRENDER    CERTIFICATE    DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT     VALUE       VALUE (2)    BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ------------  -----------  ---------
    1             6,330           0       4,226     250,000         0       4,521    250,000          0         4,817      250,000
    2            12,977       1,768       8,326     250,000     2,624       9,182    250,000      3,517        10,075      250,000
    3            19,957       6,564      12,302     250,000     8,252      13,990    250,000     10,084        15,822      250,000
    4            27,285      11,255      16,174     250,000    14,052      18,970    250,000     17,213        22,131      250,000
    5            34,980      15,856      19,955     250,000    20,047      24,145    250,000     24,978        29,077      250,000
    6            43,059      20,371      23,650     250,000    26,249      29,528    250,000     33,454        36,733      250,000
    7            51,543      24,807      27,266     250,000    32,678      35,137    250,000     42,727        45,186      250,000
    8            60,450      29,163      30,802     250,000    39,339      40,979    250,000     52,879        54,519      250,000
    9            69,803      33,431      34,251     250,000    46,240      47,060    250,000     64,004        64,824      250,000
    10           79,624      37,608      37,608     250,000    53,387      53,387    250,000     76,206        76,206      250,000
    11           89,935      42,002      42,002     250,000    61,183      61,183    250,000     90,098        90,098      250,000
    12          100,763      46,274      46,274     250,000    69,307      69,307    250,000    105,487       105,487      250,000
    13          112,131      50,406      50,406     250,000    77,763      77,763    250,000    122,540       122,540      250,000
    14          124,068      54,394      54,394     250,000    86,570      86,570    250,000    141,460       141,460      250,000
    15          136,602      58,236      58,236     250,000    95,752      95,752    250,000    162,480       162,480      250,000
    16          149,763      61,910      61,910     250,000   105,317     105,317    250,000    185,859       185,859      250,000
    17          163,581      65,455      65,455     250,000   115,329     115,329    250,000    211,865       211,865      271,188
    18          178,091      68,864      68,864     250,000   125,817     125,817    250,000    240,647       240,647      303,215
    19          193,326      72,135      72,135     250,000   136,817     136,817    250,000    272,497       272,497      337,896
    20          209,322      75,275      75,275     250,000   148,376     148,376    250,000    307,751       307,751      375,457
  Age 60        136,602      58,236      58,236     250,000    95,752      95,752    250,000    162,480       162,480      250,000
  Age 65        209,322      75,275      75,275     250,000   148,376     148,376    250,000    307,751       307,751      375,457
  Age 70        302,134      88,145      88,145     250,000   216,067     216,067    250,638    548,616       548,616      636,394
  Age 75        420,588      95,129      95,129     250,000   303,482     303,482    324,726    948,573       948,573    1,014,973


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                 HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  -------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ---------  -----------  -------
    1             6,330           0       3,644     250,000         0       3,921    250,000         0       4,199    250,000
    2            12,977         618       7,176     250,000     1,402       7,960    250,000     2,222       8,780    250,000
    3            19,957       4,854      10,592     250,000     6,380      12,118    250,000     8,042      13,780    250,000
    4            27,285       8,975      13,893     250,000    11,482      16,401    250,000    14,325      19,243    250,000
    5            34,980      12,973      17,072     250,000    16,707      20,805    250,000    21,115      25,214    250,000
    6            43,059      16,850      20,128     250,000    22,058      25,337    250,000    28,467      31,746    250,000
    7            51,543      20,591      23,050     250,000    27,531      29,990    250,000    36,432      38,891    250,000
    8            60,450      24,187      25,826     250,000    33,119      34,759    250,000    45,068      46,707    250,000
    9            69,803      27,627      28,447     250,000    38,820      39,640    250,000    54,444      55,264    250,000
    10           79,624      30,897      30,897     250,000    44,627      44,627    250,000    64,635      64,635    250,000
    11           89,935      34,290      34,290     250,000    50,914      50,914    250,000    76,202      76,202    250,000
    12          100,763      37,491      37,491     250,000    57,384      57,384    250,000    88,959      88,959    250,000
    13          112,131      40,496      40,496     250,000    64,046      64,046    250,000   103,057     103,057    250,000
    14          124,068      43,298      43,298     250,000    70,912      70,912    250,000   118,671     118,671    250,000
    15          136,602      45,876      45,876     250,000    77,983      77,983    250,000   135,992     135,992    250,000
    16          149,763      48,214      48,214     250,000    85,267      85,267    250,000   155,252     155,252    250,000
    17          163,581      50,289      50,289     250,000    92,773      92,773    250,000   176,721     176,721    250,000
    18          178,091      52,071      52,071     250,000   100,505     100,505    250,000   200,716     200,716    252,902
    19          193,326      53,524      53,524     250,000   108,470     108,470    250,000   227,301     227,301    281,854
    20          209,322      54,607      54,607     250,000   116,680     116,680    250,000   256,576     256,576    313,022
  Age 60        136,602      45,876      45,876     250,000    77,983      77,983    250,000   135,992     135,992    250,000
  Age 65        209,322      54,607      54,607     250,000   116,680     116,680    250,000   256,576     256,576    313,022
  Age 70        302,134      53,146      53,146     250,000   162,563     162,563    250,000   453,162     453,162    525,668
  Age 75        420,588      32,960      32,960     250,000   222,366     222,366    250,000   771,788     771,788    825,813


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                 HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  -------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ---------  -----------  -------
    1             1,092           0         658     75,658         0         707      75,707         0         756     75,756
    2             2,239           0       1,309     76,309        98       1,448      76,448       243       1,593     76,593
    3             3,443         767       1,949     76,949     1,040       2,222      77,222     1,336       2,518     77,518
    4             4,707       1,567       2,580     77,580     2,018       3,031      78,031     2,527       3,540     78,540
    5             6,034       2,358       3,202     78,202     3,033       3,877      78,877     3,827       4,671     79,671
    6             7,428       3,139       3,815     78,815     4,086       4,761      79,761     5,245       5,921     80,921
    7             8,891       3,906       4,413     79,413     5,173       5,680      80,680     6,790       7,297     82,297
    8            10,428       4,661       4,998     79,998     6,299       6,637      81,637     8,476       8,814     83,814
    9            12,041       5,400       5,569     80,569     7,462       7,630      82,630    10,316      10,485     85,485
    10           13,735       6,127       6,127     81,127     8,665       8,665      83,665    12,328      12,328     87,328
    11           15,514       6,839       6,839     81,839     9,922       9,922      84,922    14,557      14,557     89,557
    12           17,382       7,540       7,540     82,540    11,236      11,236      86,236    17,024      17,024     92,024
    13           19,343       8,220       8,220     83,220    12,602      12,602      87,602    19,747      19,747     94,747
    14           21,402       8,887       8,887     83,887    14,029      14,029      89,029    22,761      22,761     97,761
    15           23,564       9,536       9,536     84,536    15,515      15,515      90,515    26,092      26,092    101,092
    16           25,834      10,169      10,169     85,169    17,063      17,063      92,063    29,775      29,775    104,775
    17           28,218      10,781      10,781     85,781    18,674      18,674      93,674    33,846      33,846    108,846
    18           30,721      11,373      11,373     86,373    20,350      20,350      95,350    38,347      38,347    113,347
    19           33,349      11,942      11,942     86,942    22,091      22,091      97,091    43,320      43,320    118,320
    20           36,108      12,490      12,490     87,490    23,902      23,902      98,902    48,820      48,820    123,820
  Age 60         72,551      16,382      16,382     91,382    46,144      46,144     121,144   148,430     148,430    223,430
  Age 65         98,630      16,692      16,692     91,692    60,186      60,186     135,186   251,024     251,024    326,024
  Age 70        131,913      15,071      15,071     90,071    75,826      75,826     150,826   420,605     420,605    495,605
  Age 75        174,393      10,447      10,447     85,447    92,126      92,126     167,126   700,963     700,963    775,963


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                 HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  -------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ---------  -----------  -------
    1             1,092           0         610     75,610         0         657      75,657         0         704     75,704
    2             2,239           0       1,208     76,208         0       1,340      76,340       128       1,479     76,479
    3             3,443         611       1,793     76,793       869       2,051      77,051     1,150       2,332     77,332
    4             4,707       1,352       2,365     77,365     1,776       2,789      77,789     2,256       3,269     78,269
    5             6,034       2,080       2,924     77,924     2,710       3,554      78,554     3,454       4,298     79,298
    6             7,428       2,791       3,467     78,467     3,671       4,347      79,347     4,752       5,427     80,427
    7             8,891       3,489       3,995     78,995     4,661       5,167      80,167     6,161       6,667     81,667
    8            10,428       4,169       4,506     79,506     5,678       6,015      81,015     7,689       8,027     83,027
    9            12,041       4,831       5,000     80,000     6,722       6,891      81,891     9,348       9,517     84,517
    10           13,735       5,476       5,476     80,476     7,794       7,794      82,794    11,151      11,151     86,151
    11           15,514       6,102       6,102     81,102     8,907       8,907      83,907    13,140      13,140     88,140
    12           17,382       6,707       6,707     81,707    10,058      10,058      85,058    15,326      15,326     90,326
    13           19,343       7,291       7,291     82,291    11,249      11,249      86,249    17,730      17,730     92,730
    14           21,402       7,851       7,851     82,851    12,479      12,479      87,479    20,374      20,374     95,374
    15           23,564       8,387       8,387     83,387    13,750      13,750      88,750    23,283      23,283     98,283
    16           25,834       8,898       8,898     83,898    15,061      15,061      90,061    26,481      26,481    101,481
    17           28,218       9,382       9,382     84,382    16,412      16,412      91,412    29,999      29,999    104,999
    18           30,721       9,837       9,837     84,837    17,803      17,803      92,803    33,869      33,869    108,869
    19           33,349      10,263      10,263     85,263    19,235      19,235      94,235    38,125      38,125    113,125
    20           36,108      10,657      10,657     85,657    20,707      20,707      95,707    42,808      42,808    117,808
  Age 60         72,551      11,999      11,999     86,999    36,953      36,953     111,953   124,563     124,563    199,563
  Age 65         98,630       9,732       9,732     84,732    44,890      44,890     119,890   205,126     205,126    280,126
  Age 70        131,913       3,751       3,751     78,751    50,404      50,404     125,404   333,640     333,640    408,640
  Age 75        174,393           0           0          0    49,888      49,888     124,888   538,270     538,270    613,270


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                  HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  ---------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE    DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)    BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ---------  -----------  ---------
    1             6,330           0       4,226     250,000         0       4,521    250,000         0       4,817      250,000
    2            12,977       1,768       8,326     250,000     2,624       9,182    250,000     3,517      10,075      250,000
    3            19,957       6,564      12,302     250,000     8,252      13,990    250,000    10,084      15,822      250,000
    4            27,285      11,255      16,174     250,000    14,052      18,970    250,000    17,213      22,131      250,000
    5            34,980      15,856      19,955     250,000    20,047      24,145    250,000    24,978      29,077      250,000
    6            43,059      20,371      23,650     250,000    26,249      29,528    250,000    33,454      36,733      250,000
    7            51,543      24,807      27,266     250,000    32,678      35,137    250,000    42,727      45,186      250,000
    8            60,450      29,163      30,802     250,000    39,339      40,979    250,000    52,879      54,519      250,000
    9            69,803      33,431      34,251     250,000    46,240      47,060    250,000    64,004      64,824      250,000
    10           79,624      37,608      37,608     250,000    53,387      53,387    250,000    76,206      76,206      250,000
    11           89,935      42,002      42,002     250,000    61,183      61,183    250,000    90,098      90,098      250,000
    12          100,763      46,274      46,274     250,000    69,307      69,307    250,000   105,487     105,487      250,000
    13          112,131      50,406      50,406     250,000    77,763      77,763    250,000   122,534     122,534      259,146
    14          124,068      54,394      54,394     250,000    86,570      86,570    250,000   141,321     141,321      290,378
    15          136,602      58,236      58,236     250,000    95,752      95,752    250,000   161,991     161,991      323,513
    16          149,763      61,910      61,910     250,000   105,317     105,317    250,000   184,706     184,706      358,689
    17          163,581      65,455      65,455     250,000   115,329     115,329    250,000   209,703     209,703      396,166
    18          178,091      68,864      68,864     250,000   125,817     125,817    250,000   237,204     237,204      436,153
    19          193,326      72,135      72,135     250,000   136,817     136,817    250,000   267,453     267,453      478,897
    20          209,322      75,275      75,275     250,000   148,345     148,345    258,823   300,734     300,734      524,702
  Age 60        136,602      58,236      58,236     250,000    95,752      95,752    250,000   161,991     161,991      323,513
  Age 65        209,322      75,275      75,275     250,000   148,345     148,345    258,823   300,734     300,734      524,702
  Age 70        302,134      88,145      88,145     250,000   212,751     212,751    329,132   522,948     522,948      809,015
  Age 75        420,588      95,129      95,129     250,000   289,628     289,628    403,685   875,929     875,929    1,220,872


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



                PREMIUMS            HYPOTHETICAL 0%                  HYPOTHETICAL 6%                 HYPOTHETICAL 12%
               PAID PLUS        GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                INTEREST    -------------------------------  -------------------------------  -------------------------------
 CERTIFICATE     AT 5%      SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH   SURRENDER  CERTIFICATE   DEATH
    YEAR      PER YEAR (1)    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT    VALUE     VALUE (2)   BENEFIT
 -----------  ------------  ---------  -----------  -------  ---------  -----------  -------  ---------  -----------  -------
    1             6,330           0       3,644     250,000         0       3,921    250,000         0       4,199    250,000
    2            12,977         618       7,176     250,000     1,402       7,960    250,000     2,222       8,780    250,000
    3            19,957       4,854      10,592     250,000     6,380      12,118    250,000     8,042      13,780    250,000
    4            27,285       8,975      13,893     250,000    11,482      16,401    250,000    14,325      19,243    250,000
    5            34,980      12,973      17,072     250,000    16,707      20,805    250,000    21,115      25,214    250,000
    6            43,059      16,850      20,128     250,000    22,058      25,337    250,000    28,467      31,746    250,000
    7            51,543      20,591      23,050     250,000    27,531      29,990    250,000    36,432      38,891    250,000
    8            60,450      24,187      25,826     250,000    33,119      34,759    250,000    45,068      46,707    250,000
    9            69,803      27,627      28,447     250,000    38,820      39,640    250,000    54,444      55,264    250,000
    10           79,624      30,897      30,897     250,000    44,627      44,627    250,000    64,635      64,635    250,000
    11           89,935      34,290      34,290     250,000    50,914      50,914    250,000    76,202      76,202    250,000
    12          100,763      37,491      37,491     250,000    57,384      57,384    250,000    88,959      88,959    250,000
    13          112,131      40,496      40,496     250,000    64,046      64,046    250,000   103,057     103,057    250,000
    14          124,068      43,298      43,298     250,000    70,912      70,912    250,000   118,671     118,671    250,000
    15          136,602      45,876      45,876     250,000    77,983      77,983    250,000   135,887     135,887    271,380
    16          149,763      48,214      48,214     250,000    85,267      85,267    250,000   154,647     154,647    300,314
    17          163,581      50,289      50,289     250,000    92,773      92,773    250,000   175,069     175,069    330,736
    18          178,091      52,071      52,071     250,000   100,505     100,505    250,000   197,278     197,278    362,741
    19          193,326      53,524      53,524     250,000   108,470     108,470    250,000   221,399     221,399    396,435
    20          209,322      54,607      54,607     250,000   116,680     116,680    250,000   247,565     247,565    431,935
  Age 60        136,602      45,876      45,876     250,000    77,983      77,983    250,000   135,887     135,887    271,380
  Age 65        209,322      54,607      54,607     250,000   116,680     116,680    250,000   247,565     247,565    431,935
  Age 70        302,134      53,146      53,146     250,000   162,560     162,560    251,485   414,724     414,724    641,590
  Age 75        420,588      32,960      32,960     250,000   214,888     214,888    299,512   659,038     659,038    918,570


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
Increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
Increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
Increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79

                                   APPENDIX F
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1999. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. The discussion below reflects the manner in which performance will be calculated in the future for Table I.

Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2001. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             INCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                     10 YEARS
                                                           SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                            INCEPTION            ENDED                5             INCEPTION
                                                               DATE             12/31/01            YEARS            IF LESS)
---------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund (Service Shares)*                       05/01/01             N/A                N/A             -100.00%
AIT Equity Index Fund (Service Shares)*                      01/10/00           -100.00%             N/A             -100.00%
AIT Government Bond Fund (Service Shares)*                   05/01/01             N/A                N/A             -100.00%
AIT Money Market Fund (Service Shares)*                      01/10/00           -100.00%             N/A             -100.00%
AIT Select Aggressive Growth Fund (Service Shares)*          01/10/00           -100.00%             N/A             -100.00%
AIT Select Capital Appreciation Fund (Service Shares)*       01/10/00           -100.00%             N/A             -100.00%
AIT Select Emerging Markets Fund (Service Shares)*           01/10/00           -100.00%             N/A             -100.00%
AIT Select Growth and Income Fund (Service Shares)*          01/10/00           -100.00%             N/A             -100.00%
AIT Select Growth Fund (Service Shares)*                     01/10/00           -100.00%             N/A             -100.00%
AIT Select International Equity Fund (Service Shares)*       01/10/00           -100.00%             N/A             -100.00%
AIT Select Investment Grade Income Fund (Service
 Shares)*                                                    01/10/00           -100.00%             N/A             -100.00%
AIT Select Strategic Growth Fund (Service Shares)*           01/10/00           -100.00%             N/A             -100.00%
AIT Select Strategic Income Fund (Service Shares)*           05/01/01             N/A                N/A             -100.00%
AIT Select Value Opportunity Fund (Service Shares)*          01/10/00           -100.00%             N/A             -94.50%
AIM V.I. Aggressive Growth Fund (Series I Shares)            05/01/01             N/A                N/A             -100.00%
AIM V.I. Blue Chip Fund (Series I Shares)*                   05/01/01             N/A                N/A             -100.00%
AIM V.I. Premier Equity Fund (Series I Shares)*              05/01/01             N/A                N/A             -100.00%
AIM V.I. Basic Value Fund (Series II Shares)*                  N/A                N/A                N/A               N/A
AIM V.I. Capital Development Fund (Series II Shares)*          N/A                N/A                N/A               N/A
AllianceBernstein Small Cap Value Portfolio (Class B)*         N/A                N/A                N/A               N/A
AllianceBernstein Value Portfolio (Class B)*                   N/A                N/A                N/A               N/A
Alliance Growth and Income Portfolio (Class B)*              05/01/01             N/A                N/A             -100.00%
Alliance Premier Growth Portfolio (Class B)*                 05/01/01             N/A                N/A             -100.00%
Alliance Technology Portfolio (Class B)*                       N/A                N/A                N/A               N/A
Deutsche VIT EAFE Equity Index                               05/01/01             N/A                N/A             -100.00%
Deutsche VIT Small Cap Index                                 05/01/01             N/A                N/A             -100.00%
Fidelity VIP Equity-Income Portfolio                         01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP Growth Portfolio                                01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP High Income Portfolio                           01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP II Contrafund Portfolio                         05/01/01             N/A                N/A             -100.00%
Fidelity VIP III Growth & Income Portfolio                   05/01/01             N/A                N/A             -100.00%
Fidelity VIP III Mid Cap Portfolio                           05/01/01             N/A                N/A             -100.00%
Fidelity VIP III Value Strategies Portfolio (Service
 Class 2)*                                                     N/A                N/A                N/A               N/A
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)*                                                    N/A                N/A                N/A               N/A
FT VIP Franklin Small Cap Fund (Class 2)*                    05/01/01             N/A                N/A             -100.00%
FT VIP Franklin Small Cap Value Securities Fund (Class
 2)*                                                           N/A                N/A                N/A               N/A
FT VIP Mutual Shares Securities Fund (Class 2)*              05/01/01             N/A                N/A             -100.00%
FT VIP Templeton Foreign Securities Fund (Class 2)*            N/A                N/A                N/A               N/A
INVESCO VIF Dynamics Fund                                    05/01/01             N/A                N/A             -100.00%
INVESCO VIF Health Sciences Fund                             05/01/01             N/A                N/A             -100.00%
Janus Aspen Aggressive Growth Portfolio (Service
 Shares)*                                                    05/01/01             N/A                N/A             -100.00%

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker/ Nonsmoker) as indicated in the table below.

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   43         0.31      0.38       0.26      0.31       0.30      0.37
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 X 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 X 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 X 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                   AIT          AIT          AIT
                                     AIT        AIT        AIT         AIT        SELECT       SELECT       SELECT       AIT
                                    CORE      EQUITY    GOVERNMENT    MONEY     AGGRESSIVE    CAPITAL      EMERGING     SELECT
                                   EQUITY      INDEX       BOND       MARKET      GROWTH    APPRECIATION   MARKETS      GROWTH
                                  ---------  ---------  ----------  ----------  ----------  ------------  ----------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
Investments in shares of AIM
  Variable Insurance Funds......         --         --         --           --         --           --           --          --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --         --           --         --           --           --          --
Investments in shares of
  Delaware Group Premium Fund...         --         --         --           --         --           --           --          --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --         --         --           --         --           --           --          --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --         --         --           --         --           --           --          --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --         --         --           --         --           --           --          --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --         --         --           --         --           --           --          --
Investments in shares of Janus
  Aspen Series..................         --         --         --           --         --           --           --          --
Investments in shares of Pioneer
  Variable Contracts Trust......         --         --         --           --         --           --           --          --
Investment in shares of Scudder
  Variable Series II............         --         --         --           --         --           --           --          --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Total assets..................     49,073    448,145     42,348    2,458,320    761,902      399,111      149,741     527,881
LIABILITIES:                             --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Net assets....................  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $  47,317  $ 448,145  $  40,245   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,756         --      2,103           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
                                  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
Units outstanding, December 31,
  2001..........................     55,894    555,481     40,267    2,219,029  1,283,822      378,851      269,999     835,469
Net asset value per unit,
  December 31, 2001.............  $0.877969  $0.806771  $1.051655   $ 1.107832  $0.593460    $1.053478    $0.554606   $0.631840

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                 AIT           AIT           AIT          AIT         AIT          AIT
                                SELECT       SELECT         SELECT       SELECT      SELECT      SELECT      AIM V.I.   AIM V.I.
                                GROWTH    INTERNATIONAL   INVESTMENT   STRATEGIC   STRATEGIC      VALUE     AGGRESSIVE    BLUE
                              AND INCOME     EQUITY      GRADE INCOME    GROWTH      INCOME    OPPORTUNITY    GROWTH      CHIP
                              ----------  -------------  ------------  ----------  ----------  -----------  ----------  ---------
ASSETS:
Investments in shares of
  Allmerica Investment
  Trust.....................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $      --   $      --
Investments in shares of AIM
  Variable Insurance
  Funds.....................         --            --            --           --          --           --      16,386      43,714
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..........         --            --            --           --          --           --          --          --
Investments in shares of
  Delaware Group Premium
  Fund......................         --            --            --           --          --           --          --          --
Investments in shares of
  Deutsche Asset Management
  VIT Funds.................         --            --            --           --          --           --          --          --
Investments in shares of
  Fidelity Variable
  Insurance Products Fund...         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  II........................         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  III.......................         --            --            --           --          --           --          --          --
Investments in shares of
  Franklin Templeton
  Variable Insurance
  Products Trust............         --            --            --           --          --           --          --          --
Investments in shares of
  INVESCO Variable
  Investment Funds, Inc.....         --            --            --           --          --           --          --          --
Investments in shares of
  Janus Aspen Series........         --            --            --           --          --           --          --          --
Investments in shares of
  Pioneer Variable Contracts
  Trust.....................         --            --            --           --          --           --          --          --
Investment in shares of
  Scudder Variable
  Series II.................         --            --            --           --          --           --          --          --
Investment in shares of T.
  Rowe Price International
  Series, Inc...............         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Total assets..............    628,984       434,587       538,420      106,066      35,336      441,714      16,386      43,714
LIABILITIES:                         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Net assets................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies....  $ 628,984     $ 434,587     $ 538,420    $ 105,175   $  33,245    $ 441,714   $  14,647   $  41,980
  Value of investment by
    Allmerica Financial Life
    Insurance andAnnuity
    Company (Sponsor).......         --            --            --          891       2,091           --       1,739       1,734
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
                              $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
Units outstanding,
  December 31, 2001.........    789,072       582,293       451,296      239,956      33,797      298,049      18,842      50,408
Net asset value per unit,
  December 31, 2001.........  $0.797121     $0.746339     $1.193056    $0.445733   $1.045523    $1.482011   $0.869668   $0.867200

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                             ALLIANCE   ALLIANCE       DGPF           DGPF
                                             GROWTH &    PREMIER      GROWTH      INTERNATIONAL    DEUTSCHE     DEUTSCHE
                                  AIM V.I.    INCOME     GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE    VIT SMALL
                                    VALUE     CLASS B    CLASS B   SERVICE CLASS  SERVICE CLASS  EQUITY INDEX  CAP INDEX
                                  ---------  ---------  ---------  -------------  -------------  ------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --  $     --   $      --    $      --      $      --     $      --    $      --
Investments in shares of AIM
  Variable Insurance Funds......    116,399        --          --           --             --            --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --   193,672      78,387           --             --            --           --
Investments in shares of
  Delaware Group Premium Fund...         --        --          --        7,385          5,836            --           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --        --          --           --             --        14,101       10,965
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --        --          --           --             --            --           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --        --          --           --             --            --           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --        --          --           --             --            --           --
Investments in shares of Janus
  Aspen Series..................         --        --          --           --             --            --           --
Investments in shares of Pioneer
  Variable Contracts Trust......         --        --          --           --             --            --           --
Investment in shares of Scudder
  Variable Series II............         --        --          --           --             --            --           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Total assets..................    116,399   193,672      78,387        7,385          5,836        14,101       10,965
LIABILITIES:                             --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Net assets....................  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 114,612  $191,803   $  76,660    $   5,429      $   4,033     $  12,472    $   8,954
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,787     1,869       1,727        1,956          1,803         1,629        2,011
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
                                  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
Units outstanding, December 31,
  2001..........................    130,296   207,216      90,798        7,553          6,474        17,311       10,907
Net asset value per unit,
  December 31, 2001.............  $0.893346  $0.934635  $0.863317    $0.977794      $0.901427     $0.814566    $1.005311


                                    FIDELITY
                                       VIP
                                  EQUITY-INCOME
                                  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --
Investments in shares of AIM
  Variable Insurance Funds......           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --
Investments in shares of
  Delaware Group Premium Fund...           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................      546,370
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --
Investments in shares of Janus
  Aspen Series..................           --
Investments in shares of Pioneer
  Variable Contracts Trust......           --
Investment in shares of Scudder
  Variable Series II............           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --
                                    ---------
  Total assets..................      546,370
LIABILITIES:                               --
                                    ---------
  Net assets....................    $ 546,370
                                    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $ 546,370
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....           --
                                    ---------
                                    $ 546,370
                                    =========
Units outstanding, December 31,
  2001..........................      524,652
Net asset value per unit,
  December 31, 2001.............    $1.041389

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                                                      FIDELITY
                                                                                       VIP II             FIDELITY
                                  FIDELITY    FIDELITY    FIDELITY    FIDELITY         ASSET               VIP II
                                     VIP         VIP         VIP       VIP II         MANAGER            CONTRAFUND
                                   GROWTH    HIGH INCOME  OVERSEAS   CONTRAFUND   SERVICE CLASS 2     SERVICE CLASS 2
                                  ---------  -----------  ---------  ----------  ------------------  ------------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --   $      --   $      --  $      --       $      --           $      --
Investments in shares of AIM
  Variable Insurance Funds......         --          --          --         --              --                  --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --          --          --         --              --                  --
Investments in shares of
  Delaware Group Premium Fund...         --          --          --         --              --                  --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --          --          --         --              --                  --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................    584,943     354,447      10,513         --              --                  --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --          --          --     63,144          28,420               5,272
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --          --          --         --              --                  --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --          --          --         --              --                  --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --          --          --         --              --                  --
Investments in shares of Janus
  Aspen Series..................         --          --          --         --              --                  --
Investments in shares of Pioneer
  Variable Contracts Trust......         --          --          --         --              --                  --
Investment in shares of Scudder
  Variable Series II............         --          --          --         --              --                  --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Total assets..................    584,943     354,447      10,513     63,144          28,420               5,272
LIABILITIES:                             --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Net assets....................  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 584,943   $ 354,447   $   8,891  $  61,231       $  26,468           $   3,362
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....         --          --       1,622      1,913           1,952               1,910
                                  ---------   ---------   ---------  ---------       ---------           ---------
                                  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
Units outstanding, December 31,
  2001..........................    799,220     512,921      12,967     66,030          29,112               5,519
Net asset value per unit,
  December 31, 2001.............  $0.731892   $0.691037   $0.810755  $0.956292       $0.976210           $0.955113


                                    FIDELITY
                                     VIP III       FIDELITY
                                    GROWTH &        VIP III
                                     INCOME         MID CAP
                                  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......           --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --             --
Investments in shares of
  Delaware Group Premium Fund...           --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................       24,416         26,189
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --             --
Investments in shares of Janus
  Aspen Series..................           --             --
Investments in shares of Pioneer
  Variable Contracts Trust......           --             --
Investment in shares of Scudder
  Variable Series II............           --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --             --
                                    ---------      ---------
  Total assets..................       24,416         26,189
LIABILITIES:                               --             --
                                    ---------      ---------
  Net assets....................    $  24,416      $  26,189
                                    =========      =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $  22,513      $  24,109
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,903          2,080
                                    ---------      ---------
                                    $  24,416      $  26,189
                                    =========      =========
Units outstanding, December 31,
  2001..........................       25,656         25,187
Net asset value per unit,
  December 31, 2001.............    $0.951661      $1.039789

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                       FIDELITY          FT VIP
                                       VIP III          FRANKLIN        FT VIP         FT VIP                        INVESCO
                                        GROWTH           NATURAL       FRANKLIN        MUTUAL         INVESCO          VIF
                                    OPPORTUNITIES       RESOURCES      SMALL CAP       SHARES           VIF          HEALTH
                                   SERVICE CLASS 2       CLASS 2        CLASS 2        CLASS 2       DYNAMICS       SCIENCES
                                  ------------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....      $      --         $      --      $      --      $      --      $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......             --                --             --             --             --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............             --                --             --             --             --             --
Investments in shares of
  Delaware Group Premium Fund...             --                --             --             --             --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................             --                --             --             --             --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................          2,347                --             --             --             --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......             --             2,697        179,858         12,001             --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................             --                --             --             --         10,823         39,226
Investments in shares of Janus
  Aspen Series..................             --                --             --             --             --             --
Investments in shares of Pioneer
  Variable Contracts Trust......             --                --             --             --             --             --
Investment in shares of Scudder
  Variable Series II............             --                --             --             --             --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................             --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Total assets..................          2,347             2,697        179,858         12,001         10,823         39,226
LIABILITIES:                                 --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Net assets....................      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........      $     505         $   1,117      $ 177,984      $  10,016      $   9,194      $  37,172
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....          1,842             1,580          1,874          1,985          1,629          2,054
                                      ---------         ---------      ---------      ---------      ---------      ---------
                                      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
Units outstanding, December 31,
  2001..........................          2,548             3,414        191,938         12,095         13,292         38,193
Net asset value per unit,
  December 31, 2001.............      $0.921003         $0.790107      $0.937062      $0.992278      $0.814288      $1.027036


                                   JANUS ASPEN        JANUS        JANUS ASPEN
                                    AGGRESSIVE        ASPEN         GROWTH AND
                                      GROWTH          GROWTH          INCOME
                                  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                  --------------  --------------  --------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --       $      --       $      --
Investments in shares of AIM
  Variable Insurance Funds......           --              --              --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --              --              --
Investments in shares of
  Delaware Group Premium Fund...           --              --              --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --              --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --              --              --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --              --              --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --              --              --
Investments in shares of Janus
  Aspen Series..................        4,820         256,008          32,102
Investments in shares of Pioneer
  Variable Contracts Trust......           --              --              --
Investment in shares of Scudder
  Variable Series II............           --              --              --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --              --              --
                                    ---------       ---------       ---------
  Total assets..................        4,820         256,008          32,102
LIABILITIES:                               --              --              --
                                    ---------       ---------       ---------
  Net assets....................    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   3,267       $ 256,008       $  30,318
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,553              --           1,784
                                    ---------       ---------       ---------
                                    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
Units outstanding, December 31,
  2001..........................        6,207         418,213          35,990
Net asset value per unit,
  December 31, 2001.............    $0.776628       $0.612152       $0.891990

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                   JANUS ASPEN        PIONEER                                        PIONEER
                                  INTERNATIONAL      EMERGING        PIONEER        PIONEER        REAL ESTATE     SCUDDER
                                      GROWTH          MARKETS       FUND VCT      HIGH YIELD         GROWTH       TECHNOLOGY
                                  SERVICE SHARES   VCT CLASS II     CLASS II     VCT CLASS II     VCT CLASS II    GROWTH (A)
                                  --------------  ---------------  -----------  ---------------  ---------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --        $      --      $      --      $      --        $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......           --               --             --             --               --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --               --             --             --               --            --
Investments in shares of
  Delaware Group Premium Fund...           --               --             --             --               --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --               --             --             --               --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --               --             --             --               --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --               --             --             --               --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --               --             --             --               --            --
Investments in shares of Janus
  Aspen Series..................        7,181               --             --             --               --            --
Investments in shares of Pioneer
  Variable Contracts Trust......           --           10,666         24,990         28,098           10,284            --
Investment in shares of Scudder
  Variable Series II............           --               --             --             --               --       164,872
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Total assets..................        7,181           10,666         24,990         28,098           10,284       164,872
LIABILITIES:                               --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Net assets....................    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   5,499        $   8,713      $  23,175      $  25,994        $   8,113     $ 164,872
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,682            1,953          1,815          2,104            2,171            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
                                    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
Units outstanding, December 31,
  2001..........................        8,540           10,924         27,540         26,702            9,475       338,460
Net asset value per unit,
  December 31, 2001.............    $0.840909        $0.976442      $0.907413      $1.051781        $1.085369     $0.487025


                                  SVS DREMAN  T.ROWE PRICE
                                  FINANCIAL   INTERNATIONAL
                                   SERVICE        STOCK
                                  ----------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......         --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --            --
Investments in shares of
  Delaware Group Premium Fund...         --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --            --
Investments in shares of Janus
  Aspen Series..................         --            --
Investments in shares of Pioneer
  Variable Contracts Trust......         --            --
Investment in shares of Scudder
  Variable Series II............      6,702            --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --       251,311
                                  ---------     ---------
  Total assets..................      6,702       251,311
LIABILITIES:                             --            --
                                  ---------     ---------
  Net assets....................  $   6,702     $ 251,311
                                  =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........  $   4,700     $ 251,311
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      2,002            --
                                  ---------     ---------
                                  $   6,702     $ 251,311
                                  =========     =========
Units outstanding, December 31,
  2001..........................      6,697       382,692
Net asset value per unit,
  December 31, 2001.............  $1.000969     $0.656696

(A) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                            STATEMENTS OF OPERATIONS

                                                                    AIT
                               AIT                               GOVERNMENT             AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX         BOND           MONEY MARKET             AGGRESSIVE GROWTH
                             FOR THE                  FOR THE     FOR THE                    FOR THE                    FOR THE
                             PERIOD      FOR THE      PERIOD       PERIOD    FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                           5/1/01* TO   YEAR ENDED  1/10/00* TO  5/1/01* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                            12/31/01     12/31/01    12/31/00     12/31/01     12/31/01     12/31/00      12/31/01     12/31/00
                           -----------  ----------  -----------  ----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  122      $  3,514    $  1,365      $ 667       $30,293       $11,276     $      --     $     --
                             ------      --------    --------      -----       -------       -------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     1,620        17,840      11,605         --            --            --       170,772       24,090
  Net realized gain
    (loss) from sales of
    investments..........      (264)       (8,944)     (1,327)       396            --            --       (31,115)      (7,747)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized gain
      (loss).............     1,356         8,896      10,278        396            --            --       139,657       16,343
  Net unrealized gain
    (loss)...............      (653)      (41,848)    (33,817)      (520)           --            --      (303,230)     (95,934)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............       703       (32,952)    (23,539)      (124)           --            --      (163,573)     (79,591)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $  825      $(29,438)   $(22,174)     $ 543       $30,293       $11,276     $(163,573)    $(79,591)
                             ======      ========    ========      =====       =======       =======     =========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                  AIT SELECT                 AIT SELECT
                             CAPITAL APPRECIATION         EMERGING MARKETS           AIT SELECT GROWTH
                                           FOR THE                    FOR THE                    FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00
                           ------------  -----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $    --       $    --      $     --     $     84     $      --     $     --
                             -------       -------      --------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     20,634         1,870            --        3,570        21,801       16,744
  Net realized gain
    (loss) from sales of
    investments..........     (2,714)       (1,160)      (13,292)      (5,518)      (33,850)      (8,326)
                             -------       -------      --------     --------     ---------     --------
    Net realized gain
      (loss).............     17,920           710       (13,292)      (1,948)      (12,049)       8,418
  Net unrealized gain
    (loss)...............     (5,633)       (6,798)        2,780      (63,709)      (91,077)     (84,596)
                             -------       -------      --------     --------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............     12,287        (6,088)      (10,512)     (65,657)     (103,126)     (76,178)
                             -------       -------      --------     --------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $12,287       $(6,088)     $(10,512)    $(65,573)    $(103,126)    $(76,178)
                             =======       =======      ========     ========     =========     ========

                               AIT SELECT GROWTH
                                  AND INCOME
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  2,254     $  1,104
                             --------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --       29,860
  Net realized gain
    (loss) from sales of
    investments..........     (13,112)      (1,496)
                             --------     --------
    Net realized gain
      (loss).............     (13,112)      28,364
  Net unrealized gain
    (loss)...............     (11,761)     (50,152)
                             --------     --------
    Net realized and
      unrealized gain
      (loss).............     (24,873)     (21,788)
                             --------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $(22,619)    $(20,684)
                             ========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                                            AIT SELECT
                           AIT SELECT INTERNATIONAL     AIT SELECT INVESTMENT           AIT SELECT          STRATEGIC
                                    EQUITY                  GRADE INCOME             STRATEGIC GROWTH         INCOME
                                           FOR THE                    FOR THE                    FOR THE     FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD       PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO  5/1/01* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00     12/31/01
                           ------------  -----------  ------------  -----------  ------------  -----------  ----------
INVESTMENT INCOME:
  Dividends..............   $   5,683     $    687      $16,404       $4,873       $     --     $      3     $   296
                            ---------     --------      -------       ------       --------     --------     -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...      66,134        4,691           --           --             --        2,473         523
  Net realized gain
    (loss) from sales of
    investments..........     (20,390)      (2,645)       1,185          205        (26,422)        (355)         14
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized gain
      (loss).............      45,744        2,046        1,185          205        (26,422)       2,118         537
  Net unrealized gain
    (loss)...............    (121,713)     (25,020)      (1,717)       2,866         13,767      (32,990)     (1,227)
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized and
      unrealized gain
      (loss).............     (75,969)     (22,974)        (532)       3,071        (12,655)     (30,872)       (690)
                            ---------     --------      -------       ------       --------     --------     -------
    Net increase
      (decrease) in net
      assets from
      operations.........   $ (70,286)    $(22,287)     $15,872       $7,944       $(12,655)    $(30,869)    $  (394)
                            =========     ========      =======       ======       ========     ========     =======


                               AIT SELECT VALUE
                                  OPPORTUNITY
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 1,567       $   143
                             -------       -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     26,472           375
  Net realized gain
    (loss) from sales of
    investments..........      1,370         1,515
                             -------       -------
    Net realized gain
      (loss).............     27,842         1,890
  Net unrealized gain
    (loss)...............     12,234        20,453
                             -------       -------
    Net realized and
      unrealized gain
      (loss).............     40,076        22,343
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........    $41,643       $22,486
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                ALLIANCE     ALLIANCE       DGPF           DGPF
                            AIM V.I.    AIM V.I.                GROWTH &     PREMIER       GROWTH      INTERNATIONAL    DEUTSCHE
                           AGGRESSIVE     BLUE      AIM V.I.     INCOME       GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE
                             GROWTH       CHIP       VALUE       CLASS B     CLASS B    SERVICE CLASS  SERVICE CLASS  EQUITY INDEX
                            FOR THE     FOR THE     FOR THE      FOR THE     FOR THE       FOR THE        FOR THE       FOR THE
                             PERIOD      PERIOD      PERIOD      PERIOD       PERIOD       PERIOD         PERIOD         PERIOD
                           5/1/01* TO  5/1/01* TO  5/1/01* TO  5/1/01* TO   5/1/01* TO   5/1/01* TO     5/1/01* TO     5/1/01* TO
                            12/31/01    12/31/01    12/31/01    12/31/01     12/31/01     12/31/01       12/31/01       12/31/01
                           ----------  ----------  ----------  -----------  ----------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --       $   5       $  106      $   13       $   --        $ --           $  --         $  --
                              ----       -----       ------      ------       ------        ----           -----         -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --          --        1,610          97          103          --              --            --
  Net realized gain
    (loss) from sales of
    investments..........      (11)       (108)         125          48         (132)         12            (149)          (26)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized gain
      (loss).............      (11)       (108)       1,735         145          (29)         12            (149)          (26)
  Net unrealized gain
    (loss)...............      423         982        2,472       7,285        1,683         614             (91)         (920)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized and
      unrealized gain
      (loss).............      412         874        4,207       7,430        1,654         626            (240)         (946)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $412       $ 879       $4,313      $7,443       $1,654        $626           $(240)        $(946)
                              ====       =====       ======      ======       ======        ====           =====         =====


                            DEUTSCHE
                           VIT SMALL
                           CAP INDEX
                            FOR THE
                             PERIOD
                           5/1/01* TO
                            12/31/01
                           ----------
INVESTMENT INCOME:
  Dividends..............    $   64
                             ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       512
  Net realized gain
    (loss) from sales of
    investments..........     1,049
                             ------
    Net realized gain
      (loss).............     1,561
  Net unrealized gain
    (loss)...............       760
                             ------
    Net realized and
      unrealized gain
      (loss).............     2,321
                             ------
    Net increase
      (decrease) in net
      assets from
      operations.........    $2,385
                             ======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                                         FIDELITY    FIDELITY
                                  FIDELITY VIP                                    FIDELITY VIP HIGH        VIP        VIP II
                                  EQUITY-INCOME         FIDELITY VIP GROWTH            INCOME            OVERSEAS   CONTRAFUND
                                           FOR THE                  FOR THE                  FOR THE     FOR THE     FOR THE
                              FOR THE      PERIOD      FOR THE      PERIOD      FOR THE      PERIOD       PERIOD      PERIOD
                             YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  5/1/01* TO  5/1/01* TO
                              12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/01
                             ----------  -----------  ----------  -----------  ----------  -----------  ----------  ----------
  INVESTMENT INCOME:
    Dividends..............   $ 1,879      $   34      $    208    $      2     $ 14,553    $    134      $  --       $   --
                              -------      ------      --------    --------     --------    --------      -----       ------
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...     5,279         127        19,512         217           --          --         --           --
    Net realized gain
      (loss) from sales of
      investments..........    (1,785)        106       (11,201)       (548)      (8,023)     (1,028)      (179)          (2)
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized gain
        (loss).............     3,494         233         8,311        (331)      (8,023)     (1,028)      (179)          (2)
    Net unrealized gain
      (loss)...............      (245)      5,854       (61,208)    (38,154)     (25,784)    (26,046)      (698)       1,683
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized and
        unrealized gain
        (loss).............     3,249       6,087       (52,897)    (38,485)     (33,807)    (27,074)      (877)       1,681
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net increase
        (decrease) in net
        assets from
        operations.........   $ 5,128      $6,121      $(52,689)   $(38,483)    $(19,254)   $(26,940)     $(877)      $1,681
                              =======      ======      ========    ========     ========    ========      =====       ======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                  FOR THE
                                   PERIOD
                                 5/1/01* TO
                                  12/31/01
                             ------------------
  INVESTMENT INCOME:
    Dividends..............         $ --
                                    ----
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...           --
    Net realized gain
      (loss) from sales of
      investments..........           (3)
                                    ----
      Net realized gain
        (loss).............           (3)
    Net unrealized gain
      (loss)...............          750
                                    ----
      Net realized and
        unrealized gain
        (loss).............          747
                                    ----
      Net increase
        (decrease) in net
        assets from
        operations.........         $747
                                    ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                             FIDELITY         FT VIP
                                FIDELITY        FIDELITY                     VIP III         FRANKLIN     FT VIP      FT VIP
                                 VIP II          VIP III     FIDELITY         GROWTH         NATURAL     FRANKLIN     MUTUAL
                               CONTRAFUND       GROWTH &     VIP III      OPPORTUNITIES     RESOURCES   SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME      MID CAP     SERVICE CLASS 2     CLASS 2     CLASS 2     CLASS 2
                                FOR THE          FOR THE     FOR THE         FOR THE         FOR THE     FOR THE     FOR THE
                                 PERIOD          PERIOD       PERIOD          PERIOD          PERIOD      PERIOD      PERIOD
                               5/1/01*TO       5/1/01* TO   5/1/01* TO      5/1/01* TO      5/1/01* TO  5/1/01* TO  5/1/01* TO
                                12/31/01        12/31/01     12/31/01        12/31/01        12/31/01    12/31/01    12/31/01
                           ------------------  -----------  ----------  ------------------  ----------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............         $ --           $   --       $   --          $  --           $  15      $     7       $ 36
                                  ----           ------       ------          -----           -----      -------       ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...           --               --           --             --              --           --        122
  Net realized gain
    (loss) from sales of
    investments..........          (18)              10           28             (1)            (38)         172        (10)
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized gain
      (loss).............          (18)              10           28             (1)            (38)         172        112
  Net unrealized gain
    (loss)...............           58            1,466        1,491           (160)           (363)      16,416        259
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized and
      unrealized gain
      (loss).............           40            1,476        1,519           (161)           (401)      16,588        371
                                  ----           ------       ------          -----           -----      -------       ----
    Net increase
      (decrease) in net
      assets from
      operations.........         $ 40           $1,476       $1,519          $(161)          $(386)     $16,595       $407
                                  ====           ======       ======          =====           =====      =======       ====


                                        INVESCO
                            INVESCO       VIF
                              VIF        HEALTH
                            DYNAMICS    SCIENCES
                            FOR THE     FOR THE
                             PERIOD      PERIOD
                           5/1/01* TO  5/1/01* TO
                            12/31/01    12/31/01
                           ----------  ----------
INVESTMENT INCOME:
  Dividends..............     $ --        $ 130
                              ----        -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --           --
  Net realized gain
    (loss) from sales of
    investments..........       (7)          (5)
                              ----        -----
    Net realized gain
      (loss).............       (7)          (5)
  Net unrealized gain
    (loss)...............      481         (184)
                              ----        -----
    Net realized and
      unrealized gain
      (loss).............      474         (189)
                              ----        -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $474        $ (59)
                              ====        =====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                            JANUS ASPEN         JANUS ASPEN         JANUS ASPEN                       PIONEER
                             AGGRESSIVE        GROWTH SERVICE        GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH              SHARES              INCOME      INTERNATIONAL      MARKETS         FUND VCT
                           SERVICE SHARES               FOR THE    SERVICE SHARES  SERVICE SHARES   VCT CLASS II      CLASS II
                           FOR THE PERIOD   FOR THE      PERIOD    FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO    YEAR ENDED  5/1/01* TO    5/1/01* TO      5/1/01* TO      5/1/01* TO      5/1/01* TO
                              12/31/01      12/31/01    12/31/00      12/31/00        12/31/01        12/31/01        12/31/01
                           --------------  ----------  ----------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --        $     --    $    984       $  127           $ 20            $ --           $   51
                               -----        --------    --------       ------           ----            ----           ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --             348       2,511           --             --              --               92
  Net realized gain
    (loss) from sales of
    investments..........        (21)         (8,631)       (413)         319            (28)            229                4
                               -----        --------    --------       ------           ----            ----           ------
    Net realized gain
      (loss).............        (21)         (8,283)      2,098          319            (28)            229               96
  Net unrealized gain
    (loss)...............       (410)        (30,277)    (15,050)       1,109            230             713              859
                               -----        --------    --------       ------           ----            ----           ------
    Net realized and
      unrealized gain
      (loss).............       (431)        (38,560)    (12,952)       1,428            202             942              955
                               -----        --------    --------       ------           ----            ----           ------
    Net increase
      (decrease) in net
      assets from
      operations.........      $(431)       $(38,560)   $(11,968)      $1,555           $222            $942           $1,006
                               =====        ========    ========       ======           ====            ====           ======

                                              PIONEER
                              PIONEER       REAL ESTATE
                             HIGH YIELD        GROWTH
                            VCT CLASS II    VCT CLASS II
                           FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO      5/1/01* TO
                              12/31/01        12/31/01
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  455           $138
                               ------           ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          22             --
  Net realized gain
    (loss) from sales of
    investments..........         368            (10)
                               ------           ----
    Net realized gain
      (loss).............         390            (10)
  Net unrealized gain
    (loss)...............         362            246
                               ------           ----
    Net realized and
      unrealized gain
      (loss).............         752            236
                               ------           ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $1,207           $374
                               ======           ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                     SVS DREMAN
                              SCUDDER TECHNOLOGY     FINANCIAL   T.ROWE PRICE INTERNATIONAL
                                  GROWTH (A)          SERVICE               STOCK
                                          FOR THE     FOR THE                     FOR THE
                           FOR THE YEAR    PERIOD      PERIOD    FOR THE YEAR      PERIOD
                              ENDED      5/1/01* TO  5/1/01* TO      ENDED      1/10/00* TO
                             12/31/01     12/31/00    12/31/01     12/31/01       12/31/00
                           ------------  ----------  ----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $    187     $     --      $ --       $  5,214       $    993
                             --------     --------      ----       --------       --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --           --        --             --          4,769
  Net realized gain
    (loss) from sales of
    investments..........     (10,699)        (624)       12         (7,078)        (2,405)
                             --------     --------      ----       --------       --------
    Net realized gain
     (loss)..............     (10,699)        (624)       12         (7,078)         2,364
  Net unrealized gain
    (loss)...............     (26,871)     (32,499)      209        (40,570)       (26,640)
                             --------     --------      ----       --------       --------
    Net realized and
     unrealized gain
     (loss)..............     (37,570)     (33,123)      221        (47,648)       (24,276)
                             --------     --------      ----       --------       --------
    Net increase
     (decrease) in net
     assets from
     operations..........    $(37,383)    $(33,123)     $221       $(42,434)      $(23,283)
                             ========     ========      ====       ========       ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AIT
                               AIT                              GOVERNMENT              AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX        BOND             MONEY MARKET            AGGRESSIVE GROWTH
                           PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM      YEAR      PERIOD FROM      YEAR     PERIOD FROM
                             5/1/01*      ENDED     1/10/00*      5/1/01*       ENDED        1/10/00*      ENDED      1/10/00*
                           TO 12/31/01  12/31/01   TO 12/31/00  TO 12/31/01    12/31/01    TO 12/31/00    12/31/01   TO 12/31/00
                           -----------  ---------  -----------  -----------  ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $   122    $  3,514    $  1,365      $   667    $    30,293   $    11,276   $      --    $     --
    Net realized gain
      (loss).............      1,356       8,896      10,278          396             --            --     139,657      16,343
    Net unrealized gain
      (loss).............       (653)    (41,848)    (33,817)        (520)            --            --    (303,230)    (95,934)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........        825     (29,438)    (22,174)         543         30,293        11,276    (163,573)    (79,591)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     26,983     215,361      57,761       22,181      4,938,292     3,030,146     163,594     321,414
    Terminations.........         --          --          --           --             --            --          --     (12,273)
    Mortality and expense
      risk fees..........        (22)     (1,060)       (394)         (38)        (2,443)         (566)     (2,336)       (520)
    Insurance and other
      charges............     (2,772)    (60,832)    (11,260)      (6,543)      (239,159)      (49,651)   (107,939)    (18,848)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     21,970     100,516     206,473       24,282     (2,591,371)   (2,671,239)    152,605     515,735
    Other transfers from
      (to) the General
      Account............         89      (6,493)       (263)         (77)         2,394           466      (6,567)         77
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000          --         (52)       2,000             --          (118)         --         124
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     48,248     247,492     252,265       41,805      2,107,713       309,038     199,357     805,709
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets.............     49,073     218,054     230,091       42,348      2,138,006       320,314      35,784     726,118
  NET ASSETS:
    Beginning of year....         --     230,091          --           --        320,314            --     726,118          --
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    End of year..........    $49,073    $448,145    $230,091      $42,348    $ 2,458,320   $   320,314   $ 761,902    $726,118
                             =======    ========    ========      =======    ===========   ===========   =========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                AIT SELECT              AIT SELECT                                   AIT SELECT GROWTH
                           CAPITAL APPRECIATION      EMERGING MARKETS        AIT SELECT GROWTH           AND INCOME
                             YEAR    PERIOD FROM    YEAR     PERIOD FROM     YEAR     PERIOD FROM    YEAR     PERIOD FROM
                            ENDED     1/10/00*      ENDED     1/10/00*      ENDED      1/10/00*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  12/31/01   TO 12/31/00   12/31/01   TO 12/31/00  12/31/01   TO 12/31/00
                           --------  -----------  ---------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $     --   $     --    $     --    $     84    $      --    $     --    $  2,254    $  1,104
    Net realized gain
      (loss).............    17,920        710     (13,292)     (1,948)     (12,049)      8,418     (13,112)     28,364
    Net unrealized gain
      (loss).............    (5,633)    (6,798)      2,780     (63,709)     (91,077)    (84,596)    (11,761)    (50,152)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    12,287     (6,088)    (10,512)    (65,573)    (103,126)    (76,178)    (22,619)    (20,684)
                           --------   --------    --------    --------    ---------    --------    --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   127,854    109,061      46,372      99,350      144,274     256,406     216,420      26,383
    Terminations.........        --    (10,501)         --      (7,962)          --     (28,035)         --          --
    Mortality and expense
      risk fees..........      (897)      (400)       (470)       (312)      (1,165)       (594)       (926)       (297)
    Insurance and other
      charges............   (44,062)   (10,903)    (22,243)     (8,833)     (54,120)    (19,389)    (45,675)     (9,344)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    93,813    135,671       5,072     120,023      159,584     258,317     269,152     223,675
    Other transfers from
      (to) the General
      Account............    (6,577)         9      (6,335)        813       (7,676)       (379)     (7,089)         27
    Net increase
      (decrease) in
      investment by
      Sponsor............        --       (156)         --         351           --         (38)         --         (39)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   170,131    222,781      22,396     203,430      240,897     466,288     431,882     240,405
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets.............   182,418    216,693      11,884     137,857      137,771     390,110     409,263     219,721
  NET ASSETS:
    Beginning of year....   216,693         --     137,857          --      390,110          --     219,721          --
                           --------   --------    --------    --------    ---------    --------    --------    --------
    End of year..........  $399,111   $216,693    $149,741    $137,857    $ 527,881    $390,110    $628,984    $219,721
                           ========   ========    ========    ========    =========    ========    ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                 AIT SELECT                                                        AIT SELECT
                               INTERNATIONAL       AIT SELECT INVESTMENT         AIT SELECT         STRATEGIC
                                   EQUITY               GRADE INCOME          STRATEGIC GROWTH       INCOME
                             YEAR     PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM
                             ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*
                           12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01
                           ---------  -----------  ---------  -----------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $   5,683   $    687    $ 16,404    $  4,873    $     --    $      3      $   296
    Net realized gain
      (loss).............     45,744      2,046       1,185         205     (26,422)      2,118          537
    Net unrealized gain
      (loss).............   (121,713)   (25,020)     (1,717)      2,866      13,767     (32,990)      (1,227)
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........    (70,286)   (22,287)     15,872       7,944     (12,655)    (30,869)        (394)
                           ---------   --------    --------    --------    --------    --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    182,639     99,899     341,655      15,391      50,154      13,500       15,972
    Terminations.........         --     (9,458)         --          --          --          --           --
    Mortality and expense
      risk fees..........       (966)      (428)       (985)       (371)       (223)       (145)         (11)
    Insurance and other
      charges............    (46,576)   (12,956)    (42,313)     (7,786)    (16,405)     (3,363)        (903)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     94,730    226,905     118,893      90,352      26,925      87,278       18,686
    Other transfers from
      (to) the General
      Account............     (7,213)       616         (48)         10      (9,358)       (773)         (14)
    Net increase
      (decrease) in
      investment by
      Sponsor............         --        (32)         --        (194)         --       2,000        2,000
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    222,614    304,546     417,202      97,402      51,093      98,497       35,730
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets.............    152,328    282,259     433,074     105,346      38,438      67,628       35,336
  NET ASSETS:
    Beginning of year....    282,259         --     105,346          --      67,628          --           --
                           ---------   --------    --------    --------    --------    --------      -------
    End of year..........  $ 434,587   $282,259    $538,420    $105,346    $106,066    $ 67,628      $35,336
                           =========   ========    ========    ========    ========    ========      =======


                              AIT SELECT VALUE
                                OPPORTUNITY
                             YEAR     PERIOD FROM
                             ENDED     1/10/00*
                           12/31/01   TO 12/31/00
                           ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  1,567    $    143
    Net realized gain
      (loss).............    27,842       1,890
    Net unrealized gain
      (loss).............    12,234      20,453
                           --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    41,643      22,486
                           --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   164,465     103,096
    Terminations.........        --     (17,647)
    Mortality and expense
      risk fees..........      (678)       (179)
    Insurance and other
      charges............   (45,432)     (7,486)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   120,208      62,156
    Other transfers from
      (to) the General
      Account............      (441)        (33)
    Net increase
      (decrease) in
      investment by
      Sponsor............        --        (444)
                           --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   238,122     139,463
                           --------    --------
    Net increase
      (decrease) in net
      assets.............   279,765     161,949
  NET ASSETS:
    Beginning of year....   161,949          --
                           --------    --------
    End of year..........  $441,714    $161,949
                           ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   ALLIANCE     ALLIANCE        DGPF           DGPF
                            AIM V.I.     AIM V.I.                  GROWTH &      PREMIER       GROWTH      INTERNATIONAL
                           AGGRESSIVE      BLUE       AIM V.I.      INCOME       GROWTH     OPPORTUNITIES     EQUITY
                             GROWTH        CHIP         VALUE       CLASS B      CLASS B    SERVICE CLASS  SERVICE CLASS
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM    PERIOD FROM
                             5/1/01*      5/1/01*      5/1/01*      5/1/01*      5/1/01*       5/1/01*        5/1/01*
                           TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01   TO 12/31/01    TO 12/31/01
                           -----------  -----------  -----------  -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $     5     $    106     $     13      $    --       $   --         $   --
    Net realized gain
      (loss).............        (11)        (108)       1,735          145          (29)          12           (149)
    Net unrealized gain
      (loss).............        423          982        2,472        7,285        1,683          614            (91)
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from
      operations.........        412          879        4,313        7,443        1,654          626           (240)
                             -------      -------     --------     --------      -------       ------         ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      9,310       28,685       60,613       96,493       47,885        1,006          1,162
    Terminations.........         --           --           --           --           --           --             --
    Mortality and expense
      risk fees..........         (8)         (15)         (41)         (92)         (31)          (4)            (2)
    Insurance and other
      charges............     (1,412)      (2,627)      (6,720)      (7,164)      (3,356)        (389)          (351)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,097       14,783       56,481       95,068       30,484        4,146          3,292
    Other transfers from
      (to) the General
      Account............        (13)           9         (247)         (76)        (249)          --            (25)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000        2,000        2,000        2,000        2,000          2,000
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,974       42,835      112,086      186,229       76,733        6,759          6,076
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets.............     16,386       43,714      116,399      193,672       78,387        7,385          5,836
  NET ASSETS:
    Beginning of year....         --           --           --           --           --           --             --
                             -------      -------     --------     --------      -------       ------         ------
    End of year..........    $16,386      $43,714     $116,399     $193,672      $78,387       $7,385         $5,836
                             =======      =======     ========     ========      =======       ======         ======


                             DEUTSCHE     DEUTSCHE
                             VIT EAFE     VIT SMALL
                           EQUITY INDEX   CAP INDEX
                           PERIOD FROM   PERIOD FROM
                             5/1/01*       5/1/01*
                           TO 12/31/01   TO 12/31/01
                           ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --       $    64
    Net realized gain
      (loss).............        (26)        1,561
    Net unrealized gain
      (loss).............       (920)          760
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........       (946)        2,385
                             -------       -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      6,992         1,232
    Terminations.........         --            --
    Mortality and expense
      risk fees..........        (10)           (7)
    Insurance and other
      charges............       (359)         (445)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,422         7,320
    Other transfers from
      (to) the General
      Account............          2        (1,520)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000         2,000
                             -------       -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,047         8,580
                             -------       -------
    Net increase
      (decrease) in net
      assets.............     14,101        10,965
  NET ASSETS:
    Beginning of year....         --            --
                             -------       -------
    End of year..........    $14,101       $10,965
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                     FIDELITY     FIDELITY
                                 FIDELITY VIP                                 FIDELITY VIP HIGH         VIP        VIP II
                                 EQUITY-INCOME       FIDELITY VIP GROWTH            INCOME           OVERSEAS    CONTRAFUND
                               YEAR    PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM  PERIOD FROM
                              ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*      5/1/01*
                             12/31/01  TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01  TO 12/31/01
                             --------  -----------  ---------  -----------  ---------  -----------  -----------  -----------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............  $  1,879   $     34    $    208    $      2    $ 14,553    $    134      $    --      $    --
      Net realized gain
        (loss).............     3,494        233       8,311        (331)     (8,023)     (1,028)        (179)          (2)
      Net unrealized gain
        (loss).............      (245)     5,854     (61,208)    (38,154)    (25,784)    (26,046)        (698)       1,683
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from
        operations.........     5,128      6,121     (52,689)    (38,483)    (19,254)    (26,940)        (877)       1,681
                             --------   --------    --------    --------    --------    --------      -------      -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........   159,231      9,163     218,808      77,259     126,261      18,210        4,031       16,637
      Terminations.........        --         --          --          --          --          --           --           --
      Mortality and expense
        risk fees..........      (448)       (27)     (1,228)       (386)       (964)       (506)          (7)          (8)
      Insurance and other
        charges............   (36,808)    (1,883)    (68,495)    (11,389)    (38,215)    (10,080)      (1,825)        (727)
      Transfers between
        sub-accounts
        (including fixed
        account), net......   308,060     98,305     237,745     230,584     171,501     140,515        7,193       43,561
      Other transfers from
        (to) the General
        Account............      (309)        --      (6,541)       (138)     (6,159)        (54)          (2)          --
      Net increase
        (decrease) in
        investment by
        Sponsor............        --       (163)         --        (104)         --         132        2,000        2,000
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......   429,726    105,395     380,289     295,826     252,424     148,217       11,390       61,463
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets.............   434,854    111,516     327,600     257,343     233,170     121,277       10,513       63,144
    NET ASSETS:
      Beginning of year....   111,516         --     257,343          --     121,277          --           --           --
                             --------   --------    --------    --------    --------    --------      -------      -------
      End of year..........  $546,370   $111,516    $584,943    $257,343    $354,447    $121,277      $10,513      $63,144
                             ========   ========    ========    ========    ========    ========      =======      =======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                PERIOD FROM
                                  5/1/01*
                                TO 12/31/01
                             ------------------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............       $    --
      Net realized gain
        (loss).............            (3)
      Net unrealized gain
        (loss).............           750
                                  -------
      Net increase
        (decrease) in net
        assets from
        operations.........           747
                                  -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........        13,975
      Terminations.........            --
      Mortality and expense
        risk fees..........           (12)
      Insurance and other
        charges............        (3,838)
      Transfers between
        sub-accounts
        (including fixed
        account), net......        15,635
      Other transfers from
        (to) the General
        Account............           (87)
      Net increase
        (decrease) in
        investment by
        Sponsor............         2,000
                                  -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......        27,673
                                  -------
      Net increase
        (decrease) in net
        assets.............        28,420
    NET ASSETS:
      Beginning of year....            --
                                  -------
      End of year..........       $28,420
                                  =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FIDELITY         FT VIP
                                FIDELITY        FIDELITY                      VIP III         FRANKLIN      FT VIP       FT VIP
                                 VIP II          VIP III     FIDELITY          GROWTH          NATURAL     FRANKLIN      MUTUAL
                               CONTRAFUND       GROWTH &      VIP III      OPPORTUNITIES      RESOURCES    SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME       MID CAP     SERVICE CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              PERIOD FROM      PERIOD FROM  PERIOD FROM     PERIOD FROM      PERIOD FROM  PERIOD FROM  PERIOD FROM
                                5/1/01*          5/1/01*      5/1/01*         5/1/01*          5/1/01*      5/1/01*      5/1/01*
                              TO 12/31/01      TO 12/31/01  TO 12/31/01     TO 12/31/01      TO 12/31/01  TO 12/31/01  TO 12/31/01
                           ------------------  -----------  -----------  ------------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............        $   --          $    --      $    --          $   --          $   15      $      7      $    36
    Net realized gain
      (loss).............           (18)              10           28              (1)            (38)          172          112
    Net unrealized gain
      (loss).............            58            1,466        1,491            (160)           (363)       16,416          259
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........            40            1,476        1,519            (161)           (386)       16,595          407
                                 ------          -------      -------          ------          ------      --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         1,396            6,429       13,804             545             948        22,567        9,127
    Terminations.........            --               --           --              --              --            --           --
    Mortality and expense
      risk fees..........            (1)             (14)          (9)             --              (1)          (36)          (2)
    Insurance and other
      charges............          (290)          (1,859)        (951)            (37)           (223)       (3,124)        (518)
    Transfers between
      sub-accounts
      (including fixed
      account), net......         2,201           16,384        9,832              --             359       142,083          987
    Other transfers from
      (to) the General
      Account............           (74)              --           (6)             --              --          (227)          --
    Net increase
      (decrease) in
      investment by
      Sponsor............         2,000            2,000        2,000           2,000           2,000         2,000        2,000
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......         5,232           22,940       24,670           2,508           3,083       163,263       11,594
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets.............         5,272           24,416       26,189           2,347           2,697       179,858       12,001
  NET ASSETS:
    Beginning of year....            --               --           --              --              --            --           --
                                 ------          -------      -------          ------          ------      --------      -------
    End of year..........        $5,272          $24,416      $26,189          $2,347          $2,697      $179,858      $12,001
                                 ======          =======      =======          ======          ======      ========      =======


                                          INVESCO
                             INVESCO        VIF
                               VIF        HEALTH
                            DYNAMICS     SCIENCES
                           PERIOD FROM  PERIOD FROM
                             5/1/01*      5/1/01*
                           TO 12/31/01  TO 12/31/01
                           -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $   130
    Net realized gain
      (loss).............         (7)          (5)
    Net unrealized gain
      (loss).............        481         (184)
                             -------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........        474          (59)
                             -------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      7,815       26,684
    Terminations.........         --           --
    Mortality and expense
      risk fees..........         (2)         (10)
    Insurance and other
      charges............        (98)      (1,899)
    Transfers between
      sub-accounts
      (including fixed
      account), net......        634       12,519
    Other transfers from
      (to) the General
      Account............         --           (9)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000
                             -------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     10,349       39,285
                             -------      -------
    Net increase
      (decrease) in net
      assets.............     10,823       39,226
  NET ASSETS:
    Beginning of year....         --           --
                             -------      -------
    End of year..........    $10,823      $39,226
                             =======      =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                            JANUS ASPEN                               JANUS ASPEN                        PIONEER
                             AGGRESSIVE                                GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH            JANUS ASPEN             INCOME      INTERNATIONAL       MARKETS       FUND VCT
                           SERVICE SHARES   GROWTH SERVICE SHARES    SERVICE SHARES  SERVICE SHARES   VCT CLASS II     CLASS II
                            PERIOD FROM       YEAR      PERIOD FROM   PERIOD FROM     PERIOD FROM      PERIOD FROM    PERIOD FROM
                              5/1/01*         ENDED      1/10/00*       5/1/01*         5/1/01*          5/1/01*        5/1/01*
                            TO 12/31/01     12/31/01    TO 12/31/00   TO 12/31/00     TO 12/31/01      TO 12/31/01    TO 12/31/01
                           --------------  -----------  -----------  --------------  --------------  ---------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   --       $     --     $    984       $   127          $   20          $     -        $    51
    Net realized gain
      (loss).............         (21)        (8,283)       2,098           319             (28)             229             96
    Net unrealized gain
      (loss).............        (410)       (30,277)     (15,050)        1,109             230              713            859
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from
      operations.........        (431)       (38,560)     (11,968)        1,555             222              942          1,006
                               ------       --------     --------       -------          ------          -------        -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       1,838        170,383       26,707        25,147           2,386            5,329          4,383
    Terminations.........          --             --           --            --              --               --             --
    Mortality and expense
      risk fees..........          (2)          (539)        (113)          (15)             (2)              (5)           (12)
    Insurance and other
      charges............        (344)       (34,889)      (5,696)       (1,402)           (280)            (317)        (1,143)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       1,759         72,862       77,351         5,589           2,865            3,218         18,755
    Other transfers from
      (to) the General
      Account............          --            278          (47)         (772)            (10)            (501)             1
    Net increase
      (decrease) in
      investment by
      Sponsor............       2,000             --          239         2,000           2,000            2,000          2,000
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       5,251        208,095       98,441        30,547           6,959            9,724         23,984
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets.............       4,820        169,535       86,473        32,102           7,181           10,666         24,990
  NET ASSETS:
    Beginning of year....          --         86,473           --            --               -                -              -
                               ------       --------     --------       -------          ------          -------        -------
    End of year..........      $4,820       $256,008     $ 86,473       $32,102          $7,181          $10,666        $24,990
                               ======       ========     ========       =======          ======          =======        =======

                                                PIONEER
                               PIONEER        REAL ESTATE
                             HIGH YIELD         GROWTH
                            VCT CLASS II     VCT CLASS II
                             PERIOD FROM      PERIOD FROM
                               5/1/01*          5/1/01*
                             TO 12/31/01      TO 12/31/01
                           ---------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   455          $   138
    Net realized gain
      (loss).............          390              (10)
    Net unrealized gain
      (loss).............          362              246
                               -------          -------
    Net increase
      (decrease) in net
      assets from
      operations.........        1,207              374
                               -------          -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       13,643            5,682
    Terminations.........           --               --
    Mortality and expense
      risk fees..........           (5)              (2)
    Insurance and other
      charges............         (433)            (361)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       12,342            2,557
    Other transfers from
      (to) the General
      Account............         (656)              34
    Net increase
      (decrease) in
      investment by
      Sponsor............        2,000            2,000
                               -------          -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       26,891            9,910
                               -------          -------
    Net increase
      (decrease) in net
      assets.............       28,098           10,284
  NET ASSETS:
    Beginning of year....            -                -
                               -------          -------
    End of year..........      $28,098          $10,284
                               =======          =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  SVS DREMAN
                            SCUDDER TECHNOLOGY     FINANCIAL        T.ROWE PRICE
                                GROWTH (A)          SERVICE     INTERNATIONAL STOCK
                             YEAR    PERIOD FROM  PERIOD FROM    YEAR     PERIOD FROM
                            ENDED      5/1/00*      5/1/01*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  TO 12/31/01  12/31/01   TO 12/31/00
                           --------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)..............  $    187   $     --      $   --     $  5,214    $    993
    Net realized gain
     (loss)..............   (10,699)      (624)         12       (7,078)      2,364
    Net unrealized gain
     (loss)..............   (26,871)   (32,499)        209      (40,570)    (26,640)
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from
     operations..........   (37,383)   (33,123)        221      (42,434)    (23,283)
                           --------   --------      ------     --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    87,846     29,646       4,524      103,751      81,847
    Terminations.........        --         --          --           --      (9,044)
    Mortality and expense
     risk fees...........      (400)      (151)         (3)        (566)       (225)
    Insurance and other
     charges.............   (22,648)    (5,470)       (726)     (31,354)     (7,596)
    Transfers between
     sub-accounts
     (including fixed
     account), net.......    45,761     99,912         696       63,988     116,269
    Other transfers from
     (to) the General
     Account.............       560        (62)        (10)        (140)         11
    Net increase
     (decrease) in
     investment by
     Sponsor.............        --        384       2,000           --          87
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from policy
     transactions........   111,119    124,259       6,481      135,679     181,349
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets..............    73,736     91,136       6,702       93,245     158,066
  NET ASSETS:
    Beginning of year....    91,136         --          --      158,066          --
                           --------   --------      ------     --------    --------
    End of year..........  $164,872   $ 91,136      $6,702     $251,311    $158,066
                           ========   ========      ======     ========    ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Separate Account IMO ("the Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on January 10, 2000 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund (Service Class)         Delaware Management Company
("DGPF SC")
Deutsche Asset Management VIT Funds ("Deutsche      Deutsche Asset Management
VIT")
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
("Fidelity VIP III")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares) ("Janus         Janus Capital
Aspen")
Pioneer Variable Contracts Trust (Class II)         Pioneer Investment Management, Inc. (Pioneer)
("Pioneer II")
T Rowe Price International Series, Inc. ("T Rowe    T Rowe Price International
Price")
Scudder Variable Series II ("Scudder II")           Zurich Scudder Investments, Inc.

   The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

    Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

    On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    Certain prior year amounts have been reclassified to conform to the current year presentation.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                             PORTFOLIO INFORMATION
                                     --------------------------------------
                                     NUMBER OF  AGGREGATE   NET ASSET VALUE
SUB-ACCOUNT INVESTMENT PORTFOLIO      SHARES       COST        PER SHARE
--------------------------------     ---------  ----------  ---------------
AIT Core Equity....................    30,051   $   49,726      $ 1.633
AIT Equity Index...................   165,063      523,810        2.715
AIT Government Bond................    39,320       42,868        1.077
AIT Money Market...................  2,458,320   2,458,320        1.000
AIT Select Aggressive Growth.......   609,035    1,161,066        1.251
AIT Select Capital Appreciation....   205,727      411,542        1.940
AIT Select Emerging Markets........   208,844      210,670        0.717
AIT Select Growth..................   334,950      703,554        1.576
AIT Select Growth and Income.......   501,983      690,897        1.253
AIT Select International Equity....   390,464      581,320        1.113
AIT Select Investment Grade           486,818      537,271        1.106
  Income...........................
AIT Select Strategic Growth........   219,598      125,289        0.483
AIT Select Strategic Income........    33,911       36,563        1.042
AIT Select Value Opportunity.......   223,653      409,027        1.975
AIM V.I. Aggressive Growth.........     1,516       15,963       10.810
AIM V.I. Blue Chip.................     6,148       42,732        7.110
AIM V.I. Value.....................     4,985      113,927       23.350
Alliance Growth & Income                8,791      186,387       22.030
  Class B..........................
Alliance Premier Growth Class B....     3,135       76,704       25.000
DGPF Growth Opportunities Service         493        6,771       14.970
  Class............................
DGPF International Equity Service         420        5,927       13.900
  Class............................
Deutsche VIT EAFE Equity Index.....     1,681       15,021        8.390
Deutsche VIT Small Cap Index.......     1,022       10,205       10.730
Fidelity VIP Equity-Income.........    24,016      540,761       22.750
Fidelity VIP Growth................    17,404      684,305       33.610
Fidelity VIP High Income...........    55,296      406,277        6.410
Fidelity VIP Overseas..............       757       11,211       13.880
Fidelity VIP II Contrafund.........     3,137       61,461       20.130
Fidelity VIP II Asset Manager           1,979       27,670       14.360
  Service Class 2..................
Fidelity VIP II Contrafund Service        264        5,214       20.000
  Class 2..........................
Fidelity VIP III Growth & Income...     1,851       22,950       13.190
Fidelity VIP III Mid Cap...........     1,336       24,698       19.600
Fidelity VIP III Growth                   156        2,507       15.040
  Opportunities Service Class 2....
FT VIP Franklin Natural Resources         228        3,060       11.830
  Class 2..........................
FT VIP Franklin Small Cap              10,076      163,442       17.850
  Class 2..........................
FT VIP Mutual Shares Class 2.......       855       11,742       14.030
INVESCO VIF Dynamics...............       863       10,342       12.540
INVESCO VIF Health Sciences........     2,155       39,410       18.200
Janus Aspen Aggressive Growth             222        5,230       21.730
  Service Shares...................
Janus Aspen Growth Service             12,956      301,335       19.760
  Shares...........................
Janus Aspen Growth and Income           2,159       30,993       14.870
  Service Shares...................
Janus Aspen International Growth          308        6,951       23.300
  Service Shares...................
Pioneer Emerging Markets VCT              953        9,953       11.190
  Class II.........................
Pioneer Fund VCT Class II..........     1,312       24,131       19.050
Pioneer High Yield VCT Class II....     2,720       27,736       10.330
Pioneer Real Estate Growth VCT            697       10,038       14.750
  Class II.........................
Scudder Technology Growth (a)......    17,615      224,242        9.360
SVS Dreman Financial Services......       622        6,493       10.780
T. Rowe Price International            21,910      318,521       11.470
  Stock............................

(a)  Name changed. See Note 1.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    AFLIAC makes a monthly charge against the Policy Value in each Sub-Account as of the prior monthly processing date for mortality and expense risks assumed by AFLIAC in relation to the variable portion of the Policies. The charge for Allmerica VUL 2001 and Allmerica Select Life Plus policies is 0.35% annually for the first 10 Policy years, and 0.05% annually for Policy Year 11 and thereafter. The charge for Allmerica Select Survivorship policies is 0.10% annually. This charge may be increased or decreased, subject to compliance with applicable state and federal requirements, subject to limits. The limits for Allmerica VUL 2001 and Allmerica Select Life Plus are 0.60% annually for the first 10 Policy years and 0.30% annually for Policy Year 11 and thereafter. The limits for Allmerica Select Survivorship policies are 0.55% annually for the first 20 Policy years and 0.35% annually for Policy Year 21 and thereafter. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the Policy.

    On the date of issue and each monthly processing date thereafter, until the Final Payment date, AFLIAC makes deductions from policy value as compensation for providing insurance benefits (which vary by policy) and any additional benefits added by optional riders. On each monthly processing date, until the Final Payment Date, AFLIAC makes deductions from policy value for the Monthly Administration Fee, as reimbursement for expenses related to issuing and maintaining the Policy. This fee is $7.50 per month for Allmerica VUL 2001 and Allmerica Select Life Plus policies. For Allmerica Select Survivorship policies the fee is $16 per month for the first 5 Policy Years and $6 per month for Policy Year 6 and thereafter. For the first 10 policy years or after an increase in face amount AFLIAC deducts a Monthly Expense Charge as reimbursement for underwriting and acquisition costs, which will vary by policy. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the policy.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based upon individual portfolios and average daily net assets. Additionally, on February 12, 2002 the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002 each portfolio would pay a distribution fee equal to an annual rate of 0.15% of average daily net assets.

    Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                      PURCHASES     SALES
--------------------                      ----------  ----------
AIT Core Equity.........................  $   53,662  $    3,672
AIT Equity Index........................     315,528      46,682
AIT Government Bond.....................      82,578      40,106
AIT Money Market........................   4,894,901   2,756,895
AIT Select Aggressive Growth............     444,133      74,004
AIT Select Capital Appreciation.........     227,401      36,636
AIT Select Emerging Markets.............      51,622      29,226
AIT Select Growth.......................     338,485      75,788
AIT Select Growth and Income............     501,069      66,933
AIT Select International Equity.........     352,405      57,974
AIT Select Investment Grade Income......     467,996      34,390
AIT Select Strategic Growth.............     102,848      51,755
AIT Select Strategic Income.............      37,650       1,101
AIT Select Value Opportunity............     294,076      27,915
AIM V.I. Aggressive Growth..............      16,605         631
AIM V.I. Blue Chip......................      44,852       2,012
AIM V.I. Value..........................     120,592       6,790
Alliance Growth & Income Class B........     193,649       7,310
Alliance Premier Growth Class B.........      83,232       6,396
DGPF Growth Opportunities Service              7,096         337
  Class.................................
DGPF International Equity Service              7,955       1,879
  Class.................................
Deutsche VIT EAFE Equity Index..........      15,313         266
Deutsche VIT Small Cap Index............      40,846      31,690
Fidelity VIP Equity-Income..............     472,282      35,398
Fidelity VIP Growth.....................     442,794      42,785
Fidelity VIP High Income................     299,734      32,757
Fidelity VIP Overseas...................      12,864       1,474
Fidelity VIP II Contrafund..............      61,795         332
Fidelity VIP II Asset Manager Service         31,826       4,153
  Class 2...............................
Fidelity VIP II Contrafund Service             6,551       1,319
  Class 2...............................
Fidelity VIP III Growth & Income........      24,346       1,406
Fidelity VIP III Mid Cap................      25,657         987
Fidelity VIP III Growth Opportunities          2,519          11
  Service Class 2.......................
FT VIP Franklin Natural Resources              3,260         162
  Class 2...............................
FT VIP Franklin Small Cap Class 2.......     166,485       3,215
FT VIP Mutual Shares Class 2............      12,000         248
INVESCO VIF Dynamics....................      10,421          72
INVESCO VIF Health Sciences.............      41,334       1,919
Janus Aspen Aggressive Growth Service          5,380         129
  Shares................................
Janus Aspen Growth Service Shares.......     238,967      30,524
Janus Aspen Growth and Income Service         62,291      31,617
  Shares................................
Janus Aspen International Growth Service       7,634         655
  Shares................................
Pioneer Emerging Markets VCT Class II...      21,989      12,265
Pioneer Fund VCT Class II...............      25,005         878
Pioneer High Yield VCT Class II.........      57,146      29,778
Pioneer Real Estate Growth VCT                10,638         590
  Class II..............................
Scudder Technology Growth (a)...........     131,156      19,850
SVS Dreman Financial Services...........       7,365         884
T. Rowe Price International Stock.......     162,317      21,424

(a)  Name changed. See Note 1

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  AIT Core Equity
  2001                          55,894  0.877969  $  49,073         1.32%      N/A           -12.20%(a)
  AIT Equity Index
  2001                         555,481  0.806771    448,145         1.12       N/A           -12.01
  AIT Government Bond
  2001                          40,267  1.051655     42,348         5.74       N/A             5.17(a)
  AIT Money Market
  2001                       2,219,029  1.107832  2,458,320         3.45       N/A             4.28
  AIT Select Aggressive
    Growth
  2001                       1,283,822   0.59346    761,902          N/A       N/A           -21.63
  AIT Select Capital
    Appreciation
  2001                         378,851  1.053478    399,111          N/A       N/A            -1.13
  AIT Select Emerging
    Markets
  2001                         269,999  0.554606    149,741          N/A       N/A            -9.12
  AIT Select Growth
  2001                         835,469   0.63184    527,881          N/A       N/A           -24.70
  AIT Select Growth and
    Income
  2001                         789,072  0.797121    628,984         0.65       N/A           -11.74
  AIT Select International
    Equity
  2001                         582,293  0.746339    434,587         1.74       N/A           -21.52
  AITSelect Investment
    Grade Income
  2001                         451,296  1.193056    538,420         7.55       N/A             7.94
  AIT Select Strategic
    Growth
  2001                         239,956  0.445733    106,066          N/A       N/A           -29.28
  AIT Select Strategic
    Income
  2001                          33,797  1.045523     35,336         4.55       N/A             4.55(a)
  AIT Select Value
    Opportunity
  2001                         298,049  1.482011    441,714         0.62       N/A            12.68
  AIM V.I. Aggressive
    Growth
  2001                          18,842  0.869668     16,386          N/A       N/A           -13.03(a)
  AIM V.I. Blue Chip
  2001                          50,408    0.8672     43,714         0.07       N/A           -13.28(a)
  AIM V.I. Value
  2001                         130,296  0.893346    116,399         0.59       N/A           -10.67(a)
  Alliance Growth & Income
    Class B
  2001                         207,216  0.934635    193,672         0.04       N/A            -6.54(a)
  Alliance Premier Growth
    Class B
  2001                          90,798  0.863317     78,387          N/A       N/A           -13.67(a)
  DGPF Growth Opportunities
    Service Class
  2001                           7,553  0.977794      7,385          N/A       N/A            -2.22(a)
  DGPF International Equity
    Service Class
  2001                           6,474  0.901427      5,836          N/A       N/A            -9.86(a)
  Deutsche VIT EAFE Equity
    Index
  2001                          17,311  0.814566     14,101          N/A       N/A           -18.54(a)
  Deutsche VIT Small Cap
    Index
  2001                          10,907  1.005311     10,965         1.23       N/A             0.53(a)
  Fidelity VIP
    Equity-Income
  2001                         524,652  1.041389    546,370         0.85       N/A            -4.96
  Fidelity VIP Growth
  2001                         799,220  0.731892    584,943         0.05       N/A           -17.65
  Fidelity VIP High Income
  2001                         512,921  0.691037    354,447         7.99       N/A           -11.73
  Fidelity VIP Overseas
  2001                          12,967  0.810755     10,513          N/A       N/A           -18.92(a)
  Fidelity VIP II
    Contrafund
  2001                          66,030  0.956292     63,144          N/A       N/A            -4.37(a)
  Fidelity VIP II Asset
    Manager Service
    Class 2
  2001                          29,112   0.97621     28,420          N/A       N/A            -2.38(a)
  Fidelity VIP II
    Contrafund Service
    Class 2
  2001                           5,519  0.955113      5,272          N/A       N/A            -4.49(a)
  Fidelity VIP III
    Growth & Income
  2001                          25,656  0.951661     24,416          N/A       N/A            -4.83(a)

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  Fidelity VIP III Mid Cap
  2001                          25,187  1.039789     26,189          N/A       N/A             3.98(a)
  Fidelity VIP III Growth
    Opportunities Service
    Class 2
  2001                           2,548  0.921003      2,347          N/A       N/A            -7.90(a)
  FT VIP Franklin Natural
    Resources Class 2
  2001                           3,414  0.790107      2,697         1.11       N/A           -20.99(a)
  FT VIP Franklin Small Cap
    Class 2
  2001                         191,938  0.937062    179,858         0.03       N/A            -6.29(a)
  FT VIP Mutual Shares
    Class 2
  2001                          12,095  0.992278     12,001         1.54       N/A            -0.77(a)
  INVESCO VIF Dynamics
  2001                          13,292  0.814288     10,823          N/A       N/A           -18.57(a)
  INVESCO VIF Health
    Sciences
  2001                          38,193  1.027036     39,226         1.96       N/A             2.70(a)
  Janus Aspen Aggressive
    Growth Service Shares
  2001                           6,207  0.776628      4,820          N/A       N/A           -22.34(a)
  Janus Aspen Growth
    Service Shares
  2001                         418,213  0.612152    256,008          N/A       N/A           -24.90
  Janus Aspen Growth and
    Income Service Shares
  2001                          35,990   0.89199     32,102         1.38       N/A           -10.80(a)
  Janus Aspen International
    Growth Service Shares
  2001                           8,540  0.840909      7,181         0.98       N/A           -15.91(a)
  Pioneer Emerging Markets
    VCT Class II
  2001                          10,924  0.976442     10,666          N/A       N/A            -2.36(a)
  Pioneer Fund VCT
    Class II
  2001                          27,540  0.907413     24,990         0.98       N/A            -9.26(a)
  Pioneer High Yield VCT
    Class II
  2001                          26,702  1.051781     28,098         8.59       N/A             5.18(a)
  Pioneer Real Estate
    Growth VCT Class II
  2001                           9,475  1.085369     10,284         6.20       N/A             8.54(a)
  Scudder Technology Growth
    (b)
  2001                         338,460  0.487025    164,872         0.16       N/A           -32.41
  SVS Dreman Financial
    Service
  2001                           6,697  1.000969      6,702          N/A       N/A             0.10(a)
  T.Rowe Price
    International Stock
  2001                         382,692  0.656696    251,311         2.78       N/A           -22.21

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Start date of 05/01/2001.
(b)  Name changed. See Note 1.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


   ALLMERICA INVESTMENT TRUST (SERVICE SHARES)          DEUTSCHE ASSET MANAGEMENT VIT FUNDS
   AIT Core Equity Fund                                 Deutsche VIT EAFE Equity Index
   AIT Equity Index Fund                                Deutsche VIT Small Cap Index
   AIT Government Bond Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   AIT Money Market Fund                                Fidelity VIP Equity-Income Portfolio
   AIT Select Aggressive Growth Fund                    Fidelity VIP Growth Portfolio
   AIT Select Capital Appreciation Fund                 Fidelity VIP High Income Portfolio
   AIT Select Emerging Markets Fund                     Fidelity VIP Overseas Portfolio
   AIT Select Growth and Income Fund                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   AIT Select Growth Fund                               (SERVICE CLASS 2)
   AIT Select International Equity Fund                 Fidelity VIP II Asset Manager Portfolio
   AIT Select Investment Grade Income Fund              Fidelity VIP II Contrafund-Registered Trademark-
   AIT Select Strategic Growth Fund                     Portfolio
   AIT Select Strategic Income Fund                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   AIT Select Value Opportunity Fund                    (SERVICE CLASS 2)
   AIM VARIABLE INSURANCE FUNDS                         Fidelity VIP III Growth Opportunities Portfolio
   (SERIES I SHARES)                                    Fidelity VIP III Mid Cap Portfolio
   AIM V.I. Aggressive Growth Fund                      Fidelity VIP III Value Strategies Portfolio
   AIM V.I. Blue Chip Fund                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   AIM V.I. Premier Equity Fund                         TRUST (CLASS 2)
   AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)      FT VIP Franklin Growth and Income Securities Fund
   AIM V.I. Basic Value Fund                            FT VIP Franklin Large Cap Growth Securities Fund
   AIM V.I. Capital Development Fund                    FT VIP Franklin Small Cap Fund
   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.         FT VIP Franklin Small Cap Value Securities Fund
   (CLASS B)                                            FT VIP Mutual Shares Securities Fund
   AllianceBernstein Small Cap Value Portfolio          FT VIP Templeton Foreign Securities Fund
   AllianceBernstein Value Portfolio                    INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Alliance Growth and Income Portfolio                 INVESCO VIF Dynamics Fund
   Alliance Premier Growth Portfolio                    INVESCO VIF Health Sciences Fund
   Alliance Technology Portfolio
   DELAWARE VIP TRUST (SERVICE CLASS)
   Delaware VIP Growth Opportunities Series
   Delaware VIP International Value Equity Series



                                                   (CONTINUING TO THE NEXT PAGE)



                               DATED MAY 1, 2002

(continued)


   JANUS ASPEN SERIES (SERVICE SHARES)                  PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
   Janus Aspen Growth and Income Portfolio              Pioneer Emerging Markets VCT Portfolio
   Janus Aspen Growth Portfolio                         Pioneer Real Estate Shares VCT Portfolio
   MFS VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)     SCUDDER VARIABLE SERIES II
   MFS-Registered Trademark- Mid Cap Growth Series      Scudder Technology Growth Portfolio
   MFS-Registered Trademark- New Discovery Series       SVS Dreman Financial Services Portfolio
   MFS-Registered Trademark- Total Return Series        T. ROWE PRICE INTERNATIONAL SERIES, INC.
   MFS-Registered Trademark- Utilities Series           T. Rowe Price International Stock Portfolio
   OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
   SHARES)
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Multiple Strategies Fund/VA



Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.



We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.



Correspondence may be mailed to: Allmerica Life, P.O. Box 8179, Boston, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       5
SUMMARY OF FEES AND CHARGES.................................       8
SUMMARY OF POLICY FEATURES..................................      14
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
UNDERLYING FUNDS............................................      21
INVESTMENT OBJECTIVES AND POLICIES..........................      25
THE POLICY..................................................      30
  Market Timers.............................................      30
  Applying for a Policy.....................................      30
  Free-Look Period..........................................      31
  Conversion Privilege......................................      31
  Payments..................................................      31
  Allocation of Net Payments................................      32
  Transfer Privilege........................................      33
  Death Benefit.............................................      34
  Election of Death Benefit Options.........................      35
  Changing Between Death Benefit Option 1 and Death Benefit
   Option 2.................................................      38
  Guaranteed Death Benefit..................................      39
  Change in Face Amount.....................................      40
  Policy Value..............................................      41
  Payment Options...........................................      42
  Optional Insurance Benefits...............................      42
  Surrender.................................................      42
  Partial Withdrawal........................................      43
CHARGES AND DEDUCTIONS......................................      44
  Deductions from Payments..................................      44
  Monthly Charges (The Monthly Deduction)...................      44
  Computing Insurance Protection Charges....................      45
  Fund Expenses.............................................      48
  Surrender Charge..........................................      48
  Partial Withdrawal Costs..................................      49
  Transfer Charges..........................................      49
  Other Administrative Charges..............................      49
POLICY LOANS................................................      50
  Preferred Loan Option.....................................      50
  Repayment of Outstanding Loan.............................      50
  Effect of Policy Loans....................................      51
POLICY TERMINATION AND REINSTATEMENT........................      51
  Termination...............................................      51
  Reinstatement.............................................      51
OTHER POLICY PROVISIONS.....................................      52
  Policy Owner..............................................      52
  Beneficiary...............................................      52
  Assignment................................................      52
  Limit on Right to Challenge Policy........................      53
  Suicide...................................................      53
  Misstatement of Age or Sex................................      53
  Delay of Payments.........................................      53
FEDERAL TAX CONSIDERATIONS..................................      53
  The Company and the Variable Account......................      54
  Taxation of the Policies..................................      54
  Policy Loans..............................................      54

  Modified Endowment Policies...............................      55
VOTING RIGHTS...............................................      55
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      56
DISTRIBUTION................................................      57
REPORTS.....................................................      57
LEGAL PROCEEDINGS...........................................      58
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      58
FURTHER INFORMATION.........................................      59
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      59
  General Description.......................................      59
  Fixed Account Interest....................................      59
  Surrenders, Partial Withdrawals, and Transfers............      60
INDEPENDENT ACCOUNTANTS.....................................      60
FINANCIAL STATEMENTS........................................      60
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
TABLE.......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.


FACE AMOUNT: the amount of insurance coverage applied for. The Face Amount does not include or refer to any additional insurance benefit purchased under the Term Rider. The initial Face Amount is shown in your Policy. The Face Amount may be increased or decreased.


FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM") , Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus"), MFS Variable Insurance Trust(SM) ("MFS VIT"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International
Series, Inc. ("T. Rowe Price").


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.

The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit

Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is THE GREATER OF:

    - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or


    - the Policy Value as of the date due proof of death is received by the Company, less any Outstanding Loan.


If the Guaranteed Death Benefit is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.


POLICY CHANGE: any change in the Face Amount, the addition or deletion of an optional benefit, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).


POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
       65. See APPENDIX G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.


       MONTHLY OPTIONAL BENEFIT CHARGES -- These charges will vary based on the optional benefits selected and by the sex, age, and underwriting classification of the Insured.


    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

       The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:

       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies.

       We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

    - The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:


       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT -- A one time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected.


       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                        FEES                               TOTAL FUND
                                                   MANAGEMENT FEE      UNDER       OTHER EXPENSES           EXPENSES
                                                     (AFTER ANY        12B-1     (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                                  VOLUNTARY WAIVERS)    PLAN*       REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                                  ------------------   --------   -------------------   -------------------
AIT Core Equity Fund (Service Shares)..........        0.55%           0.15%            0.06%             0.76%(1)(2)
AIT Equity Index Fund (Service Shares).........        0.28%           0.15%            0.06%             0.49%(1)(2)
AIT Government Bond Fund (Service Shares)......        0.50%           0.15%            0.08%             0.73%(1)
AIT Money Market Fund (Service Shares).........        0.31%           0.15%            0.05%             0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares)..............................        0.83%           0.15%            0.07%             1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares)..............................        0.88%           0.15%            0.06%             1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares)..............................        1.35%           0.15%            0.34%             1.84%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares)..............................        0.68%           0.15%            0.05%             0.88%(1)(2)
AIT Select Growth Fund (Service Shares)........        0.79%           0.15%            0.06%             1.00%(1)(2)
AIT Select International Equity Fund
 (Service Shares)..............................        0.89%           0.15%            0.12%             1.16%(1)(2)
AIT Select Investment Grade Income Fund
 (Service Shares)..............................        0.41%           0.15%            0.06%             0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares)..............................        0.85%           0.15%            0.29%             1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares)..............................        0.58%           0.15%            0.39%             1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares)..............................        0.87%           0.15%            0.05%             1.07%(1)(2)
AIM V.I. Aggressive Growth Fund (Series I
 Shares).......................................        0.80%           0.00%            0.41%             1.21%(3)
AIM V.I. Blue Chip Fund (Series I Shares)......        0.75%           0.00%            0.51%             1.26%(3)
AIM V.I. Premier Equity Value Fund (Series I
 Shares).......................................        0.60%           0.00%            0.25%             0.85%(3)
AIM V.I. Basic Value Fund (Series II Shares)...        0.73%           0.15%            0.57%             1.45%(3)(4)
AIM V.I. Capital Development Fund (Series II
 Shares).......................................        0.75%           0.25%            0.41%             1.41%(3)
AllianceBernstein Small Cap Value Portfolio
 (Class B).....................................        0.25%           0.25%            0.95%             1.45%(5)
AllianceBernstein Value Portfolio (Class B)....        0.25%           0.25%            0.95%             1.45%(5)
Alliance Growth and Income Portfolio
 (Class B).....................................        0.63%           0.25%            0.04%             0.92%
Alliance Premier Growth Portfolio (Class B)....        1.00%           0.25%            0.04%             1.29%
Alliance Technology Portfolio (Class B)........        1.00%           0.25%            0.08%             1.33%
Delaware VIP Growth Opportunities Series
 (Service Class)...............................        0.75%           0.15%            0.12%             1.02%(6)
Delaware VIP International Value Equity Series
 (Service Class)...............................        0.84%           0.15%            0.16%             1.15%(7)
Deutsche VIT EAFE Equity Index Fund............        0.45%           0.00%            0.20%             0.65%(8)
Deutsche VIT Small Cap Index Fund..............        0.35%           0.00%            0.10%             0.45%(8)
Fidelity VIP Equity-Income Portfolio...........        0.48%           0.00%            0.10%             0.58%(9)
Fidelity VIP Growth Portfolio..................        0.58%           0.00%            0.10%             0.68%(9)
Fidelity VIP High Income Portfolio.............        0.58%           0.00%            0.13%             0.71%(9)
Fidelity VIP Overseas Portfolio................        0.73%           0.00%            0.19%             0.92%(9)
Fidelity VIP II Asset Manager Portfolio
 (Service Class 2).............................        0.58%           0.25%            0.26%             1.09%(10)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service Class 2)........        0.53%           0.25%            0.12%             0.90%(11)
Fidelity VIP III Growth Opportunities Portfolio
 (Service Class 2).............................        0.58%           0.25%            0.11%             0.94%(11)
Fidelity VIP III Mid Cap Portfolio (Service
 Class 2)......................................        0.58%           0.25%            0.12%             0.95%(11)
Fidelity VIP III Value Strategies Portfolio
 (Service Class 2).............................        0.58%           0.25%            0.11%             0.94%(11)
FT VIP Franklin Growth and Income Securities
 Fund (Class 2)................................        0.48%           0.25%            0.03%             0.76%(12)(13)
FT VIP Franklin Large Cap Growth Securities
 Fund (Class 2)................................        0.75%           0.25%            0.03%             1.03%(12)(13)
FT VIP Franklin Small Cap Fund (Class 2).......        0.53%           0.25%            0.31%             1.09%(12)(14)

                                                                        FEES                               TOTAL FUND
                                                   MANAGEMENT FEE      UNDER       OTHER EXPENSES           EXPENSES
                                                     (AFTER ANY        12B-1     (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                                  VOLUNTARY WAIVERS)    PLAN*       REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                                  ------------------   --------   -------------------   -------------------
FT VIP Franklin Small Cap Value Securities Fund
 (Class 2).....................................        0.60%           0.25%            0.20%             1.05%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2).....................................        0.60%           0.25%            0.19%             1.04%(12)
FT VIP Templeton Foreign Securities Fund
 (Class 2).....................................        0.69%           0.25%            0.22%             1.16%(12)(14)
INVESCO VIF Dynamics Fund......................        0.75%           0.00%            0.33%             1.08%(15)
INVESCO VIF Health Sciences Fund...............        0.75%           0.00%            0.31%             1.06%(15)
Janus Aspen Growth and Income Portfolio
 (Service Shares)..............................        0.65%           0.25%            0.05%             0.95%(16)
Janus Aspen Growth Portfolio
 (Service Shares)..............................        0.65%           0.25%            0.01%             0.91%(16)
MFS-Registered Trademark- Mid Cap Growth Series
 (Service Class)...............................        0.75%           0.25%            0.15%             1.15%(17)(18)
MFS-Registered Trademark- New Discovery Series
 (Service Class)...............................        0.90%           0.25%            0.16%             1.31%(17)(18)
MFS-Registered Trademark- Total Return Series
 (Service Class)...............................        0.75%           0.25%            0.14%             1.14%(17)
MFS-Registered Trademark- Utilities Series
 (Service Class)...............................        0.75%           0.25%            0.18%             1.18%(17)
Oppenheimer Capital Appreciation Fund/VA
 (Service Shares)..............................        0.64%           0.25%            0.02%             0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares)..............................        0.64%           0.25%            0.06%             0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares)..............................        0.74%           0.25%            0.07%             1.06%(19)
Oppenheimer Main Street Growth & Income Fund/VA
 (Service Shares)..............................        0.68%           0.25%            0.05%             0.98%(19)
Oppenheimer Multiple Strategies Fund/VA
 (Service Shares)..............................        0.72%           0.25%            0.04%             1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)....................................        0.09%           0.25%            1.56%             1.90%(21)
Pioneer Real Estate Shares VCT Portfolio
 (Class II)....................................        0.80%           0.25%            0.47%             1.52%
Scudder Technology Growth Portfolio............        0.74%           0.00%            0.07%             0.81%(22)
SVS Dreman Financial Services Portfolio........        0.75%           0.00%            0.11%             0.86%(22)
T. Rowe Price International Stock Portfolio....        1.05%           0.00%            0.00%             1.05%(23)



* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policy owners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund.



      Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



      In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



      Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



      The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding
        Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



      Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.



(5) As of May 1, 2002, the investment Advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6) Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.



(7) Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd. ("DIAL"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001 (including 12b-1 fees) were 1.16% for Delaware VIP International Value Equity Series.



(8) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, Other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for EAFE Equity Index Fund and 0.35%, 0.28% and 0.63% for Small Cap Index Fund, respectively, for the year ended December 31, 2001.



(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, Total Operating Expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio and 0.70% for Fidelity VIP High Income Portfolio.



(10) The portfolio commenced operations on February 20, 2002. Management fee and Other Expenses are estimated.



      Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(11) Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.89% for Fidelity VIP II Asset Manager Portfolio, 0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio and 0.93% Fidelity VIP III Growth Opportunities Portfolio.



(12) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(13) The Fund administration fee is paid indirectly through the management fee.

(14) For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund and FT VIP Templeton Foreign Securities Fund, the managers have agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.



(15) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(16) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



      Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. (These fees are referred to as distribution fees.)



      MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark-New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series and 1.17% for MFS-Registered Trademark- Utilities Series.



(18) MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark- New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement, "Total Expenses" would have been higher and would equal:
        1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(19)    Effective May 1, 2002, 12b-1 fees are 0.25%.



(20) The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(21) Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/ or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.



(22)    Pursuant to their respective agreements with Scudder Variable
        Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names:
        SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(23)    Management fees include ordinary, recurring operating expenses.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.


There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.


WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

    - Optional insurance benefits.

The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or
(2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.

You may also add additional optional insurance benefits. These include the Guaranteed Death Benefit and the Term Insurance Rider. See APPENDIX B -- OPTIONAL INSURANCE BENEFITS.


The optional Guaranteed Death Benefit is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit may not be available in all states). If the Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.


In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Guaranteed Death Benefit. IF THE GUARANTEED DEATH BENEFIT IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, see "Guaranteed Death Benefit."


CAN I EXAMINE THE POLICY?


Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.


If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

Where required by state law, your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy or by the funds for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?

Each Sub-Account invests exclusively in a corresponding Underlying Fund, as listed below. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate you money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy. After this, we will allocate all amounts as you have chosen.

You may allocate and transfer money among the following investment options:


   ALLMERICA INVESTMENT TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   AIT Core Equity Fund                                 Fidelity VIP III Growth Opportunities Portfolio
   AIT Equity Index Fund                                Fidelity VIP III Mid Cap Portfolio
   AIT Government Bond Fund                             Fidelity VIP III Value Strategies Portfolio
   AIT Money Market Fund                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   AIT Select Aggressive Growth Fund                    TRUST
   AIT Select Capital Appreciation Fund                 FT VIP Franklin Growth and Income Securities Fund
   AIT Select Emerging Markets Fund                     FT VIP Franklin Large Cap Growth Securities Fund
   AIT Select Growth and Income Fund                    FT VIP Franklin Small Cap Fund
   AIT Select Growth Fund                               FT VIP Franklin Small Cap Value Securities Fund
   AIT Select International Equity Fund                 FT VIP Mutual Shares Securities Fund
   AIT Select Investment Grade Income Fund              FT VIP Templeton Foreign Securities Fund
   AIT Select Strategic Growth Fund                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
   AIT Select Strategic Income Fund                     INVESCO VIF Dynamics Fund
   AIT Select Value Opportunity Fund                    INVESCO VIF Health Sciences Fund
   AIM VARIABLE INSURANCE FUNDS                         JANUS ASPEN SERIES
   AIM V.I. Aggressive Growth Fund                      Janus Aspen Growth and Income Portfolio
   AIM V.I. Basic Value Fund                            Janus Aspen Growth Portfolio
   AIM V.I. Blue Chip Fund                              MFS VARIABLE INSURANCE TRUST-SM-
   AIM V.I. Capital Development Fund                    MFS-Registered Trademark- Mid Cap Growth Series
   AIM V.I. Premier Equity Fund                         MFS-Registered Trademark- New Discovery Series
   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.         MFS-Registered Trademark- Total Return Series
   AllianceBernstein Small Cap Value Portfolio          MFS-Registered Trademark- Utilities Series
   AllianceBernstein Value Portfolio                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Alliance Growth and Income Portfolio                 Oppenheimer Capital Appreciation Fund/VA
   Alliance Premier Growth Portfolio                    Oppenheimer Global Securities Fund/VA
   Alliance Technology Portfolio                        Oppenheimer High Income Fund/VA
   DELAWARE VIP TRUST                                   Oppenheimer Main Street Growth & Income Fund/VA
   Delaware VIP Growth Opportunities Series             Oppenheimer Multiple Strategies Fund/VA
   Delaware VIP International Value Equity Series       PIONEER VARIABLE CONTRACTS TRUST
   DEUTSCHE ASSET MANAGEMENT VIT FUNDS                  Pioneer Emerging Markets VCT Portfolio
   Deutsche VIT EAFE Equity Index                       Pioneer Real Estate Shares VCT Portfolio
   Deutsche VIT Small Cap Index                         SCUDDER VARIABLE SERIES II
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND            Scudder Technology Growth Portfolio
   Fidelity VIP Equity-Income Portfolio                 SVS Dreman Financial Services Portfolio
   Fidelity VIP Growth Portfolio                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
   Fidelity VIP High Income Portfolio                   T. Rowe Price International Stock Portfolio
   Fidelity VIP Overseas Portfolio
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Fidelity VIP II Asset Manager Portfolio
   Fidelity VIP II Contrafund-Registered Trademark-
   Portfolio


The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.

CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 100% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is at least 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at an annual rate of interest may change that is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is at least 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."

A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit. See "Guaranteed Death Benefit." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS -- "Policy Loans."

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2

    - Add or remove optional insurance benefits

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.

If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see THE POLICY -- "Guaranteed Death Benefit."

If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.

A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


Allmerica Financial Life Insurance and Annuity Company ("Company") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $ 17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account comprised of sub-accounts, 61 of which are available under the Policy. Each sub-account invests in a corresponding underlying fund of AIT, AIM, Alliance, Delaware VIP, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO, Janus, MFS VIT, Oppenheimer, Pioneer VCT, SVS or T. Rowe Price. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?"under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.


ALLMERICA INVESTMENT TRUST



Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.



Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


AIM VARIABLE INSURANCE FUNDS


AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth
Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Five of its separate investment portfolios are currently available under the Policy:
AllianceBernstein Small Cap Value Portfolio, AllianceBernstein Value Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



DELAWARE VIP TRUST



Delaware VIP Trust Fund ("Delaware VIP") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Delaware VIP or its separate investment series. Delaware VIP was established to serve as an investment vehicle for various separate accounts supporting variable insurance contracts. Two of its investment series are available under the Policy: Delaware VIP Growth Opportunities Series and Delaware VIP International Value Equity Series. The investment adviser for the Delaware VIP Growth Opportunities Series is Delaware Management Company ("Delaware Management"), a series of Delaware Management Business Trust. The investment adviser for Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").


DEUTSCHE ASSET MANAGEMENT VIT FUNDS


Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. (DeAM) is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets give our clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a known leader in index strategies. Two of its investment portfolios are available under the Policy: Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund. Deutsche Asset
Management, Inc. serves as investment adviser to the funds.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Fidelity Variable Insurance Products Fund"), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the Policy: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II
Contrafund-Registered Trademark- Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion under "Fidelity Variable Insurance Products Fund"), is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Policy: Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio and Fidelity VIP III Value Strategies Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Six of its investment portfolios are available under the Policy: FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Mutual Shares Securities Fund and FT VIP Templeton Foreign Securities Fund. The investment adviser to the FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund and FT VIP Mutual Shares Securities Fund is Franklin Advisers, LLC. The investment adviser to the FT VIP Templeton Foreign Securities Fund is Templeton Investment Counsel, Inc.


INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. Two of its investment portfolios are currently available under the Policy: INVESCO VIF Dynamics Fund and INVESCO VIF Health Sciences Fund. INVESCO Funds Group, Inc. serves as investment adviser to the funds.


JANUS ASPEN SERIES


Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus.

Two of its investment portfolios are available under the Policy: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.



MFS VARIABLE INSURANCE TRUST-SM-



MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Trust Series and the MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS



Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA and Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.


PIONEER VARIABLE CONTRACTS TRUST


Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts. Two of its investment portfolios are available under the
Policy: Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Shares VCT Portfolio. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio.


SCUDDER VARIABLE SERIES II

Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. The SVS Dreman Financial Services Portfolio and Scudder Technology Growth Portfolio are offered under the Policy. Deutsche Investment Management Americas, Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment managerwas founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Policy: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved.

Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.



AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective. This fund was formerly known as AIM V.I. Value Fund.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.



ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.


ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Series formerly was known DGPF International Equity Series.


DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- Portfolio -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.


FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FIDELITY VIP III VALUE STRATEGIES FUND -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This fund was formerly known as FT VIP Natural Resources Fund.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.



INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies,



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.



OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.


PIONEER EMERGING MARKETS VCT PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Real Estate Growth Portfolio.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY


MARKET TIMERS



The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Policies.



In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


APPLYING FOR A POLICY

The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy.

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY --"Free-Look Period"), we will initially allocate your sub-account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund will be until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy.


After this, we will allocate all amounts according to your investment choices.

FREE-LOOK PERIOD


The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.


If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed


After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.


On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit is in effect, there are certain minimum payment requirements.

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.


Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of an optional insurance benefit, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


ALLOCATION OF NET PAYMENTS


The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order.


TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a sub-account following a transfer from that sub-account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.

    - You may make only one transfer involving the Fixed Account in each policy quarter.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

Dollar-Cost Averaging Option and Automatic Rebalancing Option

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the AIT Money Market Fund of AIT and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").


Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date"). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.



DEATH BENEFIT


GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS, below.

NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see ELECTION OF DEATH BENEFIT OPTIONS). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS


    - Any other insurance on the Insured's life that is provided by an optional benefit, MINUS


    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:

    - the Face Amount as of the Final Payment Date less any Outstanding loan, any partial withdrawals and withdrawal charges; or

    - the Policy Value as of the date due proof of death is received by the Company.

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST

Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, theexcess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)


An optional Guaranteed Death Benefit is available only at issue of the Policy. If the Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy.


Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.


GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is not terminated. The Death Benefit will be the greater of:


    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT

The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.


It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.


CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - the SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS


You may add optional insurance benefits to the Policy, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.


SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.


The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy. The current cost of insurance charges for the insurance coverage provided by the Term Rider are equal to or lower than for the insurance coverage provided under the base Policy. In addition, while there will be a Monthly Optional Benefit Charge for the Term Rider, other charges under the Monthly Deduction will not apply to insurance coverage provided by the Term Rider.



The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:



    All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.


DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy.

We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
      65. See Appendix G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.


    - MONTHLY CHARGES FOR OPTIONAL BENEFITS -- The Monthly Charges will vary depending upon the optional benefits selected, and by the sex, underwriting classification of the Insured.


COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND


       - the Policy Value (MINUS any optional benefit charges) at the beginning of the Policy month.


Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).


INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:


    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND


    - any Policy Value (MINUS any optional benefit charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

DEATH BENEFIT OPTION 2

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the initial Face Amount.

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.

GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured


    - Effective date of an increase or date of any optional benefit



For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for an optional benefit, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or optional benefit. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.


The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 X 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if this Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX
E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in an Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is the Policy Value minusany surrender charges

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual interest rate charged by the Company is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION

The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual loan interest rate charged by the Company for Preferred Loans is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit is in effect, the Policy will terminate if:

    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.


During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of an optional benefit. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.


If the optional Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit."

REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS

We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary                           Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

Mark A. Hug                           Director (since 2001) and Vice President (since 2000)
  Director, President and Chief       of First Allmerica; Senior Vice President of Life and
  Executive Officer                   Annuity Products (2001) for The Equitable Life
                                      Assurance Society

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Director (since 1996) And President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Treasurer                           2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and Chief  Vice President (since 1993) and Treasurer (1993-2000)
  Financial Officer                   of First Allmerica

Richard M. Reilly                     Director (since 1996); Vice President (1990-2001) and
  Director                            Senior Vice President (since 2001) of First
                                      Allmerica; Director (since 1990), President and Chief
                                      Executive Officer (1995-2001) of Allmerica Financial
                                      Life Insurance and Annuity Company; Director and
                                      President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.


The Company pays commissions to registered representatives who sell the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally will equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will equal 4% of any additional premiums. However, we may pay higher amounts under certain circumstances Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives also may be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year premiums or 14% of renewal premiums.


Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Company and the Underlying Funds are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.


Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS, AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account IMO of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS


This Appendix provides only a summary of other optional insurance benefits available for an additional charge. For more information, contact your representative.


GUARANTEED DEATH BENEFIT


The optional Guaranteed Death Benefit, which is available only at issue,
(a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.


LIVING BENEFITS RIDER


This optional Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.


OTHER INSURED RIDER


This optional Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.


TERM LIFE INSURANCE RIDER


This optional Rider provides an additional term insurance benefit for the primary Insured.


WAIVER OF PREMIUM RIDER


This optional Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.


Certain Optional Benefits may not be available in all States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment Level Death Benefit Options selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS


The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION
AND OPTIONAL BENEFITS.


ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5%, compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 1.05% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2001, ranged from an annual rate of 0.45% to an annual rate of 1.90% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 1.05% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.



The advisor of the AIM V.I. Basic Value Fund has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding
Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



As of May 1, 2002, the investment Advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. These waivers and reimbursements may be discontinued at anytime.



Effective May 1, 2002 through April 30, 2003, the investment advisor of the Delaware VIP Growth Opportunities Series, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%. Effective May 1, 2002 through April 30, 2003, the investment advisor of the Delaware VIP International Value Equity Series, Delaware International Advisers Ltd. ("DIAL"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.00%.



Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses of the Deutsche VIT EAFE Equity Index Fund and Deutsche VIT Small Cap Index Fund. These waivers and reimbursements may be discontinued at anytime.



For the Fidelity VIP III Value Strategies Portfolio (Service Class 2), Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund and FT VIP Templeton Foreign Securities Fund, the managers have agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission.



MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. These limitations/ waivers may be terminated without notice.



Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Applying the average Fund advisory fees and operating expenses of 1.05% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -1.05%, 4.95% and 10.95%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates -1.05%, 4.95% and 10.95%, respectively.


The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ---------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY     DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  ---------
   1         6,330          0      4,226   250,000         0     4,521   250,000          0       4,817     250,000
   2        12,977      1,768      8,326   250,000     2,624     9,182   250,000      3,517      10,075     250,000
   3        19,957      6,564     12,302   250,000     8,252    13,990   250,000     10,084      15,822     250,000
   4        27,285     11,255     16,174   250,000    14,052    18,970   250,000     17,213      22,131     250,000
   5        34,980     15,856     19,955   250,000    20,047    24,145   250,000     24,978      29,077     250,000
   6        43,059     20,371     23,650   250,000    26,249    29,528   250,000     33,454      36,733     250,000
   7        51,543     24,807     27,266   250,000    32,678    35,137   250,000     42,727      45,186     250,000
   8        60,450     29,163     30,802   250,000    39,339    40,979   250,000     52,879      54,519     250,000
   9        69,803     33,431     34,251   250,000    46,240    47,060   250,000     64,004      64,824     250,000
   10       79,624     37,608     37,608   250,000    53,387    53,387   250,000     76,206      76,206     250,000
   11       89,935     42,002     42,002   250,000    61,183    61,183   250,000     90,098      90,098     250,000
   12      100,763     46,274     46,274   250,000    69,307    69,307   250,000    105,487     105,487     250,000
   13      112,131     50,406     50,406   250,000    77,763    77,763   250,000    122,540     122,540     250,000
   14      124,068     54,394     54,394   250,000    86,570    86,570   250,000    141,460     141,460     250,000
   15      136,602     58,236     58,236   250,000    95,752    95,752   250,000    162,480     162,480     250,000
   16      149,763     61,910     61,910   250,000   105,317   105,317   250,000    185,859     185,859     250,000
   17      163,581     65,455     65,455   250,000   115,329   115,329   250,000    211,865     211,865     271,188
   18      178,091     68,864     68,864   250,000   125,817   125,817   250,000    240,647     240,647     303,215
   19      193,326     72,135     72,135   250,000   136,817   136,817   250,000    272,497     272,497     337,896
   20      209,322     75,275     75,275   250,000   148,376   148,376   250,000    307,751     307,751     375,457
 Age 60    136,602     58,236     58,236   250,000    95,752    95,752   250,000    162,480     162,480     250,000
 Age 65    209,322     75,275     75,275   250,000   148,376   148,376   250,000    307,751     307,751     375,457
 Age 70    302,134     88,145     88,145   250,000   216,067   216,067   250,638    548,616     548,616     636,394
 Age 75    420,588     95,129     95,129   250,000   303,482   303,482   324,726    948,573     948,573   1,014,973


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  --------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY    DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE    BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  --------
   1         6,330          0      3,644   250,000         0     3,921   250,000          0       4,199   250,000
   2        12,977        618      7,176   250,000     1,402     7,960   250,000      2,222       8,780   250,000
   3        19,957      4,854     10,592   250,000     6,380    12,118   250,000      8,042      13,780   250,000
   4        27,285      8,975     13,893   250,000    11,482    16,401   250,000     14,325      19,243   250,000
   5        34,980     12,973     17,072   250,000    16,707    20,805   250,000     21,115      25,214   250,000
   6        43,059     16,850     20,128   250,000    22,058    25,337   250,000     28,467      31,746   250,000
   7        51,543     20,591     23,050   250,000    27,531    29,990   250,000     36,432      38,891   250,000
   8        60,450     24,187     25,826   250,000    33,119    34,759   250,000     45,068      46,707   250,000
   9        69,803     27,627     28,447   250,000    38,820    39,640   250,000     54,444      55,264   250,000
   10       79,624     30,897     30,897   250,000    44,627    44,627   250,000     64,635      64,635   250,000
   11       89,935     34,290     34,290   250,000    50,914    50,914   250,000     76,202      76,202   250,000
   12      100,763     37,491     37,491   250,000    57,384    57,384   250,000     88,959      88,959   250,000
   13      112,131     40,496     40,496   250,000    64,046    64,046   250,000    103,057     103,057   250,000
   14      124,068     43,298     43,298   250,000    70,912    70,912   250,000    118,671     118,671   250,000
   15      136,602     45,876     45,876   250,000    77,983    77,983   250,000    135,992     135,992   250,000
   16      149,763     48,214     48,214   250,000    85,267    85,267   250,000    155,252     155,252   250,000
   17      163,581     50,289     50,289   250,000    92,773    92,773   250,000    176,721     176,721   250,000
   18      178,091     52,071     52,071   250,000   100,505   100,505   250,000    200,716     200,716   252,902
   19      193,326     53,524     53,524   250,000   108,470   108,470   250,000    227,301     227,301   281,854
   20      209,322     54,607     54,607   250,000   116,680   116,680   250,000    256,576     256,576   313,022
 Age 60    136,602     45,876     45,876   250,000    77,983    77,983   250,000    135,992     135,992   250,000
 Age 65    209,322     54,607     54,607   250,000   116,680   116,680   250,000    256,576     256,576   313,022
 Age 70    302,134     53,146     53,146   250,000   162,563   162,563   250,000    453,162     453,162   525,668
 Age 75    420,588     32,960     32,960   250,000   222,366   222,366   250,000    771,788     771,788   825,813


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2

                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS


          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  --------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY    DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE    BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  --------
   1         1,092          0        658   75,658         0        707    75,707          0         756    75,756
   2         2,239          0      1,309   76,309        98      1,448    76,448        243       1,593    76,593
   3         3,443        767      1,949   76,949     1,040      2,222    77,222      1,336       2,518    77,518
   4         4,707      1,567      2,580   77,580     2,018      3,031    78,031      2,527       3,540    78,540
   5         6,034      2,358      3,202   78,202     3,033      3,877    78,877      3,827       4,671    79,671
   6         7,428      3,139      3,815   78,815     4,086      4,761    79,761      5,245       5,921    80,921
   7         8,891      3,906      4,413   79,413     5,173      5,680    80,680      6,790       7,297    82,297
   8        10,428      4,661      4,998   79,998     6,299      6,637    81,637      8,476       8,814    83,814
   9        12,041      5,400      5,569   80,569     7,462      7,630    82,630     10,316      10,485    85,485
   10       13,735      6,127      6,127   81,127     8,665      8,665    83,665     12,328      12,328    87,328
   11       15,514      6,839      6,839   81,839     9,922      9,922    84,922     14,557      14,557    89,557
   12       17,382      7,540      7,540   82,540    11,236     11,236    86,236     17,024      17,024    92,024
   13       19,343      8,220      8,220   83,220    12,602     12,602    87,602     19,747      19,747    94,747
   14       21,402      8,887      8,887   83,887    14,029     14,029    89,029     22,761      22,761    97,761
   15       23,564      9,536      9,536   84,536    15,515     15,515    90,515     26,092      26,092   101,092
   16       25,834     10,169     10,169   85,169    17,063     17,063    92,063     29,775      29,775   104,775
   17       28,218     10,781     10,781   85,781    18,674     18,674    93,674     33,846      33,846   108,846
   18       30,721     11,373     11,373   86,373    20,350     20,350    95,350     38,347      38,347   113,347
   19       33,349     11,942     11,942   86,942    22,091     22,091    97,091     43,320      43,320   118,320
   20       36,108     12,490     12,490   87,490    23,902     23,902    98,902     48,820      48,820   123,820
 Age 60     72,551     16,382     16,382   91,382    46,144     46,144   121,144    148,430     148,430   223,430
 Age 65     98,630     16,692     16,692   91,692    60,186     60,186   135,186    251,024     251,024   326,024
 Age 70    131,913     15,071     15,071   90,071    75,826     75,826   150,826    420,605     420,605   495,605
 Age 75    174,393     10,447     10,447   85,447    92,126     92,126   167,126    700,963     700,963   775,963


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  --------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY    DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE    BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  --------
   1         1,092          0        610   75,610         0        657    75,657          0         704    75,704
   2         2,239          0      1,208   76,208         0      1,340    76,340        128       1,479    76,479
   3         3,443        611      1,793   76,793       869      2,051    77,051      1,150       2,332    77,332
   4         4,707      1,352      2,365   77,365     1,776      2,789    77,789      2,256       3,269    78,269
   5         6,034      2,080      2,924   77,924     2,710      3,554    78,554      3,454       4,298    79,298
   6         7,428      2,791      3,467   78,467     3,671      4,347    79,347      4,752       5,427    80,427
   7         8,891      3,489      3,995   78,995     4,661      5,167    80,167      6,161       6,667    81,667
   8        10,428      4,169      4,506   79,506     5,678      6,015    81,015      7,689       8,027    83,027
   9        12,041      4,831      5,000   80,000     6,722      6,891    81,891      9,348       9,517    84,517
   10       13,735      5,476      5,476   80,476     7,794      7,794    82,794     11,151      11,151    86,151
   11       15,514      6,102      6,102   81,102     8,907      8,907    83,907     13,140      13,140    88,140
   12       17,382      6,707      6,707   81,707    10,058     10,058    85,058     15,326      15,326    90,326
   13       19,343      7,291      7,291   82,291    11,249     11,249    86,249     17,730      17,730    92,730
   14       21,402      7,851      7,851   82,851    12,479     12,479    87,479     20,374      20,374    95,374
   15       23,564      8,387      8,387   83,387    13,750     13,750    88,750     23,283      23,283    98,283
   16       25,834      8,898      8,898   83,898    15,061     15,061    90,061     26,481      26,481   101,481
   17       28,218      9,382      9,382   84,382    16,412     16,412    91,412     29,999      29,999   104,999
   18       30,721      9,837      9,837   84,837    17,803     17,803    92,803     33,869      33,869   108,869
   19       33,349     10,263     10,263   85,263    19,235     19,235    94,235     38,125      38,125   113,125
   20       36,108     10,657     10,657   85,657    20,707     20,707    95,707     42,808      42,808   117,808
 Age 60     72,551     11,999     11,999   86,999    36,953     36,953   111,953    124,563     124,563   199,563
 Age 65     98,630      9,732      9,732   84,732    44,890     44,890   119,890    205,126     205,126   280,126
 Age 70    131,913      3,751      3,751   78,751    50,404     50,404   125,404    333,640     333,640   408,640
 Age 75    174,393          0          0        0    49,888     49,888   124,888    538,270     538,270   613,270


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                      HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  -------------------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY          DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE          BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  -------------------
   1         6,330          0      4,226   250,000         0     4,521   250,000          0       4,817               250,000
   2        12,977      1,768      8,326   250,000     2,624     9,182   250,000      3,517      10,075               250,000
   3        19,957      6,564     12,302   250,000     8,252    13,990   250,000     10,084      15,822               250,000
   4        27,285     11,255     16,174   250,000    14,052    18,970   250,000     17,213      22,131               250,000
   5        34,980     15,856     19,955   250,000    20,047    24,145   250,000     24,978      29,077               250,000
   6        43,059     20,371     23,650   250,000    26,249    29,528   250,000     33,454      36,733               250,000
   7        51,543     24,807     27,266   250,000    32,678    35,137   250,000     42,727      45,186               250,000
   8        60,450     29,163     30,802   250,000    39,339    40,979   250,000     52,879      54,519               250,000
   9        69,803     33,431     34,251   250,000    46,240    47,060   250,000     64,004      64,824               250,000
   10       79,624     37,608     37,608   250,000    53,387    53,387   250,000     76,206      76,206               250,000
   11       89,935     42,002     42,002   250,000    61,183    61,183   250,000     90,098      90,098               250,000
   12      100,763     46,274     46,274   250,000    69,307    69,307   250,000    105,487     105,487               250,000
   13      112,131     50,406     50,406   250,000    77,763    77,763   250,000    122,534     122,534               259,146
   14      124,068     54,394     54,394   250,000    86,570    86,570   250,000    141,321     141,321               290,378
   15      136,602     58,236     58,236   250,000    95,752    95,752   250,000    161,991     161,991               323,513
   16      149,763     61,910     61,910   250,000   105,317   105,317   250,000    184,706     184,706               358,689
   17      163,581     65,455     65,455   250,000   115,329   115,329   250,000    209,703     209,703               396,166
   18      178,091     68,864     68,864   250,000   125,817   125,817   250,000    237,204     237,204               436,153
   19      193,326     72,135     72,135   250,000   136,817   136,817   250,000    267,453     267,453               478,897
   20      209,322     75,275     75,275   250,000   148,345   148,345   258,823    300,734     300,734               524,702
 Age 60    136,602     58,236     58,236   250,000    95,752    95,752   250,000    161,991     161,991               323,513
 Age 65    209,322     75,275     75,275   250,000   148,345   148,345   258,823    300,734     300,734               524,702
 Age 70    302,134     88,145     88,145   250,000   212,751   212,751   329,132    522,948     522,948               809,015
 Age 75    420,588     95,129     95,129   250,000   289,628   289,628   403,685    875,929     875,929             1,220,872


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                 HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  --------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY    DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE       VALUE    BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  --------  --------
   1         6,330          0      3,644   250,000         0     3,921   250,000          0       4,199   250,000
   2        12,977        618      7,176   250,000     1,402     7,960   250,000      2,222       8,780   250,000
   3        19,957      4,854     10,592   250,000     6,380    12,118   250,000      8,042      13,780   250,000
   4        27,285      8,975     13,893   250,000    11,482    16,401   250,000     14,325      19,243   250,000
   5        34,980     12,973     17,072   250,000    16,707    20,805   250,000     21,115      25,214   250,000
   6        43,059     16,850     20,128   250,000    22,058    25,337   250,000     28,467      31,746   250,000
   7        51,543     20,591     23,050   250,000    27,531    29,990   250,000     36,432      38,891   250,000
   8        60,450     24,187     25,826   250,000    33,119    34,759   250,000     45,068      46,707   250,000
   9        69,803     27,627     28,447   250,000    38,820    39,640   250,000     54,444      55,264   250,000
   10       79,624     30,897     30,897   250,000    44,627    44,627   250,000     64,635      64,635   250,000
   11       89,935     34,290     34,290   250,000    50,914    50,914   250,000     76,202      76,202   250,000
   12      100,763     37,491     37,491   250,000    57,384    57,384   250,000     88,959      88,959   250,000
   13      112,131     40,496     40,496   250,000    64,046    64,046   250,000    103,057     103,057   250,000
   14      124,068     43,298     43,298   250,000    70,912    70,912   250,000    118,671     118,671   250,000
   15      136,602     45,876     45,876   250,000    77,983    77,983   250,000    135,887     135,887   271,380
   16      149,763     48,214     48,214   250,000    85,267    85,267   250,000    154,647     154,647   300,314
   17      163,581     50,289     50,289   250,000    92,773    92,773   250,000    175,069     175,069   330,736
   18      178,091     52,071     52,071   250,000   100,505   100,505   250,000    197,278     197,278   362,741
   19      193,326     53,524     53,524   250,000   108,470   108,470   250,000    221,399     221,399   396,435
   20      209,322     54,607     54,607   250,000   116,680   116,680   250,000    247,565     247,565   431,935
 Age 60    136,602     45,876     45,876   250,000    77,983    77,983   250,000    135,887     135,887   271,380
 Age 65    209,322     54,607     54,607   250,000   116,680   116,680   250,000    247,565     247,565   431,935
 Age 70    302,134     53,146     53,146   250,000   162,560   162,560   251,485    414,724     414,724   641,590
 Age 75    420,588     32,960     32,960   250,000   214,888   214,888   299,512    659,038     659,038   918,570


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYOWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79.

                                   APPENDIX F
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 1999. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. The discussion below reflects the manner in which performance will be calculated in the future for Table I.

Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2001. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                AVERAGE ANNUAL TOTAL RETURNS FOR OF SUB-ACCOUNT
                        PERIODS ENDING DECEMBER 31, 2001
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund (Service Shares)                   05/01/01             N/A                N/A             -100.00%
AIT Equity Index Fund (Service Shares)                  01/10/00           -100.00%             N/A             -100.00%
AIT Government Bond Fund (Service Shares)               05/01/01             N/A                N/A             -100.00%
AIT Money Market Fund (Service Shares)                  01/10/00           -100.00%             N/A             -100.00%
AIT Select Aggressive Growth Fund (Service Shares)      01/10/00           -100.00%             N/A             -100.00%
AIT Select Capital Appreciation Fund (Service
 Shares)                                                01/10/00           -100.00%             N/A             -100.00%
AIT Select Emerging Markets Fund (Service Shares)       01/10/00           -100.00%             N/A             -100.00%
AIT Select Growth and Income Fund (Service Shares)      01/10/00           -100.00%             N/A             -100.00%
AIT Select Growth Fund (Service Shares)                 01/10/00           -100.00%             N/A             -100.00%
AIT Select International Equity Fund (Service
 Shares)                                                01/10/00           -100.00%             N/A             -100.00%
AIT Select Investment Grade Income Fund (Service
 Shares)                                                01/10/00           -100.00%             N/A             -100.00%
AIT Select Strategic Growth Fund (Service Shares)       01/10/00           -100.00%             N/A             -100.00%
AIT Select Strategic Income Fund (Service Shares)       05/01/01             N/A                N/A             -100.00%
AIT Select Value Opportunity Fund (Service Shares)      01/10/00           -100.00%             N/A             -94.50%
AIM V.I. Aggressive Growth Fund (Series I Shares)       05/01/01             N/A                N/A             -100.00%
AIM V.I. Blue Chip Fund (Series I Shares)               05/01/01             N/A                N/A             -100.00%
AIM V.I. Premier Equity Fund (Series I Shares)          05/01/01             N/A                N/A             -100.00%
AIM V.I. Basic Value Fund (Series II Shares)              N/A                N/A                N/A               N/A
AIM V.I. Capital Development Fund (Series II
 Shares)                                                  N/A                N/A                N/A               N/A
AllianceBernstein Small Cap Value Portfolio (Class
 B)                                                       N/A                N/A                N/A               N/A
AllianceBernstein Value Portfolio (Class B)               N/A                N/A                N/A               N/A
Alliance Growth and Income Portfolio (Class B)          05/01/01             N/A                N/A             -100.00%
Alliance Premier Growth Portfolio (Class B)             05/01/01             N/A                N/A             -100.00%
Alliance Technology Growth Portfolio (Class B)            N/A                N/A                N/A               N/A
Delaware VIP Growth Opportunities Series (Service
 Class)                                                 05/01/01             N/A                N/A             -100.00%
Delaware VIP International Value Equity Series
 (Service Class)                                        05/01/01             N/A                N/A             -100.00%
Deutsche VIT EAFE Equity Index                          05/01/01             N/A                N/A             -100.00%
Deutsche VIT Small Cap Index                            05/01/01             N/A                N/A             -100.00%
Fidelity VIP Equity-Income Portfolio                    01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP Growth Portfolio                           01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP High Income Portfolio                      01/10/00           -100.00%             N/A             -100.00%
Fidelity VIP Overseas Portfolio                         05/01/01             N/A                N/A             -100.00%
Fidelity VIP II Asset Manager Portfolio (Service
 Class 2)                                               05/01/01             N/A                N/A             -100.00%
Fidelity VIP II Contrafund Portfolio (Service
 Class 2)                                               05/01/01             N/A                N/A             -100.00%
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)                            05/01/01             N/A                N/A             -100.00%
Fidelity VIP III Mid Cap Portfolio (Service
 Class 2)                                                 N/A                N/A                N/A               N/A
Fidelity VIP III Value Strategies Portfolio
 (Service Class 2)                                        N/A                N/A                N/A               N/A
FT VIP Franklin Growth and Income Securities Fund
 (Class 2)                                              05/01/01             N/A                N/A             -100.00%

                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
FT VIP Franklin Small Cap Fund (Class 2)                05/01/01             N/A                N/A             -100.00%
FT VIP Franklin Small Cap Value Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
FT VIP Mutual Shares Securities Fund (Class 2)            N/A                N/A                N/A               N/A
FT VIP Templeton Foreign Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
INVESCO VIF Dynamics Fund                               05/01/01             N/A                N/A             -100.00%
INVESCO VIF Health Sciences Fund                        05/01/01             N/A                N/A             -100.00%
Janus Aspen Growth and Income Portfolio                 05/01/01             N/A                N/A             -100.00%
Janus Aspen Growth Portfolio                            05/01/00           -100.00%             N/A             -100.00%
MFS-Registered Trademark- Mid Cap Growth
 Series (Service Class)                                   N/A                N/A                N/A               N/A
MFS-Registered Trademark- New Discovery Series
 (Service Class)                                          N/A                N/A                N/A               N/A
MFS-Registered Trademark- Total Return Series
 (Service Class)                                          N/A                N/A                N/A               N/A
MFS-Registered Trademark- Utilities Series
 (Service Class)                                          N/A                N/A                N/A               N/A
Oppenheimer Capital Appreciation Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Oppenheimer Global Securities Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Oppenheimer High Income Fund/VA (Service Shares)          N/A                N/A                N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA
 (Service Shares)                                         N/A                N/A                N/A               N/A
Oppenheimer Multiple Strategies Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Pioneer Emerging Markets VCT
 Portfolio (Class II)                                   05/01/01             N/A                N/A             -100.00%
Pioneer Real Estate Shares VCT Portfolio
 (Class II)                                             05/01/01             N/A                N/A             -100.00%
Scudder Technology Growth Portfolio                     05/01/00           -100.00%             N/A             -100.00%
SVS Dreman Financial Services Portfolio                 05/01/01             N/A                N/A             -100.00%
T. Rowe Price International Stock Portfolio             01/10/00           -100.00%             N/A             -100.00%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund (Service Shares)                   05/01/01             N/A                N/A             -12.20%
AIT Equity Index Fund (Service Shares)                  01/10/00           -12.01%              N/A             -10.30%
AIT Government Bond Fund (Service Shares)               05/01/01             N/A                N/A              5.17%
AIT Money Market Fund (Service Shares)                  01/10/00            4.28%               N/A              5.32%
AIT Select Aggressive Growth Fund (Service Shares)      01/10/00           -21.63%              N/A             -23.21%
AIT Select Capital Appreciation Fund (Service
 Shares)                                                01/10/00            -1.13%              N/A              2.67%
AIT Select Emerging Markets Fund (Service Shares)       01/10/00            -9.12%              N/A             -25.80%
AIT Select Growth and Income Fund (Service Shares)      01/10/00           -11.74%              N/A             -10.84%
AIT Select Growth Fund (Service Shares)                 01/10/00           -24.70%              N/A             -20.74%
AIT Select International Equity Fund (Service
 Shares)                                                01/10/00           -21.52%              N/A             -13.77%
AIT Select Investment Grade Income Fund (Service
 Shares)                                                01/10/00            7.94%               N/A              9.35%
AIT Select Strategic Growth Fund (Service Shares)       01/10/00           -29.28%              N/A             -33.57%
AIT Select Strategic Income Fund (Service Shares)       05/01/01             N/A                N/A              4.55%
AIT Select Value Opportunity Fund (Service Shares)      01/10/00            12.68%              N/A              22.04%
AIM V.I. Aggressive Growth Fund (Series I Shares)       05/01/01             N/A                N/A             -13.03%
AIM V.I. Blue Chip Fund (Series I Shares)               05/01/01             N/A                N/A             -13.28%
AIM V.I. Premier EquityFund (Series I Shares)           05/01/01             N/A                N/A             -10.67%
AIM V.I. Basic Value Fund (Series II Shares)              N/A                N/A                N/A               N/A
AIM V.I. Capital Development Fund (Series II
 Shares)                                                  N/A                N/A                N/A               N/A
AllianceBernstein Small Cap Value Portfolio (Class
 B)                                                       N/A                N/A                N/A               N/A
AllianceBernstein Value Portfolio (Class B)               N/A                N/A                N/A               N/A
Alliance Growth and Income Portfolio (Class B)          05/01/01             N/A                N/A              -6.54%
Alliance Premier Growth Portfolio (Class B)             05/01/01             N/A                N/A             -13.67%
Alliance Technology Growth Portfolio (Class B)            N/A                N/A                N/A               N/A
Delaware VIP Growth Opportunities Series (Service
 Class)                                                 05/01/01             N/A                N/A              -2.22%
Delaware VIP International Value Equity Series
 (Service Class)                                        05/01/01             N/A                N/A              -9.86%
Deutsche VIT EAFE Equity Index                          05/01/01             N/A                N/A             -18.54%
Deutsche VIT Small Cap Index                            05/01/01             N/A                N/A              0.53%
Fidelity VIP Equity-Income Portfolio                    01/10/00            -4.96%              N/A              2.07%
Fidelity VIP Growth Portfolio                           01/10/00           -17.65%              N/A             -14.62%
Fidelity VIP High Income Portfolio                      01/10/00           -11.73%              N/A             -17.06%
Fidelity VIP Overseas Portfolio                         05/01/01             N/A                N/A             -18.92%
Fidelity VIP II Asset Manager Portfolio (Service
 Class 2)                                               05/01/01             N/A                N/A              -2.38%
Fidelity VIP II Contrafund Portfolio (Service
 Class 2)                                               05/01/01             N/A                N/A              -4.49%
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)                            05/01/01             N/A                N/A              -7.90%
Fidelity VIP III Mid Cap Portfolio (Service
 Class 2)                                                 N/A                N/A                N/A               N/A
Fidelity VIP III Value Strategies Portfolio
 (Service Class 2)                                        N/A                N/A                N/A               N/A
FT VIP Franklin Growth and Income Securities Fund
 (Class 2)                                              05/01/01             N/A                N/A             -20.99%

                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
FT VIP Franklin Small Cap Fund (Class 2)                05/01/01             N/A                N/A              -6.29%
FT VIP Franklin Small Cap Value Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
FT VIP Mutual Shares Securities Fund (Class 2)            N/A                N/A                N/A               N/A
FT VIP Templeton Foreign Securities Fund
 (Class 2)                                                N/A                N/A                N/A               N/A
INVESCO VIF Dynamics Fund                               05/01/01             N/A                N/A             -18.57%
INVESCO VIF Health Sciences Fund                        05/01/01             N/A                N/A              2.70%
Janus Aspen Growth and Income Portfolio                 05/01/01             N/A                N/A             -10.80%
Janus Aspen Growth Portfolio                            05/01/00           -24.90%              N/A             -25.48%
MFS-Registered Trademark- Mid Cap Growth
 Series (Service Class)                                   N/A                N/A                N/A               N/A
MFS-Registered Trademark- New Discovery Series
 (Service Class)                                          N/A                N/A                N/A               N/A
MFS-Registered Trademark- Total Return Series
 (Service Class)                                          N/A                N/A                N/A               N/A
MFS-Registered Trademark- Utilities Series
 (Service Class)                                          N/A                N/A                N/A               N/A
Oppenheimer Capital Appreciation Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Oppenheimer Global Securities Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Oppenheimer High Income Fund/VA (Service Shares)          N/A                N/A                N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA
 (Service Shares)                                         N/A                N/A                N/A               N/A
Oppenheimer Multiple Strategies Fund/VA (Service
 Shares)                                                  N/A                N/A                N/A               N/A
Pioneer Emerging Markets VCT
 Portfolio (Class II)                                   05/01/01             N/A                N/A              -2.36%
Pioneer Real Estate Shares VCT Portfolio
 (Class II)                                             05/01/01             N/A                N/A              8.54%
Scudder Technology Growth Portfolio                     05/01/00           -32.41%              N/A             -35.03%
SVS Dreman Financial Services Portfolio                 05/01/01             N/A                N/A              0.10%
T. Rowe Price International Stock Portfolio             01/10/00           -22.21%              N/A             -19.18%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $250,000, that an annual premium payment of $3,000 was made at the beginning of each Policy year, that all premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                                                10 YEARS
                                                       PORTFOLIO           FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund (Service Shares)*                  04/29/85           -100.00%           -56.27%            1.51%
AIT Equity Index Fund (Service Shares)*                 09/28/90           -100.00%           -51.39%            3.92%
AIT Government Bond Fund (Service Shares)*              08/26/91           -100.00%           -58.75%            -2.97%
AIT Money Market Fund (Service Shares)*                 04/29/85           -100.00%           -60.95%            -4.40%
AIT Select Aggressive Growth Fund (Service
 Shares)*                                               08/21/92           -100.00%           -69.00%            0.05%
AIT Select Capital Appreciation Fund (Service
 Shares)*                                               04/28/95           -100.00%           -13.01%            0.68%
AIT Select Emerging Markets Fund (Service Shares)*      02/20/98           -100.00%             N/A             -62.31%
AIT Select Growth and Income Fund (Service
 Shares)*                                               08/21/92           -100.00%           -59.95%            -0.17%
AIT Select Growth Fund (Service Shares)*                08/21/92           -100.00%           -56.07%            0.46%
AIT Select International Equity Fund (Service
 Shares)*                                               05/02/94           -100.00%           -66.39%            -6.89%
AIT Select Investment Grade Income Fund (Service
 Shares)*                                               04/29/85           -100.00%           -57.99%            -1.97%
AIT Select Strategic Growth Fund (Service Shares)*      02/20/98           -100.00%             N/A             -72.85%
AIT Select Strategic Income Fund (Service Shares)*      07/03/00           -100.00%             N/A             -100.00%
AIT Select Value Opportunity Fund (Service
 Shares)*                                               04/30/93           -100.00%           -11.19%            3.46%
AIM V.I. Aggressive Growth Fund (Series I Shares)*      05/01/98           -100.00%             N/A             -48.35%
AIM V.I. Blue Chip Fund (Series I Shares)*              12/29/99           -100.00%             N/A             -100.00%
AIM V.I. Premier EquityFund (Series I Shares)*          05/05/93           -100.00%           -52.63%            3.09%
AIM V.I. Basic Value Fund (Series II Shares)*           09/10/01             N/A                N/A             -100.00%
AIM V.I. Capital Development Fund (Series II
 Shares)*                                               05/01/98           -100.00%             N/A             -43.36%
AllianceBernstein Small Cap Value Portfolio (Class
 B)*                                                    05/01/01             N/A                N/A             -100.00%
AllianceBernstein Value Portfolio (Class B)*            05/01/01             N/A                N/A             -100.00%
Alliance Growth and Income Portfolio (Class B)*         01/14/91           -100.00%           -9.26%             6.23%
Alliance Premier Growth Portfolio (Class B)*            06/26/92           -100.00%           -11.93%            6.47%
Alliance Technology Growth Portfolio (Class B)*         01/11/96           -100.00%           -11.76%            -5.96%
Delaware VIP Growth Opportunities Series (Service
 Class)*                                                07/12/91           -100.00%           -13.38%            1.93%
Delaware VIP International Value Equity Series
 (Service Class)*                                       10/29/92           -100.00%           -64.97%            -2.76%
Deutsche VIT EAFE Equity Index                          08/22/97           -100.00%             N/A             -41.68%
Deutsche VIT Small Cap Index                            08/22/97           -100.00%             N/A             -30.71%
Fidelity VIP Equity-Income Portfolio                    10/09/86           -100.00%           -53.16%            5.14%
Fidelity VIP Growth Portfolio                           10/09/86           -100.00%           -12.79%            4.92%
Fidelity VIP High Income Portfolio                      09/19/85           -100.00%           -81.81%            -3.95%
Fidelity VIP Overseas Portfolio                         01/28/87           -100.00%           -66.50%            -3.27%
Fidelity VIP II Asset Manager Portfolio (Service
 Class 2)*                                              09/06/89           -100.00%           -57.69%            0.13%
Fidelity VIP II Contrafund Portfolio (Service
 Class 2)*                                              01/03/95           -100.00%           -51.75%            1.82%
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)*                           01/03/95           -100.00%           -64.73%            -5.31%
Fidelity VIP III Mid Cap Portfolio (Service
 Class 2)*                                              12/28/98           -100.00%             N/A             -26.98%

                                                                                                                10 YEARS
                                                       PORTFOLIO           FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio
 (Service Class 2)*                                       N/A                N/A                N/A               N/A
FT VIP Franklin Growth and Income Securities Fund
 (Class 2)*                                             01/24/89           -100.00%           -79.63%            -6.84%
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)*                                             05/01/96           -100.00%           -12.65%            -7.08%
FT VIP Franklin Small Cap Fund (Class 2)*               11/01/95           -100.00%           -51.55%            -3.92%
FT VIP Franklin Small Cap Value Securities Fund
 (Class 2)*                                             05/01/98           -100.00%             N/A             -46.64%
FT VIP Mutual Shares Securities Fund (Class 2)*         11/08/96           -100.00%           -51.77%           -13.23%
FT VIP Templeton Foreign Securities Fund
 (Class 2)*                                             05/01/92           -100.00%           -62.47%            0.42%
INVESCO VIF Dynamics Fund                               08/25/97           -100.00%             N/A             -28.91%
INVESCO VIF Health Sciences Fund                        05/22/97           -100.00%             N/A             -13.08%
Janus Aspen Growth and Income Portfolio                 05/01/98           -100.00%             N/A             -31.28%
Janus Aspen Growth Portfolio                            09/13/93           -100.00%           -55.92%            -0.24%
MFS-Registered Trademark- Mid Cap Growth
 Series (Service Class)*                                05/01/00           -100.00%             N/A             -100.00%
MFS-Registered Trademark- New Discovery Series
 (Service Class)*                                       05/01/98           -100.00%             N/A             -27.97%
MFS-Registered Trademark- Total Return Series
 (Service Class)*                                       01/03/95           -100.00%           -51.49%            -0.79%
MFS-Registered Trademark- Utilities Series
 (Service Class)*                                       01/03/95           -100.00%           -14.26%            1.01%
Oppenheimer Capital Appreciation Fund/VA (Service
 Shares)*                                               04/03/85           -100.00%           -9.53%             6.86%
Oppenheimer Global Securities Fund/VA (Service
 Shares)*                                               11/12/90           -100.00%           -7.98%             5.47%
Oppenheimer High Income Fund/VA (Service Shares)*       04/30/86           -100.00%           -66.19%            -0.17%
Oppenheimer Main Street Growth & Income Fund/VA
 (Service Shares)*                                      07/05/95           -100.00%           -58.28%            -2.13%
Oppenheimer Multiple Strategies Fund/VA (Service
 Shares)*                                               02/09/87           -100.00%           -54.39%            1.46%
Pioneer Emerging Markets VCT
 Portfolio (Class II)*                                  10/30/98           -100.00%             N/A             -58.75%
Pioneer Real Estate SharesVCT Portfolio
 (Class II)*                                            03/01/95           -100.00%           -60.89%            -3.81%
Scudder Technology Growth Portfolio                     05/03/99           -100.00%             N/A             -85.49%
SVS Dreman Financial Services Portfolio                 05/04/98           -100.00%             N/A             -46.91%
T. Rowe Price International Stock Portfolio             03/31/94           -100.00%           -71.88%            -9.96%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                     10 YEARS
                                                            PORTFOLIO           FOR YEAR                            (OR SINCE
                                                            INCEPTION            ENDED                5             INCEPTION
                                                               DATE             12/31/01            YEARS            IF LESS)
---------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund (Service Shares)*                       04/29/85           -16.88%             7.75%             10.25%
AIT Equity Index Fund (Service Shares)*                      09/28/90           -12.01%            10.37%             12.47%
AIT Government Bond Fund (Service Shares)*                   08/26/91            7.63%              6.47%             6.16%
AIT Money Market Fund (Service Shares)*                      04/29/85            4.28%              5.37%             4.87%
AIT Select Aggressive Growth Fund (Service Shares)*          08/21/92           -21.63%             1.60%             9.68%
AIT Select Capital Appreciation Fund (Service Shares)*       04/28/95            -1.13%            11.49%             15.49%
AIT Select Emerging Markets Fund (Service Shares)*           02/20/98            -9.12%              N/A              -7.42%
AIT Select Growth and Income Fund (Service Shares)*          08/21/92           -11.74%             5.87%             9.48%
AIT Select Growth Fund (Service Shares)*                     08/21/92           -24.70%             7.85%             10.05%
AIT Select International Equity Fund (Service Shares)*       05/02/94           -21.52%             2.78%             6.45%
AIT Select Investment Grade Income Fund (Service
 Shares)*                                                    04/29/85            7.94%              6.86%             7.07%
AIT Select Strategic Growth Fund (Service Shares)*           02/20/98           -29.28%              N/A             -12.19%
AIT Select Strategic Income Fund (Service Shares)*           07/03/00            6.95%               N/A              8.57%
AIT Select Value Opportunity Fund (Service Shares)*          04/30/93            12.68%            12.89%             13.73%
AIM V.I. Aggressive Growth Fund (Series I Shares)*           05/01/98           -26.06%              N/A              2.30%
AIM V.I. Blue Chip Fund (Series I Shares)*                   12/29/99           -22.54%              N/A             -15.63%
AIM V.I. Premier Equity Fund (Series I Shares)*              05/05/93           -12.57%             9.69%             13.41%
AIM V.I. Basic Value Fund (Series II Shares)*                09/10/01             N/A                N/A              2.63%
AIM V.I. Capital Development Fund (Series II Shares)*        05/01/98            -8.08%              N/A              5.07%
AllianceBernstein Small Cap Value Portfolio (Class B)*       05/01/01             N/A                N/A              12.00%
AllianceBernstein Value Portfolio (Class B)*                 05/01/01             N/A                N/A              0.70%
Alliance Growth and Income Portfolio (Class B)*              01/14/91            0.19%             14.39%             14.62%
Alliance Premier Growth Portfolio (Class B)*                 06/26/92           -17.41%            12.32%             15.40%
Alliance Technology Growth Portfolio (Class B)*              01/11/96           -25.23%            12.45%             12.17%
Delaware VIP Growth Opportunities Series (Service
 Class)*                                                     07/12/91           -15.90%            11.21%             10.63%
Delaware VIP International Value Equity
 Series (Service Class)*                                     10/29/92           -12.95%             3.44%             7.38%
Deutsche VIT EAFE Equity Index                               08/22/97           -24.69%              N/A              -2.15%
Deutsche VIT Small Cap Index                                 08/22/97            2.07%               N/A              4.51%
Fidelity VIP Equity-Income Portfolio                         10/09/86            -4.96%             9.40%             13.61%
Fidelity VIP Growth Portfolio                                10/09/86           -17.65%            11.66%             13.40%
Fidelity VIP High Income Portfolio                           09/19/85           -11.73%            -3.58%             5.28%
Fidelity VIP Overseas Portfolio                              01/28/87           -21.17%             2.73%             5.89%
Fidelity VIP II Asset Manager Portfolio (Service Class
 2)*                                                         09/06/89            -4.34%             7.01%             8.98%
Fidelity VIP II Contrafund Portfolio (Service Class 2)*      01/03/95           -12.45%            10.17%             15.48%
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)*                                01/03/95           -14.64%             3.55%             9.33%
Fidelity VIP III Mid Cap Portfolio (Service Class 2)*        12/28/98            -3.51%              N/A              25.37%
Fidelity VIP III Value Strategies Portfolio (Service
 Class 2)*                                                     N/A                N/A                N/A               N/A
FT VIP Franklin Growth and Income Securities Fund
 (Class 2)*                                                  01/24/89           -19.47%            -2.77%             2.69%

                                                                                                                     10 YEARS
                                                            PORTFOLIO           FOR YEAR                            (OR SINCE
                                                            INCEPTION            ENDED                5             INCEPTION
                                                               DATE             12/31/01            YEARS            IF LESS)
---------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
 (Class 2)*                                                  05/01/96           -11.43%            11.77%             12.82%
FT VIP Franklin Small Cap Fund (Class 2)*                    11/01/95           -15.34%            10.28%             13.20%
FT VIP Franklin Small Cap Value Securities Fund (Class
 2)*                                                         05/01/98            13.79%              N/A              3.23%
FT VIP Mutual Shares Securities Fund (Class 2)*              11/08/96            7.04%             10.16%             10.60%
FT VIP Templeton Foreign Securities Fund (Class 2)*          05/01/92           -15.99%             4.63%             9.64%
INVESCO VIF Dynamics Fund                                    08/25/97           -31.14%              N/A              5.75%
INVESCO VIF Health Sciences Fund                             05/22/97           -12.59%              N/A              14.77%
Janus Aspen Growth and Income Portfolio                      05/01/98           -13.57%              N/A              12.44%
Janus Aspen Growth Portfolio                                 09/13/93           -24.90%             7.93%             10.98%
MFS-Registered Trademark- Mid Cap Growth
 Series (Service Class)*                                     05/01/00           -17.55%              N/A             -12.26%
MFS-Registered Trademark- New Discovery Series (Service
 Class)*                                                     05/01/98            -5.03%              N/A              14.62%
MFS-Registered Trademark- Total Return Series (Service
 Class)*                                                     01/03/95            0.25%             10.31%             13.20%
MFS-Registered Trademark- Utilities Series (Service
 Class)*                                                     01/03/95           -24.20%            10.54%             14.77%
Oppenheimer Capital Appreciation Fund/VA (Service
 Shares)*                                                    04/03/85           -12.58%            14.18%             15.21%
Oppenheimer Global Securities Fund/VA (Service Shares)*      11/12/90           -12.04%            15.40%             13.91%
Oppenheimer High Income Fund/VA (Service Shares)*            04/30/86            1.97%              2.87%             8.71%
Oppenheimer Main Street Growth & Income Fund/VA
 (Service Shares)*                                           07/05/95           -10.16%             6.71%             13.67%
Oppenheimer Multiple Strategies Fund/VA (Service
 Shares)*                                                    02/09/87            2.22%              8.74%             10.20%
Pioneer Emerging Markets VCT Portfolio (Class II)*           10/30/98            -7.36%              N/A              4.13%
Pioneer Real Estate SharesVCT Portfolio (Class II)*          03/01/95            7.52%              5.40%             11.12%
Scudder Technology Growth Portfolio                          05/03/99           -32.41%              N/A              -2.22%
SVS Dreman Financial Services Portfolio                      05/04/98            -4.82%              N/A              3.21%
T. Rowe Price International Stock Portfolio                  03/31/94           -22.21%             0.35%             3.66%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35
   43         0.31      0.38       0.26      0.31       0.30      0.37
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 X 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 X 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 X 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                   AIT          AIT          AIT
                                     AIT        AIT        AIT         AIT        SELECT       SELECT       SELECT       AIT
                                    CORE      EQUITY    GOVERNMENT    MONEY     AGGRESSIVE    CAPITAL      EMERGING     SELECT
                                   EQUITY      INDEX       BOND       MARKET      GROWTH    APPRECIATION   MARKETS      GROWTH
                                  ---------  ---------  ----------  ----------  ----------  ------------  ----------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
Investments in shares of AIM
  Variable Insurance Funds......         --         --         --           --         --           --           --          --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --         --           --         --           --           --          --
Investments in shares of
  Delaware Group Premium Fund...         --         --         --           --         --           --           --          --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --         --         --           --         --           --           --          --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --         --         --           --         --           --           --          --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --         --         --           --         --           --           --          --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --         --         --           --         --           --           --          --
Investments in shares of Janus
  Aspen Series..................         --         --         --           --         --           --           --          --
Investments in shares of Pioneer
  Variable Contracts Trust......         --         --         --           --         --           --           --          --
Investment in shares of Scudder
  Variable Series II............         --         --         --           --         --           --           --          --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Total assets..................     49,073    448,145     42,348    2,458,320    761,902      399,111      149,741     527,881
LIABILITIES:                             --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Net assets....................  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $  47,317  $ 448,145  $  40,245   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,756         --      2,103           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
                                  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
Units outstanding, December 31,
  2001..........................     55,894    555,481     40,267    2,219,029  1,283,822      378,851      269,999     835,469
Net asset value per unit,
  December 31, 2001.............  $0.877969  $0.806771  $1.051655   $ 1.107832  $0.593460    $1.053478    $0.554606   $0.631840

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                 AIT           AIT           AIT          AIT         AIT          AIT
                                SELECT       SELECT         SELECT       SELECT      SELECT      SELECT      AIM V.I.   AIM V.I.
                                GROWTH    INTERNATIONAL   INVESTMENT   STRATEGIC   STRATEGIC      VALUE     AGGRESSIVE    BLUE
                              AND INCOME     EQUITY      GRADE INCOME    GROWTH      INCOME    OPPORTUNITY    GROWTH      CHIP
                              ----------  -------------  ------------  ----------  ----------  -----------  ----------  ---------
ASSETS:
Investments in shares of
  Allmerica Investment
  Trust.....................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $      --   $      --
Investments in shares of AIM
  Variable Insurance
  Funds.....................         --            --            --           --          --           --      16,386      43,714
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..........         --            --            --           --          --           --          --          --
Investments in shares of
  Delaware Group Premium
  Fund......................         --            --            --           --          --           --          --          --
Investments in shares of
  Deutsche Asset Management
  VIT Funds.................         --            --            --           --          --           --          --          --
Investments in shares of
  Fidelity Variable
  Insurance Products Fund...         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  II........................         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  III.......................         --            --            --           --          --           --          --          --
Investments in shares of
  Franklin Templeton
  Variable Insurance
  Products Trust............         --            --            --           --          --           --          --          --
Investments in shares of
  INVESCO Variable
  Investment Funds, Inc.....         --            --            --           --          --           --          --          --
Investments in shares of
  Janus Aspen Series........         --            --            --           --          --           --          --          --
Investments in shares of
  Pioneer Variable Contracts
  Trust.....................         --            --            --           --          --           --          --          --
Investment in shares of
  Scudder Variable
  Series II.................         --            --            --           --          --           --          --          --
Investment in shares of T.
  Rowe Price International
  Series, Inc...............         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Total assets..............    628,984       434,587       538,420      106,066      35,336      441,714      16,386      43,714
LIABILITIES:                         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Net assets................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies....  $ 628,984     $ 434,587     $ 538,420    $ 105,175   $  33,245    $ 441,714   $  14,647   $  41,980
  Value of investment by
    Allmerica Financial Life
    Insurance andAnnuity
    Company (Sponsor).......         --            --            --          891       2,091           --       1,739       1,734
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
                              $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
Units outstanding,
  December 31, 2001.........    789,072       582,293       451,296      239,956      33,797      298,049      18,842      50,408
Net asset value per unit,
  December 31, 2001.........  $0.797121     $0.746339     $1.193056    $0.445733   $1.045523    $1.482011   $0.869668   $0.867200

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                             ALLIANCE   ALLIANCE       DGPF           DGPF
                                             GROWTH &    PREMIER      GROWTH      INTERNATIONAL    DEUTSCHE     DEUTSCHE
                                  AIM V.I.    INCOME     GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE    VIT SMALL
                                    VALUE     CLASS B    CLASS B   SERVICE CLASS  SERVICE CLASS  EQUITY INDEX  CAP INDEX
                                  ---------  ---------  ---------  -------------  -------------  ------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --  $     --   $      --    $      --      $      --     $      --    $      --
Investments in shares of AIM
  Variable Insurance Funds......    116,399        --          --           --             --            --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --   193,672      78,387           --             --            --           --
Investments in shares of
  Delaware Group Premium Fund...         --        --          --        7,385          5,836            --           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --        --          --           --             --        14,101       10,965
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --        --          --           --             --            --           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --        --          --           --             --            --           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --        --          --           --             --            --           --
Investments in shares of Janus
  Aspen Series..................         --        --          --           --             --            --           --
Investments in shares of Pioneer
  Variable Contracts Trust......         --        --          --           --             --            --           --
Investment in shares of Scudder
  Variable Series II............         --        --          --           --             --            --           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Total assets..................    116,399   193,672      78,387        7,385          5,836        14,101       10,965
LIABILITIES:                             --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Net assets....................  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 114,612  $191,803   $  76,660    $   5,429      $   4,033     $  12,472    $   8,954
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,787     1,869       1,727        1,956          1,803         1,629        2,011
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
                                  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
Units outstanding, December 31,
  2001..........................    130,296   207,216      90,798        7,553          6,474        17,311       10,907
Net asset value per unit,
  December 31, 2001.............  $0.893346  $0.934635  $0.863317    $0.977794      $0.901427     $0.814566    $1.005311


                                    FIDELITY
                                       VIP
                                  EQUITY-INCOME
                                  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --
Investments in shares of AIM
  Variable Insurance Funds......           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --
Investments in shares of
  Delaware Group Premium Fund...           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................      546,370
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --
Investments in shares of Janus
  Aspen Series..................           --
Investments in shares of Pioneer
  Variable Contracts Trust......           --
Investment in shares of Scudder
  Variable Series II............           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --
                                    ---------
  Total assets..................      546,370
LIABILITIES:                               --
                                    ---------
  Net assets....................    $ 546,370
                                    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $ 546,370
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....           --
                                    ---------
                                    $ 546,370
                                    =========
Units outstanding, December 31,
  2001..........................      524,652
Net asset value per unit,
  December 31, 2001.............    $1.041389

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                                                      FIDELITY
                                                                                       VIP II             FIDELITY
                                  FIDELITY    FIDELITY    FIDELITY    FIDELITY         ASSET               VIP II
                                     VIP         VIP         VIP       VIP II         MANAGER            CONTRAFUND
                                   GROWTH    HIGH INCOME  OVERSEAS   CONTRAFUND   SERVICE CLASS 2     SERVICE CLASS 2
                                  ---------  -----------  ---------  ----------  ------------------  ------------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --   $      --   $      --  $      --       $      --           $      --
Investments in shares of AIM
  Variable Insurance Funds......         --          --          --         --              --                  --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --          --          --         --              --                  --
Investments in shares of
  Delaware Group Premium Fund...         --          --          --         --              --                  --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --          --          --         --              --                  --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................    584,943     354,447      10,513         --              --                  --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --          --          --     63,144          28,420               5,272
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --          --          --         --              --                  --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --          --          --         --              --                  --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --          --          --         --              --                  --
Investments in shares of Janus
  Aspen Series..................         --          --          --         --              --                  --
Investments in shares of Pioneer
  Variable Contracts Trust......         --          --          --         --              --                  --
Investment in shares of Scudder
  Variable Series II............         --          --          --         --              --                  --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Total assets..................    584,943     354,447      10,513     63,144          28,420               5,272
LIABILITIES:                             --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Net assets....................  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 584,943   $ 354,447   $   8,891  $  61,231       $  26,468           $   3,362
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....         --          --       1,622      1,913           1,952               1,910
                                  ---------   ---------   ---------  ---------       ---------           ---------
                                  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
Units outstanding, December 31,
  2001..........................    799,220     512,921      12,967     66,030          29,112               5,519
Net asset value per unit,
  December 31, 2001.............  $0.731892   $0.691037   $0.810755  $0.956292       $0.976210           $0.955113


                                    FIDELITY
                                     VIP III       FIDELITY
                                    GROWTH &        VIP III
                                     INCOME         MID CAP
                                  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......           --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --             --
Investments in shares of
  Delaware Group Premium Fund...           --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................       24,416         26,189
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --             --
Investments in shares of Janus
  Aspen Series..................           --             --
Investments in shares of Pioneer
  Variable Contracts Trust......           --             --
Investment in shares of Scudder
  Variable Series II............           --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --             --
                                    ---------      ---------
  Total assets..................       24,416         26,189
LIABILITIES:                               --             --
                                    ---------      ---------
  Net assets....................    $  24,416      $  26,189
                                    =========      =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $  22,513      $  24,109
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,903          2,080
                                    ---------      ---------
                                    $  24,416      $  26,189
                                    =========      =========
Units outstanding, December 31,
  2001..........................       25,656         25,187
Net asset value per unit,
  December 31, 2001.............    $0.951661      $1.039789

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                       FIDELITY          FT VIP
                                       VIP III          FRANKLIN        FT VIP         FT VIP                        INVESCO
                                        GROWTH           NATURAL       FRANKLIN        MUTUAL         INVESCO          VIF
                                    OPPORTUNITIES       RESOURCES      SMALL CAP       SHARES           VIF          HEALTH
                                   SERVICE CLASS 2       CLASS 2        CLASS 2        CLASS 2       DYNAMICS       SCIENCES
                                  ------------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....      $      --         $      --      $      --      $      --      $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......             --                --             --             --             --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............             --                --             --             --             --             --
Investments in shares of
  Delaware Group Premium Fund...             --                --             --             --             --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................             --                --             --             --             --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................          2,347                --             --             --             --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......             --             2,697        179,858         12,001             --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................             --                --             --             --         10,823         39,226
Investments in shares of Janus
  Aspen Series..................             --                --             --             --             --             --
Investments in shares of Pioneer
  Variable Contracts Trust......             --                --             --             --             --             --
Investment in shares of Scudder
  Variable Series II............             --                --             --             --             --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................             --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Total assets..................          2,347             2,697        179,858         12,001         10,823         39,226
LIABILITIES:                                 --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Net assets....................      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........      $     505         $   1,117      $ 177,984      $  10,016      $   9,194      $  37,172
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....          1,842             1,580          1,874          1,985          1,629          2,054
                                      ---------         ---------      ---------      ---------      ---------      ---------
                                      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
Units outstanding, December 31,
  2001..........................          2,548             3,414        191,938         12,095         13,292         38,193
Net asset value per unit,
  December 31, 2001.............      $0.921003         $0.790107      $0.937062      $0.992278      $0.814288      $1.027036


                                   JANUS ASPEN        JANUS        JANUS ASPEN
                                    AGGRESSIVE        ASPEN         GROWTH AND
                                      GROWTH          GROWTH          INCOME
                                  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                  --------------  --------------  --------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --       $      --       $      --
Investments in shares of AIM
  Variable Insurance Funds......           --              --              --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --              --              --
Investments in shares of
  Delaware Group Premium Fund...           --              --              --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --              --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --              --              --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --              --              --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --              --              --
Investments in shares of Janus
  Aspen Series..................        4,820         256,008          32,102
Investments in shares of Pioneer
  Variable Contracts Trust......           --              --              --
Investment in shares of Scudder
  Variable Series II............           --              --              --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --              --              --
                                    ---------       ---------       ---------
  Total assets..................        4,820         256,008          32,102
LIABILITIES:                               --              --              --
                                    ---------       ---------       ---------
  Net assets....................    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   3,267       $ 256,008       $  30,318
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,553              --           1,784
                                    ---------       ---------       ---------
                                    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
Units outstanding, December 31,
  2001..........................        6,207         418,213          35,990
Net asset value per unit,
  December 31, 2001.............    $0.776628       $0.612152       $0.891990

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                   JANUS ASPEN        PIONEER                                        PIONEER
                                  INTERNATIONAL      EMERGING        PIONEER        PIONEER        REAL ESTATE     SCUDDER
                                      GROWTH          MARKETS       FUND VCT      HIGH YIELD         GROWTH       TECHNOLOGY
                                  SERVICE SHARES   VCT CLASS II     CLASS II     VCT CLASS II     VCT CLASS II    GROWTH (A)
                                  --------------  ---------------  -----------  ---------------  ---------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --        $      --      $      --      $      --        $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......           --               --             --             --               --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --               --             --             --               --            --
Investments in shares of
  Delaware Group Premium Fund...           --               --             --             --               --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --               --             --             --               --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --               --             --             --               --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --               --             --             --               --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --               --             --             --               --            --
Investments in shares of Janus
  Aspen Series..................        7,181               --             --             --               --            --
Investments in shares of Pioneer
  Variable Contracts Trust......           --           10,666         24,990         28,098           10,284            --
Investment in shares of Scudder
  Variable Series II............           --               --             --             --               --       164,872
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Total assets..................        7,181           10,666         24,990         28,098           10,284       164,872
LIABILITIES:                               --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Net assets....................    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   5,499        $   8,713      $  23,175      $  25,994        $   8,113     $ 164,872
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,682            1,953          1,815          2,104            2,171            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
                                    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
Units outstanding, December 31,
  2001..........................        8,540           10,924         27,540         26,702            9,475       338,460
Net asset value per unit,
  December 31, 2001.............    $0.840909        $0.976442      $0.907413      $1.051781        $1.085369     $0.487025


                                  SVS DREMAN  T.ROWE PRICE
                                  FINANCIAL   INTERNATIONAL
                                   SERVICE        STOCK
                                  ----------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......         --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --            --
Investments in shares of
  Delaware Group Premium Fund...         --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --            --
Investments in shares of Janus
  Aspen Series..................         --            --
Investments in shares of Pioneer
  Variable Contracts Trust......         --            --
Investment in shares of Scudder
  Variable Series II............      6,702            --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --       251,311
                                  ---------     ---------
  Total assets..................      6,702       251,311
LIABILITIES:                             --            --
                                  ---------     ---------
  Net assets....................  $   6,702     $ 251,311
                                  =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........  $   4,700     $ 251,311
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      2,002            --
                                  ---------     ---------
                                  $   6,702     $ 251,311
                                  =========     =========
Units outstanding, December 31,
  2001..........................      6,697       382,692
Net asset value per unit,
  December 31, 2001.............  $1.000969     $0.656696

(A) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                            STATEMENTS OF OPERATIONS

                                                                    AIT
                               AIT                               GOVERNMENT             AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX         BOND           MONEY MARKET             AGGRESSIVE GROWTH
                             FOR THE                  FOR THE     FOR THE                    FOR THE                    FOR THE
                             PERIOD      FOR THE      PERIOD       PERIOD    FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                           5/1/01* TO   YEAR ENDED  1/10/00* TO  5/1/01* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                            12/31/01     12/31/01    12/31/00     12/31/01     12/31/01     12/31/00      12/31/01     12/31/00
                           -----------  ----------  -----------  ----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  122      $  3,514    $  1,365      $ 667       $30,293       $11,276     $      --     $     --
                             ------      --------    --------      -----       -------       -------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     1,620        17,840      11,605         --            --            --       170,772       24,090
  Net realized gain
    (loss) from sales of
    investments..........      (264)       (8,944)     (1,327)       396            --            --       (31,115)      (7,747)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized gain
      (loss).............     1,356         8,896      10,278        396            --            --       139,657       16,343
  Net unrealized gain
    (loss)...............      (653)      (41,848)    (33,817)      (520)           --            --      (303,230)     (95,934)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............       703       (32,952)    (23,539)      (124)           --            --      (163,573)     (79,591)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $  825      $(29,438)   $(22,174)     $ 543       $30,293       $11,276     $(163,573)    $(79,591)
                             ======      ========    ========      =====       =======       =======     =========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                  AIT SELECT                 AIT SELECT
                             CAPITAL APPRECIATION         EMERGING MARKETS           AIT SELECT GROWTH
                                           FOR THE                    FOR THE                    FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00
                           ------------  -----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $    --       $    --      $     --     $     84     $      --     $     --
                             -------       -------      --------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     20,634         1,870            --        3,570        21,801       16,744
  Net realized gain
    (loss) from sales of
    investments..........     (2,714)       (1,160)      (13,292)      (5,518)      (33,850)      (8,326)
                             -------       -------      --------     --------     ---------     --------
    Net realized gain
      (loss).............     17,920           710       (13,292)      (1,948)      (12,049)       8,418
  Net unrealized gain
    (loss)...............     (5,633)       (6,798)        2,780      (63,709)      (91,077)     (84,596)
                             -------       -------      --------     --------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............     12,287        (6,088)      (10,512)     (65,657)     (103,126)     (76,178)
                             -------       -------      --------     --------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $12,287       $(6,088)     $(10,512)    $(65,573)    $(103,126)    $(76,178)
                             =======       =======      ========     ========     =========     ========

                               AIT SELECT GROWTH
                                  AND INCOME
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  2,254     $  1,104
                             --------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --       29,860
  Net realized gain
    (loss) from sales of
    investments..........     (13,112)      (1,496)
                             --------     --------
    Net realized gain
      (loss).............     (13,112)      28,364
  Net unrealized gain
    (loss)...............     (11,761)     (50,152)
                             --------     --------
    Net realized and
      unrealized gain
      (loss).............     (24,873)     (21,788)
                             --------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $(22,619)    $(20,684)
                             ========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                                            AIT SELECT
                           AIT SELECT INTERNATIONAL     AIT SELECT INVESTMENT           AIT SELECT          STRATEGIC
                                    EQUITY                  GRADE INCOME             STRATEGIC GROWTH         INCOME
                                           FOR THE                    FOR THE                    FOR THE     FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD       PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO  5/1/01* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00     12/31/01
                           ------------  -----------  ------------  -----------  ------------  -----------  ----------
INVESTMENT INCOME:
  Dividends..............   $   5,683     $    687      $16,404       $4,873       $     --     $      3     $   296
                            ---------     --------      -------       ------       --------     --------     -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...      66,134        4,691           --           --             --        2,473         523
  Net realized gain
    (loss) from sales of
    investments..........     (20,390)      (2,645)       1,185          205        (26,422)        (355)         14
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized gain
      (loss).............      45,744        2,046        1,185          205        (26,422)       2,118         537
  Net unrealized gain
    (loss)...............    (121,713)     (25,020)      (1,717)       2,866         13,767      (32,990)     (1,227)
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized and
      unrealized gain
      (loss).............     (75,969)     (22,974)        (532)       3,071        (12,655)     (30,872)       (690)
                            ---------     --------      -------       ------       --------     --------     -------
    Net increase
      (decrease) in net
      assets from
      operations.........   $ (70,286)    $(22,287)     $15,872       $7,944       $(12,655)    $(30,869)    $  (394)
                            =========     ========      =======       ======       ========     ========     =======


                               AIT SELECT VALUE
                                  OPPORTUNITY
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 1,567       $   143
                             -------       -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     26,472           375
  Net realized gain
    (loss) from sales of
    investments..........      1,370         1,515
                             -------       -------
    Net realized gain
      (loss).............     27,842         1,890
  Net unrealized gain
    (loss)...............     12,234        20,453
                             -------       -------
    Net realized and
      unrealized gain
      (loss).............     40,076        22,343
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........    $41,643       $22,486
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                ALLIANCE     ALLIANCE       DGPF           DGPF
                            AIM V.I.    AIM V.I.                GROWTH &     PREMIER       GROWTH      INTERNATIONAL    DEUTSCHE
                           AGGRESSIVE     BLUE      AIM V.I.     INCOME       GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE
                             GROWTH       CHIP       VALUE       CLASS B     CLASS B    SERVICE CLASS  SERVICE CLASS  EQUITY INDEX
                            FOR THE     FOR THE     FOR THE      FOR THE     FOR THE       FOR THE        FOR THE       FOR THE
                             PERIOD      PERIOD      PERIOD      PERIOD       PERIOD       PERIOD         PERIOD         PERIOD
                           5/1/01* TO  5/1/01* TO  5/1/01* TO  5/1/01* TO   5/1/01* TO   5/1/01* TO     5/1/01* TO     5/1/01* TO
                            12/31/01    12/31/01    12/31/01    12/31/01     12/31/01     12/31/01       12/31/01       12/31/01
                           ----------  ----------  ----------  -----------  ----------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --       $   5       $  106      $   13       $   --        $ --           $  --         $  --
                              ----       -----       ------      ------       ------        ----           -----         -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --          --        1,610          97          103          --              --            --
  Net realized gain
    (loss) from sales of
    investments..........      (11)       (108)         125          48         (132)         12            (149)          (26)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized gain
      (loss).............      (11)       (108)       1,735         145          (29)         12            (149)          (26)
  Net unrealized gain
    (loss)...............      423         982        2,472       7,285        1,683         614             (91)         (920)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized and
      unrealized gain
      (loss).............      412         874        4,207       7,430        1,654         626            (240)         (946)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $412       $ 879       $4,313      $7,443       $1,654        $626           $(240)        $(946)
                              ====       =====       ======      ======       ======        ====           =====         =====


                            DEUTSCHE
                           VIT SMALL
                           CAP INDEX
                            FOR THE
                             PERIOD
                           5/1/01* TO
                            12/31/01
                           ----------
INVESTMENT INCOME:
  Dividends..............    $   64
                             ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       512
  Net realized gain
    (loss) from sales of
    investments..........     1,049
                             ------
    Net realized gain
      (loss).............     1,561
  Net unrealized gain
    (loss)...............       760
                             ------
    Net realized and
      unrealized gain
      (loss).............     2,321
                             ------
    Net increase
      (decrease) in net
      assets from
      operations.........    $2,385
                             ======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                                         FIDELITY    FIDELITY
                                  FIDELITY VIP                                    FIDELITY VIP HIGH        VIP        VIP II
                                  EQUITY-INCOME         FIDELITY VIP GROWTH            INCOME            OVERSEAS   CONTRAFUND
                                           FOR THE                  FOR THE                  FOR THE     FOR THE     FOR THE
                              FOR THE      PERIOD      FOR THE      PERIOD      FOR THE      PERIOD       PERIOD      PERIOD
                             YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  5/1/01* TO  5/1/01* TO
                              12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/01
                             ----------  -----------  ----------  -----------  ----------  -----------  ----------  ----------
  INVESTMENT INCOME:
    Dividends..............   $ 1,879      $   34      $    208    $      2     $ 14,553    $    134      $  --       $   --
                              -------      ------      --------    --------     --------    --------      -----       ------
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...     5,279         127        19,512         217           --          --         --           --
    Net realized gain
      (loss) from sales of
      investments..........    (1,785)        106       (11,201)       (548)      (8,023)     (1,028)      (179)          (2)
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized gain
        (loss).............     3,494         233         8,311        (331)      (8,023)     (1,028)      (179)          (2)
    Net unrealized gain
      (loss)...............      (245)      5,854       (61,208)    (38,154)     (25,784)    (26,046)      (698)       1,683
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized and
        unrealized gain
        (loss).............     3,249       6,087       (52,897)    (38,485)     (33,807)    (27,074)      (877)       1,681
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net increase
        (decrease) in net
        assets from
        operations.........   $ 5,128      $6,121      $(52,689)   $(38,483)    $(19,254)   $(26,940)     $(877)      $1,681
                              =======      ======      ========    ========     ========    ========      =====       ======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                  FOR THE
                                   PERIOD
                                 5/1/01* TO
                                  12/31/01
                             ------------------
  INVESTMENT INCOME:
    Dividends..............         $ --
                                    ----
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...           --
    Net realized gain
      (loss) from sales of
      investments..........           (3)
                                    ----
      Net realized gain
        (loss).............           (3)
    Net unrealized gain
      (loss)...............          750
                                    ----
      Net realized and
        unrealized gain
        (loss).............          747
                                    ----
      Net increase
        (decrease) in net
        assets from
        operations.........         $747
                                    ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                             FIDELITY         FT VIP
                                FIDELITY        FIDELITY                     VIP III         FRANKLIN     FT VIP      FT VIP
                                 VIP II          VIP III     FIDELITY         GROWTH         NATURAL     FRANKLIN     MUTUAL
                               CONTRAFUND       GROWTH &     VIP III      OPPORTUNITIES     RESOURCES   SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME      MID CAP     SERVICE CLASS 2     CLASS 2     CLASS 2     CLASS 2
                                FOR THE          FOR THE     FOR THE         FOR THE         FOR THE     FOR THE     FOR THE
                                 PERIOD          PERIOD       PERIOD          PERIOD          PERIOD      PERIOD      PERIOD
                               5/1/01*TO       5/1/01* TO   5/1/01* TO      5/1/01* TO      5/1/01* TO  5/1/01* TO  5/1/01* TO
                                12/31/01        12/31/01     12/31/01        12/31/01        12/31/01    12/31/01    12/31/01
                           ------------------  -----------  ----------  ------------------  ----------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............         $ --           $   --       $   --          $  --           $  15      $     7       $ 36
                                  ----           ------       ------          -----           -----      -------       ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...           --               --           --             --              --           --        122
  Net realized gain
    (loss) from sales of
    investments..........          (18)              10           28             (1)            (38)         172        (10)
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized gain
      (loss).............          (18)              10           28             (1)            (38)         172        112
  Net unrealized gain
    (loss)...............           58            1,466        1,491           (160)           (363)      16,416        259
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized and
      unrealized gain
      (loss).............           40            1,476        1,519           (161)           (401)      16,588        371
                                  ----           ------       ------          -----           -----      -------       ----
    Net increase
      (decrease) in net
      assets from
      operations.........         $ 40           $1,476       $1,519          $(161)          $(386)     $16,595       $407
                                  ====           ======       ======          =====           =====      =======       ====


                                        INVESCO
                            INVESCO       VIF
                              VIF        HEALTH
                            DYNAMICS    SCIENCES
                            FOR THE     FOR THE
                             PERIOD      PERIOD
                           5/1/01* TO  5/1/01* TO
                            12/31/01    12/31/01
                           ----------  ----------
INVESTMENT INCOME:
  Dividends..............     $ --        $ 130
                              ----        -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --           --
  Net realized gain
    (loss) from sales of
    investments..........       (7)          (5)
                              ----        -----
    Net realized gain
      (loss).............       (7)          (5)
  Net unrealized gain
    (loss)...............      481         (184)
                              ----        -----
    Net realized and
      unrealized gain
      (loss).............      474         (189)
                              ----        -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $474        $ (59)
                              ====        =====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                            JANUS ASPEN         JANUS ASPEN         JANUS ASPEN                       PIONEER
                             AGGRESSIVE        GROWTH SERVICE        GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH              SHARES              INCOME      INTERNATIONAL      MARKETS         FUND VCT
                           SERVICE SHARES               FOR THE    SERVICE SHARES  SERVICE SHARES   VCT CLASS II      CLASS II
                           FOR THE PERIOD   FOR THE      PERIOD    FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO    YEAR ENDED  5/1/01* TO    5/1/01* TO      5/1/01* TO      5/1/01* TO      5/1/01* TO
                              12/31/01      12/31/01    12/31/00      12/31/00        12/31/01        12/31/01        12/31/01
                           --------------  ----------  ----------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --        $     --    $    984       $  127           $ 20            $ --           $   51
                               -----        --------    --------       ------           ----            ----           ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --             348       2,511           --             --              --               92
  Net realized gain
    (loss) from sales of
    investments..........        (21)         (8,631)       (413)         319            (28)            229                4
                               -----        --------    --------       ------           ----            ----           ------
    Net realized gain
      (loss).............        (21)         (8,283)      2,098          319            (28)            229               96
  Net unrealized gain
    (loss)...............       (410)        (30,277)    (15,050)       1,109            230             713              859
                               -----        --------    --------       ------           ----            ----           ------
    Net realized and
      unrealized gain
      (loss).............       (431)        (38,560)    (12,952)       1,428            202             942              955
                               -----        --------    --------       ------           ----            ----           ------
    Net increase
      (decrease) in net
      assets from
      operations.........      $(431)       $(38,560)   $(11,968)      $1,555           $222            $942           $1,006
                               =====        ========    ========       ======           ====            ====           ======

                                              PIONEER
                              PIONEER       REAL ESTATE
                             HIGH YIELD        GROWTH
                            VCT CLASS II    VCT CLASS II
                           FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO      5/1/01* TO
                              12/31/01        12/31/01
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  455           $138
                               ------           ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          22             --
  Net realized gain
    (loss) from sales of
    investments..........         368            (10)
                               ------           ----
    Net realized gain
      (loss).............         390            (10)
  Net unrealized gain
    (loss)...............         362            246
                               ------           ----
    Net realized and
      unrealized gain
      (loss).............         752            236
                               ------           ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $1,207           $374
                               ======           ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                     SVS DREMAN
                              SCUDDER TECHNOLOGY     FINANCIAL   T.ROWE PRICE INTERNATIONAL
                                  GROWTH (A)          SERVICE               STOCK
                                          FOR THE     FOR THE                     FOR THE
                           FOR THE YEAR    PERIOD      PERIOD    FOR THE YEAR      PERIOD
                              ENDED      5/1/01* TO  5/1/01* TO      ENDED      1/10/00* TO
                             12/31/01     12/31/00    12/31/01     12/31/01       12/31/00
                           ------------  ----------  ----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $    187     $     --      $ --       $  5,214       $    993
                             --------     --------      ----       --------       --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --           --        --             --          4,769
  Net realized gain
    (loss) from sales of
    investments..........     (10,699)        (624)       12         (7,078)        (2,405)
                             --------     --------      ----       --------       --------
    Net realized gain
     (loss)..............     (10,699)        (624)       12         (7,078)         2,364
  Net unrealized gain
    (loss)...............     (26,871)     (32,499)      209        (40,570)       (26,640)
                             --------     --------      ----       --------       --------
    Net realized and
     unrealized gain
     (loss)..............     (37,570)     (33,123)      221        (47,648)       (24,276)
                             --------     --------      ----       --------       --------
    Net increase
     (decrease) in net
     assets from
     operations..........    $(37,383)    $(33,123)     $221       $(42,434)      $(23,283)
                             ========     ========      ====       ========       ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AIT
                               AIT                              GOVERNMENT              AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX        BOND             MONEY MARKET            AGGRESSIVE GROWTH
                           PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM      YEAR      PERIOD FROM      YEAR     PERIOD FROM
                             5/1/01*      ENDED     1/10/00*      5/1/01*       ENDED        1/10/00*      ENDED      1/10/00*
                           TO 12/31/01  12/31/01   TO 12/31/00  TO 12/31/01    12/31/01    TO 12/31/00    12/31/01   TO 12/31/00
                           -----------  ---------  -----------  -----------  ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $   122    $  3,514    $  1,365      $   667    $    30,293   $    11,276   $      --    $     --
    Net realized gain
      (loss).............      1,356       8,896      10,278          396             --            --     139,657      16,343
    Net unrealized gain
      (loss).............       (653)    (41,848)    (33,817)        (520)            --            --    (303,230)    (95,934)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........        825     (29,438)    (22,174)         543         30,293        11,276    (163,573)    (79,591)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     26,983     215,361      57,761       22,181      4,938,292     3,030,146     163,594     321,414
    Terminations.........         --          --          --           --             --            --          --     (12,273)
    Mortality and expense
      risk fees..........        (22)     (1,060)       (394)         (38)        (2,443)         (566)     (2,336)       (520)
    Insurance and other
      charges............     (2,772)    (60,832)    (11,260)      (6,543)      (239,159)      (49,651)   (107,939)    (18,848)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     21,970     100,516     206,473       24,282     (2,591,371)   (2,671,239)    152,605     515,735
    Other transfers from
      (to) the General
      Account............         89      (6,493)       (263)         (77)         2,394           466      (6,567)         77
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000          --         (52)       2,000             --          (118)         --         124
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     48,248     247,492     252,265       41,805      2,107,713       309,038     199,357     805,709
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets.............     49,073     218,054     230,091       42,348      2,138,006       320,314      35,784     726,118
  NET ASSETS:
    Beginning of year....         --     230,091          --           --        320,314            --     726,118          --
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    End of year..........    $49,073    $448,145    $230,091      $42,348    $ 2,458,320   $   320,314   $ 761,902    $726,118
                             =======    ========    ========      =======    ===========   ===========   =========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                AIT SELECT              AIT SELECT                                   AIT SELECT GROWTH
                           CAPITAL APPRECIATION      EMERGING MARKETS        AIT SELECT GROWTH           AND INCOME
                             YEAR    PERIOD FROM    YEAR     PERIOD FROM     YEAR     PERIOD FROM    YEAR     PERIOD FROM
                            ENDED     1/10/00*      ENDED     1/10/00*      ENDED      1/10/00*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  12/31/01   TO 12/31/00   12/31/01   TO 12/31/00  12/31/01   TO 12/31/00
                           --------  -----------  ---------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $     --   $     --    $     --    $     84    $      --    $     --    $  2,254    $  1,104
    Net realized gain
      (loss).............    17,920        710     (13,292)     (1,948)     (12,049)      8,418     (13,112)     28,364
    Net unrealized gain
      (loss).............    (5,633)    (6,798)      2,780     (63,709)     (91,077)    (84,596)    (11,761)    (50,152)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    12,287     (6,088)    (10,512)    (65,573)    (103,126)    (76,178)    (22,619)    (20,684)
                           --------   --------    --------    --------    ---------    --------    --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   127,854    109,061      46,372      99,350      144,274     256,406     216,420      26,383
    Terminations.........        --    (10,501)         --      (7,962)          --     (28,035)         --          --
    Mortality and expense
      risk fees..........      (897)      (400)       (470)       (312)      (1,165)       (594)       (926)       (297)
    Insurance and other
      charges............   (44,062)   (10,903)    (22,243)     (8,833)     (54,120)    (19,389)    (45,675)     (9,344)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    93,813    135,671       5,072     120,023      159,584     258,317     269,152     223,675
    Other transfers from
      (to) the General
      Account............    (6,577)         9      (6,335)        813       (7,676)       (379)     (7,089)         27
    Net increase
      (decrease) in
      investment by
      Sponsor............        --       (156)         --         351           --         (38)         --         (39)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   170,131    222,781      22,396     203,430      240,897     466,288     431,882     240,405
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets.............   182,418    216,693      11,884     137,857      137,771     390,110     409,263     219,721
  NET ASSETS:
    Beginning of year....   216,693         --     137,857          --      390,110          --     219,721          --
                           --------   --------    --------    --------    ---------    --------    --------    --------
    End of year..........  $399,111   $216,693    $149,741    $137,857    $ 527,881    $390,110    $628,984    $219,721
                           ========   ========    ========    ========    =========    ========    ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                 AIT SELECT                                                        AIT SELECT
                               INTERNATIONAL       AIT SELECT INVESTMENT         AIT SELECT         STRATEGIC
                                   EQUITY               GRADE INCOME          STRATEGIC GROWTH       INCOME
                             YEAR     PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM
                             ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*
                           12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01
                           ---------  -----------  ---------  -----------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $   5,683   $    687    $ 16,404    $  4,873    $     --    $      3      $   296
    Net realized gain
      (loss).............     45,744      2,046       1,185         205     (26,422)      2,118          537
    Net unrealized gain
      (loss).............   (121,713)   (25,020)     (1,717)      2,866      13,767     (32,990)      (1,227)
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........    (70,286)   (22,287)     15,872       7,944     (12,655)    (30,869)        (394)
                           ---------   --------    --------    --------    --------    --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    182,639     99,899     341,655      15,391      50,154      13,500       15,972
    Terminations.........         --     (9,458)         --          --          --          --           --
    Mortality and expense
      risk fees..........       (966)      (428)       (985)       (371)       (223)       (145)         (11)
    Insurance and other
      charges............    (46,576)   (12,956)    (42,313)     (7,786)    (16,405)     (3,363)        (903)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     94,730    226,905     118,893      90,352      26,925      87,278       18,686
    Other transfers from
      (to) the General
      Account............     (7,213)       616         (48)         10      (9,358)       (773)         (14)
    Net increase
      (decrease) in
      investment by
      Sponsor............         --        (32)         --        (194)         --       2,000        2,000
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    222,614    304,546     417,202      97,402      51,093      98,497       35,730
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets.............    152,328    282,259     433,074     105,346      38,438      67,628       35,336
  NET ASSETS:
    Beginning of year....    282,259         --     105,346          --      67,628          --           --
                           ---------   --------    --------    --------    --------    --------      -------
    End of year..........  $ 434,587   $282,259    $538,420    $105,346    $106,066    $ 67,628      $35,336
                           =========   ========    ========    ========    ========    ========      =======


                              AIT SELECT VALUE
                                OPPORTUNITY
                             YEAR     PERIOD FROM
                             ENDED     1/10/00*
                           12/31/01   TO 12/31/00
                           ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  1,567    $    143
    Net realized gain
      (loss).............    27,842       1,890
    Net unrealized gain
      (loss).............    12,234      20,453
                           --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    41,643      22,486
                           --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   164,465     103,096
    Terminations.........        --     (17,647)
    Mortality and expense
      risk fees..........      (678)       (179)
    Insurance and other
      charges............   (45,432)     (7,486)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   120,208      62,156
    Other transfers from
      (to) the General
      Account............      (441)        (33)
    Net increase
      (decrease) in
      investment by
      Sponsor............        --        (444)
                           --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   238,122     139,463
                           --------    --------
    Net increase
      (decrease) in net
      assets.............   279,765     161,949
  NET ASSETS:
    Beginning of year....   161,949          --
                           --------    --------
    End of year..........  $441,714    $161,949
                           ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   ALLIANCE     ALLIANCE        DGPF           DGPF
                            AIM V.I.     AIM V.I.                  GROWTH &      PREMIER       GROWTH      INTERNATIONAL
                           AGGRESSIVE      BLUE       AIM V.I.      INCOME       GROWTH     OPPORTUNITIES     EQUITY
                             GROWTH        CHIP         VALUE       CLASS B      CLASS B    SERVICE CLASS  SERVICE CLASS
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM    PERIOD FROM
                             5/1/01*      5/1/01*      5/1/01*      5/1/01*      5/1/01*       5/1/01*        5/1/01*
                           TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01   TO 12/31/01    TO 12/31/01
                           -----------  -----------  -----------  -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $     5     $    106     $     13      $    --       $   --         $   --
    Net realized gain
      (loss).............        (11)        (108)       1,735          145          (29)          12           (149)
    Net unrealized gain
      (loss).............        423          982        2,472        7,285        1,683          614            (91)
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from
      operations.........        412          879        4,313        7,443        1,654          626           (240)
                             -------      -------     --------     --------      -------       ------         ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      9,310       28,685       60,613       96,493       47,885        1,006          1,162
    Terminations.........         --           --           --           --           --           --             --
    Mortality and expense
      risk fees..........         (8)         (15)         (41)         (92)         (31)          (4)            (2)
    Insurance and other
      charges............     (1,412)      (2,627)      (6,720)      (7,164)      (3,356)        (389)          (351)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,097       14,783       56,481       95,068       30,484        4,146          3,292
    Other transfers from
      (to) the General
      Account............        (13)           9         (247)         (76)        (249)          --            (25)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000        2,000        2,000        2,000        2,000          2,000
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,974       42,835      112,086      186,229       76,733        6,759          6,076
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets.............     16,386       43,714      116,399      193,672       78,387        7,385          5,836
  NET ASSETS:
    Beginning of year....         --           --           --           --           --           --             --
                             -------      -------     --------     --------      -------       ------         ------
    End of year..........    $16,386      $43,714     $116,399     $193,672      $78,387       $7,385         $5,836
                             =======      =======     ========     ========      =======       ======         ======


                             DEUTSCHE     DEUTSCHE
                             VIT EAFE     VIT SMALL
                           EQUITY INDEX   CAP INDEX
                           PERIOD FROM   PERIOD FROM
                             5/1/01*       5/1/01*
                           TO 12/31/01   TO 12/31/01
                           ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --       $    64
    Net realized gain
      (loss).............        (26)        1,561
    Net unrealized gain
      (loss).............       (920)          760
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........       (946)        2,385
                             -------       -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      6,992         1,232
    Terminations.........         --            --
    Mortality and expense
      risk fees..........        (10)           (7)
    Insurance and other
      charges............       (359)         (445)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,422         7,320
    Other transfers from
      (to) the General
      Account............          2        (1,520)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000         2,000
                             -------       -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,047         8,580
                             -------       -------
    Net increase
      (decrease) in net
      assets.............     14,101        10,965
  NET ASSETS:
    Beginning of year....         --            --
                             -------       -------
    End of year..........    $14,101       $10,965
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                     FIDELITY     FIDELITY
                                 FIDELITY VIP                                 FIDELITY VIP HIGH         VIP        VIP II
                                 EQUITY-INCOME       FIDELITY VIP GROWTH            INCOME           OVERSEAS    CONTRAFUND
                               YEAR    PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM  PERIOD FROM
                              ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*      5/1/01*
                             12/31/01  TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01  TO 12/31/01
                             --------  -----------  ---------  -----------  ---------  -----------  -----------  -----------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............  $  1,879   $     34    $    208    $      2    $ 14,553    $    134      $    --      $    --
      Net realized gain
        (loss).............     3,494        233       8,311        (331)     (8,023)     (1,028)        (179)          (2)
      Net unrealized gain
        (loss).............      (245)     5,854     (61,208)    (38,154)    (25,784)    (26,046)        (698)       1,683
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from
        operations.........     5,128      6,121     (52,689)    (38,483)    (19,254)    (26,940)        (877)       1,681
                             --------   --------    --------    --------    --------    --------      -------      -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........   159,231      9,163     218,808      77,259     126,261      18,210        4,031       16,637
      Terminations.........        --         --          --          --          --          --           --           --
      Mortality and expense
        risk fees..........      (448)       (27)     (1,228)       (386)       (964)       (506)          (7)          (8)
      Insurance and other
        charges............   (36,808)    (1,883)    (68,495)    (11,389)    (38,215)    (10,080)      (1,825)        (727)
      Transfers between
        sub-accounts
        (including fixed
        account), net......   308,060     98,305     237,745     230,584     171,501     140,515        7,193       43,561
      Other transfers from
        (to) the General
        Account............      (309)        --      (6,541)       (138)     (6,159)        (54)          (2)          --
      Net increase
        (decrease) in
        investment by
        Sponsor............        --       (163)         --        (104)         --         132        2,000        2,000
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......   429,726    105,395     380,289     295,826     252,424     148,217       11,390       61,463
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets.............   434,854    111,516     327,600     257,343     233,170     121,277       10,513       63,144
    NET ASSETS:
      Beginning of year....   111,516         --     257,343          --     121,277          --           --           --
                             --------   --------    --------    --------    --------    --------      -------      -------
      End of year..........  $546,370   $111,516    $584,943    $257,343    $354,447    $121,277      $10,513      $63,144
                             ========   ========    ========    ========    ========    ========      =======      =======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                PERIOD FROM
                                  5/1/01*
                                TO 12/31/01
                             ------------------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............       $    --
      Net realized gain
        (loss).............            (3)
      Net unrealized gain
        (loss).............           750
                                  -------
      Net increase
        (decrease) in net
        assets from
        operations.........           747
                                  -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........        13,975
      Terminations.........            --
      Mortality and expense
        risk fees..........           (12)
      Insurance and other
        charges............        (3,838)
      Transfers between
        sub-accounts
        (including fixed
        account), net......        15,635
      Other transfers from
        (to) the General
        Account............           (87)
      Net increase
        (decrease) in
        investment by
        Sponsor............         2,000
                                  -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......        27,673
                                  -------
      Net increase
        (decrease) in net
        assets.............        28,420
    NET ASSETS:
      Beginning of year....            --
                                  -------
      End of year..........       $28,420
                                  =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FIDELITY         FT VIP
                                FIDELITY        FIDELITY                      VIP III         FRANKLIN      FT VIP       FT VIP
                                 VIP II          VIP III     FIDELITY          GROWTH          NATURAL     FRANKLIN      MUTUAL
                               CONTRAFUND       GROWTH &      VIP III      OPPORTUNITIES      RESOURCES    SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME       MID CAP     SERVICE CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              PERIOD FROM      PERIOD FROM  PERIOD FROM     PERIOD FROM      PERIOD FROM  PERIOD FROM  PERIOD FROM
                                5/1/01*          5/1/01*      5/1/01*         5/1/01*          5/1/01*      5/1/01*      5/1/01*
                              TO 12/31/01      TO 12/31/01  TO 12/31/01     TO 12/31/01      TO 12/31/01  TO 12/31/01  TO 12/31/01
                           ------------------  -----------  -----------  ------------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............        $   --          $    --      $    --          $   --          $   15      $      7      $    36
    Net realized gain
      (loss).............           (18)              10           28              (1)            (38)          172          112
    Net unrealized gain
      (loss).............            58            1,466        1,491            (160)           (363)       16,416          259
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........            40            1,476        1,519            (161)           (386)       16,595          407
                                 ------          -------      -------          ------          ------      --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         1,396            6,429       13,804             545             948        22,567        9,127
    Terminations.........            --               --           --              --              --            --           --
    Mortality and expense
      risk fees..........            (1)             (14)          (9)             --              (1)          (36)          (2)
    Insurance and other
      charges............          (290)          (1,859)        (951)            (37)           (223)       (3,124)        (518)
    Transfers between
      sub-accounts
      (including fixed
      account), net......         2,201           16,384        9,832              --             359       142,083          987
    Other transfers from
      (to) the General
      Account............           (74)              --           (6)             --              --          (227)          --
    Net increase
      (decrease) in
      investment by
      Sponsor............         2,000            2,000        2,000           2,000           2,000         2,000        2,000
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......         5,232           22,940       24,670           2,508           3,083       163,263       11,594
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets.............         5,272           24,416       26,189           2,347           2,697       179,858       12,001
  NET ASSETS:
    Beginning of year....            --               --           --              --              --            --           --
                                 ------          -------      -------          ------          ------      --------      -------
    End of year..........        $5,272          $24,416      $26,189          $2,347          $2,697      $179,858      $12,001
                                 ======          =======      =======          ======          ======      ========      =======


                                          INVESCO
                             INVESCO        VIF
                               VIF        HEALTH
                            DYNAMICS     SCIENCES
                           PERIOD FROM  PERIOD FROM
                             5/1/01*      5/1/01*
                           TO 12/31/01  TO 12/31/01
                           -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $   130
    Net realized gain
      (loss).............         (7)          (5)
    Net unrealized gain
      (loss).............        481         (184)
                             -------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........        474          (59)
                             -------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      7,815       26,684
    Terminations.........         --           --
    Mortality and expense
      risk fees..........         (2)         (10)
    Insurance and other
      charges............        (98)      (1,899)
    Transfers between
      sub-accounts
      (including fixed
      account), net......        634       12,519
    Other transfers from
      (to) the General
      Account............         --           (9)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000
                             -------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     10,349       39,285
                             -------      -------
    Net increase
      (decrease) in net
      assets.............     10,823       39,226
  NET ASSETS:
    Beginning of year....         --           --
                             -------      -------
    End of year..........    $10,823      $39,226
                             =======      =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                            JANUS ASPEN                               JANUS ASPEN                        PIONEER
                             AGGRESSIVE                                GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH            JANUS ASPEN             INCOME      INTERNATIONAL       MARKETS       FUND VCT
                           SERVICE SHARES   GROWTH SERVICE SHARES    SERVICE SHARES  SERVICE SHARES   VCT CLASS II     CLASS II
                            PERIOD FROM       YEAR      PERIOD FROM   PERIOD FROM     PERIOD FROM      PERIOD FROM    PERIOD FROM
                              5/1/01*         ENDED      1/10/00*       5/1/01*         5/1/01*          5/1/01*        5/1/01*
                            TO 12/31/01     12/31/01    TO 12/31/00   TO 12/31/00     TO 12/31/01      TO 12/31/01    TO 12/31/01
                           --------------  -----------  -----------  --------------  --------------  ---------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   --       $     --     $    984       $   127          $   20          $     -        $    51
    Net realized gain
      (loss).............         (21)        (8,283)       2,098           319             (28)             229             96
    Net unrealized gain
      (loss).............        (410)       (30,277)     (15,050)        1,109             230              713            859
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from
      operations.........        (431)       (38,560)     (11,968)        1,555             222              942          1,006
                               ------       --------     --------       -------          ------          -------        -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       1,838        170,383       26,707        25,147           2,386            5,329          4,383
    Terminations.........          --             --           --            --              --               --             --
    Mortality and expense
      risk fees..........          (2)          (539)        (113)          (15)             (2)              (5)           (12)
    Insurance and other
      charges............        (344)       (34,889)      (5,696)       (1,402)           (280)            (317)        (1,143)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       1,759         72,862       77,351         5,589           2,865            3,218         18,755
    Other transfers from
      (to) the General
      Account............          --            278          (47)         (772)            (10)            (501)             1
    Net increase
      (decrease) in
      investment by
      Sponsor............       2,000             --          239         2,000           2,000            2,000          2,000
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       5,251        208,095       98,441        30,547           6,959            9,724         23,984
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets.............       4,820        169,535       86,473        32,102           7,181           10,666         24,990
  NET ASSETS:
    Beginning of year....          --         86,473           --            --               -                -              -
                               ------       --------     --------       -------          ------          -------        -------
    End of year..........      $4,820       $256,008     $ 86,473       $32,102          $7,181          $10,666        $24,990
                               ======       ========     ========       =======          ======          =======        =======

                                                PIONEER
                               PIONEER        REAL ESTATE
                             HIGH YIELD         GROWTH
                            VCT CLASS II     VCT CLASS II
                             PERIOD FROM      PERIOD FROM
                               5/1/01*          5/1/01*
                             TO 12/31/01      TO 12/31/01
                           ---------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   455          $   138
    Net realized gain
      (loss).............          390              (10)
    Net unrealized gain
      (loss).............          362              246
                               -------          -------
    Net increase
      (decrease) in net
      assets from
      operations.........        1,207              374
                               -------          -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       13,643            5,682
    Terminations.........           --               --
    Mortality and expense
      risk fees..........           (5)              (2)
    Insurance and other
      charges............         (433)            (361)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       12,342            2,557
    Other transfers from
      (to) the General
      Account............         (656)              34
    Net increase
      (decrease) in
      investment by
      Sponsor............        2,000            2,000
                               -------          -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       26,891            9,910
                               -------          -------
    Net increase
      (decrease) in net
      assets.............       28,098           10,284
  NET ASSETS:
    Beginning of year....            -                -
                               -------          -------
    End of year..........      $28,098          $10,284
                               =======          =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  SVS DREMAN
                            SCUDDER TECHNOLOGY     FINANCIAL        T.ROWE PRICE
                                GROWTH (A)          SERVICE     INTERNATIONAL STOCK
                             YEAR    PERIOD FROM  PERIOD FROM    YEAR     PERIOD FROM
                            ENDED      5/1/00*      5/1/01*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  TO 12/31/01  12/31/01   TO 12/31/00
                           --------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)..............  $    187   $     --      $   --     $  5,214    $    993
    Net realized gain
     (loss)..............   (10,699)      (624)         12       (7,078)      2,364
    Net unrealized gain
     (loss)..............   (26,871)   (32,499)        209      (40,570)    (26,640)
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from
     operations..........   (37,383)   (33,123)        221      (42,434)    (23,283)
                           --------   --------      ------     --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    87,846     29,646       4,524      103,751      81,847
    Terminations.........        --         --          --           --      (9,044)
    Mortality and expense
     risk fees...........      (400)      (151)         (3)        (566)       (225)
    Insurance and other
     charges.............   (22,648)    (5,470)       (726)     (31,354)     (7,596)
    Transfers between
     sub-accounts
     (including fixed
     account), net.......    45,761     99,912         696       63,988     116,269
    Other transfers from
     (to) the General
     Account.............       560        (62)        (10)        (140)         11
    Net increase
     (decrease) in
     investment by
     Sponsor.............        --        384       2,000           --          87
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from policy
     transactions........   111,119    124,259       6,481      135,679     181,349
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets..............    73,736     91,136       6,702       93,245     158,066
  NET ASSETS:
    Beginning of year....    91,136         --          --      158,066          --
                           --------   --------      ------     --------    --------
    End of year..........  $164,872   $ 91,136      $6,702     $251,311    $158,066
                           ========   ========      ======     ========    ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Separate Account IMO ("the Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on January 10, 2000 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund (Service Class)         Delaware Management Company
("DGPF SC")
Deutsche Asset Management VIT Funds ("Deutsche      Deutsche Asset Management
VIT")
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
("Fidelity VIP III")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares) ("Janus         Janus Capital
Aspen")
Pioneer Variable Contracts Trust (Class II)         Pioneer Investment Management, Inc. (Pioneer)
("Pioneer II")
T Rowe Price International Series, Inc. ("T Rowe    T Rowe Price International
Price")
Scudder Variable Series II ("Scudder II")           Zurich Scudder Investments, Inc.

   The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

    Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

    On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    Certain prior year amounts have been reclassified to conform to the current year presentation.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                             PORTFOLIO INFORMATION
                                     --------------------------------------
                                     NUMBER OF  AGGREGATE   NET ASSET VALUE
SUB-ACCOUNT INVESTMENT PORTFOLIO      SHARES       COST        PER SHARE
--------------------------------     ---------  ----------  ---------------
AIT Core Equity....................    30,051   $   49,726      $ 1.633
AIT Equity Index...................   165,063      523,810        2.715
AIT Government Bond................    39,320       42,868        1.077
AIT Money Market...................  2,458,320   2,458,320        1.000
AIT Select Aggressive Growth.......   609,035    1,161,066        1.251
AIT Select Capital Appreciation....   205,727      411,542        1.940
AIT Select Emerging Markets........   208,844      210,670        0.717
AIT Select Growth..................   334,950      703,554        1.576
AIT Select Growth and Income.......   501,983      690,897        1.253
AIT Select International Equity....   390,464      581,320        1.113
AIT Select Investment Grade           486,818      537,271        1.106
  Income...........................
AIT Select Strategic Growth........   219,598      125,289        0.483
AIT Select Strategic Income........    33,911       36,563        1.042
AIT Select Value Opportunity.......   223,653      409,027        1.975
AIM V.I. Aggressive Growth.........     1,516       15,963       10.810
AIM V.I. Blue Chip.................     6,148       42,732        7.110
AIM V.I. Value.....................     4,985      113,927       23.350
Alliance Growth & Income                8,791      186,387       22.030
  Class B..........................
Alliance Premier Growth Class B....     3,135       76,704       25.000
DGPF Growth Opportunities Service         493        6,771       14.970
  Class............................
DGPF International Equity Service         420        5,927       13.900
  Class............................
Deutsche VIT EAFE Equity Index.....     1,681       15,021        8.390
Deutsche VIT Small Cap Index.......     1,022       10,205       10.730
Fidelity VIP Equity-Income.........    24,016      540,761       22.750
Fidelity VIP Growth................    17,404      684,305       33.610
Fidelity VIP High Income...........    55,296      406,277        6.410
Fidelity VIP Overseas..............       757       11,211       13.880
Fidelity VIP II Contrafund.........     3,137       61,461       20.130
Fidelity VIP II Asset Manager           1,979       27,670       14.360
  Service Class 2..................
Fidelity VIP II Contrafund Service        264        5,214       20.000
  Class 2..........................
Fidelity VIP III Growth & Income...     1,851       22,950       13.190
Fidelity VIP III Mid Cap...........     1,336       24,698       19.600
Fidelity VIP III Growth                   156        2,507       15.040
  Opportunities Service Class 2....
FT VIP Franklin Natural Resources         228        3,060       11.830
  Class 2..........................
FT VIP Franklin Small Cap              10,076      163,442       17.850
  Class 2..........................
FT VIP Mutual Shares Class 2.......       855       11,742       14.030
INVESCO VIF Dynamics...............       863       10,342       12.540
INVESCO VIF Health Sciences........     2,155       39,410       18.200
Janus Aspen Aggressive Growth             222        5,230       21.730
  Service Shares...................
Janus Aspen Growth Service             12,956      301,335       19.760
  Shares...........................
Janus Aspen Growth and Income           2,159       30,993       14.870
  Service Shares...................
Janus Aspen International Growth          308        6,951       23.300
  Service Shares...................
Pioneer Emerging Markets VCT              953        9,953       11.190
  Class II.........................
Pioneer Fund VCT Class II..........     1,312       24,131       19.050
Pioneer High Yield VCT Class II....     2,720       27,736       10.330
Pioneer Real Estate Growth VCT            697       10,038       14.750
  Class II.........................
Scudder Technology Growth (a)......    17,615      224,242        9.360
SVS Dreman Financial Services......       622        6,493       10.780
T. Rowe Price International            21,910      318,521       11.470
  Stock............................

(a)  Name changed. See Note 1.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    AFLIAC makes a monthly charge against the Policy Value in each Sub-Account as of the prior monthly processing date for mortality and expense risks assumed by AFLIAC in relation to the variable portion of the Policies. The charge for Allmerica VUL 2001 and Allmerica Select Life Plus policies is 0.35% annually for the first 10 Policy years, and 0.05% annually for Policy Year 11 and thereafter. The charge for Allmerica Select Survivorship policies is 0.10% annually. This charge may be increased or decreased, subject to compliance with applicable state and federal requirements, subject to limits. The limits for Allmerica VUL 2001 and Allmerica Select Life Plus are 0.60% annually for the first 10 Policy years and 0.30% annually for Policy Year 11 and thereafter. The limits for Allmerica Select Survivorship policies are 0.55% annually for the first 20 Policy years and 0.35% annually for Policy Year 21 and thereafter. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the Policy.

    On the date of issue and each monthly processing date thereafter, until the Final Payment date, AFLIAC makes deductions from policy value as compensation for providing insurance benefits (which vary by policy) and any additional benefits added by optional riders. On each monthly processing date, until the Final Payment Date, AFLIAC makes deductions from policy value for the Monthly Administration Fee, as reimbursement for expenses related to issuing and maintaining the Policy. This fee is $7.50 per month for Allmerica VUL 2001 and Allmerica Select Life Plus policies. For Allmerica Select Survivorship policies the fee is $16 per month for the first 5 Policy Years and $6 per month for Policy Year 6 and thereafter. For the first 10 policy years or after an increase in face amount AFLIAC deducts a Monthly Expense Charge as reimbursement for underwriting and acquisition costs, which will vary by policy. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the policy.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based upon individual portfolios and average daily net assets. Additionally, on February 12, 2002 the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002 each portfolio would pay a distribution fee equal to an annual rate of 0.15% of average daily net assets.

    Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                      PURCHASES     SALES
--------------------                      ----------  ----------
AIT Core Equity.........................  $   53,662  $    3,672
AIT Equity Index........................     315,528      46,682
AIT Government Bond.....................      82,578      40,106
AIT Money Market........................   4,894,901   2,756,895
AIT Select Aggressive Growth............     444,133      74,004
AIT Select Capital Appreciation.........     227,401      36,636
AIT Select Emerging Markets.............      51,622      29,226
AIT Select Growth.......................     338,485      75,788
AIT Select Growth and Income............     501,069      66,933
AIT Select International Equity.........     352,405      57,974
AIT Select Investment Grade Income......     467,996      34,390
AIT Select Strategic Growth.............     102,848      51,755
AIT Select Strategic Income.............      37,650       1,101
AIT Select Value Opportunity............     294,076      27,915
AIM V.I. Aggressive Growth..............      16,605         631
AIM V.I. Blue Chip......................      44,852       2,012
AIM V.I. Value..........................     120,592       6,790
Alliance Growth & Income Class B........     193,649       7,310
Alliance Premier Growth Class B.........      83,232       6,396
DGPF Growth Opportunities Service              7,096         337
  Class.................................
DGPF International Equity Service              7,955       1,879
  Class.................................
Deutsche VIT EAFE Equity Index..........      15,313         266
Deutsche VIT Small Cap Index............      40,846      31,690
Fidelity VIP Equity-Income..............     472,282      35,398
Fidelity VIP Growth.....................     442,794      42,785
Fidelity VIP High Income................     299,734      32,757
Fidelity VIP Overseas...................      12,864       1,474
Fidelity VIP II Contrafund..............      61,795         332
Fidelity VIP II Asset Manager Service         31,826       4,153
  Class 2...............................
Fidelity VIP II Contrafund Service             6,551       1,319
  Class 2...............................
Fidelity VIP III Growth & Income........      24,346       1,406
Fidelity VIP III Mid Cap................      25,657         987
Fidelity VIP III Growth Opportunities          2,519          11
  Service Class 2.......................
FT VIP Franklin Natural Resources              3,260         162
  Class 2...............................
FT VIP Franklin Small Cap Class 2.......     166,485       3,215
FT VIP Mutual Shares Class 2............      12,000         248
INVESCO VIF Dynamics....................      10,421          72
INVESCO VIF Health Sciences.............      41,334       1,919
Janus Aspen Aggressive Growth Service          5,380         129
  Shares................................
Janus Aspen Growth Service Shares.......     238,967      30,524
Janus Aspen Growth and Income Service         62,291      31,617
  Shares................................
Janus Aspen International Growth Service       7,634         655
  Shares................................
Pioneer Emerging Markets VCT Class II...      21,989      12,265
Pioneer Fund VCT Class II...............      25,005         878
Pioneer High Yield VCT Class II.........      57,146      29,778
Pioneer Real Estate Growth VCT                10,638         590
  Class II..............................
Scudder Technology Growth (a)...........     131,156      19,850
SVS Dreman Financial Services...........       7,365         884
T. Rowe Price International Stock.......     162,317      21,424

(a)  Name changed. See Note 1

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  AIT Core Equity
  2001                          55,894  0.877969  $  49,073         1.32%      N/A           -12.20%(a)
  AIT Equity Index
  2001                         555,481  0.806771    448,145         1.12       N/A           -12.01
  AIT Government Bond
  2001                          40,267  1.051655     42,348         5.74       N/A             5.17(a)
  AIT Money Market
  2001                       2,219,029  1.107832  2,458,320         3.45       N/A             4.28
  AIT Select Aggressive
    Growth
  2001                       1,283,822   0.59346    761,902          N/A       N/A           -21.63
  AIT Select Capital
    Appreciation
  2001                         378,851  1.053478    399,111          N/A       N/A            -1.13
  AIT Select Emerging
    Markets
  2001                         269,999  0.554606    149,741          N/A       N/A            -9.12
  AIT Select Growth
  2001                         835,469   0.63184    527,881          N/A       N/A           -24.70
  AIT Select Growth and
    Income
  2001                         789,072  0.797121    628,984         0.65       N/A           -11.74
  AIT Select International
    Equity
  2001                         582,293  0.746339    434,587         1.74       N/A           -21.52
  AITSelect Investment
    Grade Income
  2001                         451,296  1.193056    538,420         7.55       N/A             7.94
  AIT Select Strategic
    Growth
  2001                         239,956  0.445733    106,066          N/A       N/A           -29.28
  AIT Select Strategic
    Income
  2001                          33,797  1.045523     35,336         4.55       N/A             4.55(a)
  AIT Select Value
    Opportunity
  2001                         298,049  1.482011    441,714         0.62       N/A            12.68
  AIM V.I. Aggressive
    Growth
  2001                          18,842  0.869668     16,386          N/A       N/A           -13.03(a)
  AIM V.I. Blue Chip
  2001                          50,408    0.8672     43,714         0.07       N/A           -13.28(a)
  AIM V.I. Value
  2001                         130,296  0.893346    116,399         0.59       N/A           -10.67(a)
  Alliance Growth & Income
    Class B
  2001                         207,216  0.934635    193,672         0.04       N/A            -6.54(a)
  Alliance Premier Growth
    Class B
  2001                          90,798  0.863317     78,387          N/A       N/A           -13.67(a)
  DGPF Growth Opportunities
    Service Class
  2001                           7,553  0.977794      7,385          N/A       N/A            -2.22(a)
  DGPF International Equity
    Service Class
  2001                           6,474  0.901427      5,836          N/A       N/A            -9.86(a)
  Deutsche VIT EAFE Equity
    Index
  2001                          17,311  0.814566     14,101          N/A       N/A           -18.54(a)
  Deutsche VIT Small Cap
    Index
  2001                          10,907  1.005311     10,965         1.23       N/A             0.53(a)
  Fidelity VIP
    Equity-Income
  2001                         524,652  1.041389    546,370         0.85       N/A            -4.96
  Fidelity VIP Growth
  2001                         799,220  0.731892    584,943         0.05       N/A           -17.65
  Fidelity VIP High Income
  2001                         512,921  0.691037    354,447         7.99       N/A           -11.73
  Fidelity VIP Overseas
  2001                          12,967  0.810755     10,513          N/A       N/A           -18.92(a)
  Fidelity VIP II
    Contrafund
  2001                          66,030  0.956292     63,144          N/A       N/A            -4.37(a)
  Fidelity VIP II Asset
    Manager Service
    Class 2
  2001                          29,112   0.97621     28,420          N/A       N/A            -2.38(a)
  Fidelity VIP II
    Contrafund Service
    Class 2
  2001                           5,519  0.955113      5,272          N/A       N/A            -4.49(a)
  Fidelity VIP III
    Growth & Income
  2001                          25,656  0.951661     24,416          N/A       N/A            -4.83(a)

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  Fidelity VIP III Mid Cap
  2001                          25,187  1.039789     26,189          N/A       N/A             3.98(a)
  Fidelity VIP III Growth
    Opportunities Service
    Class 2
  2001                           2,548  0.921003      2,347          N/A       N/A            -7.90(a)
  FT VIP Franklin Natural
    Resources Class 2
  2001                           3,414  0.790107      2,697         1.11       N/A           -20.99(a)
  FT VIP Franklin Small Cap
    Class 2
  2001                         191,938  0.937062    179,858         0.03       N/A            -6.29(a)
  FT VIP Mutual Shares
    Class 2
  2001                          12,095  0.992278     12,001         1.54       N/A            -0.77(a)
  INVESCO VIF Dynamics
  2001                          13,292  0.814288     10,823          N/A       N/A           -18.57(a)
  INVESCO VIF Health
    Sciences
  2001                          38,193  1.027036     39,226         1.96       N/A             2.70(a)
  Janus Aspen Aggressive
    Growth Service Shares
  2001                           6,207  0.776628      4,820          N/A       N/A           -22.34(a)
  Janus Aspen Growth
    Service Shares
  2001                         418,213  0.612152    256,008          N/A       N/A           -24.90
  Janus Aspen Growth and
    Income Service Shares
  2001                          35,990   0.89199     32,102         1.38       N/A           -10.80(a)
  Janus Aspen International
    Growth Service Shares
  2001                           8,540  0.840909      7,181         0.98       N/A           -15.91(a)
  Pioneer Emerging Markets
    VCT Class II
  2001                          10,924  0.976442     10,666          N/A       N/A            -2.36(a)
  Pioneer Fund VCT
    Class II
  2001                          27,540  0.907413     24,990         0.98       N/A            -9.26(a)
  Pioneer High Yield VCT
    Class II
  2001                          26,702  1.051781     28,098         8.59       N/A             5.18(a)
  Pioneer Real Estate
    Growth VCT Class II
  2001                           9,475  1.085369     10,284         6.20       N/A             8.54(a)
  Scudder Technology Growth
    (b)
  2001                         338,460  0.487025    164,872         0.16       N/A           -32.41
  SVS Dreman Financial
    Service
  2001                           6,697  1.000969      6,702          N/A       N/A             0.10(a)
  T.Rowe Price
    International Stock
  2001                         382,692  0.656696    251,311         2.78       N/A           -22.21

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Start date of 05/01/2001.
(b)  Name changed. See Note 1.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS



This Prospectus provides important information about the Scudder Gateway Flex Life individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company. The policies are funded through the Separate Account IMO, a separate investment account of the Company that is referred to as the Variable Account. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


THE ALGER AMERICAN FUND                             SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                   Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio           Scudder Blue Chip Portfolio
                                                    Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                 Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio      Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital     Scudder Growth Portfolio
Portfolio                                           Scudder High Yield Portfolio
                                                    Scudder International Select Equity Portfolio
DREYFUS INVESTMENT PORTFOLIOS                       Scudder Investment Grade Bond Portfolio
Dreyfus IP MidCap Stock Portfolio                   Scudder Money Market Portfolio
                                                    Scudder New Europe Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH             Scudder Small Cap Growth Portfolio
FUND, INC.                                          Scudder Strategic Income Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.      Scudder Technology Growth Portfolio
                                                    Scudder Total Return Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.             SVS Davis Venture Value Portfolio
INVESCO VIF Utilities Fund                          SVS Dreman Financial Services Portfolio
                                                    SVS Dreman High Return Equity Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                 SVS Dreman Small Cap Value Portfolio
Scudder 21st Century Growth Portfolio               SVS Eagle Focused Large Cap Growth Portfolio
Scudder Capital Growth Portfolio                    SVS Focus Value+Growth Portfolio
Scudder Global Discovery Portfolio                  SVS Index 500 Portfolio
Scudder Growth and Income Portfolio                 SVS INVESCO Dynamic Growth Portfolio
Scudder Health Sciences Portfolio                   SVS Janus Growth and Income Portfolio
Scudder International Portfolio                     SVS Janus Growth Opportunities Portfolio
                                                    SVS MFS Strategic Value Portfolio
                                                    SVS Oak Strategic Equity Portfolio
                                                    SVS Turner Mid Cap Growth Portfolio


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge.


                               DATED MAY 1, 2002

(continued)

We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

This Prospectus can also be obtained from the Securities and Exchange Commission's website http://www.sec.gov).


Correspondence may be mailed to: Allmerica Life, P.O. Box 8179, Boston, MA 02266-8179

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................       5
SUMMARY OF FEES AND CHARGES.................................       8
SUMMARY OF POLICY FEATURES..................................      12
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      19
INVESTMENT OBJECTIVES AND POLICIES..........................      20
THE POLICY..................................................      24
  Market Timers.............................................      24
  Applying for a Policy.....................................      24
  Free-Look Period..........................................      25
  Conversion Privilege......................................      25
  Payments..................................................      25
  Allocation of Net Payments................................      26
  Transfer Privilege........................................      27
  Death Benefit.............................................      28
  Election of Death Benefit Options.........................      29
  Changing Between Death Benefit Option 1 and Death Benefit
    Option 2................................................      32
  Guaranteed Death Benefit..................................      33
  Change in Face Amount.....................................      34
  Policy Value..............................................      35
  Payment Options...........................................      36
  Optional Insurance Benefits...............................      36
  Surrender.................................................      36
  Partial Withdrawal........................................      37
CHARGES AND DEDUCTIONS......................................      38
  Deductions from Payments..................................      38
  Monthly Charges (The Monthly Deduction)...................      38
  Computing Insurance Protection Charges....................      39
  Fund Expenses.............................................      42
  Surrender Charge..........................................      42
  Partial Withdrawal Costs..................................      43
  Transfer Charges..........................................      43
  Other Administrative Charges..............................      43
POLICY LOANS................................................      44
  Preferred Loan Option.....................................      44
  Repayment of Outstanding Loan.............................      44
  Effect of Policy Loans....................................      45
POLICY TERMINATION AND REINSTATEMENT........................      45
  Termination...............................................      45
  Reinstatement.............................................      45
OTHER POLICY PROVISIONS.....................................      46
  Policy Owner..............................................      46
  Beneficiary...............................................      46
  Assignment................................................      46
  Limit on Right to Challenge Policy........................      47
  Suicide...................................................      47
  Misstatement of Age or Sex................................      47
  Delay of Payments.........................................      47
FEDERAL TAX CONSIDERATIONS..................................      47
  The Company and the Variable Account......................      48
  Taxation of the Policies..................................      48
  Policy Loans..............................................      48
  Modified Endowment Policies...............................      49

VOTING RIGHTS...............................................      49
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      50
DISTRIBUTION................................................      51
REPORTS.....................................................      51
LEGAL PROCEEDINGS...........................................      52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      52
FURTHER INFORMATION.........................................      53
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      53
  General Description.......................................      53
  Fixed Account Interest....................................      53
  Surrenders, Partial Withdrawals, and Transfers............      54
INDEPENDENT ACCOUNTANTS.....................................      54
FINANCIAL STATEMENTS........................................      54
APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS
 TABLE......................................................     A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................     B-1
APPENDIX C -- PAYMENT OPTIONS...............................     C-1
APPENDIX D -- ILLUSTRATIONS.................................     D-1
APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES......     E-1
APPENDIX F -- PERFORMANCE INFORMATION.......................     F-1
APPENDIX G -- MONTHLY EXPENSE CHARGES.......................     G-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.


FACE AMOUNT: the amount of insurance coverage applied for. The Face Amount does not include or refer to any additional insurance benefit purchased under the Term Rider. The initial Face Amount is shown in your Policy. The Face Amount may be increased or decreased.


FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust ("Credit Suisse"), Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:

    - the Policy Value TIMES

    - a percentage factor.

The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

    - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS

    - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is the greater of:

    - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or

    - the Policy Value as of the date due proof of death is received by the Company.

If the Guaranteed Death Benefit is in effect, after the Final Payment Date, the death benefit is the greater of:

    - the Face Amount as of the Final Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.


POLICY CHANGE: any change in the Face Amount, the addition or deletion of an optional benefit, underwriting reclassifications, or a change in death benefit option (Option 1 or Option 2).


POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:

    - Value of the units of the sub-accounts credited to your Policy PLUS

    - Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:

    - Each day the New York Stock Exchange is open for trading

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND CHARGES

WHAT CHARGES WILL I INCUR UNDER MY POLICY?

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

    - From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

       PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35% of payments represents our average expenses for state and local premium taxes,

       DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies.

       FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

    - We deduct the following monthly charges (the "Monthly Deduction") from Policy Value:

       MONTHLY INSURANCE PROTECTION CHARGE -- The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount.

       MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
       65. See APPENDIX G.

       MONTHLY MAINTENANCE FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

       MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.


       MONTHLY CHARGES FOR OPTIONAL BENEFITS -- These charges will vary based on the optional benefits selected and by the sex, age, and underwriting classification of the Insured.


    - The charges below apply only if you surrender your Policy or make partial withdrawals:

       SURRENDER CHARGE -- A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

       The maximum surrender charge under a Policy, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. For more information, see APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

       PARTIAL WITHDRAWAL CHARGES -- For each partial withdrawal, we deduct the following charges from Policy Value:

       - A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)

       - A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below

       The partial withdrawal charge does not apply to:

       - That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")

       - Withdrawals when no surrender charge applies.

       We reduce the Policy's outstanding surrender charge, if any, by partial withdrawal charges that are deducted.

    - The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:


       CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT -- A one time administrative charge of $25 will be deducted from Policy Value when the benefit is elected.


       TRANSFER CHARGE -- Currently, the first 12 transfers of Policy Value in a Policy year are free. A current transfer charge of $10, never to exceed $25, applies for each additional transfer in the same Policy year. This charge is for the costs of processing the transfer.

       OTHER ADMINISTRATIVE CHARGES -- We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

       - Changing net payment allocation instructions

       - Changing the allocation of the Monthly Deduction among the various sub-accounts

       - Providing a projection of values

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                           OTHER EXPENSES
                                                        MANAGEMENT FEE       (AFTER ANY             TOTAL FUND
                                                          (AFTER ANY          WAIVERS/         EXPENSES (AFTER ANY
UNDERLYING FUND                                       VOLUNTARY WAIVERS)   REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
---------------                                       ------------------   ---------------   ------------------------
Alger American Balanced Portfolio...................        0.75%               0.10%        0.85%
Alger American Leveraged AllCap Portfolio...........        0.85%               0.07%        0.92%
Credit Suisse Trust Emerging Markets Portfolio......        0.76%               0.64%        1.40%(1)
Credit Suisse Trust Global Post-Venture Capital
 Portfolio..........................................        1.04%               0.36%        1.40%(1)
Dreyfus IP MidCap Stock Portfolio...................        0.75%               0.14%        0.89%(2)
Dreyfus Socially Responsible Growth Fund, Inc.......        0.75%               0.03%        0.78%(2)
INVESCO VIF Utilities Fund..........................        0.60%               0.55%        1.15%(3)(4)
Scudder 21st Century Growth Portfolio...............        0.88%               0.28%        1.16%(5)(6)
Scudder Capital Growth Portfolio....................        0.46%               0.04%        0.50%
Scudder Global Discovery Portfolio..................        0.98%               0.24%        1.22%(5)
Scudder Growth and Income Portfolio.................        0.48%               0.08%        0.56%
Scudder Health Sciences Portfolio...................        0.56%               0.39%        0.95%(5)(7)
Scudder International Portfolio.....................        0.84%               0.16%        1.00%
Scudder Aggressive Growth Portfolio.................        0.75%               0.11%        0.86%(8)
Scudder Blue Chip Portfolio.........................        0.65%               0.04%        0.69%(8)
Scudder Contrarian Value Portfolio..................        0.75%               0.04%        0.79%(8)
Scudder Global Blue Chip Portfolio..................        0.85%               0.24%        1.09%(8)(9)(10)
Scudder Government Securities Portfolio.............        0.55%               0.05%        0.60%
Scudder Growth Portfolio............................        0.60%               0.03%        0.63%
Scudder High Yield Portfolio........................        0.60%               0.10%        0.70%
Scudder International Select Equity Portfolio.......        0.75%               0.17%        0.92%
Scudder Investment Grade Bond Portfolio.............        0.60%               0.04%        0.64%(8)
Scudder Money Market Portfolio......................        0.50%               0.05%        0.55%
Scudder New Europe Portfolio........................        0.70%               0.42%        1.12%(8)(9)(10)
Scudder Small Cap Growth Portfolio..................        0.65%               0.03%        0.68%
Scudder Strategic Income Portfolio..................        0.65%               0.13%        0.78%(8)(11)
Scudder Technology Growth Portfolio.................        0.74%               0.07%        0.81%(8)
Scudder Total Return Portfolio......................        0.55%               0.03%        0.58%
SVS Davis Venture Value Portfolio...................        0.95%               0.14%        1.09%(8)
SVS Dreman Financial Services Portfolio.............        0.75%               0.11%        0.86%(8)
SVS Dreman High Return Portfolio....................        0.75%               0.07%        0.82%(8)
SVS Dreman Small Cap Value Portfolio................        0.75%               0.04%        0.79%(8)
SVS Eagle Focused Large Cap Growth Portfolio........        0.95%               0.18%        1.13%(8)(12)
SVS Focus Value+Growth Portfolio....................        0.75%               0.04%        0.79%(8)
SVS Index 500 Portfolio.............................        0.37%               0.18%        0.55%(8)(10)(13)
SVS INVESCO Dynamic Growth Portfolio................        0.90%               0.40%        1.30%(8)(10)
SVS Janus Growth and Income Portfolio...............        0.95%               0.10%        1.05%(8)
SVS Janus Growth Opportunities Portfolio............        0.95%               0.16%        1.11%(8)(12)
SVS MFS Strategic Value Portfolio...................        0.95%               0.20%        1.15%(8)(14)
SVS Oak Strategic Equity Portfolio..................        0.89%               0.26%        1.15%(8)(10)
SVS Turner Mid Cap Growth Portfolio.................        0.98%               0.32%        1.30%(8)(10)



(1) The investment adviser of the Credit Suisse Trust Emerging Markets Portfolio and Credit Suisse Trust Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.64% and 1.89% for the Credit Suisse Trust Emerging Markets Portfolio and 1.25%, 0.36% and 1.61% for the Credit Suisse Trust Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 2001.



(2) The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(3) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(4) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Excluding the absorption and any offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.77% and 1.37%, respectively, of the Fund's average net assets.



(5) Pursant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder 21st Century Growth 1.50%, and Scudder Health Sciences 0.95%.



(6) The 21st Century Growth Portfolio has entered into an arrangement with its custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual Total Operating Expense was 1.15%.



(7) Absent any waiver or reimbursement, the Total Operating Expenses would have been 1.40% for Scudder Health Sciences Portfolio for the year ended December 31, 2001.



(8) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS MFS Strategic Value (1.15%), SVS Invesco Dynamic Growth (1.30%), SVS Turner Mid Cap Growth (1.30%), SVS Oak Strategic Equity (1.15%), SVS Davis Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Eagle Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Janus Growth Opportunities (1.15%), SVS Janus Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%) and Scudder Global Blue Chip (1.56%).



(9) For Scudder New Europe and Scudder Global Blue Chip Portfolios, the investment manager has agreed to limit its management fees to 0.70% and 0.85% respectively, of such portfolios for one year, commencing May 1, 2002.



(10) Absent any waiver or reimbursement, the total operating expenses would have been 1.24% for Scudder Global Blue Chip Portfolio, 2.47% for Scudder New Europe Portfolio, 1.97% for SVS INVESCO Dynamic Growth Portfolio, 1.44% for SVS Oak Strategic Equity Portfolio, 1.82% for SVS Turner Mid Cap Growth Portfolio and 0.58% for SVS Index 500 Portfolio for the year ended December 31, 2001.



(11) Other Expenses have been restated to reflect an estimate of current accruals.



(12) The Portfolio's have entered into arrangements with their custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expenses were 1.11% for SVS Eagle Focused Large Cap Growth and 1.10% for SVS Janus Growth Opportunities.



(13) Management fees have been restated to reflect a fee reduction to be effective at the close of the Deutsche Bank/Zurich Scudder transaction in April 2002.



(14) Portfolio became effective and commenced operations on May 1, 2002. Therefore, Other Expenses are estimated and annualized. Actual expenses may be greater or less than shown.

                           SUMMARY OF POLICY FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.


There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or Outstanding Loans exceed the Policy Value. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. This optional benefit may not be available in all states.


WHAT IS THE POLICY'S OBJECTIVE?

The objective of the Policy is to give permanent life insurance protection and help you build assets tax-deferred. Features available through the Policy include:

    - A Net Death Benefit that can protect your family

    - Payment options that can guarantee an income for life

    - A personalized investment portfolio

    - Experienced professional investment advisers

    - Tax deferral on earnings.

While the Policy is in force, it will provide:

    - Life insurance coverage on the Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges


    - Optional insurance benefits


The Policy combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Policy Value and the Death Benefit will increase or decrease depending on investment results. Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments. Also, making planned payments will not guarantee that the Policy will remain in force.

WHO ARE THE KEY PERSONS UNDER THE POLICY?

The Policy is a contract between you and us. Each Policy has a Policy Owner
(you), an Insured (you or another individual you select) and a beneficiary. As Policy Owner, you make payments, choose investment allocations and select the Insured and beneficiary. The Insured is the person covered under the Policy. The beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the beneficiary when the Insured dies while the Policy is in effect. You may choose between three death benefit options. Under Death Benefit Option 1 and Death Benefit Option 3, the death benefit is the greater of (1) the Face Amount (the amount of insurance applied for) or
(2) the Guideline Minimum Death Benefit (the Guideline Minimum Death Benefit federal tax law requires). Under Death Benefit Option 2, the death benefit is the greater of (1) the sum of the Face Amount and Policy Value or (2) the Guideline Minimum Death Benefit. For more information, see "Election of Death Benefit Option" under THE POLICY.

The Net Death Benefit is the death benefit less any Outstanding Loan, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option we offer.


You may also add additional optional insurance benefits. These include the Guaranteed Death Benefit and the Term Insurance Rider. See APPENDIX B -- OPTIONAL INSURANCE BENEFITS.



The optional Guaranteed Death Benefit is available ONLY AT ISSUE OF THE POLICY. (The Guaranteed Death Benefit may not be available in all states). If the Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account; and

    - provides a guaranteed Net Death Benefit.


In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount. In addition, a one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and changes in Death Benefit Options, can result in the termination of the Guaranteed Death Benefit. IF THE GUARANTEED DEATH BENEFIT IS TERMINATED, IT CANNOT BE REINSTATED. FOR MORE INFORMATION, SEE "Guaranteed Death Benefit."


CAN I EXAMINE THE POLICY?

Yes. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions. See the "Right to Examine Policy" provision in your Contract.

If your Policy provides for a full refund of payments under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared the bank.

Where required by state law, your refund will be the GREATER of:

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy or by the funds for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes, which have been imposed.

After an increase in Face Amount, a right to cancel the increase also applies.

WHAT ARE MY INVESTMENT CHOICES?


Each Sub-Account invests exclusively in a corresponding Underlying Fund of Alger, Credit Suisse, Dreyfus IP, Dreyfus Socially Responsible Growth Fund, INVESCO VIF, Scudder and SVS. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Policy also offers a Fixed Account that is part of the general account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate you money among the Sub-Accounts and the Fixed Account to meet your investment needs.


If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the Scudder Money Market Fund until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy. After this, we will allocate all amounts as you have chosen.

The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. Each Sub-Account reinvests dividends or capital gains distributions received from an Underlying Fund in additional shares of that Underlying Fund. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS.

You may allocate and transfer money among the following investment options:


THE ALGER AMERICAN FUND                          SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio        Scudder Blue Chip Portfolio
                                                 Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                              Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio   Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital  Scudder Growth Portfolio
Portfolio                                        Scudder High Yield Portfolio
                                                 Scudder International Select Equity Portfolio
DREYFUS INVESTMENT PORTFOLIOS                    Scudder Investment Grade Bond Portfolio
Dreyfus IP MidCap Stock Portfolio                Scudder Money Market Portfolio
                                                 Scudder New Europe Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH          Scudder Small Cap Growth Portfolio
FUND, INC.                                       Scudder Strategic Income Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.   Scudder Technology Growth Portfolio
                                                 Scudder Total Return Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.          SVS Davis Venture Value Portfolio
INVESCO VIF Utilities Fund                       SVS Dreman Financial Services Portfolio
                                                 SVS Dreman High Return Equity Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)              SVS Dreman Small Cap Value Portfolio
Scudder 21st Century Growth Portfolio            SVS Eagle Focused Large Cap Growth Portfolio
Scudder Capital Growth Portfolio                 SVS Focus Value+Growth Portfolio
Scudder Global Discovery Portfolio               SVS Index 500 Portfolio
Scudder Growth and Income Portfolio              SVS INVESCO Dynamic Growth Portfolio
Scudder Health Sciences Portfolio                SVS Janus Growth and Income Portfolio
Scudder International Portfolio                  SVS Janus Growth Opportunities Portfolio
                                                 SVS MFS Strategic Value Portfolio
                                                 SVS Oak Strategic Equity Portfolio
                                                 SVS Turner Mid Cap Growth Portfolio


CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Policy permits you to transfer Policy Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE POLICY -- "Transfer Privilege." You will incur no current taxes on transfers while your money is in the Policy.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your Policy. You may also make partial withdrawals and surrender the Policy for its surrender value. There are two types of loans that may be available to you:

    - A non-preferred loan option is always available to you. The maximum total loan amount is 100% of the difference between Policy Value and surrender charges. The Company will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 6%. However, the Company will also credit interest on the Policy Value securing the loan. The annual interest rate credited to the Policy Value securing a non-preferred loan is at least 4.0%.

    - A preferred loan option is automatically available to you unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges. The Company will charge interest on the amount of the loan at an annual rate of interest may change that is guaranteed not to exceed 4.50%. The annual interest rate credited to the Policy earnings securing a preferred loan is at least 4.0%.

We will allocate Policy loans among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer the Policy Value in each sub-account equal to the Policy loan to the Fixed Account.

You may surrender your Policy and receive its surrender value. After the first Policy year, you may make partial withdrawals of $500 or more from Policy Value, subject to possible partial withdrawal charges. Under Death Benefit Option 1 and Death Benefit Option 3, the Face Amount is reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. A surrender or partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."


A request for a preferred loan after the Final Payment Date, a partial withdrawal after the Final Payment Date, or the foreclosure of an Outstanding Loan will terminate a Guaranteed Death Benefit. See "Guaranteed Death Benefit." Policy loans may have tax consequences. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. See FEDERAL TAX CONSIDERATIONS -- "Policy Loans."


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Change your choice of death benefit options between Death Benefit Option 1 and Death Benefit Option 2


    - Add or remove optional insurance benefits


CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Yes. You can convert your Policy without charge during the first 24 months after the Date of Issue or after an increase in Face Amount. On conversion, we will transfer the Policy Value in the Variable Account to the Fixed Account. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY POLICY?

The Policy will not lapse if you fail to make payments unless:

    - The Policy Value is insufficient to cover the next monthly deduction and loan interest accrued; or

    - Outstanding Loans exceed Policy Value

There is a 62-day grace period in either situation.


If you make payments at least equal to minimum monthly payments, we guarantee that your Policy will not lapse before the 49th monthly processing date from Date of Issue or increase in Face Amount, within limits and excluding loan foreclosure. If the Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account (excluding loan foreclosure). For more information, see THE POLICY -- "Guaranteed Death Benefit."


If the Insured has not died, you may reinstate your Policy within three years after the grace period. The Insured must provide evidence of insurability subject to our then current underwriting standards. In addition, you must either repay or reinstate any outstanding loans and make payments sufficient to keep the Policy in force for three months. See POLICY TERMINATION AND REINSTATEMENT.

HOW IS MY POLICY TAXED?

The Policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of Policy Value, Policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. Withdrawals greater than payments made are treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to distributions of cash required under Section 7702 of the Internal Revenue Code ("Code") because of a reduction in benefits under the Policy.

The Net Death Benefit under the Policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the Net Death Benefit or the Policy Value.

A Policy may be considered a "modified endowment contract." This may occur if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the

Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The Prospectus and the Policy provide further detail. The Policy provides insurance protection for the named beneficiary. The Policy and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY


Allmerica Financial Life Insurance and Annuity Company ("Company") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT


The Variable Account is a separate investment account comprised of many sub-accounts, 41 of which are available under the Policy. Each sub-account invests in a fund of Alger, Credit Suisse, Dreyfus IP, Dreyfus Socially Responsible Growth Fund, INVESCO VIF, Scudder or SVS. The assets used to fund the variable part of the Policies are set aside in sub-accounts and are separate from our general assets. We administer and account for each sub-account as part of our general business. However, income, capital gains and capital losses are allocated to each sub-account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.


Our Board of Directors authorized the establishment of the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "What Are The Expenses And Fees Of The Funds?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.


THE ALGER AMERICAN FUND



The Alger American Fund was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc., is the investment manager of The Alger American Fund, which includes the Alger American Balanced Portfolio and Alger American Leveraged AllCap Portfolio. Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, NY 10003.

CREDIT SUISSE TRUST



Credit Suisse Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Credit Suisse Trust Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portion of the portfolio.



DREYFUS INVESTMENT PORTFOLIOS



The Dreyfus Investment Portfolios ("Dreyfus IP") is a Massachusetts business trust that commenced operations May 1, 1998. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Investment Portfolios. Dreyfus IP is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, commenced operations on October 7, 1993 and is registered with the SEC as an open-end management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund and NCM Capital Management Group, Inc. provides sub-investment advisory services. Dreyfus is located at 200 Park Avenue, New York, NY 10166.



INVESCO VARIABLE INVESTMENT FUNDS, INC.



INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.



SCUDDER VARIABLE SERIES I (CLASS A)



Scudder Variable Series I (Class A) ("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Deutsche Investment Management Americas, Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II



Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Deutsche Investment Management Americas, Inc. serves as the investment adviser of SVS.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF Alger, Credit Suisse, Dreyfus IP, Dreyfus Socially Responsible Growth Fund, INVESCO VIF, Scudder and SVS THAT ACCOMPANY THIS PROSPECTUS. THEY CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. The investment objectives of the funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.


ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.



CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.



DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. To pursue this goal the portfolio invests at least 80% of its assets in midcap stocks. Midcap stocks are defined as those with market capitalizations between $200 million and $10 billion at the time of purchase.



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.



INVESCO VIF UTILITIES FUND -- seeks capital growth. It also seeks current income.



SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.



SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.



SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.



SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.



SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing primarily in the equity securities of companies in the health care industry.



SCUDDER INTERNATIONAL PORTFOLIO -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments.



SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.



SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and of income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return.

SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current-income consistent with preservation of capital.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income.



SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -- seeks capital appreciation. This portfolio was formerly known as Scudder International Research Portfolio.



SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income.



SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.



SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation.



SVS DAVIS VENTURE VALUE PORTFOLIO -- seeks long-term capital growth. This portfolio was formerly known as SVS Venture Value Portfolio.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.



SVS DREMAN SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation. This portfolio was formerly known as Scudder Small Cap Value Portfolio.



SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation. This portfolio was formerly known as SVS Focused Large Cap Growth Portfolio.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through professional management of a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. This portfolio was formerly known as the Kemper Value+Growth Portfolio.



SVS INDEX 500 PORTFOLIO* -- seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.



SVS INVESCO DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth. This portfolio was formerly known as SVS Dynamic Growth Portfolio.

SVS JANUS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income. This portfolio was formerly known as SVS Growth and Income Portfolio.



SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This portfolio was formerly known as SVS Growth Opportunities Portfolio.



SVS MFS STRATEGIC VALUE PORTFOLIO -- seeks to provide capital appreciation.



SVS OAK STRATEGIC EQUITY PORTFOLIO -- seeks growth of capital. This portfolio was formerly known as SVS Strategic Equity Portfolio.



SVS TURNER MID CAP GROWTH PORTFOLIO -- seeks capital appreciation. This portfolio was formerly known as SVS Mid Cap Growth Portfolio.



* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas, Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.


If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY

MARKET TIMERS

The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Policies.


In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


APPLYING FOR A POLICY

The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy.

After receiving a completed application or enrollment form from a prospective Policy owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state (see THE POLICY -- "Free-Look Period"), we will initially allocate your sub-account investments to the Scudder Money Market Fund. This allocation to the Scudder Money Market Fund will be until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy.

After this, we will allocate all amounts according to your investment choices.

FREE-LOOK PERIOD

The Policy provides for a free look period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions. See the "Right to Examine Policy" provision in your Contract.

If your Policy provides for a full refund under its "Right to Examine Policy" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank. Where required by state law, however, your refund will be the GREATER of

    - Your entire payment OR

    - The Policy Value PLUS deductions under the Policy for taxes, charges or fees

If your Policy does not provide for a full refund, you will receive

    - Amounts allocated to the Fixed Account PLUS

    - The Policy Value in the Variable Account PLUS

    - All fees, charges and taxes which have been imposed

After an increase in Face Amount, we will mail or deliver a notice of a free look for the increase. You will have the right to cancel the increase before the 10 days after you receive the Policy or longer when state law so requires. There may be a longer period in certain jurisdictions. See the "Right to Examine Policy" provision in your Policy.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue or an increase in Face Amount, you can convert your Policy into a Fixed Policy by transferring all Policy Value in the sub-accounts to the Fixed Account. The conversion will take effect at the end of the valuation period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate all future payments to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.


You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit is in effect, there are certain minimum payment requirements.

The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, the Company will return the payment to you. The Company will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

However, no payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.


Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of an optional benefit, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


ALLOCATION OF NET PAYMENTS


The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.


An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Policy Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Policy Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE


Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer order.


TELEPHONE REQUESTS


You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a sub-account following a transfer from that sub-account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.

    - You may make only one transfer involving the Fixed Account in each policy quarter.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invest in the Scudder Money Market Portfolio and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, quarterly, semi-annual or annual schedule. You may request the day of the month on which automatic transfers will occur (the "transfer date). If you do not choose a transfer date, the transfer date will be the 15th of the scheduled month. However, if the transfer date is not a business day, the automatic transfer will be processed on the next business day. Each automatic transfer is free, and will not reduce the remaining number of transfers that are free in a Policy year.


DEATH BENEFIT

GUIDELINE MINIMUM DEATH BENEFIT -- In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown in the table in Appendix A. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

The Guideline Minimum Death Benefit Table in Appendix A is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table in Appendix A reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws. For more information, see ELECTION OF DEATH BENEFIT OPTIONS.

NET DEATH BENEFIT -- The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3. For more information, see ELECTION OF DEATH BENEFIT OPTIONS. If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER POLICY PROVISIONS -- "Delay of Payments." The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option. See APPENDIX C -- PAYMENT OPTIONS.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

    - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS


    - Any other optional insurance benefit on the Insured's life, MINUS


    - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.


After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:


    - the Face Amount as of the Final Payment Date less any Outstanding loan, any partial withdrawals and withdrawal charges; OR

    - the Policy Value as of the date due proof of death is received by the Company.

Where permitted by state law, we will compute the Net Death Benefit on

    - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

    - The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST -- There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST. Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST. Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

ILLUSTRATIONS

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

ILLUSTRATION OF DEATH BENEFIT OPTION 1 -- Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

    - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

    - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50)

    - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 -- Under Option 2, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

    - $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
      $10,000);

    - $25,000 will produce a death benefit of $125,000 (e.g., $100,000 +
      $25,000);

    - $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
      $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

    - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

    - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

    - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

    - The Guideline Minimum Death Benefit factor is LESS THAN

    - The Face Amount PLUS Policy Value, THEN

    - The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

ILLUSTRATION OF DEATH BENEFIT OPTION 3 -- In this illustration, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

    - $50,000 will have a Death Benefit of $218,500 ($50,000 X 4.37);

    - $60,000 will produce a Death Benefit of $262,200 ($60,000 X 4.37);

    - $75,000 will produce a Death Benefit of $327,750 ($75,000 X 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2 -- If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

    - The death benefit MINUS

    - The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1 -- If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

    - The new Face Amount or

    - The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.


A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)



An optional Guaranteed Death Benefit is available only at issue of the Policy. If the Guaranteed Death Benefit is in effect, the Company:


    - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

    - provides a guaranteed Net Death Benefit.


In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy.


Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS


While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:


1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

    (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT


If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is in force. The Death Benefit will be the greater of:


    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT

The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:

    - foreclosure of an Outstanding Loan; or

    - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

    - any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.


It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.


CHANGE IN FACE AMOUNT

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

    - The monthly processing date on or next following date of receipt of your written request or

    - The date of approval of your written request, if evidence of insurability is required

INCREASES -- You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. See THE POLICY -- "Free-Look Period." If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES -- You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

    - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and

    - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

POLICY VALUE

The Policy Value is the total value of your Policy. It is the SUM of:

    - Your accumulation in the Fixed Account PLUS

    - The value of your units in the sub-accounts

There is no guaranteed minimum Policy Value. Policy Value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

    - Frequency and amount of your net payments

    - Interest credited in the Fixed Account

    - Investment performance of your sub-accounts

    - Partial withdrawals

    - Loans, loan repayments and loan interest paid or credited

    - Charges and deductions under the Policy

    - Death Benefit Option

COMPUTING POLICY VALUE -- We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

    - Accumulations in the Fixed Account, MINUS

    - The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

    - Accumulations in the Fixed Account PLUS

    - The SUM of the PRODUCTS of:

       - The number of units in each sub-account TIMES

       - The value of a unit in each sub-account on the Valuation Date

THE UNIT -- We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the Policy is the QUOTIENT of:

    - That part of the net payment allocated to the sub-account DIVIDED BY

    - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the unit on the preceding Valuation Date TIMES

    - The net investment factor

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

    - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

    - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Policy is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS


You may add optional insurance benefits to the Policy, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS. The cost of certain optional insurance benefits becomes part of the Monthly Deduction.


SURRENDER

You may surrender the Policy and receive its surrender value. The surrender value is:

    - The Policy Value MINUS

    - Any Outstanding Loan and surrender charges

We will compute the surrender value on the Valuation Date on which we receive the Policy with a written request for surrender. We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The surrender value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. Each partial withdrawal must be at least $500. Under both Level Death Benefit Options, the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce Death Benefit Option 1 and 3 Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. See CHARGES AND DEDUCTIONS -- "Partial Withdrawal Costs." We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose certain options under the Policy.


The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy. The current cost of insurance charges for the insurance coverage provided by the Term Rider are equal to or lower than for the insurance coverage provided under the base Policy. In addition, while there will be a Monthly Optional Benefit Charge for the Term Rider, other charges under the Monthly Deduction will not apply to insurance coverage provided by the Term Rider.


The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

       All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

DEDUCTIONS FROM PAYMENTS

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

    - Premium tax charge of 2.35% currently

    - Deferred Acquisition Costs ("DAC tax") charge of 1.0%

    - Front-End Sales Load charge of 3.0%

The 2.35% premium tax charge approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.00% Front-End Sales Load charge from each payment to partially compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium taxes or DAC taxes. The 3.0% Front-End Sales Load charge will not change, even if sales expenses change.

MONTHLY CHARGES (THE MONTHLY DEDUCTION)

On each monthly processing date, we will deduct certain monthly charges (the "Monthly Deduction") from Policy Value. You may allocate the Monthly Deduction to any number of sub-accounts. If you make no allocation, we will make a pro-rata allocation. If the sub-accounts you chose do not have sufficient funds to cover the Monthly Deduction, we will make a pro-rata allocation.

The following charges comprise the Monthly Deduction:

    - MONTHLY INSURANCE PROTECTION CHARGE -- Before the Final Payment Date, we will deduct a Monthly Insurance Protection charge from your Policy Value. This charge is the cost for insurance protection under the Policy. We deduct the Monthly Insurance Protection charge on each monthly processing date starting with the Date of Issue. We will deduct no Monthly Insurance Protection charges on or after the Final Payment Date.

    - MONTHLY EXPENSE CHARGE -- The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age
      65. See APPENDIX G.

    - MONTHLY ADMINISTRATION FEE -- A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

    - MONTHLY MORTALITY AND EXPENSE RISK CHARGE -- This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is based on the Policy Value in the sub-accounts as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. The charge will continue to be assessed after the Final Payment Date.

This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Policies will exceed those compensated by the administrative charges in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.


    - MONTHLY CHARGES FOR OPTIONAL BENEFITS -- Monthly Charges will vary depending upon the optional benefits selected, and by the sex, underwriting classification of the Insured.


COMPUTING INSURANCE PROTECTION CHARGES

We designed the Monthly Insurance Protection charge to compensate us for the anticipated cost of paying Net Death Benefits under the Policies. The charge is computed monthly. Monthly Insurance Protection charges can vary depending upon the Death Benefit Option you select. Monthly Insurance Protection Charges will also be different for the initial Face Amount, any increases in Face Amount, and for that part of the death benefit subject to the Guideline Minimum Death Benefit.

DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 3

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the DIFFERENCE between

       - the initial Face Amount AND


       - the Policy Value (MINUS any optional benefit charges) at the beginning of the Policy month.


Under Death Benefit Option 1 and Death Benefit Option 3, the Monthly Insurance Protection charge decreases as the Policy Value increases (if the Guideline Minimum Death Benefit is not in effect).

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 1 or Death Benefit Option 3, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the DIFFERENCE between

    - the increase in Face Amount AND


    - any Policy Value (MINUS any optional benefit charges) IN EXCESS OF than the initial Face Amount at the beginning of the Policy month and not allocated to a prior increase.


GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 1 or Death Benefit Option 3, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the GREATER of the Face Amount or the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

DEATH BENEFIT OPTION 2

INITIAL FACE AMOUNT -- For the initial Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate TIMES

    - the initial Face Amount.

INCREASES IN FACE AMOUNT -- For each increase in Face Amount under Death Benefit Option 2, the Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the increase TIMES

    - the increase in Face Amount.

GUIDELINE MINIMUM DEATH BENEFIT -- If the Guideline Minimum Death Benefit is in effect, we will compute a Monthly Insurance Protection charge for that part of the death benefit subject to the Guideline Minimum Death Benefit that exceeds the current death benefit not subject to the Guideline Minimum Death Benefit. Under Death Benefit Option 2, this Monthly Insurance Protection charge is the PRODUCT of:

    - the insurance protection rate for the initial Face Amount TIMES

    - the DIFFERENCE between

       - the Guideline Minimum Death Benefit AND

       - the Face Amount PLUS the Policy Value.

We will adjust the Monthly Insurance Protection charge for any decreases in Face Amount. See THE POLICY -- "Change in Face Amount: Decreases."

INSURANCE PROTECTION CHARGES -- We base insurance protection rates on the:

    - Male, female or blended unisex rate table

    - Age and underwriting class of the Insured


    - Effective date of an increase or date of any optional benefit



For unisex Policies, sex-distinct rates do not apply. For the initial Face Amount, the insurance protection rates are based on your age at the beginning of each Policy year. For an increase in Face Amount or for an optional benefit, the insurance protection rates are based on your age on each anniversary of the effective date of the increase or optional benefit. We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the Policy. These guaranteed rates will never exceed on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the insurance protection rates will apply to all Insureds of the same age, sex and underwriting class whose Policies have been in force for the same period.


The underwriting class of an Insured will affect the insurance protection rates. We currently place Insureds into preferred underwriting classes, standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an Insured under age 18 at the Date of Issue in a standard or non-standard underwriting class. We will then classify the Insured as a smoker at age 18 unless we receive satisfactory evidence that the Insured is a non-smoker. Prior to the Insured's age 18, we will give you notice of how the Insured may be classified as a non-smoker.

We compute the insurance protection rate separately for the initial Face Amount and for any increase in Face Amount. However, if the Insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total Face Amount.

FUND EXPENSES

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A surrender charge may apply only on a full surrender or decrease in Face Amount of the Policy within ten years of the Date of Issue or of an increase in Face Amount. We compute the surrender charge on Date of Issue and on any increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount or increase in Face Amount. SEE APPENDIX E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

For the purposes of calculating the surrender charge, the factors used to compute the maximum surrender charges vary with the sex (Male, Female, or Unisex), underwriting class (Smoker or Nonsmoker), and age of the Insured. The maximum surrender charge, per $1,000 of original Face Amount, is $53.43 for a female non-smoker, age 66. Under a $100,000 Policy for this individual, the maximum surrender charge would be equal to $5,343 (53.43 X 100). If the Policy is surrendered during the first Policy year, the surrender charge would be equal to the maximum of $5,343. However, the surrender charge decreases by 1/9th each Policy year. For example, if the Policy is surrendered during the sixth Policy year, the surrender charge would be $2,375. For more information, see APPENDIX
E -- CALCULATION OF MAXIMUM SURRENDER CHARGES.

If more than one surrender charge is in effect because of one or more increases in Face Amount, we will apply the surrender charges in "inverse order." This means we will apply surrender and partial withdrawal charges (described below) in this order:

    - First, the most recent increase

    - Second, the next most recent increases

    - Third, the initial Face Amount.

A surrender charge may be deducted on a decrease in the Face Amount. On a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the PRODUCT of:

    - the decrease DIVIDED by the current Face Amount TIMES

    - the surrender charge

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial Face Amount.

The surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, Policy administration, and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

PARTIAL WITHDRAWAL COSTS

For each partial withdrawal, we deduct a transaction fee of 2% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

A partial withdrawal charge may also be deducted from Policy Value. However, in any Policy year, you may withdraw, without a partial withdrawal charge, up to:

    - 10% of the Policy Value MINUS

    - the total of any prior free withdrawals in the same Policy year ("Free 10% Withdrawal").

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. The partial withdrawal charge deducted will decrease existing surrender charges in "inverse order," as described above under "Surrender Charge." If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

TRANSFER CHARGES

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

Each of the following transfers of Policy Value from the sub-accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Policy year:

    - A conversion within the first 24 months from Date of Issue or increase

    - A transfer to the Fixed Account to secure a loan

    - A reallocation of Policy Value within 20 days of the Date of Issue

    - Dollar-Cost Averaging Option and Automatic Rebalancing Option

OTHER ADMINISTRATIVE CHARGES

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

    - Changing net payment allocation instructions

    - Changing the allocation of Monthly Insurance Protection charges among the various sub-accounts and the Fixed Account

    - Providing a projection of values

We do not currently charge for these costs. Any future charge is guaranteed not to exceed $25 per transaction.

                                  POLICY LOANS

You may borrow money secured by your Policy Value at any time. There is no minimum loan amount. The total amount you may borrow, including any Outstanding Loan, is the loan value. The loan value is the Policy Value minus any surrender charges.

We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS -- "Delay of Payments."

We will allocate the loan among the sub-accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a pro-rata allocation. We will transfer Policy Value in each sub-account equal to the Policy loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual interest rate charged by the Company is guaranteed not to exceed 6.00%.

PREFERRED LOAN OPTION


The preferred loan option is automatically available to you, unless you request otherwise. You may change a preferred loan to a non-preferred loan at any time upon written request. A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit. Any part of the Outstanding Loan that represents earnings under the Policy may be treated as a preferred loan. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).


Policy Value equal to the Outstanding Loan will earn monthly interest in the Fixed Account at an annual rate of at least 4.0%. NO OTHER INTEREST WILL BE CREDITED. The loan interest rate charged by the Company accrues daily. The annual loan interest rate charged by the Company for Preferred Loans is guaranteed not to exceed 4.50%.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.


If the Outstanding Loan exceeds the amount needed to pay the policy value less the next monthly deductions, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed
Death Benefit.

EFFECT OF POLICY LOANS

Policy loans will permanently affect the Policy Value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the Policy Value in the Fixed Account that secures the loan.

We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from surrender.

                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION


Unless the Guaranteed Death Benefit is in effect, the Policy will terminate if:


    - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR

    - Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.


During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of an optional benefit. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.



If the optional Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit."


REINSTATEMENT

A terminated Policy may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the monthly processing date following the date you submit to us:

    - Written application for reinstatement

    - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and

    - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE -- If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions.

If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE -- The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT -- The Policy Value on the date of reinstatement is:

    - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS

    - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS

    - The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                            OTHER POLICY PROVISIONS

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy Owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings

    - The SEC restricts trading on the New York Stock Exchange

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Policy Owner is a corporation or the trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes respecting the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE POLICIES

We believe that the Policies described in this Prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the Policy Value to the death benefit. So long as the Policies are life insurance contracts, the Net Death Benefits of the Policies are excludable from the gross income of the beneficiaries. Also, any increase in Policy Value is not taxable until received by you or your designee (but see "Modified Endowment Policies").

Federal tax law requires that the investment of each sub-account funding the Policies be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the funds, we believe that the funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Policy owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Policies or our administrative rules may be modified as necessary to prevent a Policy owner from being considered the owner of the assets of the Variable Account.

A surrender, partial withdrawal, change in Death Benefit Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. Within the first fifteen Policy years, a distribution of cash required under Section 7702 of the Code because of a reduction of benefits under the Policy will be taxed to the Policy owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, policy owner or beneficiary.

POLICY LOANS

We believe that non-preferred loans received under the Policy will be treated as an indebtedness of the Policy Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Policy Owner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the Internal Revenue Service ("IRS") as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT POLICIES

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, a Policy may be considered a "modified endowment contract" if:

Total payments during the first seven Policy years (or within seven years of a material change in the Policy) EXCEED

    - The total net level payments payable had the Policy provided for paid-up future benefits after making seven level annual payments.

In addition, if benefits are reduced at anytime during the life of the policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the surrender value exceeds the policy owner's investment in the Policy. Any other amounts will be treated as a return of capital up to the Policy Owner's basis in the Policy. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled,

    - Made after the taxpayer attains age 59 1/2, or

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

All modified endowment contracts issued by the same insurance company to the same policy owner during any calendar year will be treated as a single modified endowment contract in computing taxable distributions.

Currently, we review each Policy when payments are received to determine if the payment will render the Policy a modified endowment contract. If a payment would so render the Policy, we will notify you of the option of requesting a refund of the excess payment. The refund process must be completed within 60 days after the Policy anniversary or the Policy will be permanently classified as a modified endowment contract.

                                 VOTING RIGHTS

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy Owner has the right to instruct on the record date established for the fund. This number is the quotient of:

    - Each Policy Owner's Policy Value in the sub-account divided by

    - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policy Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policy Owners.


                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996) and Vice President (since 1984)
  Director and Vice President         of First Allmerica

Warren E. Barnes                      Vice President (since 1996) and Corporate Controller
  Vice President and Corporate        (since 1998) of First Allmerica
  Controller

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary                           Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel (since
  Director, Vice President and        2000) of First Allmerica; Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President and Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation

Mark A. Hug                           Director (since 2001) and Vice President (since 2000)
  Director, President and             of First Allmerica; Senior Vice President of Life and
  Chief Executive Officer             Annuity Products (2001) for The Equitable Life
                                      Assurance Society

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and        and Vice President (since 1991) of First Allmerica;
  Chief Investment Officer            Director (since 1996) and President (since 1995) of
                                      Allmerica Asset Management, Inc.

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Treasurer                           2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President and        Vice President (since 1993) and Treasurer (1993-2000)
  Chief Financial Officer             of First Allmerica

Richard M. Reilly                     Director (since 1996); Vice President (1990-2001) and
  Director                            Senior Vice President (since 2001) of First
                                      Allmerica; Director (since 1990), President and Chief
                                      Executive Officer (1995-2001) of Allmerica Financial
                                      Life Insurance and Annuity Company; Director and
                                      President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.

Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Chief Executive Officer (1996 to 1998) of
                                      Travelers Property & Casualty; Senior Vice President
                                      (1993 to 1996) of Aetna Life & Casualty Company

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (1996-1998) of Travelers
                                      Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty


                                  DISTRIBUTION




Allmerica Investments, Inc., an indirect wholly owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Policies. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Policies through their registered representatives who are appointed by us.



We pay to broker-dealers who sell the Policy commissions based on a commission schedule. After the Date of Issue or an increase in Face Amount, commissions generally will be 90% of the first-year payments up to a payment amount we established and 3% of any excess. Commissions generally will be 2% for subsequent payments in Years 2-10, and 1% for Years 11 and over. However we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.


                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:

    - Payments

    - Changes in Face Amount

    - Changes in death benefit option

    - Transfers among Sub-Accounts and the Fixed Account

    - Partial withdrawals

    - Increases in loan amount or loan repayments

    - Lapse or termination for any reason

    - Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans. We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings involving the Variable Account or its assets. The Company and Allmerica Investments, Inc. are not involved in any litigation that is materially important to their total assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the fund are no longer available for investment or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Company and the Underlying Funds are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Policy Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

    - Operated as a management company under the 1940 Act

    - Deregistered under the 1940 Act if registration is no longer required or

    - Combined with other sub-accounts or our other separate accounts

                              FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this Prospectus part of the registration statement and amendments. Statements contained in this Prospectus are summaries of the Policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's Principal Office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST


We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.


Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS, AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account IMO of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                 GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE

              (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                    GUIDELINE MINIMUM DEATH BENEFIT FACTORS

                                                            Percentage of
Attained Age                                                Policy Value
------------                                                -------------
    40 and under..........................................      250%
    41....................................................      243%
    42....................................................      236%
    43....................................................      229%
    44....................................................      222%
    45....................................................      215%
    46....................................................      209%
    47....................................................      203%
    48....................................................      197%
    49....................................................      191%
    50....................................................      185%
    51....................................................      178%
    52....................................................      171%
    53....................................................      164%
    54....................................................      157%
    55....................................................      150%
    56....................................................      146%
    57....................................................      142%
    58....................................................      138%
    59....................................................      134%
    60....................................................      130%
    61....................................................      128%
    62....................................................      126%
    63....................................................      124%
    64....................................................      122%
    65....................................................      120%
    66....................................................      119%
    67....................................................      118%
    68....................................................      117%
    69....................................................      116%
    70....................................................      115%
    71....................................................      113%
    72....................................................      111%
    73....................................................      109%
    74....................................................      107%
    75 - 90...............................................      105%
    91....................................................      104%
    92....................................................      103%
    93....................................................      102%
    94....................................................      101%
    95 and above..........................................      100%

                                   APPENDIX B
                          OPTIONAL INSURANCE BENEFITS


This Appendix provides only a summary of other optional insurance benefits available for an additional charge. For more information, contact your representative.


GUARANTEED DEATH BENEFIT


The optional Guaranteed Death Benefit, which is available only at issue,
(a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.


LIVING BENEFITS RIDER


This optional Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.


OTHER INSURED RIDER


This optional Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.


TERM LIFE INSURANCE RIDER


This optional Rider provides an additional term insurance benefit for the primary Insured.


WAIVER OF PREMIUM RIDER


This optional Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.


Certain Optional Insurance Benefits may not be available in all States.

                                   APPENDIX C
                                PAYMENT OPTIONS

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment Level Death Benefit Options selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                                   APPENDIX D
                 ILLUSTRATIONS OF DEATH BENEFIT, POLICY VALUES
                            AND ACCUMULATED PAYMENTS


The following tables illustrate the way in which the Policy's death benefit and Policy Value could vary over an extended period of time. ON REQUEST, WE WILL PROVIDE A COMPARABLE ILLUSTRATION BASED ON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASS, AND THE REQUESTED FACE AMOUNT, DEATH BENEFIT OPTION
AND OPTIONAL BENEFITS.


ASSUMPTIONS

The tables illustrate a Policy issued to a male, Age 30, under a standard Underwriting Class and qualifying for the non-smoker discount, and a Policy issued to a male, Age 45, under a standard Underwriting Class and qualifying for the non-smoker discount. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current costs of insurance rates as presently in effect.

The tables assume that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).

The tables assumed that all premiums are allocated to and remain in the Variable Account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rate of 0%, 6%, and 12%. The second column of the tables show the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5%, compounded annually.

The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values also would be different depending on the allocation of the Policy's total Policy Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown in the tables take into account the deduction of the payment expense charge from premiums and the monthly deduction from Policy Value.

EXPENSES OF THE UNDERLYING FUNDS


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary, and in 2001, ranged from an annual rate of 0.50% to an annual rate of 1.40% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.95% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



The investment adviser of the Credit Suisse Trust Emerging Markets Portfolio and Credit Suisse Trust Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. These limitations/waivers may be terminated without notice.

Certain expenses of the INVESCO VIF Utilities Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors.



Pursant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder 21st Century Growth 1.50%, and Scudder Health Sciences 0.95%.



Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS MFS Strategic Value (1.15%), SVS Invesco Dynamic Growth (1.30%), SVS Turner Mid Cap Growth (1.30%), SVS Oak Strategic Equity (1.15%), SVS Davis Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Eagle Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Janus Growth Opportunities (1.15%), SVS Janus Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%) and Scudder Global Blue Chip (1.56%).


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT


Applying the average Fund advisory fees and operating expenses of 0.95% of average net assets, in the Current Cost of Insurance Charges tables the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of - 0.95%, 5.05% and 11.05%. In the Guaranteed Cost of Insurance Charges tables, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates - 0.95%, 5.05% and 11.05%, respectively.


The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and cash values, the gross annual investment rates of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges. The second column of the tables shows the amount that would accumulate if the Guideline Annual Premium were invested to earn interest (after taxes) at 5%, compounded annually.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ----------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY      DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE        VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  ---------  ---------
   1         6,330          0      4,231   250,000         0     4,526   250,000           0        4,822    250,000
   2        12,977      1,782      8,340   250,000     2,638     9,196   250,000       3,532       10,090    250,000
   3        19,957      6,591     12,329   250,000     8,281    14,019   250,000      10,116       15,854    250,000
   4        27,285     11,299     16,218   250,000    14,102    19,020   250,000      17,269       22,187    250,000
   5        34,980     15,920     20,019   250,000    20,123    24,221   250,000      25,067       29,166    250,000
   6        43,059     20,459     23,738   250,000    26,358    29,637   250,000      33,587       36,866    250,000
   7        51,543     24,923     27,382   250,000    32,826    35,285   250,000      42,915       45,375    250,000
   8        60,450     29,309     30,949   250,000    39,535    41,175   250,000      53,139       54,778    250,000
   9        69,803     33,612     34,432   250,000    46,491    47,311   250,000      64,352       65,172    250,000
   10       79,624     37,826     37,826   250,000    53,703    53,703   250,000      76,662       76,662    250,000
   11       89,935     42,261     42,261   250,000    61,574    61,574   250,000      90,687       90,687    250,000
   12      100,763     46,579     46,579   250,000    69,786    69,786   250,000     106,239      106,239    250,000
   13      112,131     50,760     50,760   250,000    78,343    78,343   250,000     123,489      123,489    250,000
   14      124,068     54,802     54,802   250,000    87,265    87,265   250,000     142,647      142,647    250,000
   15      136,602     58,702     58,702   250,000    96,578    96,578   250,000     163,952      163,952    250,000
   16      149,763     62,438     62,438   250,000   106,291   106,291   250,000     187,672      187,672    250,000
   17      163,581     66,048     66,048   250,000   116,469   116,469   250,000     214,068      214,068    274,007
   18      178,091     69,526     69,526   250,000   127,144   127,144   250,000     243,304      243,304    306,563
   19      193,326     72,870     72,870   250,000   138,354   138,354   250,000     275,686      275,686    341,851
   20      209,322     76,086     76,086   250,000   150,147   150,147   250,000     311,562      311,562    380,105
 Age 60    136,602     58,702     58,702   250,000    96,578    96,578   250,000     163,952      163,952    250,000
 Age 65    209,322     76,086     76,086   250,000   150,147   150,147   250,000     311,562      311,562    380,105
 Age 70    302,134     89,398     89,398   250,000   219,476   219,476   254,592     557,382      557,382    646,563
 Age 75    420,588     96,940     96,940   250,000   309,178   309,178   330,821     967,410      967,410  1,035,129


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 1


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%               HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ----------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ---------  --------  -------
   1         6,330          0      3,649   250,000         0     3,926   250,000         0     4,204   250,000
   2        12,977        631      7,188   250,000     1,415     7,973   250,000     2,236     8,794   250,000
   3        19,957      4,879     10,617   250,000     6,407    12,145   250,000     8,071    13,809   250,000
   4        27,285      9,014     13,932   250,000    11,527    16,445   250,000    14,375    19,294   250,000
   5        34,980     13,031     17,129   250,000    16,775    20,873   250,000    21,195    25,293   250,000
   6        43,059     16,928     20,207   250,000    22,155    25,434   250,000    28,586    31,864   250,000
   7        51,543     20,693     23,152   250,000    27,662    30,121   250,000    36,600    39,059   250,000
   8        60,450     24,315     25,955   250,000    33,291    34,931   250,000    45,297    46,937   250,000
   9        69,803     27,784     28,604   250,000    39,041    39,860   250,000    54,751    55,570   250,000
   10       79,624     31,086     31,086   250,000    44,903    44,903   250,000    65,036    65,036   250,000
   11       89,935     34,513     34,513   250,000    51,255    51,255   250,000    76,719    76,719   250,000
   12      100,763     37,753     37,753   250,000    57,800    57,800   250,000    89,618    89,618   250,000
   13      112,131     40,800     40,800   250,000    64,548    64,548   250,000   103,889   103,889   250,000
   14      124,068     43,646     43,646   250,000    71,512    71,512   250,000   119,709   119,709   250,000
   15      136,602     46,272     46,272   250,000    78,695    78,695   250,000   137,280   137,280   250,000
   16      149,763     48,659     48,659   250,000    86,105    86,105   250,000   156,839   156,839   250,000
   17      163,581     50,788     50,788   250,000    93,753    93,753   250,000   178,665   178,665   250,000
   18      178,091     52,626     52,626   250,000   101,646   101,646   250,000   203,079   203,079   255,879
   19      193,326     54,138     54,138   250,000   109,792   109,792   250,000   230,113   230,113   285,340
   20      209,322     55,283     55,283   250,000   118,206   118,206   250,000   259,908   259,908   317,088
 Age 60    136,602     46,272     46,272   250,000    78,695    78,695   250,000   137,280   137,280   250,000
 Age 65    209,322     55,283     55,283   250,000   118,206   118,206   250,000   259,908   259,908   317,088
 Age 70    302,134     54,173     54,173   250,000   165,569   165,569   250,000   460,576   460,576   534,268
 Age 75    420,588     34,427     34,427   250,000   228,255   228,255   250,000   787,287   787,287   842,397


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                  HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ----------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH    SURRENDER     POLICY      DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT     VALUE        VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ------------  ---------  ---------
   1         1,092          0        659    75,659         0       708    75,708           0          756     75,756
   2         2,239          0      1,311    76,311       100     1,451    76,451         245        1,596     76,596
   3         3,443        772      1,953    76,953     1,044     2,226    77,226       1,341        2,523     77,523
   4         4,707      1,574      2,587    77,587     2,026     3,039    78,039       2,536        3,549     78,549
   5         6,034      2,368      3,212    78,212     3,045     3,889    78,889       3,841        4,685     79,685
   6         7,428      3,153      3,829    78,829     4,103     4,778    79,778       5,267        5,942     80,942
   7         8,891      3,925      4,431    79,431     5,197     5,704    80,704       6,820        7,327     82,327
   8        10,428      4,684      5,022    80,022     6,330     6,668    81,668       8,518        8,856     83,856
   9        12,041      5,429      5,598    80,598     7,502     7,671    82,671      10,372       10,541     85,541
   10       13,735      6,162      6,162    81,162     8,716     8,716    83,716      12,401       12,401     87,401
   11       15,514      6,881      6,881    81,881     9,985     9,985    84,985      14,652       14,652     89,652
   12       17,382      7,589      7,589    82,589    11,313    11,313    86,313      17,144       17,144     92,144
   13       19,343      8,277      8,277    83,277    12,695    12,695    87,695      19,899       19,899     94,899
   14       21,402      8,953      8,953    83,953    14,140    14,140    89,140      22,950       22,950     97,950
   15       23,564      9,611      9,611    84,611    15,646    15,646    90,646      26,325       26,325    101,325
   16       25,834     10,253     10,253    85,253    17,217    17,217    92,217      30,061       30,061    105,061
   17       28,218     10,875     10,875    85,875    18,854    18,854    93,854      34,194       34,194    109,194
   18       30,721     11,478     11,478    86,478    20,558    20,558    95,558      38,767       38,767    113,767
   19       33,349     12,058     12,058    87,058    22,331    22,331    97,331      43,826       43,826    118,826
   20       36,108     12,618     12,618    87,618    24,177    24,177    99,177      49,425       49,425    124,425
 Age 60     72,551     16,644     16,644    91,644    47,008    47,008   122,008     151,462      151,462    226,462
 Age 65     98,630     17,025     17,025    92,025    61,576    61,576   136,576     257,266      257,266    332,266
 Age 70    131,913     15,469     15,469    90,469    77,968    77,968   152,968     433,029      433,029    508,029
 Age 75    174,393     10,893     10,893    85,893    95,313    95,313   170,313     725,079      725,079    800,079


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                           FACE AMOUNT = $75,000

                                                          MALE NON-SMOKER AGE 30

                                                          DEATH BENEFIT OPTION 2


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH   SURRENDER   POLICY     DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
   1         1,092          0        611    75,611         0       658    75,658         0       705      75,705
   2         2,239          0      1,210    76,210         0     1,343    76,343       131     1,482      76,482
   3         3,443        616      1,797    76,797       874     2,056    77,056     1,155     2,337      77,337
   4         4,707      1,359      2,372    77,372     1,783     2,796    77,796     2,264     3,277      78,277
   5         6,034      2,089      2,933    77,933     2,721     3,566    78,566     3,467     4,311      79,311
   6         7,428      2,805      3,480    78,480     3,688     4,363    79,363     4,772     5,447      80,447
   7         8,891      3,506      4,012    79,012     4,683     5,189    80,189     6,189     6,695      81,695
   8        10,428      4,190      4,528    79,528     5,707     6,044    81,044     7,728     8,065      83,065
   9        12,041      4,858      5,027    80,027     6,759     6,928    81,928     9,400     9,569      84,569
   10       13,735      5,508      5,508    80,508     7,840     7,840    82,840    11,218    11,218      86,218
   11       15,514      6,140      6,140    81,140     8,964     8,964    83,964    13,226    13,226      88,226
   12       17,382      6,752      6,752    81,752    10,128    10,128    85,128    15,435    15,435      90,435
   13       19,343      7,342      7,342    82,342    11,333    11,333    86,333    17,868    17,868      92,868
   14       21,402      7,909      7,909    82,909    12,579    12,579    87,579    20,545    20,545      95,545
   15       23,564      8,454      8,454    83,454    13,868    13,868    88,868    23,493    23,493      98,493
   16       25,834      8,973      8,973    83,973    15,199    15,199    90,199    26,738    26,738     101,738
   17       28,218      9,465      9,465    84,465    16,572    16,572    91,572    30,311    30,311     105,311
   18       30,721      9,930      9,930    84,930    17,988    17,988    92,988    34,245    34,245     109,245
   19       33,349     10,366     10,366    85,366    19,448    19,448    94,448    38,577    38,577     113,577
   20       36,108     10,770     10,770    85,770    20,949    20,949    95,949    43,347    43,347     118,347
 Age 60     72,551     12,214     12,214    87,214    37,685    37,685   112,685   127,178   127,178     202,178
 Age 65     98,630      9,991      9,991    84,991    46,035    46,035   121,035   210,419   210,419     285,419
 Age 70    131,913      4,031      4,031    79,031    52,108    52,108   127,108   343,988   343,988     418,988
 Age 75    174,393          0          0         0    52,312    52,312   127,312   557,985   557,985     632,985


(1) Assumes a $1,040 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                 BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH   SURRENDER   POLICY     DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
   1         6,330          0      4,231   250,000         0     4,526   250,000         0     4,822     250,000
   2        12,977      1,782      8,340   250,000     2,638     9,196   250,000     3,532    10,090     250,000
   3        19,957      6,591     12,329   250,000     8,281    14,019   250,000    10,116    15,854     250,000
   4        27,285     11,299     16,218   250,000    14,102    19,020   250,000    17,269    22,187     250,000
   5        34,980     15,920     20,019   250,000    20,123    24,221   250,000    25,067    29,166     250,000
   6        43,059     20,459     23,738   250,000    26,358    29,637   250,000    33,587    36,866     250,000
   7        51,543     24,923     27,382   250,000    32,826    35,285   250,000    42,915    45,375     250,000
   8        60,450     29,309     30,949   250,000    39,535    41,175   250,000    53,139    54,778     250,000
   9        69,803     33,612     34,432   250,000    46,491    47,311   250,000    64,352    65,172     250,000
   10       79,624     37,826     37,826   250,000    53,703    53,703   250,000    76,662    76,662     250,000
   11       89,935     42,261     42,261   250,000    61,574    61,574   250,000    90,687    90,687     250,000
   12      100,763     46,579     46,579   250,000    69,786    69,786   250,000   106,239   106,239     250,000
   13      112,131     50,760     50,760   250,000    78,343    78,343   250,000   123,480   123,480     261,147
   14      124,068     54,802     54,802   250,000    87,265    87,265   250,000   142,494   142,494     292,786
   15      136,602     58,702     58,702   250,000    96,578    96,578   250,000   163,431   163,431     326,389
   16      149,763     62,438     62,438   250,000   106,291   106,291   250,000   186,462   186,462     362,098
   17      163,581     66,048     66,048   250,000   116,469   116,469   250,000   211,829   211,829     400,182
   18      178,091     69,526     69,526   250,000   127,144   127,144   250,000   239,762   239,762     440,858
   19      193,326     72,870     72,870   250,000   138,354   138,354   250,000   270,515   270,515     484,381
   20      209,322     76,086     76,086   250,000   150,091   150,091   261,869   304,382   304,382     531,066
 Age 60    136,602     58,702     58,702   250,000    96,578    96,578   250,000   163,431   163,431     326,389
 Age 65    209,322     76,086     76,086   250,000   150,091   150,091   261,869   304,382   304,382     531,066
 Age 70    302,134     89,398     89,398   250,000   215,854   215,854   333,932   531,166   531,166     821,727
 Age 75    420,588     96,940     96,940   250,000   294,740   294,740   410,810   893,063   893,063   1,244,754


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              VARIABLE LIFE POLICY

                                                          FACE AMOUNT = $250,000

                                                          MALE NON-SMOKER AGE 45

                                                          DEATH BENEFIT OPTION 3


                BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                       CHARGES WITHOUT OPTIONAL BENEFITS



          PREMIUMS          HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
          PAID PLUS     GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
          INTEREST    ----------------------------  ----------------------------  ------------------------------
 POLICY     AT 5%     SURRENDER   POLICY    DEATH   SURRENDER   POLICY    DEATH   SURRENDER   POLICY     DEATH
  YEAR    PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
 ------  -----------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
   1         6,330          0      3,649   250,000         0     3,926   250,000         0     4,204     250,000
   2        12,977        631      7,188   250,000     1,415     7,973   250,000     2,236     8,794     250,000
   3        19,957      4,879     10,617   250,000     6,407    12,145   250,000     8,071    13,809     250,000
   4        27,285      9,014     13,932   250,000    11,527    16,445   250,000    14,375    19,294     250,000
   5        34,980     13,031     17,129   250,000    16,775    20,873   250,000    21,195    25,293     250,000
   6        43,059     16,928     20,207   250,000    22,155    25,434   250,000    28,586    31,864     250,000
   7        51,543     20,693     23,152   250,000    27,662    30,121   250,000    36,600    39,059     250,000
   8        60,450     24,315     25,955   250,000    33,291    34,931   250,000    45,297    46,937     250,000
   9        69,803     27,784     28,604   250,000    39,041    39,860   250,000    54,751    55,570     250,000
   10       79,624     31,086     31,086   250,000    44,903    44,903   250,000    65,036    65,036     250,000
   11       89,935     34,513     34,513   250,000    51,255    51,255   250,000    76,719    76,719     250,000
   12      100,763     37,753     37,753   250,000    57,800    57,800   250,000    89,618    89,618     250,000
   13      112,131     40,800     40,800   250,000    64,548    64,548   250,000   103,889   103,889     250,000
   14      124,068     43,646     43,646   250,000    71,512    71,512   250,000   119,709   119,709     250,000
   15      136,602     46,272     46,272   250,000    78,695    78,695   250,000   137,149   137,149     273,900
   16      149,763     48,659     48,659   250,000    86,105    86,105   250,000   156,168   156,168     303,268
   17      163,581     50,788     50,788   250,000    93,753    93,753   250,000   176,891   176,891     334,178
   18      178,091     52,626     52,626   250,000   101,646   101,646   250,000   199,448   199,448     366,731
   19      193,326     54,138     54,138   250,000   109,792   109,792   250,000   223,970   223,970     401,038
   20      209,322     55,283     55,283   250,000   118,206   118,206   250,000   250,595   250,595     437,222
 Age 60    136,602     46,272     46,272   250,000    78,695    78,695   250,000   137,149   137,149     273,900
 Age 65    209,322     55,283     55,283   250,000   118,206   118,206   250,000   250,595   250,595     437,222
 Age 70    302,134     54,173     54,173   250,000   165,495   165,495   256,026   421,198   421,198     651,604
 Age 75    420,588     34,427     34,427   250,000   219,216   219,216   305,544   671,737   671,737     936,269


(1) Assumes a $6,029 payment is made at the beginning of each Policy Year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, POLICY VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR POLICY VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX E
                    CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is computed on the Date of Issue and on each increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy Face amount or increase in Face Amount.

A limitation on Surrender Charges is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges at the Date of Issue and on each increase in Face Amount are shown in the table below. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year.

The Factors used to compute the maximum surrender charges vary with the issue age, sex (Male, Female, or Unisex) and underwriting class (Smoker or Nonsmoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A     14.39        N/A     13.49        N/A     14.19
    1          N/A     14.36        N/A     13.48        N/A     14.16
    2          N/A     14.50        N/A     13.59        N/A     14.29
    3          N/A     14.65        N/A     13.71        N/A     14.44
    4          N/A     14.83        N/A     13.83        N/A     14.60
    5          N/A     15.01        N/A     13.95        N/A     14.77
    6          N/A     15.21        N/A     14.10        N/A     14.95
    7          N/A     15.41        N/A     14.25        N/A     15.15
    8          N/A     15.64        N/A     14.42        N/A     15.36
    9          N/A     15.87        N/A     14.59        N/A     15.58
   10          N/A     16.12        N/A     14.80        N/A     15.82
   11          N/A     16.38        N/A     14.99        N/A     16.07
   12          N/A     16.65        N/A     15.19        N/A     16.33
   13          N/A     16.93        N/A     15.41        N/A     16.60
   14          N/A     17.20        N/A     15.62        N/A     16.86
   15          N/A     17.49        N/A     15.85        N/A     17.14
   16          N/A     17.79        N/A     16.07        N/A     17.41
   17          N/A     18.06        N/A     16.31        N/A     17.70
   18        16.54     18.36      15.53     16.55      16.33     17.99
   19        16.75     18.67      15.74     16.81      16.55     18.29
   20        16.97     18.99      15.96     17.07      16.77     18.60
   21        17.21     19.34      16.19     17.35      17.00     18.93
   22        17.45     19.71      16.43     17.65      17.25     19.29
   23        17.74     20.10      16.69     17.96      17.53     19.67
   24        18.04     20.52      16.96     18.28      17.82     20.06
   25        18.36     20.94      17.30     18.63      18.14     20.47
   26        18.70     21.40      17.60     18.98      18.47     20.90
   27        19.05     21.87      17.91     19.35      18.82     21.35
   28        19.43     22.37      18.24     19.75      19.19     21.83
   29        19.84     22.92      18.59     20.17      19.58     22.35
   30        20.26     23.49      18.95     20.61      20.00     22.90

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   31        20.71     24.10      19.34     21.07      20.43     23.47
   32        21.19     24.75      19.74     21.57      20.89     24.09
   33        21.69     25.42      20.16     22.08      21.37     24.72
   34        22.21     26.13      20.60     22.60      21.88     25.39
   35        22.77     26.87      21.06     23.15      22.42     26.09
   36        23.29     27.55      21.48     23.65      22.92     26.73
   37        23.83     28.28      21.93     24.17      23.44     27.41
   38        24.40     29.03      22.40     24.73      23.99     28.12
   39        25.01     29.83      22.89     25.32      24.57     28.87
   40        25.66     30.67      23.41     25.93      25.19     29.66
   41        26.34     31.56      23.96     26.57      25.85     30.49
   42        27.07     32.50      24.54     27.24      26.54     31.37
   43        27.83     33.48      25.15     27.92      27.28     32.29
   44        28.65     34.53      25.79     28.63      28.05     33.25
   45        29.51     35.62      26.47     29.38      28.88     34.27
   46        30.41     36.79      27.18     30.16      29.73     35.34
   47        31.36     37.99      27.92     30.99      30.64     36.46
   48        32.35     39.22      28.71     31.85      31.58     37.60
   49        33.39     40.50      29.54     32.75      32.58     38.78
   50        34.48     41.83      30.41     33.70      33.62     40.01
   51        35.65     43.21      31.35     34.72      34.74     41.30
   52        36.90     44.65      32.34     35.79      35.93     42.64
   53        38.22     46.24      33.39     36.94      37.19     44.11
   54        39.63     47.92      34.50     38.14      38.53     45.67
   55        41.12     49.69      35.69     39.42      39.95     47.30
   56        42.59     51.44      36.88     40.72      41.35     48.92
   57        44.14     53.27      38.15     42.11      42.83     50.62
   58        45.76     53.32      39.51     43.62      44.39     52.38
   59        47.46     52.99      40.94     45.21      46.02     53.32
   60        49.24     52.66      42.45     46.88      47.73     53.00
   61        51.06     52.46      44.02     48.60      49.48     52.79
   62        52.98     52.25      45.67     50.43      51.33     52.56
   63        52.83     52.05      47.43     52.30      53.09     52.35
   64        52.48     51.85      49.30     53.06      52.76     52.14
   65        52.13     51.65      51.29     52.75      52.42     51.91
   66        52.02     51.55      53.43     52.69      52.32     51.83
   67        51.91     51.45      53.35     52.61      52.21     51.74
   68        51.80     51.36      53.25     52.53      52.10     51.65
   69        51.68     51.25      53.15     52.45      51.99     51.56
   70        51.56     51.15      53.04     52.36      51.87     51.46
   71        51.42     51.04      52.90     52.21      51.74     51.35
   72        51.28     50.92      52.76     52.07      51.60     51.23
   73        51.14     50.80      52.62     51.94      51.46     51.11
   74        50.99     50.68      52.46     51.80      51.31     50.99
   75        50.84     50.57      52.30     51.65      51.16     50.87
   76        50.68     50.43      52.14     51.50      51.01     50.74
   77        50.52     50.28      51.96     51.35      50.84     50.59
   78        50.36     50.14      51.79     51.19      50.68     50.44
   79        50.20     49.99      51.60     51.04      50.51     50.29

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   80        50.03     49.83      51.42     50.89      50.35     50.14
   81        49.88     49.70      51.22     50.73      50.18     50.00
   82        49.72     49.57      51.03     50.58      50.02     49.85
   83        49.56     49.42      50.83     50.42      49.85     49.70
   84        49.41     49.28      50.63     50.22      49.68     49.54
   85        49.24     49.13      50.42     50.01      49.51     49.36

                                    EXAMPLES

For the purpose of these examples, assume that a male, age 35, non-smoker purchases a $100,000 Policy. His surrender charge is calculated as follows:

The surrender charge is equal to $2,279.00 (22.79 X 100).

Example 1:

Assume the Policy Owner surrenders the Policy in the 10th Policy month. The surrender charge is $2,279.00.

Example 2:

Assume the Policy Owner surrenders the Policy in the 61st policy month. Also assume that the surrender charge decreases by 1/9th of the original surrender charge each year. In this example, the surrender charge would be $1,012.79

                                   APPENDIX F
                            PERFORMANCE INFORMATION

The Policies were first offered to the public in 2002. However, we may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II(A) and II(B)). The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds. The discussion below reflects the manner in which performance will be calculated in the future for Table I.

Total return and average annual total return are based on the hypothetical profile of a representative Policy owner and historical earnings and are not intended to indicate future performance. "Total Return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Funds' return.

In Tables IA and IIA, performance information under the Policies is net of fund expenses, mortality and expense risk charges, administrative charges, Monthly Insurance Protection charges and surrender charges. We take a representative Policy owner and assume that:

    - The Insured is a male Age 36, standard (non-smoker) underwriting class

    - The Policy owner had allocations in each of the sub-accounts for the fund durations shown, and

    - There was a full surrender at the end of the applicable period

We may compare performance information for a sub-account in reports and promotional literature to:

    - Standard & Poor's 500 Composite Stock Price Index ("S&P 500")

    - Dow Jones Industrial Average ("DJIA")

    - Shearson Lehman Aggregate Bond Index

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria

    - The Consumer Price Index

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

    - The advantages and disadvantages of investing in tax-deferred and taxable investments

    - Customer profiles and hypothetical payment and investment scenarios

    - Financial management and tax and retirement planning

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


In each table below, "One-Year Total Return" refers to the total of the income generated by a sub-account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2001. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                                   TABLE I(A)
                AVERAGE ANNUAL TOTAL RETURNS FOR OF SUB-ACCOUNT
                        PERIODS ENDING DECEMBER 31, 2001
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                         N/A                N/A                N/A               N/A
Alger American Leveraged AllCap Portfolio                 N/A                N/A                N/A               N/A
Credit Suisse Trust Emerging Markets Portfolio            N/A                N/A                N/A               N/A
Credit Suisse Trust Global Post-Venture Capital
 Portfolio                                                N/A                N/A                N/A               N/A
Dreyfus IP MidCap Stock Portfolio                         N/A                N/A                N/A               N/A
Dreyfus Socially Responsible Growth Fund, Inc.            N/A                N/A                N/A               N/A
INVESCO VIF Utilities Fund                                N/A                N/A                N/A               N/A
Scudder 21st Century Growth Portfolio                     N/A                N/A                N/A               N/A
Scudder Capital Growth Portfolio                          N/A                N/A                N/A               N/A
Scudder Global Discovery Portfolio                        N/A                N/A                N/A               N/A
Scudder Growth and Income Portfolio                       N/A                N/A                N/A               N/A
Scudder Health Sciences Portfolio                         N/A                N/A                N/A               N/A
Scudder International Portfolio                           N/A                N/A                N/A               N/A
Scudder Aggressive Growth Portfolio                       N/A                N/A                N/A               N/A
Scudder Blue Chip Portfolio                               N/A                N/A                N/A               N/A
Scudder Contrarian Value Portfolio                        N/A                N/A                N/A               N/A
Scudder Global Blue Chip Portfolio                        N/A                N/A                N/A               N/A
Scudder Government Securities Portfolio                   N/A                N/A                N/A               N/A
Scudder Growth Portfolio                                  N/A                N/A                N/A               N/A
Scudder High Yield Portfolio                              N/A                N/A                N/A               N/A
Scudder International Select Equity Portfolio             N/A                N/A                N/A               N/A
Scudder Investment Grade Bond Portfolio                   N/A                N/A                N/A               N/A
Scudder Money Market Portfolio                            N/A                N/A                N/A               N/A
Scudder New Europe Portfolio                              N/A                N/A                N/A               N/A
Scudder Small Cap Growth Portfolio                        N/A                N/A                N/A               N/A
Scudder Strategic Income Portfolio                        N/A                N/A                N/A               N/A
Scudder Technology Growth Portfolio                       N/A                N/A                N/A               N/A
Scudder Total Return Portfolio                            N/A                N/A                N/A               N/A
SVS Davis Venture Value Portfolio                         N/A                N/A                N/A               N/A
SVS Dreman Financial Services Portfolio                   N/A                N/A                N/A               N/A
SVS Dreman High Return Portfolio                          N/A                N/A                N/A               N/A
SVS Dreman Small Cap Value Portfolio                      N/A                N/A                N/A               N/A
SVS Eagle Focused Large Cap Growth Portfolio              N/A                N/A                N/A               N/A
SVS Focus Value+Growth Portfolio                          N/A                N/A                N/A               N/A
SVS Index 500 Portfolio                                   N/A                N/A                N/A               N/A
SVS INVESCO Dynamic Growth Portfolio                      N/A                N/A                N/A               N/A
SVS Janus Growth and Income Portfolio                     N/A                N/A                N/A               N/A
SVS Janus Growth Opportunities Portfolio                  N/A                N/A                N/A               N/A
SVS MFS Strategic Value Portfolio                         N/A                N/A                N/A               N/A
SVS Oak Strategic Equity Portfolio                        N/A                N/A                N/A               N/A
SVS Turner Mid Cap Growth Portfolio                       N/A                N/A                N/A               N/A

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                       SINCE INCEPTION OF THE SUB-ACCOUNT
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                10 YEARS
                                                      SUB-ACCOUNT          FOR YEAR                            (OR SINCE
                                                       INCEPTION            ENDED                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                         N/A                N/A                N/A               N/A
Alger American Leveraged AllCap Portfolio                 N/A                N/A                N/A               N/A
Credit Suisse Trust Emerging Markets Portfolio            N/A                N/A                N/A               N/A
Credit Suisse Trust Global Post-Venture Capital
 Portfolio                                                N/A                N/A                N/A               N/A
Dreyfus IP MidCap Stock Portfolio                         N/A                N/A                N/A               N/A
Dreyfus Socially Responsible Growth Fund, Inc.            N/A                N/A                N/A               N/A
INVESCO VIF Utilities Fund                                N/A                N/A                N/A               N/A
Scudder 21st Century Growth Portfolio                     N/A                N/A                N/A               N/A
Scudder Capital Growth Portfolio                          N/A                N/A                N/A               N/A
Scudder Global Discovery Portfolio                        N/A                N/A                N/A               N/A
Scudder Growth and Income Portfolio                       N/A                N/A                N/A               N/A
Scudder Health Sciences Portfolio                         N/A                N/A                N/A               N/A
Scudder International Portfolio                           N/A                N/A                N/A               N/A
Scudder Aggressive Growth Portfolio                       N/A                N/A                N/A               N/A
Scudder Blue Chip Portfolio                               N/A                N/A                N/A               N/A
Scudder Contrarian Value Portfolio                        N/A                N/A                N/A               N/A
Scudder Global Blue Chip Portfolio                        N/A                N/A                N/A               N/A
Scudder Government Securities Portfolio                   N/A                N/A                N/A               N/A
Scudder Growth Portfolio                                  N/A                N/A                N/A               N/A
Scudder High Yield Portfolio                              N/A                N/A                N/A               N/A
Scudder International Select Equity Portfolio             N/A                N/A                N/A               N/A
Scudder Investment Grade Bond Portfolio                   N/A                N/A                N/A               N/A
Scudder Money Market Portfolio                            N/A                N/A                N/A               N/A
Scudder New Europe Portfolio                              N/A                N/A                N/A               N/A
Scudder Small Cap Growth Portfolio                        N/A                N/A                N/A               N/A
Scudder Strategic Income Portfolio                        N/A                N/A                N/A               N/A
Scudder Technology Growth Portfolio                       N/A                N/A                N/A               N/A
Scudder Total Return Portfolio                            N/A                N/A                N/A               N/A
SVS Davis Venture Value Portfolio                         N/A                N/A                N/A               N/A
SVS Dreman Financial Services Portfolio                   N/A                N/A                N/A               N/A
SVS Dreman High Return Portfolio                          N/A                N/A                N/A               N/A
SVS Dreman Small Cap Value Portfolio                      N/A                N/A                N/A               N/A
SVS Eagle Focused Large Cap Growth Portfolio              N/A                N/A                N/A               N/A
SVS Focus Value+Growth Portfolio                          N/A                N/A                N/A               N/A
SVS Index 500 Portfolio                                   N/A                N/A                N/A               N/A
SVS INVESCO Dynamic Growth Portfolio                      N/A                N/A                N/A               N/A
SVS Janus Growth and Income Portfolio                     N/A                N/A                N/A               N/A
SVS Janus Growth Opportunities Portfolio                  N/A                N/A                N/A               N/A
SVS MFS Strategic Value Portfolio                         N/A                N/A                N/A               N/A
SVS Oak Strategic Equity Portfolio                        N/A                N/A                N/A               N/A
SVS Turner Mid Cap Growth Portfolio                       N/A                N/A                N/A               N/A

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY


The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $250,000, that an annual premium payment of $3,000 was made at the beginning of each Policy year, that all premiums were allocated to each Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.


                                                                                                                10 YEARS
                                                          FUND             ONE-YEAR                            (OR SINCE
                                                       INCEPTION            AS OF                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                       09/05/89           -100.00%           -9.52%             3.42%
Alger American Leveraged AllCap Portfolio               01/25/95           -100.00%           -6.88%             9.75%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97           -100.00%             N/A             -46.31%
Credit Suisse Trust Global Post-Venture Capital
 Portfolio                                              09/30/96           -100.00%           -66.59%           -24.16%
Dreyfus IP MidCap Stock Portfolio                       05/01/98           -100.00%             N/A             -46.29%
Dreyfus Socially Responsible Growth Fund, Inc.          10/07/93           -100.00%           -55.24%            1.39%
INVESCO VIF Utilities Fund                              01/03/95           -100.00%           -60.51%            -7.98%
Scudder 21st Century Growth Portfolio                   05/03/99           -100.00%             N/A             -78.89%
Scudder Capital Growth Portfolio                        07/16/85           -100.00%           -51.24%            2.79%
Scudder Global Discovery Portfolio                      05/01/96           -100.00%           -53.59%           -11.79%
Scudder Growth and Income Portfolio                     05/02/94           -100.00%           -61.42%            -2.03%
Scudder Health Sciences Portfolio                       05/01/01             N/A                N/A             -100.00%
Scudder International Portfolio                         05/01/87           -100.00%           -69.07%            -2.92%
Scudder Aggressive Growth Portfolio                     05/03/99           -100.00%             N/A             -79.53%
Scudder Blue Chip Portfolio                             05/01/97           -100.00%             N/A             -26.60%
Scudder Contrarian Value Portfolio                      05/01/96           -100.00%           -14.25%            -7.62%
Scudder Global Blue Chip Portfolio                      05/05/98           -100.00%             N/A             -52.37%
Scudder Government Securities Portfolio                 09/03/87           -100.00%           -57.79%            -2.62%
Scudder Growth Portfolio                                12/09/83           -100.00%           -64.25%            -0.63%
Scudder High Yield Portfolio                            04/06/82           -100.00%           -68.94%            -1.82%
Scudder International Select Equity Portfolio           01/06/92           -100.00%           -70.22%            -3.34%
Scudder Investment Grade Bond Portfolio                 05/01/96           -100.00%           -59.66%           -15.86%
Scudder Money Market Portfolio                          04/06/82           -100.00%           -61.68%            -4.71%
Scudder New Europe Portfolio                            05/05/98           -100.00%             N/A             -75.45%
Scudder Small Cap Growth Portfolio                      05/02/94           -100.00%           -59.04%            -0.69%
Scudder Strategic Income Portfolio                      05/01/97           -100.00%             N/A             -28.66%
Scudder Technology Growth Portfolio                     05/03/99           -100.00%             N/A             -85.46%
Scudder Total Return Portfolio                          04/06/82           -100.00%           -56.33%            -0.71%
SVS Davis Venture Value Portfolio                       05/01/01             N/A                N/A             -100.00%
SVS Dreman Financial Services Portfolio                 05/04/98           -100.00%             N/A             -46.92%
SVS Dreman High Return Portfolio                        05/04/98           -100.00%             N/A             -42.98%
SVS Dreman Small Cap Value Portfolio                    05/01/96           -100.00%           -59.01%           -15.90%
SVS Eagle Focused Large Cap Growth Portfolio            10/29/99           -100.00%             N/A             -95.81%
SVS Focus Value+Growth Portfolio                        05/01/96           -100.00%           -56.45%           -11.47%
SVS Index 500 Portfolio                                 09/01/99           -100.00%             N/A             -96.15%
SVS INVESCO Dynamic Growth Portfolio                    05/01/01             N/A                N/A             -100.00%
SVS Janus Growth and Income Portfolio                   10/29/99           -100.00%             N/A             -97.00%
SVS Janus Growth Opportunities Portfolio                10/29/99           -100.00%             N/A             -100.00%
SVS MFS Strategic Value Portfolio                         N/A                N/A                N/A               N/A
SVS Oak Strategic Equity Portfolio                      05/01/01             N/A                N/A             -100.00%
SVS Turner Mid Cap Growth Portfolio                     05/01/01             N/A                N/A             -100.00%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES


The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                                10 YEARS
                                                          FUND             ONE-YEAR                            (OR SINCE
                                                       INCEPTION            AS OF                5             INCEPTION
                                                          DATE             12/31/01            YEARS            IF LESS)
----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                       09/05/89            -1.93%            14.19%             12.01%
Alger American Leveraged AllCap Portfolio               01/25/95           -15.93%            16.28%             22.77%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97            -9.65%              N/A              -1.86%
Credit Suisse Trust Global Post-Venture Capital
 Portfolio                                              09/30/96           -28.63%             2.69%             2.08%
Dreyfus IP MidCap Stock Portfolio                       05/01/98            -3.26%              N/A              3.42%
Dreyfus Socially Responsible Growth Fund, Inc.          10/07/93           -22.57%             8.29%             12.54%
INVESCO VIF Utilities Fund                              01/03/95           -32.41%             5.59%             7.09%
Scudder 21st Century Growth Portfolio                   05/03/99           -23.28%              N/A              1.92%
Scudder Capital Growth Portfolio                        07/16/85           -19.36%            10.45%             11.43%
Scudder Global Discovery Portfolio                      05/01/96           -24.59%             9.17%             9.07%
Scudder Growth and Income Portfolio                     05/02/94           -11.30%             5.14%             10.63%
Scudder Health Sciences Portfolio                       05/01/01             N/A                N/A              6.50%
Scudder International Portfolio                         05/01/87           -30.86%             1.57%             6.21%
Scudder Aggressive Growth Portfolio                     05/03/99           -21.76%              N/A              1.49%
Scudder Blue Chip Portfolio                             05/01/97           -15.81%              N/A              4.61%
Scudder Contrarian Value Portfolio                      05/01/96            1.84%             10.55%             12.38%
Scudder Global Blue Chip Portfolio                      05/05/98           -15.48%              N/A              0.36%
Scudder Government Securities Portfolio                 09/03/87            7.48%              6.96%             6.48%
Scudder Growth Portfolio                                12/09/83           -22.34%             3.78%             8.29%
Scudder High Yield Portfolio                            04/06/82            2.63%              1.63%             7.20%
Scudder International Select Equity Portfolio           01/06/92           -24.43%             1.07%             5.84%
Scudder Investment Grade Bond Portfolio                 05/01/96            5.71%              6.01%             5.94%
Scudder Money Market Portfolio                          04/06/82            3.75%              5.01%             4.59%
Scudder New Europe Portfolio                            05/05/98           -29.86%              N/A              -9.84%
Scudder Small Cap Growth Portfolio                      05/02/94           -28.80%             6.33%             11.81%
Scudder Strategic Income Portfolio                      05/01/97            5.23%               N/A              3.24%
Scudder Technology Growth Portfolio                     05/03/99           -32.39%              N/A              -2.21%
Scudder Total Return Portfolio                          04/06/82            -6.09%             7.72%             8.21%
SVS Davis Venture Value Portfolio                       05/01/01             N/A                N/A              -5.00%
SVS Dreman Financial Services Portfolio                 05/04/98            -4.86%              N/A              3.20%
SVS Dreman High Return Portfolio                        05/04/98            1.69%               N/A              5.41%
SVS Dreman Small Cap Value Portfolio                    05/01/96            17.67%             6.34%             5.92%
SVS Eagle Focused Large Cap Growth Portfolio            10/29/99           -16.95%              N/A              -1.39%
SVS Focus Value+Growth Portfolio                        05/01/96           -14.35%             7.65%             9.32%
SVS Index 500 Portfolio                                 09/01/99           -12.05%              N/A              -5.90%
SVS INVESCO Dynamic Growth Portfolio                    05/01/01             N/A                N/A             -12.00%
SVS Janus Growth and Income Portfolio                   10/29/99           -12.28%              N/A              -3.97%
SVS Janus Growth Opportunities Portfolio                10/29/99           -23.69%              N/A             -10.43%
SVS MFS Strategic Value Portfolio                         N/A                N/A                N/A               N/A
SVS Oak Strategic Equity Portfolio                      05/01/01             N/A                N/A             -24.00%
SVS Turner Mid Cap Growth Portfolio                     05/01/01             N/A                N/A             -11.70%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Policy.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   APPENDIX G
                            MONTHLY EXPENSE CHARGES

A monthly expense charge is computed on the Date of Issue and on each increase in Face Amount. The Factors used to compute the monthly expense charges vary with the issue age and underwriting class (Smoker) as indicated in the table below.

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------

    0          N/A      0.11        N/A      0.08        N/A      0.10
    1          N/A      0.11        N/A      0.08        N/A      0.11
    2          N/A      0.12        N/A      0.08        N/A      0.11
    3          N/A      0.12        N/A      0.08        N/A      0.11
    4          N/A      0.12        N/A      0.09        N/A      0.11
    5          N/A      0.12        N/A      0.09        N/A      0.12
    6          N/A      0.13        N/A      0.09        N/A      0.12
    7          N/A      0.13        N/A      0.09        N/A      0.12
    8          N/A      0.13        N/A      0.09        N/A      0.12
    9          N/A      0.14        N/A      0.10        N/A      0.13
   10          N/A      0.14        N/A      0.10        N/A      0.13
   11          N/A      0.14        N/A      0.10        N/A      0.13
   12          N/A      0.14        N/A      0.11        N/A      0.14
   13          N/A      0.15        N/A      0.11        N/A      0.14
   14          N/A      0.15        N/A      0.11        N/A      0.14
   15          N/A      0.15        N/A      0.11        N/A      0.15
   16          N/A      0.16        N/A      0.12        N/A      0.15
   17          N/A      0.16        N/A      0.12        N/A      0.15
   18         0.12      0.16       0.11      0.12       0.12      0.16
   19         0.13      0.17       0.11      0.13       0.12      0.16
   20         0.13      0.17       0.12      0.13       0.13      0.16
   21         0.13      0.17       0.12      0.13       0.13      0.17
   22         0.14      0.18       0.12      0.14       0.13      0.17
   23         0.14      0.18       0.12      0.14       0.14      0.17
   24         0.15      0.19       0.13      0.15       0.14      0.18
   25         0.15      0.19       0.13      0.15       0.15      0.18
   26         0.15      0.19       0.13      0.15       0.15      0.19
   27         0.16      0.20       0.14      0.16       0.15      0.19
   28         0.16      0.20       0.14      0.16       0.16      0.19
   29         0.17      0.21       0.14      0.17       0.16      0.20
   30         0.17      0.21       0.15      0.17       0.17      0.20
   31         0.17      0.21       0.15      0.17       0.17      0.21
   32         0.18      0.22       0.15      0.18       0.17      0.21
   33         0.18      0.22       0.15      0.18       0.18      0.21
   34         0.19      0.23       0.16      0.19       0.18      0.22
   35         0.19      0.23       0.16      0.19       0.18      0.22
   36         0.21      0.25       0.17      0.21       0.20      0.24
   37         0.22      0.27       0.19      0.22       0.21      0.26
   38         0.24      0.29       0.20      0.24       0.23      0.28
   39         0.25      0.31       0.21      0.25       0.24      0.29
   40         0.27      0.33       0.23      0.27       0.26      0.31
   41         0.28      0.34       0.24      0.28       0.27      0.33
   42         0.30      0.36       0.25      0.30       0.29      0.35
   43         0.31      0.38       0.26      0.31       0.30      0.37

 Age at
issue or     Male       Male     Female     Female    Unisex     Unisex
increase   Nonsmoker   Smoker   Nonsmoker   Smoker   Nonsmoker   Smoker
--------   ---------   ------   ---------   ------   ---------   ------
   44         0.33      0.40       0.28      0.33       0.32      0.39
   45         0.34      0.42       0.29      0.34       0.33      0.40
   46         0.36      0.44       0.30      0.36       0.35      0.42
   47         0.38      0.46       0.32      0.37       0.36      0.44
   48         0.39      0.48       0.33      0.39       0.38      0.46
   49         0.41      0.50       0.35      0.40       0.40      0.48
   50         0.43      0.52       0.36      0.42       0.42      0.50
   51         0.44      0.54       0.37      0.43       0.43      0.52
   52         0.46      0.56       0.38      0.45       0.44      0.53
   53         0.47      0.57       0.40      0.46       0.46      0.55
   54         0.49      0.59       0.41      0.48       0.47      0.57
   55         0.50      0.61       0.42      0.49       0.48      0.59
   56         0.53      0.65       0.45      0.52       0.51      0.62
   57         0.56      0.69       0.47      0.55       0.55      0.66
   58         0.60      0.72       0.50      0.58       0.58      0.70
   59         0.63      0.76       0.52      0.61       0.61      0.73
   60         0.66      0.80       0.55      0.64       0.64      0.77
   61         0.70      0.82       0.58      0.67       0.68      0.79
   62         0.74      0.83       0.61      0.71       0.71      0.81
   63         0.78      0.85       0.64      0.74       0.75      0.83
   64         0.82      0.86       0.67      0.78       0.79      0.85
   65         0.86      0.88       0.70      0.81       0.83      0.87
   66         0.86      0.88       0.70      0.80       0.83      0.86
   67         0.86      0.87       0.69      0.80       0.82      0.86
   68         0.85      0.87       0.69      0.79       0.82      0.85
   69         0.85      0.86       0.68      0.79       0.82      0.85
   70         0.85      0.86       0.68      0.78       0.82      0.84
   71         0.85      0.86       0.68      0.78       0.82      0.84
   72         0.85      0.86       0.68      0.78       0.82      0.84
   73         0.85      0.86       0.68      0.78       0.82      0.84
   74         0.85      0.86       0.68      0.78       0.82      0.84
   75         0.85      0.86       0.68      0.78       0.82      0.84
   76         0.85      0.86       0.68      0.78       0.82      0.84
   77         0.85      0.86       0.68      0.78       0.82      0.84
   78         0.85      0.86       0.68      0.78       0.82      0.84
   79         0.85      0.86       0.68      0.78       0.82      0.84
   80         0.85      0.86       0.68      0.78       0.82      0.84
   81         0.85      0.86       0.68      0.78       0.82      0.84
   82         0.85      0.86       0.68      0.78       0.82      0.84
   83         0.85      0.86       0.68      0.78       0.82      0.84
   84         0.85      0.86       0.68      0.78       0.82      0.84
   85         0.85      0.86       0.68      0.78       0.82      0.84

                                    EXAMPLES

For a male, age 35, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $19 ($0.19 x 100)

For a male, age 50, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $43 ($0.43 x 100)

For a male, age 65, non-smoker with a $100,000 policy, the monthly expense charge (per table) would be: $86 ($0.86 x 100)

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                   AIT          AIT          AIT
                                     AIT        AIT        AIT         AIT        SELECT       SELECT       SELECT       AIT
                                    CORE      EQUITY    GOVERNMENT    MONEY     AGGRESSIVE    CAPITAL      EMERGING     SELECT
                                   EQUITY      INDEX       BOND       MARKET      GROWTH    APPRECIATION   MARKETS      GROWTH
                                  ---------  ---------  ----------  ----------  ----------  ------------  ----------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
Investments in shares of AIM
  Variable Insurance Funds......         --         --         --           --         --           --           --          --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --         --         --           --         --           --           --          --
Investments in shares of
  Delaware Group Premium Fund...         --         --         --           --         --           --           --          --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --         --         --           --         --           --           --          --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --         --         --           --         --           --           --          --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --         --         --           --         --           --           --          --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --         --         --           --         --           --           --          --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --         --         --           --         --           --           --          --
Investments in shares of Janus
  Aspen Series..................         --         --         --           --         --           --           --          --
Investments in shares of Pioneer
  Variable Contracts Trust......         --         --         --           --         --           --           --          --
Investment in shares of Scudder
  Variable Series II............         --         --         --           --         --           --           --          --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Total assets..................     49,073    448,145     42,348    2,458,320    761,902      399,111      149,741     527,881
LIABILITIES:                             --         --         --           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
  Net assets....................  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $  47,317  $ 448,145  $  40,245   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,756         --      2,103           --         --           --           --          --
                                  ---------  ---------  ---------   ----------  ---------    ---------    ---------   ---------
                                  $  49,073  $ 448,145  $  42,348   $2,458,320  $ 761,902    $ 399,111    $ 149,741   $ 527,881
                                  =========  =========  =========   ==========  =========    =========    =========   =========
Units outstanding, December 31,
  2001..........................     55,894    555,481     40,267    2,219,029  1,283,822      378,851      269,999     835,469
Net asset value per unit,
  December 31, 2001.............  $0.877969  $0.806771  $1.051655   $ 1.107832  $0.593460    $1.053478    $0.554606   $0.631840

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                 AIT           AIT           AIT          AIT         AIT          AIT
                                SELECT       SELECT         SELECT       SELECT      SELECT      SELECT      AIM V.I.   AIM V.I.
                                GROWTH    INTERNATIONAL   INVESTMENT   STRATEGIC   STRATEGIC      VALUE     AGGRESSIVE    BLUE
                              AND INCOME     EQUITY      GRADE INCOME    GROWTH      INCOME    OPPORTUNITY    GROWTH      CHIP
                              ----------  -------------  ------------  ----------  ----------  -----------  ----------  ---------
ASSETS:
Investments in shares of
  Allmerica Investment
  Trust.....................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $      --   $      --
Investments in shares of AIM
  Variable Insurance
  Funds.....................         --            --            --           --          --           --      16,386      43,714
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..........         --            --            --           --          --           --          --          --
Investments in shares of
  Delaware Group Premium
  Fund......................         --            --            --           --          --           --          --          --
Investments in shares of
  Deutsche Asset Management
  VIT Funds.................         --            --            --           --          --           --          --          --
Investments in shares of
  Fidelity Variable
  Insurance Products Fund...         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  II........................         --            --            --           --          --           --          --          --
Investment in shares of
  Fidelity Variable
  Insurance Products Fund
  III.......................         --            --            --           --          --           --          --          --
Investments in shares of
  Franklin Templeton
  Variable Insurance
  Products Trust............         --            --            --           --          --           --          --          --
Investments in shares of
  INVESCO Variable
  Investment Funds, Inc.....         --            --            --           --          --           --          --          --
Investments in shares of
  Janus Aspen Series........         --            --            --           --          --           --          --          --
Investments in shares of
  Pioneer Variable Contracts
  Trust.....................         --            --            --           --          --           --          --          --
Investment in shares of
  Scudder Variable
  Series II.................         --            --            --           --          --           --          --          --
Investment in shares of T.
  Rowe Price International
  Series, Inc...............         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Total assets..............    628,984       434,587       538,420      106,066      35,336      441,714      16,386      43,714
LIABILITIES:                         --            --            --           --          --           --          --          --
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
  Net assets................  $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies....  $ 628,984     $ 434,587     $ 538,420    $ 105,175   $  33,245    $ 441,714   $  14,647   $  41,980
  Value of investment by
    Allmerica Financial Life
    Insurance andAnnuity
    Company (Sponsor).......         --            --            --          891       2,091           --       1,739       1,734
                              ---------     ---------     ---------    ---------   ---------    ---------   ---------   ---------
                              $ 628,984     $ 434,587     $ 538,420    $ 106,066   $  35,336    $ 441,714   $  16,386   $  43,714
                              =========     =========     =========    =========   =========    =========   =========   =========
Units outstanding,
  December 31, 2001.........    789,072       582,293       451,296      239,956      33,797      298,049      18,842      50,408
Net asset value per unit,
  December 31, 2001.........  $0.797121     $0.746339     $1.193056    $0.445733   $1.045523    $1.482011   $0.869668   $0.867200

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                             ALLIANCE   ALLIANCE       DGPF           DGPF
                                             GROWTH &    PREMIER      GROWTH      INTERNATIONAL    DEUTSCHE     DEUTSCHE
                                  AIM V.I.    INCOME     GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE    VIT SMALL
                                    VALUE     CLASS B    CLASS B   SERVICE CLASS  SERVICE CLASS  EQUITY INDEX  CAP INDEX
                                  ---------  ---------  ---------  -------------  -------------  ------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --  $     --   $      --    $      --      $      --     $      --    $      --
Investments in shares of AIM
  Variable Insurance Funds......    116,399        --          --           --             --            --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --   193,672      78,387           --             --            --           --
Investments in shares of
  Delaware Group Premium Fund...         --        --          --        7,385          5,836            --           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --        --          --           --             --        14,101       10,965
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --        --          --           --             --            --           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --        --          --           --             --            --           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --        --          --           --             --            --           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --        --          --           --             --            --           --
Investments in shares of Janus
  Aspen Series..................         --        --          --           --             --            --           --
Investments in shares of Pioneer
  Variable Contracts Trust......         --        --          --           --             --            --           --
Investment in shares of Scudder
  Variable Series II............         --        --          --           --             --            --           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Total assets..................    116,399   193,672      78,387        7,385          5,836        14,101       10,965
LIABILITIES:                             --        --          --           --             --            --           --
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
  Net assets....................  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 114,612  $191,803   $  76,660    $   5,429      $   4,033     $  12,472    $   8,954
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      1,787     1,869       1,727        1,956          1,803         1,629        2,011
                                  ---------  ---------  ---------    ---------      ---------     ---------    ---------
                                  $ 116,399  $193,672   $  78,387    $   7,385      $   5,836     $  14,101    $  10,965
                                  =========  =========  =========    =========      =========     =========    =========
Units outstanding, December 31,
  2001..........................    130,296   207,216      90,798        7,553          6,474        17,311       10,907
Net asset value per unit,
  December 31, 2001.............  $0.893346  $0.934635  $0.863317    $0.977794      $0.901427     $0.814566    $1.005311


                                    FIDELITY
                                       VIP
                                  EQUITY-INCOME
                                  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --
Investments in shares of AIM
  Variable Insurance Funds......           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --
Investments in shares of
  Delaware Group Premium Fund...           --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................      546,370
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --
Investments in shares of Janus
  Aspen Series..................           --
Investments in shares of Pioneer
  Variable Contracts Trust......           --
Investment in shares of Scudder
  Variable Series II............           --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --
                                    ---------
  Total assets..................      546,370
LIABILITIES:                               --
                                    ---------
  Net assets....................    $ 546,370
                                    =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $ 546,370
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....           --
                                    ---------
                                    $ 546,370
                                    =========
Units outstanding, December 31,
  2001..........................      524,652
Net asset value per unit,
  December 31, 2001.............    $1.041389

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                                                      FIDELITY
                                                                                       VIP II             FIDELITY
                                  FIDELITY    FIDELITY    FIDELITY    FIDELITY         ASSET               VIP II
                                     VIP         VIP         VIP       VIP II         MANAGER            CONTRAFUND
                                   GROWTH    HIGH INCOME  OVERSEAS   CONTRAFUND   SERVICE CLASS 2     SERVICE CLASS 2
                                  ---------  -----------  ---------  ----------  ------------------  ------------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --   $      --   $      --  $      --       $      --           $      --
Investments in shares of AIM
  Variable Insurance Funds......         --          --          --         --              --                  --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --          --          --         --              --                  --
Investments in shares of
  Delaware Group Premium Fund...         --          --          --         --              --                  --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --          --          --         --              --                  --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................    584,943     354,447      10,513         --              --                  --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --          --          --     63,144          28,420               5,272
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --          --          --         --              --                  --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --          --          --         --              --                  --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --          --          --         --              --                  --
Investments in shares of Janus
  Aspen Series..................         --          --          --         --              --                  --
Investments in shares of Pioneer
  Variable Contracts Trust......         --          --          --         --              --                  --
Investment in shares of Scudder
  Variable Series II............         --          --          --         --              --                  --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Total assets..................    584,943     354,447      10,513     63,144          28,420               5,272
LIABILITIES:                             --          --          --         --              --                  --
                                  ---------   ---------   ---------  ---------       ---------           ---------
  Net assets....................  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $ 584,943   $ 354,447   $   8,891  $  61,231       $  26,468           $   3,362
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....         --          --       1,622      1,913           1,952               1,910
                                  ---------   ---------   ---------  ---------       ---------           ---------
                                  $ 584,943   $ 354,447   $  10,513  $  63,144       $  28,420           $   5,272
                                  =========   =========   =========  =========       =========           =========
Units outstanding, December 31,
  2001..........................    799,220     512,921      12,967     66,030          29,112               5,519
Net asset value per unit,
  December 31, 2001.............  $0.731892   $0.691037   $0.810755  $0.956292       $0.976210           $0.955113


                                    FIDELITY
                                     VIP III       FIDELITY
                                    GROWTH &        VIP III
                                     INCOME         MID CAP
                                  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......           --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --             --
Investments in shares of
  Delaware Group Premium Fund...           --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................       24,416         26,189
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --             --
Investments in shares of Janus
  Aspen Series..................           --             --
Investments in shares of Pioneer
  Variable Contracts Trust......           --             --
Investment in shares of Scudder
  Variable Series II............           --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --             --
                                    ---------      ---------
  Total assets..................       24,416         26,189
LIABILITIES:                               --             --
                                    ---------      ---------
  Net assets....................    $  24,416      $  26,189
                                    =========      =========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........    $  22,513      $  24,109
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,903          2,080
                                    ---------      ---------
                                    $  24,416      $  26,189
                                    =========      =========
Units outstanding, December 31,
  2001..........................       25,656         25,187
Net asset value per unit,
  December 31, 2001.............    $0.951661      $1.039789

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                       FIDELITY          FT VIP
                                       VIP III          FRANKLIN        FT VIP         FT VIP                        INVESCO
                                        GROWTH           NATURAL       FRANKLIN        MUTUAL         INVESCO          VIF
                                    OPPORTUNITIES       RESOURCES      SMALL CAP       SHARES           VIF          HEALTH
                                   SERVICE CLASS 2       CLASS 2        CLASS 2        CLASS 2       DYNAMICS       SCIENCES
                                  ------------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....      $      --         $      --      $      --      $      --      $      --      $      --
Investments in shares of AIM
  Variable Insurance Funds......             --                --             --             --             --             --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............             --                --             --             --             --             --
Investments in shares of
  Delaware Group Premium Fund...             --                --             --             --             --             --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................             --                --             --             --             --             --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................             --                --             --             --             --             --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................          2,347                --             --             --             --             --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......             --             2,697        179,858         12,001             --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................             --                --             --             --         10,823         39,226
Investments in shares of Janus
  Aspen Series..................             --                --             --             --             --             --
Investments in shares of Pioneer
  Variable Contracts Trust......             --                --             --             --             --             --
Investment in shares of Scudder
  Variable Series II............             --                --             --             --             --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................             --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Total assets..................          2,347             2,697        179,858         12,001         10,823         39,226
LIABILITIES:                                 --                --             --             --             --             --
                                      ---------         ---------      ---------      ---------      ---------      ---------
  Net assets....................      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........      $     505         $   1,117      $ 177,984      $  10,016      $   9,194      $  37,172
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....          1,842             1,580          1,874          1,985          1,629          2,054
                                      ---------         ---------      ---------      ---------      ---------      ---------
                                      $   2,347         $   2,697      $ 179,858      $  12,001      $  10,823      $  39,226
                                      =========         =========      =========      =========      =========      =========
Units outstanding, December 31,
  2001..........................          2,548             3,414        191,938         12,095         13,292         38,193
Net asset value per unit,
  December 31, 2001.............      $0.921003         $0.790107      $0.937062      $0.992278      $0.814288      $1.027036


                                   JANUS ASPEN        JANUS        JANUS ASPEN
                                    AGGRESSIVE        ASPEN         GROWTH AND
                                      GROWTH          GROWTH          INCOME
                                  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                  --------------  --------------  --------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --       $      --       $      --
Investments in shares of AIM
  Variable Insurance Funds......           --              --              --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --              --              --
Investments in shares of
  Delaware Group Premium Fund...           --              --              --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --              --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --              --              --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --              --              --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --              --              --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --              --              --
Investments in shares of Janus
  Aspen Series..................        4,820         256,008          32,102
Investments in shares of Pioneer
  Variable Contracts Trust......           --              --              --
Investment in shares of Scudder
  Variable Series II............           --              --              --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --              --              --
                                    ---------       ---------       ---------
  Total assets..................        4,820         256,008          32,102
LIABILITIES:                               --              --              --
                                    ---------       ---------       ---------
  Net assets....................    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   3,267       $ 256,008       $  30,318
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,553              --           1,784
                                    ---------       ---------       ---------
                                    $   4,820       $ 256,008       $  32,102
                                    =========       =========       =========
Units outstanding, December 31,
  2001..........................        6,207         418,213          35,990
Net asset value per unit,
  December 31, 2001.............    $0.776628       $0.612152       $0.891990

(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                   JANUS ASPEN        PIONEER                                        PIONEER
                                  INTERNATIONAL      EMERGING        PIONEER        PIONEER        REAL ESTATE     SCUDDER
                                      GROWTH          MARKETS       FUND VCT      HIGH YIELD         GROWTH       TECHNOLOGY
                                  SERVICE SHARES   VCT CLASS II     CLASS II     VCT CLASS II     VCT CLASS II    GROWTH (A)
                                  --------------  ---------------  -----------  ---------------  ---------------  ----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....    $      --        $      --      $      --      $      --        $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......           --               --             --             --               --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............           --               --             --             --               --            --
Investments in shares of
  Delaware Group Premium Fund...           --               --             --             --               --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................           --               --             --             --               --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................           --               --             --             --               --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................           --               --             --             --               --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......           --               --             --             --               --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................           --               --             --             --               --            --
Investments in shares of Janus
  Aspen Series..................        7,181               --             --             --               --            --
Investments in shares of Pioneer
  Variable Contracts Trust......           --           10,666         24,990         28,098           10,284            --
Investment in shares of Scudder
  Variable Series II............           --               --             --             --               --       164,872
Investment in shares of T. Rowe
  Price International
  Series, Inc...................           --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Total assets..................        7,181           10,666         24,990         28,098           10,284       164,872
LIABILITIES:                               --               --             --             --               --            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
  Net assets....................    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........    $   5,499        $   8,713      $  23,175      $  25,994        $   8,113     $ 164,872
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....        1,682            1,953          1,815          2,104            2,171            --
                                    ---------        ---------      ---------      ---------        ---------     ---------
                                    $   7,181        $  10,666      $  24,990      $  28,098        $  10,284     $ 164,872
                                    =========        =========      =========      =========        =========     =========
Units outstanding, December 31,
  2001..........................        8,540           10,924         27,540         26,702            9,475       338,460
Net asset value per unit,
  December 31, 2001.............    $0.840909        $0.976442      $0.907413      $1.051781        $1.085369     $0.487025


                                  SVS DREMAN  T.ROWE PRICE
                                  FINANCIAL   INTERNATIONAL
                                   SERVICE        STOCK
                                  ----------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $      --     $      --
Investments in shares of AIM
  Variable Insurance Funds......         --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............         --            --
Investments in shares of
  Delaware Group Premium Fund...         --            --
Investments in shares of
  Deutsche Asset Management VIT
  Funds.........................         --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund.................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund II.......................         --            --
Investment in shares of Fidelity
  Variable Insurance Products
  Fund III......................         --            --
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust......         --            --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc....................         --            --
Investments in shares of Janus
  Aspen Series..................         --            --
Investments in shares of Pioneer
  Variable Contracts Trust......         --            --
Investment in shares of Scudder
  Variable Series II............      6,702            --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................         --       251,311
                                  ---------     ---------
  Total assets..................      6,702       251,311
LIABILITIES:                             --            --
                                  ---------     ---------
  Net assets....................  $   6,702     $ 251,311
                                  =========     =========
NET ASSET DISTRIBUTION BY
 CATEGORY:
  Variable life policies........  $   4,700     $ 251,311
  Value of investment by
    Allmerica Financial Life
    Insurance and
  Annuity Company (Sponsor).....      2,002            --
                                  ---------     ---------
                                  $   6,702     $ 251,311
                                  =========     =========
Units outstanding, December 31,
  2001..........................      6,697       382,692
Net asset value per unit,
  December 31, 2001.............  $1.000969     $0.656696

(A) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                            STATEMENTS OF OPERATIONS

                                                                    AIT
                               AIT                               GOVERNMENT             AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX         BOND           MONEY MARKET             AGGRESSIVE GROWTH
                             FOR THE                  FOR THE     FOR THE                    FOR THE                    FOR THE
                             PERIOD      FOR THE      PERIOD       PERIOD    FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                           5/1/01* TO   YEAR ENDED  1/10/00* TO  5/1/01* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                            12/31/01     12/31/01    12/31/00     12/31/01     12/31/01     12/31/00      12/31/01     12/31/00
                           -----------  ----------  -----------  ----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  122      $  3,514    $  1,365      $ 667       $30,293       $11,276     $      --     $     --
                             ------      --------    --------      -----       -------       -------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     1,620        17,840      11,605         --            --            --       170,772       24,090
  Net realized gain
    (loss) from sales of
    investments..........      (264)       (8,944)     (1,327)       396            --            --       (31,115)      (7,747)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized gain
      (loss).............     1,356         8,896      10,278        396            --            --       139,657       16,343
  Net unrealized gain
    (loss)...............      (653)      (41,848)    (33,817)      (520)           --            --      (303,230)     (95,934)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............       703       (32,952)    (23,539)      (124)           --            --      (163,573)     (79,591)
                             ------      --------    --------      -----       -------       -------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $  825      $(29,438)   $(22,174)     $ 543       $30,293       $11,276     $(163,573)    $(79,591)
                             ======      ========    ========      =====       =======       =======     =========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                  AIT SELECT                 AIT SELECT
                             CAPITAL APPRECIATION         EMERGING MARKETS           AIT SELECT GROWTH
                                           FOR THE                    FOR THE                    FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00
                           ------------  -----------  ------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $    --       $    --      $     --     $     84     $      --     $     --
                             -------       -------      --------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     20,634         1,870            --        3,570        21,801       16,744
  Net realized gain
    (loss) from sales of
    investments..........     (2,714)       (1,160)      (13,292)      (5,518)      (33,850)      (8,326)
                             -------       -------      --------     --------     ---------     --------
    Net realized gain
      (loss).............     17,920           710       (13,292)      (1,948)      (12,049)       8,418
  Net unrealized gain
    (loss)...............     (5,633)       (6,798)        2,780      (63,709)      (91,077)     (84,596)
                             -------       -------      --------     --------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............     12,287        (6,088)      (10,512)     (65,657)     (103,126)     (76,178)
                             -------       -------      --------     --------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $12,287       $(6,088)     $(10,512)    $(65,573)    $(103,126)    $(76,178)
                             =======       =======      ========     ========     =========     ========

                               AIT SELECT GROWTH
                                  AND INCOME
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  2,254     $  1,104
                             --------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --       29,860
  Net realized gain
    (loss) from sales of
    investments..........     (13,112)      (1,496)
                             --------     --------
    Net realized gain
      (loss).............     (13,112)      28,364
  Net unrealized gain
    (loss)...............     (11,761)     (50,152)
                             --------     --------
    Net realized and
      unrealized gain
      (loss).............     (24,873)     (21,788)
                             --------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........    $(22,619)    $(20,684)
                             ========     ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                                            AIT SELECT
                           AIT SELECT INTERNATIONAL     AIT SELECT INVESTMENT           AIT SELECT          STRATEGIC
                                    EQUITY                  GRADE INCOME             STRATEGIC GROWTH         INCOME
                                           FOR THE                    FOR THE                    FOR THE     FOR THE
                           FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD     FOR THE YEAR    PERIOD       PERIOD
                              ENDED      1/10/00* TO     ENDED      1/10/00* TO     ENDED      1/10/00* TO  5/1/01* TO
                             12/31/01     12/31/00      12/31/01     12/31/00      12/31/01     12/31/00     12/31/01
                           ------------  -----------  ------------  -----------  ------------  -----------  ----------
INVESTMENT INCOME:
  Dividends..............   $   5,683     $    687      $16,404       $4,873       $     --     $      3     $   296
                            ---------     --------      -------       ------       --------     --------     -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...      66,134        4,691           --           --             --        2,473         523
  Net realized gain
    (loss) from sales of
    investments..........     (20,390)      (2,645)       1,185          205        (26,422)        (355)         14
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized gain
      (loss).............      45,744        2,046        1,185          205        (26,422)       2,118         537
  Net unrealized gain
    (loss)...............    (121,713)     (25,020)      (1,717)       2,866         13,767      (32,990)     (1,227)
                            ---------     --------      -------       ------       --------     --------     -------
    Net realized and
      unrealized gain
      (loss).............     (75,969)     (22,974)        (532)       3,071        (12,655)     (30,872)       (690)
                            ---------     --------      -------       ------       --------     --------     -------
    Net increase
      (decrease) in net
      assets from
      operations.........   $ (70,286)    $(22,287)     $15,872       $7,944       $(12,655)    $(30,869)    $  (394)
                            =========     ========      =======       ======       ========     ========     =======


                               AIT SELECT VALUE
                                  OPPORTUNITY
                                           FOR THE
                           FOR THE YEAR    PERIOD
                              ENDED      1/10/00* TO
                             12/31/01     12/31/00
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 1,567       $   143
                             -------       -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...     26,472           375
  Net realized gain
    (loss) from sales of
    investments..........      1,370         1,515
                             -------       -------
    Net realized gain
      (loss).............     27,842         1,890
  Net unrealized gain
    (loss)...............     12,234        20,453
                             -------       -------
    Net realized and
      unrealized gain
      (loss).............     40,076        22,343
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........    $41,643       $22,486
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                ALLIANCE     ALLIANCE       DGPF           DGPF
                            AIM V.I.    AIM V.I.                GROWTH &     PREMIER       GROWTH      INTERNATIONAL    DEUTSCHE
                           AGGRESSIVE     BLUE      AIM V.I.     INCOME       GROWTH    OPPORTUNITIES     EQUITY        VIT EAFE
                             GROWTH       CHIP       VALUE       CLASS B     CLASS B    SERVICE CLASS  SERVICE CLASS  EQUITY INDEX
                            FOR THE     FOR THE     FOR THE      FOR THE     FOR THE       FOR THE        FOR THE       FOR THE
                             PERIOD      PERIOD      PERIOD      PERIOD       PERIOD       PERIOD         PERIOD         PERIOD
                           5/1/01* TO  5/1/01* TO  5/1/01* TO  5/1/01* TO   5/1/01* TO   5/1/01* TO     5/1/01* TO     5/1/01* TO
                            12/31/01    12/31/01    12/31/01    12/31/01     12/31/01     12/31/01       12/31/01       12/31/01
                           ----------  ----------  ----------  -----------  ----------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --       $   5       $  106      $   13       $   --        $ --           $  --         $  --
                              ----       -----       ------      ------       ------        ----           -----         -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --          --        1,610          97          103          --              --            --
  Net realized gain
    (loss) from sales of
    investments..........      (11)       (108)         125          48         (132)         12            (149)          (26)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized gain
      (loss).............      (11)       (108)       1,735         145          (29)         12            (149)          (26)
  Net unrealized gain
    (loss)...............      423         982        2,472       7,285        1,683         614             (91)         (920)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net realized and
      unrealized gain
      (loss).............      412         874        4,207       7,430        1,654         626            (240)         (946)
                              ----       -----       ------      ------       ------        ----           -----         -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $412       $ 879       $4,313      $7,443       $1,654        $626           $(240)        $(946)
                              ====       =====       ======      ======       ======        ====           =====         =====


                            DEUTSCHE
                           VIT SMALL
                           CAP INDEX
                            FOR THE
                             PERIOD
                           5/1/01* TO
                            12/31/01
                           ----------
INVESTMENT INCOME:
  Dividends..............    $   64
                             ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       512
  Net realized gain
    (loss) from sales of
    investments..........     1,049
                             ------
    Net realized gain
      (loss).............     1,561
  Net unrealized gain
    (loss)...............       760
                             ------
    Net realized and
      unrealized gain
      (loss).............     2,321
                             ------
    Net increase
      (decrease) in net
      assets from
      operations.........    $2,385
                             ======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                                         FIDELITY    FIDELITY
                                  FIDELITY VIP                                    FIDELITY VIP HIGH        VIP        VIP II
                                  EQUITY-INCOME         FIDELITY VIP GROWTH            INCOME            OVERSEAS   CONTRAFUND
                                           FOR THE                  FOR THE                  FOR THE     FOR THE     FOR THE
                              FOR THE      PERIOD      FOR THE      PERIOD      FOR THE      PERIOD       PERIOD      PERIOD
                             YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  YEAR ENDED  1/10/00* TO  5/1/01* TO  5/1/01* TO
                              12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/00     12/31/01    12/31/01
                             ----------  -----------  ----------  -----------  ----------  -----------  ----------  ----------
  INVESTMENT INCOME:
    Dividends..............   $ 1,879      $   34      $    208    $      2     $ 14,553    $    134      $  --       $   --
                              -------      ------      --------    --------     --------    --------      -----       ------
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...     5,279         127        19,512         217           --          --         --           --
    Net realized gain
      (loss) from sales of
      investments..........    (1,785)        106       (11,201)       (548)      (8,023)     (1,028)      (179)          (2)
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized gain
        (loss).............     3,494         233         8,311        (331)      (8,023)     (1,028)      (179)          (2)
    Net unrealized gain
      (loss)...............      (245)      5,854       (61,208)    (38,154)     (25,784)    (26,046)      (698)       1,683
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net realized and
        unrealized gain
        (loss).............     3,249       6,087       (52,897)    (38,485)     (33,807)    (27,074)      (877)       1,681
                              -------      ------      --------    --------     --------    --------      -----       ------
      Net increase
        (decrease) in net
        assets from
        operations.........   $ 5,128      $6,121      $(52,689)   $(38,483)    $(19,254)   $(26,940)     $(877)      $1,681
                              =======      ======      ========    ========     ========    ========      =====       ======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                  FOR THE
                                   PERIOD
                                 5/1/01* TO
                                  12/31/01
                             ------------------
  INVESTMENT INCOME:
    Dividends..............         $ --
                                    ----
  REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS:
    Realized gain
      distributions from
      portfolio sponsors...           --
    Net realized gain
      (loss) from sales of
      investments..........           (3)
                                    ----
      Net realized gain
        (loss).............           (3)
    Net unrealized gain
      (loss)...............          750
                                    ----
      Net realized and
        unrealized gain
        (loss).............          747
                                    ----
      Net increase
        (decrease) in net
        assets from
        operations.........         $747
                                    ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                             FIDELITY         FT VIP
                                FIDELITY        FIDELITY                     VIP III         FRANKLIN     FT VIP      FT VIP
                                 VIP II          VIP III     FIDELITY         GROWTH         NATURAL     FRANKLIN     MUTUAL
                               CONTRAFUND       GROWTH &     VIP III      OPPORTUNITIES     RESOURCES   SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME      MID CAP     SERVICE CLASS 2     CLASS 2     CLASS 2     CLASS 2
                                FOR THE          FOR THE     FOR THE         FOR THE         FOR THE     FOR THE     FOR THE
                                 PERIOD          PERIOD       PERIOD          PERIOD          PERIOD      PERIOD      PERIOD
                               5/1/01*TO       5/1/01* TO   5/1/01* TO      5/1/01* TO      5/1/01* TO  5/1/01* TO  5/1/01* TO
                                12/31/01        12/31/01     12/31/01        12/31/01        12/31/01    12/31/01    12/31/01
                           ------------------  -----------  ----------  ------------------  ----------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............         $ --           $   --       $   --          $  --           $  15      $     7       $ 36
                                  ----           ------       ------          -----           -----      -------       ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...           --               --           --             --              --           --        122
  Net realized gain
    (loss) from sales of
    investments..........          (18)              10           28             (1)            (38)         172        (10)
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized gain
      (loss).............          (18)              10           28             (1)            (38)         172        112
  Net unrealized gain
    (loss)...............           58            1,466        1,491           (160)           (363)      16,416        259
                                  ----           ------       ------          -----           -----      -------       ----
    Net realized and
      unrealized gain
      (loss).............           40            1,476        1,519           (161)           (401)      16,588        371
                                  ----           ------       ------          -----           -----      -------       ----
    Net increase
      (decrease) in net
      assets from
      operations.........         $ 40           $1,476       $1,519          $(161)          $(386)     $16,595       $407
                                  ====           ======       ======          =====           =====      =======       ====


                                        INVESCO
                            INVESCO       VIF
                              VIF        HEALTH
                            DYNAMICS    SCIENCES
                            FOR THE     FOR THE
                             PERIOD      PERIOD
                           5/1/01* TO  5/1/01* TO
                            12/31/01    12/31/01
                           ----------  ----------
INVESTMENT INCOME:
  Dividends..............     $ --        $ 130
                              ----        -----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       --           --
  Net realized gain
    (loss) from sales of
    investments..........       (7)          (5)
                              ----        -----
    Net realized gain
      (loss).............       (7)          (5)
  Net unrealized gain
    (loss)...............      481         (184)
                              ----        -----
    Net realized and
      unrealized gain
      (loss).............      474         (189)
                              ----        -----
    Net increase
      (decrease) in net
      assets from
      operations.........     $474        $ (59)
                              ====        =====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                            JANUS ASPEN         JANUS ASPEN         JANUS ASPEN                       PIONEER
                             AGGRESSIVE        GROWTH SERVICE        GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH              SHARES              INCOME      INTERNATIONAL      MARKETS         FUND VCT
                           SERVICE SHARES               FOR THE    SERVICE SHARES  SERVICE SHARES   VCT CLASS II      CLASS II
                           FOR THE PERIOD   FOR THE      PERIOD    FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO    YEAR ENDED  5/1/01* TO    5/1/01* TO      5/1/01* TO      5/1/01* TO      5/1/01* TO
                              12/31/01      12/31/01    12/31/00      12/31/00        12/31/01        12/31/01        12/31/01
                           --------------  ----------  ----------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  --        $     --    $    984       $  127           $ 20            $ --           $   51
                               -----        --------    --------       ------           ----            ----           ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --             348       2,511           --             --              --               92
  Net realized gain
    (loss) from sales of
    investments..........        (21)         (8,631)       (413)         319            (28)            229                4
                               -----        --------    --------       ------           ----            ----           ------
    Net realized gain
      (loss).............        (21)         (8,283)      2,098          319            (28)            229               96
  Net unrealized gain
    (loss)...............       (410)        (30,277)    (15,050)       1,109            230             713              859
                               -----        --------    --------       ------           ----            ----           ------
    Net realized and
      unrealized gain
      (loss).............       (431)        (38,560)    (12,952)       1,428            202             942              955
                               -----        --------    --------       ------           ----            ----           ------
    Net increase
      (decrease) in net
      assets from
      operations.........      $(431)       $(38,560)   $(11,968)      $1,555           $222            $942           $1,006
                               =====        ========    ========       ======           ====            ====           ======

                                              PIONEER
                              PIONEER       REAL ESTATE
                             HIGH YIELD        GROWTH
                            VCT CLASS II    VCT CLASS II
                           FOR THE PERIOD  FOR THE PERIOD
                             5/1/01* TO      5/1/01* TO
                              12/31/01        12/31/01
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $  455           $138
                               ------           ----
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          22             --
  Net realized gain
    (loss) from sales of
    investments..........         368            (10)
                               ------           ----
    Net realized gain
      (loss).............         390            (10)
  Net unrealized gain
    (loss)...............         362            246
                               ------           ----
    Net realized and
      unrealized gain
      (loss).............         752            236
                               ------           ----
    Net increase
      (decrease) in net
      assets from
      operations.........      $1,207           $374
                               ======           ====

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                     SVS DREMAN
                              SCUDDER TECHNOLOGY     FINANCIAL   T.ROWE PRICE INTERNATIONAL
                                  GROWTH (A)          SERVICE               STOCK
                                          FOR THE     FOR THE                     FOR THE
                           FOR THE YEAR    PERIOD      PERIOD    FOR THE YEAR      PERIOD
                              ENDED      5/1/01* TO  5/1/01* TO      ENDED      1/10/00* TO
                             12/31/01     12/31/00    12/31/01     12/31/01       12/31/00
                           ------------  ----------  ----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $    187     $     --      $ --       $  5,214       $    993
                             --------     --------      ----       --------       --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --           --        --             --          4,769
  Net realized gain
    (loss) from sales of
    investments..........     (10,699)        (624)       12         (7,078)        (2,405)
                             --------     --------      ----       --------       --------
    Net realized gain
     (loss)..............     (10,699)        (624)       12         (7,078)         2,364
  Net unrealized gain
    (loss)...............     (26,871)     (32,499)      209        (40,570)       (26,640)
                             --------     --------      ----       --------       --------
    Net realized and
     unrealized gain
     (loss)..............     (37,570)     (33,123)      221        (47,648)       (24,276)
                             --------     --------      ----       --------       --------
    Net increase
     (decrease) in net
     assets from
     operations..........    $(37,383)    $(33,123)     $221       $(42,434)      $(23,283)
                             ========     ========      ====       ========       ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AIT
                               AIT                              GOVERNMENT              AIT                    AIT SELECT
                           CORE EQUITY     AIT EQUITY INDEX        BOND             MONEY MARKET            AGGRESSIVE GROWTH
                           PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM      YEAR      PERIOD FROM      YEAR     PERIOD FROM
                             5/1/01*      ENDED     1/10/00*      5/1/01*       ENDED        1/10/00*      ENDED      1/10/00*
                           TO 12/31/01  12/31/01   TO 12/31/00  TO 12/31/01    12/31/01    TO 12/31/00    12/31/01   TO 12/31/00
                           -----------  ---------  -----------  -----------  ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $   122    $  3,514    $  1,365      $   667    $    30,293   $    11,276   $      --    $     --
    Net realized gain
      (loss).............      1,356       8,896      10,278          396             --            --     139,657      16,343
    Net unrealized gain
      (loss).............       (653)    (41,848)    (33,817)        (520)            --            --    (303,230)    (95,934)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........        825     (29,438)    (22,174)         543         30,293        11,276    (163,573)    (79,591)
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     26,983     215,361      57,761       22,181      4,938,292     3,030,146     163,594     321,414
    Terminations.........         --          --          --           --             --            --          --     (12,273)
    Mortality and expense
      risk fees..........        (22)     (1,060)       (394)         (38)        (2,443)         (566)     (2,336)       (520)
    Insurance and other
      charges............     (2,772)    (60,832)    (11,260)      (6,543)      (239,159)      (49,651)   (107,939)    (18,848)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     21,970     100,516     206,473       24,282     (2,591,371)   (2,671,239)    152,605     515,735
    Other transfers from
      (to) the General
      Account............         89      (6,493)       (263)         (77)         2,394           466      (6,567)         77
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000          --         (52)       2,000             --          (118)         --         124
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     48,248     247,492     252,265       41,805      2,107,713       309,038     199,357     805,709
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    Net increase
      (decrease) in net
      assets.............     49,073     218,054     230,091       42,348      2,138,006       320,314      35,784     726,118
  NET ASSETS:
    Beginning of year....         --     230,091          --           --        320,314            --     726,118          --
                             -------    --------    --------      -------    -----------   -----------   ---------    --------
    End of year..........    $49,073    $448,145    $230,091      $42,348    $ 2,458,320   $   320,314   $ 761,902    $726,118
                             =======    ========    ========      =======    ===========   ===========   =========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                AIT SELECT              AIT SELECT                                   AIT SELECT GROWTH
                           CAPITAL APPRECIATION      EMERGING MARKETS        AIT SELECT GROWTH           AND INCOME
                             YEAR    PERIOD FROM    YEAR     PERIOD FROM     YEAR     PERIOD FROM    YEAR     PERIOD FROM
                            ENDED     1/10/00*      ENDED     1/10/00*      ENDED      1/10/00*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  12/31/01   TO 12/31/00   12/31/01   TO 12/31/00  12/31/01   TO 12/31/00
                           --------  -----------  ---------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $     --   $     --    $     --    $     84    $      --    $     --    $  2,254    $  1,104
    Net realized gain
      (loss).............    17,920        710     (13,292)     (1,948)     (12,049)      8,418     (13,112)     28,364
    Net unrealized gain
      (loss).............    (5,633)    (6,798)      2,780     (63,709)     (91,077)    (84,596)    (11,761)    (50,152)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    12,287     (6,088)    (10,512)    (65,573)    (103,126)    (76,178)    (22,619)    (20,684)
                           --------   --------    --------    --------    ---------    --------    --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   127,854    109,061      46,372      99,350      144,274     256,406     216,420      26,383
    Terminations.........        --    (10,501)         --      (7,962)          --     (28,035)         --          --
    Mortality and expense
      risk fees..........      (897)      (400)       (470)       (312)      (1,165)       (594)       (926)       (297)
    Insurance and other
      charges............   (44,062)   (10,903)    (22,243)     (8,833)     (54,120)    (19,389)    (45,675)     (9,344)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    93,813    135,671       5,072     120,023      159,584     258,317     269,152     223,675
    Other transfers from
      (to) the General
      Account............    (6,577)         9      (6,335)        813       (7,676)       (379)     (7,089)         27
    Net increase
      (decrease) in
      investment by
      Sponsor............        --       (156)         --         351           --         (38)         --         (39)
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   170,131    222,781      22,396     203,430      240,897     466,288     431,882     240,405
                           --------   --------    --------    --------    ---------    --------    --------    --------
    Net increase
      (decrease) in net
      assets.............   182,418    216,693      11,884     137,857      137,771     390,110     409,263     219,721
  NET ASSETS:
    Beginning of year....   216,693         --     137,857          --      390,110          --     219,721          --
                           --------   --------    --------    --------    ---------    --------    --------    --------
    End of year..........  $399,111   $216,693    $149,741    $137,857    $ 527,881    $390,110    $628,984    $219,721
                           ========   ========    ========    ========    =========    ========    ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                 AIT SELECT                                                        AIT SELECT
                               INTERNATIONAL       AIT SELECT INVESTMENT         AIT SELECT         STRATEGIC
                                   EQUITY               GRADE INCOME          STRATEGIC GROWTH       INCOME
                             YEAR     PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM
                             ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*
                           12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01
                           ---------  -----------  ---------  -----------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $   5,683   $    687    $ 16,404    $  4,873    $     --    $      3      $   296
    Net realized gain
      (loss).............     45,744      2,046       1,185         205     (26,422)      2,118          537
    Net unrealized gain
      (loss).............   (121,713)   (25,020)     (1,717)      2,866      13,767     (32,990)      (1,227)
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........    (70,286)   (22,287)     15,872       7,944     (12,655)    (30,869)        (394)
                           ---------   --------    --------    --------    --------    --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    182,639     99,899     341,655      15,391      50,154      13,500       15,972
    Terminations.........         --     (9,458)         --          --          --          --           --
    Mortality and expense
      risk fees..........       (966)      (428)       (985)       (371)       (223)       (145)         (11)
    Insurance and other
      charges............    (46,576)   (12,956)    (42,313)     (7,786)    (16,405)     (3,363)        (903)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     94,730    226,905     118,893      90,352      26,925      87,278       18,686
    Other transfers from
      (to) the General
      Account............     (7,213)       616         (48)         10      (9,358)       (773)         (14)
    Net increase
      (decrease) in
      investment by
      Sponsor............         --        (32)         --        (194)         --       2,000        2,000
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    222,614    304,546     417,202      97,402      51,093      98,497       35,730
                           ---------   --------    --------    --------    --------    --------      -------
    Net increase
      (decrease) in net
      assets.............    152,328    282,259     433,074     105,346      38,438      67,628       35,336
  NET ASSETS:
    Beginning of year....    282,259         --     105,346          --      67,628          --           --
                           ---------   --------    --------    --------    --------    --------      -------
    End of year..........  $ 434,587   $282,259    $538,420    $105,346    $106,066    $ 67,628      $35,336
                           =========   ========    ========    ========    ========    ========      =======


                              AIT SELECT VALUE
                                OPPORTUNITY
                             YEAR     PERIOD FROM
                             ENDED     1/10/00*
                           12/31/01   TO 12/31/00
                           ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  1,567    $    143
    Net realized gain
      (loss).............    27,842       1,890
    Net unrealized gain
      (loss).............    12,234      20,453
                           --------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    41,643      22,486
                           --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   164,465     103,096
    Terminations.........        --     (17,647)
    Mortality and expense
      risk fees..........      (678)       (179)
    Insurance and other
      charges............   (45,432)     (7,486)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   120,208      62,156
    Other transfers from
      (to) the General
      Account............      (441)        (33)
    Net increase
      (decrease) in
      investment by
      Sponsor............        --        (444)
                           --------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   238,122     139,463
                           --------    --------
    Net increase
      (decrease) in net
      assets.............   279,765     161,949
  NET ASSETS:
    Beginning of year....   161,949          --
                           --------    --------
    End of year..........  $441,714    $161,949
                           ========    ========

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   ALLIANCE     ALLIANCE        DGPF           DGPF
                            AIM V.I.     AIM V.I.                  GROWTH &      PREMIER       GROWTH      INTERNATIONAL
                           AGGRESSIVE      BLUE       AIM V.I.      INCOME       GROWTH     OPPORTUNITIES     EQUITY
                             GROWTH        CHIP         VALUE       CLASS B      CLASS B    SERVICE CLASS  SERVICE CLASS
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM   PERIOD FROM    PERIOD FROM
                             5/1/01*      5/1/01*      5/1/01*      5/1/01*      5/1/01*       5/1/01*        5/1/01*
                           TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01   TO 12/31/01    TO 12/31/01
                           -----------  -----------  -----------  -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $     5     $    106     $     13      $    --       $   --         $   --
    Net realized gain
      (loss).............        (11)        (108)       1,735          145          (29)          12           (149)
    Net unrealized gain
      (loss).............        423          982        2,472        7,285        1,683          614            (91)
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from
      operations.........        412          879        4,313        7,443        1,654          626           (240)
                             -------      -------     --------     --------      -------       ------         ------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      9,310       28,685       60,613       96,493       47,885        1,006          1,162
    Terminations.........         --           --           --           --           --           --             --
    Mortality and expense
      risk fees..........         (8)         (15)         (41)         (92)         (31)          (4)            (2)
    Insurance and other
      charges............     (1,412)      (2,627)      (6,720)      (7,164)      (3,356)        (389)          (351)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,097       14,783       56,481       95,068       30,484        4,146          3,292
    Other transfers from
      (to) the General
      Account............        (13)           9         (247)         (76)        (249)          --            (25)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000        2,000        2,000        2,000        2,000          2,000
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,974       42,835      112,086      186,229       76,733        6,759          6,076
                             -------      -------     --------     --------      -------       ------         ------
    Net increase
      (decrease) in net
      assets.............     16,386       43,714      116,399      193,672       78,387        7,385          5,836
  NET ASSETS:
    Beginning of year....         --           --           --           --           --           --             --
                             -------      -------     --------     --------      -------       ------         ------
    End of year..........    $16,386      $43,714     $116,399     $193,672      $78,387       $7,385         $5,836
                             =======      =======     ========     ========      =======       ======         ======


                             DEUTSCHE     DEUTSCHE
                             VIT EAFE     VIT SMALL
                           EQUITY INDEX   CAP INDEX
                           PERIOD FROM   PERIOD FROM
                             5/1/01*       5/1/01*
                           TO 12/31/01   TO 12/31/01
                           ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --       $    64
    Net realized gain
      (loss).............        (26)        1,561
    Net unrealized gain
      (loss).............       (920)          760
                             -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........       (946)        2,385
                             -------       -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      6,992         1,232
    Terminations.........         --            --
    Mortality and expense
      risk fees..........        (10)           (7)
    Insurance and other
      charges............       (359)         (445)
    Transfers between
      sub-accounts
      (including fixed
      account), net......      6,422         7,320
    Other transfers from
      (to) the General
      Account............          2        (1,520)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000         2,000
                             -------       -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     15,047         8,580
                             -------       -------
    Net increase
      (decrease) in net
      assets.............     14,101        10,965
  NET ASSETS:
    Beginning of year....         --            --
                             -------       -------
    End of year..........    $14,101       $10,965
                             =======       =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                     FIDELITY     FIDELITY
                                 FIDELITY VIP                                 FIDELITY VIP HIGH         VIP        VIP II
                                 EQUITY-INCOME       FIDELITY VIP GROWTH            INCOME           OVERSEAS    CONTRAFUND
                               YEAR    PERIOD FROM    YEAR     PERIOD FROM    YEAR     PERIOD FROM  PERIOD FROM  PERIOD FROM
                              ENDED     1/10/00*      ENDED     1/10/00*      ENDED     1/10/00*      5/1/01*      5/1/01*
                             12/31/01  TO 12/31/00  12/31/01   TO 12/31/00  12/31/01   TO 12/31/00  TO 12/31/01  TO 12/31/01
                             --------  -----------  ---------  -----------  ---------  -----------  -----------  -----------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............  $  1,879   $     34    $    208    $      2    $ 14,553    $    134      $    --      $    --
      Net realized gain
        (loss).............     3,494        233       8,311        (331)     (8,023)     (1,028)        (179)          (2)
      Net unrealized gain
        (loss).............      (245)     5,854     (61,208)    (38,154)    (25,784)    (26,046)        (698)       1,683
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from
        operations.........     5,128      6,121     (52,689)    (38,483)    (19,254)    (26,940)        (877)       1,681
                             --------   --------    --------    --------    --------    --------      -------      -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........   159,231      9,163     218,808      77,259     126,261      18,210        4,031       16,637
      Terminations.........        --         --          --          --          --          --           --           --
      Mortality and expense
        risk fees..........      (448)       (27)     (1,228)       (386)       (964)       (506)          (7)          (8)
      Insurance and other
        charges............   (36,808)    (1,883)    (68,495)    (11,389)    (38,215)    (10,080)      (1,825)        (727)
      Transfers between
        sub-accounts
        (including fixed
        account), net......   308,060     98,305     237,745     230,584     171,501     140,515        7,193       43,561
      Other transfers from
        (to) the General
        Account............      (309)        --      (6,541)       (138)     (6,159)        (54)          (2)          --
      Net increase
        (decrease) in
        investment by
        Sponsor............        --       (163)         --        (104)         --         132        2,000        2,000
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......   429,726    105,395     380,289     295,826     252,424     148,217       11,390       61,463
                             --------   --------    --------    --------    --------    --------      -------      -------
      Net increase
        (decrease) in net
        assets.............   434,854    111,516     327,600     257,343     233,170     121,277       10,513       63,144
    NET ASSETS:
      Beginning of year....   111,516         --     257,343          --     121,277          --           --           --
                             --------   --------    --------    --------    --------    --------      -------      -------
      End of year..........  $546,370   $111,516    $584,943    $257,343    $354,447    $121,277      $10,513      $63,144
                             ========   ========    ========    ========    ========    ========      =======      =======

                              FIDELITY VIP II
                                   ASSET
                                  MANAGER
                              SERVICE CLASS 2
                                PERIOD FROM
                                  5/1/01*
                                TO 12/31/01
                             ------------------
  INCREASE (DECREASE) IN
    NET ASSETS:
    FROM OPERATIONS:
      Net investment income
        (loss).............       $    --
      Net realized gain
        (loss).............            (3)
      Net unrealized gain
        (loss).............           750
                                  -------
      Net increase
        (decrease) in net
        assets from
        operations.........           747
                                  -------
    FROM POLICY
      TRANSACTIONS:
      Net premiums.........        13,975
      Terminations.........            --
      Mortality and expense
        risk fees..........           (12)
      Insurance and other
        charges............        (3,838)
      Transfers between
        sub-accounts
        (including fixed
        account), net......        15,635
      Other transfers from
        (to) the General
        Account............           (87)
      Net increase
        (decrease) in
        investment by
        Sponsor............         2,000
                                  -------
      Net increase
        (decrease) in net
        assets from policy
        transactions.......        27,673
                                  -------
      Net increase
        (decrease) in net
        assets.............        28,420
    NET ASSETS:
      Beginning of year....            --
                                  -------
      End of year..........       $28,420
                                  =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FIDELITY         FT VIP
                                FIDELITY        FIDELITY                      VIP III         FRANKLIN      FT VIP       FT VIP
                                 VIP II          VIP III     FIDELITY          GROWTH          NATURAL     FRANKLIN      MUTUAL
                               CONTRAFUND       GROWTH &      VIP III      OPPORTUNITIES      RESOURCES    SMALL CAP     SHARES
                            SERVICE CLASS 2      INCOME       MID CAP     SERVICE CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              PERIOD FROM      PERIOD FROM  PERIOD FROM     PERIOD FROM      PERIOD FROM  PERIOD FROM  PERIOD FROM
                                5/1/01*          5/1/01*      5/1/01*         5/1/01*          5/1/01*      5/1/01*      5/1/01*
                              TO 12/31/01      TO 12/31/01  TO 12/31/01     TO 12/31/01      TO 12/31/01  TO 12/31/01  TO 12/31/01
                           ------------------  -----------  -----------  ------------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............        $   --          $    --      $    --          $   --          $   15      $      7      $    36
    Net realized gain
      (loss).............           (18)              10           28              (1)            (38)          172          112
    Net unrealized gain
      (loss).............            58            1,466        1,491            (160)           (363)       16,416          259
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........            40            1,476        1,519            (161)           (386)       16,595          407
                                 ------          -------      -------          ------          ------      --------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........         1,396            6,429       13,804             545             948        22,567        9,127
    Terminations.........            --               --           --              --              --            --           --
    Mortality and expense
      risk fees..........            (1)             (14)          (9)             --              (1)          (36)          (2)
    Insurance and other
      charges............          (290)          (1,859)        (951)            (37)           (223)       (3,124)        (518)
    Transfers between
      sub-accounts
      (including fixed
      account), net......         2,201           16,384        9,832              --             359       142,083          987
    Other transfers from
      (to) the General
      Account............           (74)              --           (6)             --              --          (227)          --
    Net increase
      (decrease) in
      investment by
      Sponsor............         2,000            2,000        2,000           2,000           2,000         2,000        2,000
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......         5,232           22,940       24,670           2,508           3,083       163,263       11,594
                                 ------          -------      -------          ------          ------      --------      -------
    Net increase
      (decrease) in net
      assets.............         5,272           24,416       26,189           2,347           2,697       179,858       12,001
  NET ASSETS:
    Beginning of year....            --               --           --              --              --            --           --
                                 ------          -------      -------          ------          ------      --------      -------
    End of year..........        $5,272          $24,416      $26,189          $2,347          $2,697      $179,858      $12,001
                                 ======          =======      =======          ======          ======      ========      =======


                                          INVESCO
                             INVESCO        VIF
                               VIF        HEALTH
                            DYNAMICS     SCIENCES
                           PERIOD FROM  PERIOD FROM
                             5/1/01*      5/1/01*
                           TO 12/31/01  TO 12/31/01
                           -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $    --      $   130
    Net realized gain
      (loss).............         (7)          (5)
    Net unrealized gain
      (loss).............        481         (184)
                             -------      -------
    Net increase
      (decrease) in net
      assets from
      operations.........        474          (59)
                             -------      -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........      7,815       26,684
    Terminations.........         --           --
    Mortality and expense
      risk fees..........         (2)         (10)
    Insurance and other
      charges............        (98)      (1,899)
    Transfers between
      sub-accounts
      (including fixed
      account), net......        634       12,519
    Other transfers from
      (to) the General
      Account............         --           (9)
    Net increase
      (decrease) in
      investment by
      Sponsor............      2,000        2,000
                             -------      -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     10,349       39,285
                             -------      -------
    Net increase
      (decrease) in net
      assets.............     10,823       39,226
  NET ASSETS:
    Beginning of year....         --           --
                             -------      -------
    End of year..........    $10,823      $39,226
                             =======      =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                            JANUS ASPEN                               JANUS ASPEN                        PIONEER
                             AGGRESSIVE                                GROWTH AND     JANUS ASPEN       EMERGING        PIONEER
                               GROWTH            JANUS ASPEN             INCOME      INTERNATIONAL       MARKETS       FUND VCT
                           SERVICE SHARES   GROWTH SERVICE SHARES    SERVICE SHARES  SERVICE SHARES   VCT CLASS II     CLASS II
                            PERIOD FROM       YEAR      PERIOD FROM   PERIOD FROM     PERIOD FROM      PERIOD FROM    PERIOD FROM
                              5/1/01*         ENDED      1/10/00*       5/1/01*         5/1/01*          5/1/01*        5/1/01*
                            TO 12/31/01     12/31/01    TO 12/31/00   TO 12/31/00     TO 12/31/01      TO 12/31/01    TO 12/31/01
                           --------------  -----------  -----------  --------------  --------------  ---------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   --       $     --     $    984       $   127          $   20          $     -        $    51
    Net realized gain
      (loss).............         (21)        (8,283)       2,098           319             (28)             229             96
    Net unrealized gain
      (loss).............        (410)       (30,277)     (15,050)        1,109             230              713            859
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from
      operations.........        (431)       (38,560)     (11,968)        1,555             222              942          1,006
                               ------       --------     --------       -------          ------          -------        -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       1,838        170,383       26,707        25,147           2,386            5,329          4,383
    Terminations.........          --             --           --            --              --               --             --
    Mortality and expense
      risk fees..........          (2)          (539)        (113)          (15)             (2)              (5)           (12)
    Insurance and other
      charges............        (344)       (34,889)      (5,696)       (1,402)           (280)            (317)        (1,143)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       1,759         72,862       77,351         5,589           2,865            3,218         18,755
    Other transfers from
      (to) the General
      Account............          --            278          (47)         (772)            (10)            (501)             1
    Net increase
      (decrease) in
      investment by
      Sponsor............       2,000             --          239         2,000           2,000            2,000          2,000
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       5,251        208,095       98,441        30,547           6,959            9,724         23,984
                               ------       --------     --------       -------          ------          -------        -------
    Net increase
      (decrease) in net
      assets.............       4,820        169,535       86,473        32,102           7,181           10,666         24,990
  NET ASSETS:
    Beginning of year....          --         86,473           --            --               -                -              -
                               ------       --------     --------       -------          ------          -------        -------
    End of year..........      $4,820       $256,008     $ 86,473       $32,102          $7,181          $10,666        $24,990
                               ======       ========     ========       =======          ======          =======        =======

                                                PIONEER
                               PIONEER        REAL ESTATE
                             HIGH YIELD         GROWTH
                            VCT CLASS II     VCT CLASS II
                             PERIOD FROM      PERIOD FROM
                               5/1/01*          5/1/01*
                             TO 12/31/01      TO 12/31/01
                           ---------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............      $   455          $   138
    Net realized gain
      (loss).............          390              (10)
    Net unrealized gain
      (loss).............          362              246
                               -------          -------
    Net increase
      (decrease) in net
      assets from
      operations.........        1,207              374
                               -------          -------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       13,643            5,682
    Terminations.........           --               --
    Mortality and expense
      risk fees..........           (5)              (2)
    Insurance and other
      charges............         (433)            (361)
    Transfers between
      sub-accounts
      (including fixed
      account), net......       12,342            2,557
    Other transfers from
      (to) the General
      Account............         (656)              34
    Net increase
      (decrease) in
      investment by
      Sponsor............        2,000            2,000
                               -------          -------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......       26,891            9,910
                               -------          -------
    Net increase
      (decrease) in net
      assets.............       28,098           10,284
  NET ASSETS:
    Beginning of year....            -                -
                               -------          -------
    End of year..........      $28,098          $10,284
                               =======          =======

*    Date of initial investment.
(a)  Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  SVS DREMAN
                            SCUDDER TECHNOLOGY     FINANCIAL        T.ROWE PRICE
                                GROWTH (A)          SERVICE     INTERNATIONAL STOCK
                             YEAR    PERIOD FROM  PERIOD FROM    YEAR     PERIOD FROM
                            ENDED      5/1/00*      5/1/01*      ENDED     1/10/00*
                           12/31/01  TO 12/31/00  TO 12/31/01  12/31/01   TO 12/31/00
                           --------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)..............  $    187   $     --      $   --     $  5,214    $    993
    Net realized gain
     (loss)..............   (10,699)      (624)         12       (7,078)      2,364
    Net unrealized gain
     (loss)..............   (26,871)   (32,499)        209      (40,570)    (26,640)
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from
     operations..........   (37,383)   (33,123)        221      (42,434)    (23,283)
                           --------   --------      ------     --------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    87,846     29,646       4,524      103,751      81,847
    Terminations.........        --         --          --           --      (9,044)
    Mortality and expense
     risk fees...........      (400)      (151)         (3)        (566)       (225)
    Insurance and other
     charges.............   (22,648)    (5,470)       (726)     (31,354)     (7,596)
    Transfers between
     sub-accounts
     (including fixed
     account), net.......    45,761     99,912         696       63,988     116,269
    Other transfers from
     (to) the General
     Account.............       560        (62)        (10)        (140)         11
    Net increase
     (decrease) in
     investment by
     Sponsor.............        --        384       2,000           --          87
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets from policy
     transactions........   111,119    124,259       6,481      135,679     181,349
                           --------   --------      ------     --------    --------
    Net increase
     (decrease) in net
     assets..............    73,736     91,136       6,702       93,245     158,066
  NET ASSETS:
    Beginning of year....    91,136         --          --      158,066          --
                           --------   --------      ------     --------    --------
    End of year..........  $164,872   $ 91,136      $6,702     $251,311    $158,066
                           ========   ========      ======     ========    ========

(A) Name changed. See Note 1.

*    Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT IMO
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Separate Account IMO ("the Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on January 10, 2000 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Delaware Group Premium Fund (Service Class)         Delaware Management Company
("DGPF SC")
Deutsche Asset Management VIT Funds ("Deutsche      Deutsche Asset Management
VIT")
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
("Fidelity VIP III")
Fidelity Variable Insurance Products Fund III       Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares) ("Janus         Janus Capital
Aspen")
Pioneer Variable Contracts Trust (Class II)         Pioneer Investment Management, Inc. (Pioneer)
("Pioneer II")
T Rowe Price International Series, Inc. ("T Rowe    T Rowe Price International
Price")
Scudder Variable Series II ("Scudder II")           Zurich Scudder Investments, Inc.

   The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

    Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

    On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    Certain prior year amounts have been reclassified to conform to the current year presentation.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                             PORTFOLIO INFORMATION
                                     --------------------------------------
                                     NUMBER OF  AGGREGATE   NET ASSET VALUE
SUB-ACCOUNT INVESTMENT PORTFOLIO      SHARES       COST        PER SHARE
--------------------------------     ---------  ----------  ---------------
AIT Core Equity....................    30,051   $   49,726      $ 1.633
AIT Equity Index...................   165,063      523,810        2.715
AIT Government Bond................    39,320       42,868        1.077
AIT Money Market...................  2,458,320   2,458,320        1.000
AIT Select Aggressive Growth.......   609,035    1,161,066        1.251
AIT Select Capital Appreciation....   205,727      411,542        1.940
AIT Select Emerging Markets........   208,844      210,670        0.717
AIT Select Growth..................   334,950      703,554        1.576
AIT Select Growth and Income.......   501,983      690,897        1.253
AIT Select International Equity....   390,464      581,320        1.113
AIT Select Investment Grade           486,818      537,271        1.106
  Income...........................
AIT Select Strategic Growth........   219,598      125,289        0.483
AIT Select Strategic Income........    33,911       36,563        1.042
AIT Select Value Opportunity.......   223,653      409,027        1.975
AIM V.I. Aggressive Growth.........     1,516       15,963       10.810
AIM V.I. Blue Chip.................     6,148       42,732        7.110
AIM V.I. Value.....................     4,985      113,927       23.350
Alliance Growth & Income                8,791      186,387       22.030
  Class B..........................
Alliance Premier Growth Class B....     3,135       76,704       25.000
DGPF Growth Opportunities Service         493        6,771       14.970
  Class............................
DGPF International Equity Service         420        5,927       13.900
  Class............................
Deutsche VIT EAFE Equity Index.....     1,681       15,021        8.390
Deutsche VIT Small Cap Index.......     1,022       10,205       10.730
Fidelity VIP Equity-Income.........    24,016      540,761       22.750
Fidelity VIP Growth................    17,404      684,305       33.610
Fidelity VIP High Income...........    55,296      406,277        6.410
Fidelity VIP Overseas..............       757       11,211       13.880
Fidelity VIP II Contrafund.........     3,137       61,461       20.130
Fidelity VIP II Asset Manager           1,979       27,670       14.360
  Service Class 2..................
Fidelity VIP II Contrafund Service        264        5,214       20.000
  Class 2..........................
Fidelity VIP III Growth & Income...     1,851       22,950       13.190
Fidelity VIP III Mid Cap...........     1,336       24,698       19.600
Fidelity VIP III Growth                   156        2,507       15.040
  Opportunities Service Class 2....
FT VIP Franklin Natural Resources         228        3,060       11.830
  Class 2..........................
FT VIP Franklin Small Cap              10,076      163,442       17.850
  Class 2..........................
FT VIP Mutual Shares Class 2.......       855       11,742       14.030
INVESCO VIF Dynamics...............       863       10,342       12.540
INVESCO VIF Health Sciences........     2,155       39,410       18.200
Janus Aspen Aggressive Growth             222        5,230       21.730
  Service Shares...................
Janus Aspen Growth Service             12,956      301,335       19.760
  Shares...........................
Janus Aspen Growth and Income           2,159       30,993       14.870
  Service Shares...................
Janus Aspen International Growth          308        6,951       23.300
  Service Shares...................
Pioneer Emerging Markets VCT              953        9,953       11.190
  Class II.........................
Pioneer Fund VCT Class II..........     1,312       24,131       19.050
Pioneer High Yield VCT Class II....     2,720       27,736       10.330
Pioneer Real Estate Growth VCT            697       10,038       14.750
  Class II.........................
Scudder Technology Growth (a)......    17,615      224,242        9.360
SVS Dreman Financial Services......       622        6,493       10.780
T. Rowe Price International            21,910      318,521       11.470
  Stock............................

(a)  Name changed. See Note 1.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    AFLIAC makes a monthly charge against the Policy Value in each Sub-Account as of the prior monthly processing date for mortality and expense risks assumed by AFLIAC in relation to the variable portion of the Policies. The charge for Allmerica VUL 2001 and Allmerica Select Life Plus policies is 0.35% annually for the first 10 Policy years, and 0.05% annually for Policy Year 11 and thereafter. The charge for Allmerica Select Survivorship policies is 0.10% annually. This charge may be increased or decreased, subject to compliance with applicable state and federal requirements, subject to limits. The limits for Allmerica VUL 2001 and Allmerica Select Life Plus are 0.60% annually for the first 10 Policy years and 0.30% annually for Policy Year 11 and thereafter. The limits for Allmerica Select Survivorship policies are 0.55% annually for the first 20 Policy years and 0.35% annually for Policy Year 21 and thereafter. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the Policy.

    On the date of issue and each monthly processing date thereafter, until the Final Payment date, AFLIAC makes deductions from policy value as compensation for providing insurance benefits (which vary by policy) and any additional benefits added by optional riders. On each monthly processing date, until the Final Payment Date, AFLIAC makes deductions from policy value for the Monthly Administration Fee, as reimbursement for expenses related to issuing and maintaining the Policy. This fee is $7.50 per month for Allmerica VUL 2001 and Allmerica Select Life Plus policies. For Allmerica Select Survivorship policies the fee is $16 per month for the first 5 Policy Years and $6 per month for Policy Year 6 and thereafter. For the first 10 policy years or after an increase in face amount AFLIAC deducts a Monthly Expense Charge as reimbursement for underwriting and acquisition costs, which will vary by policy. The policyowner may instruct AFLIAC to deduct these monthly charges from any number of Sub-Accounts. In the absence of specific instructions AFLIAC will make a pro-rata allocation among the Sub-Accounts in the policy.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based upon individual portfolios and average daily net assets. Additionally, on February 12, 2002 the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002 each portfolio would pay a distribution fee equal to an annual rate of 0.15% of average daily net assets.

    Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                      PURCHASES     SALES
--------------------                      ----------  ----------
AIT Core Equity.........................  $   53,662  $    3,672
AIT Equity Index........................     315,528      46,682
AIT Government Bond.....................      82,578      40,106
AIT Money Market........................   4,894,901   2,756,895
AIT Select Aggressive Growth............     444,133      74,004
AIT Select Capital Appreciation.........     227,401      36,636
AIT Select Emerging Markets.............      51,622      29,226
AIT Select Growth.......................     338,485      75,788
AIT Select Growth and Income............     501,069      66,933
AIT Select International Equity.........     352,405      57,974
AIT Select Investment Grade Income......     467,996      34,390
AIT Select Strategic Growth.............     102,848      51,755
AIT Select Strategic Income.............      37,650       1,101
AIT Select Value Opportunity............     294,076      27,915
AIM V.I. Aggressive Growth..............      16,605         631
AIM V.I. Blue Chip......................      44,852       2,012
AIM V.I. Value..........................     120,592       6,790
Alliance Growth & Income Class B........     193,649       7,310
Alliance Premier Growth Class B.........      83,232       6,396
DGPF Growth Opportunities Service              7,096         337
  Class.................................
DGPF International Equity Service              7,955       1,879
  Class.................................
Deutsche VIT EAFE Equity Index..........      15,313         266
Deutsche VIT Small Cap Index............      40,846      31,690
Fidelity VIP Equity-Income..............     472,282      35,398
Fidelity VIP Growth.....................     442,794      42,785
Fidelity VIP High Income................     299,734      32,757
Fidelity VIP Overseas...................      12,864       1,474
Fidelity VIP II Contrafund..............      61,795         332
Fidelity VIP II Asset Manager Service         31,826       4,153
  Class 2...............................
Fidelity VIP II Contrafund Service             6,551       1,319
  Class 2...............................
Fidelity VIP III Growth & Income........      24,346       1,406
Fidelity VIP III Mid Cap................      25,657         987
Fidelity VIP III Growth Opportunities          2,519          11
  Service Class 2.......................
FT VIP Franklin Natural Resources              3,260         162
  Class 2...............................
FT VIP Franklin Small Cap Class 2.......     166,485       3,215
FT VIP Mutual Shares Class 2............      12,000         248
INVESCO VIF Dynamics....................      10,421          72
INVESCO VIF Health Sciences.............      41,334       1,919
Janus Aspen Aggressive Growth Service          5,380         129
  Shares................................
Janus Aspen Growth Service Shares.......     238,967      30,524
Janus Aspen Growth and Income Service         62,291      31,617
  Shares................................
Janus Aspen International Growth Service       7,634         655
  Shares................................
Pioneer Emerging Markets VCT Class II...      21,989      12,265
Pioneer Fund VCT Class II...............      25,005         878
Pioneer High Yield VCT Class II.........      57,146      29,778
Pioneer Real Estate Growth VCT                10,638         590
  Class II..............................
Scudder Technology Growth (a)...........     131,156      19,850
SVS Dreman Financial Services...........       7,365         884
T. Rowe Price International Stock.......     162,317      21,424

(a)  Name changed. See Note 1

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  AIT Core Equity
  2001                          55,894  0.877969  $  49,073         1.32%      N/A           -12.20%(a)
  AIT Equity Index
  2001                         555,481  0.806771    448,145         1.12       N/A           -12.01
  AIT Government Bond
  2001                          40,267  1.051655     42,348         5.74       N/A             5.17(a)
  AIT Money Market
  2001                       2,219,029  1.107832  2,458,320         3.45       N/A             4.28
  AIT Select Aggressive
    Growth
  2001                       1,283,822   0.59346    761,902          N/A       N/A           -21.63
  AIT Select Capital
    Appreciation
  2001                         378,851  1.053478    399,111          N/A       N/A            -1.13
  AIT Select Emerging
    Markets
  2001                         269,999  0.554606    149,741          N/A       N/A            -9.12
  AIT Select Growth
  2001                         835,469   0.63184    527,881          N/A       N/A           -24.70
  AIT Select Growth and
    Income
  2001                         789,072  0.797121    628,984         0.65       N/A           -11.74
  AIT Select International
    Equity
  2001                         582,293  0.746339    434,587         1.74       N/A           -21.52
  AITSelect Investment
    Grade Income
  2001                         451,296  1.193056    538,420         7.55       N/A             7.94
  AIT Select Strategic
    Growth
  2001                         239,956  0.445733    106,066          N/A       N/A           -29.28
  AIT Select Strategic
    Income
  2001                          33,797  1.045523     35,336         4.55       N/A             4.55(a)
  AIT Select Value
    Opportunity
  2001                         298,049  1.482011    441,714         0.62       N/A            12.68
  AIM V.I. Aggressive
    Growth
  2001                          18,842  0.869668     16,386          N/A       N/A           -13.03(a)
  AIM V.I. Blue Chip
  2001                          50,408    0.8672     43,714         0.07       N/A           -13.28(a)
  AIM V.I. Value
  2001                         130,296  0.893346    116,399         0.59       N/A           -10.67(a)
  Alliance Growth & Income
    Class B
  2001                         207,216  0.934635    193,672         0.04       N/A            -6.54(a)
  Alliance Premier Growth
    Class B
  2001                          90,798  0.863317     78,387          N/A       N/A           -13.67(a)
  DGPF Growth Opportunities
    Service Class
  2001                           7,553  0.977794      7,385          N/A       N/A            -2.22(a)
  DGPF International Equity
    Service Class
  2001                           6,474  0.901427      5,836          N/A       N/A            -9.86(a)
  Deutsche VIT EAFE Equity
    Index
  2001                          17,311  0.814566     14,101          N/A       N/A           -18.54(a)
  Deutsche VIT Small Cap
    Index
  2001                          10,907  1.005311     10,965         1.23       N/A             0.53(a)
  Fidelity VIP
    Equity-Income
  2001                         524,652  1.041389    546,370         0.85       N/A            -4.96
  Fidelity VIP Growth
  2001                         799,220  0.731892    584,943         0.05       N/A           -17.65
  Fidelity VIP High Income
  2001                         512,921  0.691037    354,447         7.99       N/A           -11.73
  Fidelity VIP Overseas
  2001                          12,967  0.810755     10,513          N/A       N/A           -18.92(a)
  Fidelity VIP II
    Contrafund
  2001                          66,030  0.956292     63,144          N/A       N/A            -4.37(a)
  Fidelity VIP II Asset
    Manager Service
    Class 2
  2001                          29,112   0.97621     28,420          N/A       N/A            -2.38(a)
  Fidelity VIP II
    Contrafund Service
    Class 2
  2001                           5,519  0.955113      5,272          N/A       N/A            -4.49(a)
  Fidelity VIP III
    Growth & Income
  2001                          25,656  0.951661     24,416          N/A       N/A            -4.83(a)

                              SEPARATE ACCOUNT IMO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31              FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  -------------------------------------
                                          UNIT                INVESTMENT*   EXPENSE      TOTAL
                               UNITS     VALUE    NET ASSETS  INCOME RATIO  RATIO**    RETURN***
                             ---------  --------  ----------  ------------  -------  --------------
  Fidelity VIP III Mid Cap
  2001                          25,187  1.039789     26,189          N/A       N/A             3.98(a)
  Fidelity VIP III Growth
    Opportunities Service
    Class 2
  2001                           2,548  0.921003      2,347          N/A       N/A            -7.90(a)
  FT VIP Franklin Natural
    Resources Class 2
  2001                           3,414  0.790107      2,697         1.11       N/A           -20.99(a)
  FT VIP Franklin Small Cap
    Class 2
  2001                         191,938  0.937062    179,858         0.03       N/A            -6.29(a)
  FT VIP Mutual Shares
    Class 2
  2001                          12,095  0.992278     12,001         1.54       N/A            -0.77(a)
  INVESCO VIF Dynamics
  2001                          13,292  0.814288     10,823          N/A       N/A           -18.57(a)
  INVESCO VIF Health
    Sciences
  2001                          38,193  1.027036     39,226         1.96       N/A             2.70(a)
  Janus Aspen Aggressive
    Growth Service Shares
  2001                           6,207  0.776628      4,820          N/A       N/A           -22.34(a)
  Janus Aspen Growth
    Service Shares
  2001                         418,213  0.612152    256,008          N/A       N/A           -24.90
  Janus Aspen Growth and
    Income Service Shares
  2001                          35,990   0.89199     32,102         1.38       N/A           -10.80(a)
  Janus Aspen International
    Growth Service Shares
  2001                           8,540  0.840909      7,181         0.98       N/A           -15.91(a)
  Pioneer Emerging Markets
    VCT Class II
  2001                          10,924  0.976442     10,666          N/A       N/A            -2.36(a)
  Pioneer Fund VCT
    Class II
  2001                          27,540  0.907413     24,990         0.98       N/A            -9.26(a)
  Pioneer High Yield VCT
    Class II
  2001                          26,702  1.051781     28,098         8.59       N/A             5.18(a)
  Pioneer Real Estate
    Growth VCT Class II
  2001                           9,475  1.085369     10,284         6.20       N/A             8.54(a)
  Scudder Technology Growth
    (b)
  2001                         338,460  0.487025    164,872         0.16       N/A           -32.41
  SVS Dreman Financial
    Service
  2001                           6,697  1.000969      6,702          N/A       N/A             0.10(a)
  T.Rowe Price
    International Stock
  2001                         382,692  0.656696    251,311         2.78       N/A           -22.21

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Start date of 05/01/2001.
(b)  Name changed. See Note 1.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(E) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement amendment comprises the following papers and documents:

The facing sheet
Cross-reference for Prospectuses A, B and C to items required by Form N-8B-2 The prospectus A consisting of _____ pages.
The prospectus B consisting of _____ pages.
The prospectus C consisting of _____ pages.
The undertaking to file reports
The undertaking pursuant to Rule 484 under the 1933 Act
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures
Written consents of the following persons:

         1.  Actuarial Consent
         2.  Opinion of Counsel
         3.  Consent of Independent Accountants

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

         (1) Certified copy of Resolutions of the Board of Directors of the Company dated June 13, 1996 authorizing the establishment of Separate Account IMO was previously filed on August 10, 1999 in the Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

         (2)      Not Applicable.

         (3)      (a)      Underwriting and Administrative Services Agreement
                           between the Company and Allmerica Investments, Inc.
                           was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration
                           Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (b) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12(Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (c) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

                  (d) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (e) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (f) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

         (4) Contract Form 1033-99 was previously filed on December 3, 1999 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

         (5)      (a)      Waiver of Payment Rider;

                  (b)      Term Insurance Rider;

                  (c)      Other Insured Term Insurance Rider; and

                  (d) Guaranteed Death Benefit Rider were previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and are incorporated by reference herein.

         (6) Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

         (7)      Not Applicable.

         (8)      (a)      Form of Amendment dated May 1, 2002 to the Allmerica
                           Investment Trust Participation Agreement is filed herewith. Amendment dated March 15, 2001 to the Allmerica Investment Trust Participation Agreement was previously filed in April 2001 in Post-Effective
                           Amendment No. 4 of Registration Statement
                           333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration
                           Statement No. 33-57792/811-7466, and is incorporated by reference herein.

                  (b) Form of Amendment dated May 1, 2002 to the AIM Participation Agreement is filed herewith. Form of Amendment #6 dated May 1, 2001 to the AIM Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and AIM Variable Insurance Funds was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is
                           incorporated by referenced herein.

                  (c) Form of Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and Amended and Restated Participation Agreement between the Company and Alliance Variable Products Series Fund, Inc. dated August 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

                  (d) Amendment dated May 1, 2001 to the Deutsche Participation Agreement is filed herewith. Participation Agreement between the Company and Deutsche Asset Management VIT Funds (formerly Banker's Trust) dated March 7, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration

                           Statement 333-84879/811-09529, and is incorporated by reference herein.

                  (e) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement is filed herewith. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement were previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (f) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

                  (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund III Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 and Participation Agreement with Variable Insurance Products Fund III was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

                  (h) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Franklin Templeton Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Franklin Templeton Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is incorporated by reference herein.

                  (i) Amendment dated October 31, 2001 to the INVESCO Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Participation Agreement between the Company and INVESCO Variable Investment Funds, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                  (j) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement is filed herewith. Participation Agreement between the Company and Janus was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Form of Janus Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 2 (Registration Statement No. 333-84879/811-09529), and is incorporated by reference herein.

                  (k) Form of Amendment dated May 1, 2002 to the Scudder Participation Agreement is filed herewith. Amendment to Participation Agreement dated October 1, 2000 with Scudder Investments, Inc. and Scudder Distributors was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Form of Amendment to the Kemper Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 2 (Registration Statement No. 333-84879/811-09529), and is
                           incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 (Registration Statement No. No. 333-00965/811-7767), and is incorporated by reference herein.

                  (l) Form of Amendment dated May 1, 2001 to the Pioneer Participation Agreement is filed herewith. Amendment dated October 24, 2000 to the Participation Agreement between the Company and Pioneer Variable Contracts Trust was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                  (m) Amendment to Schedule A dated December 14, 2000 to Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (n) Fidelity Service Agreement, effective as of November 1, 1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 6 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (o) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (p) Fidelity Service Contract, effective as of January 1, 1997, was previously filed in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (q) Service Agreement with Rowe Price-Fleming International, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

                  (r) Amendment dated May 1, 2001 to the Delaware Participation Agreement is filed herewith. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Amendment dated March 29, 2000 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

                  (s) Amendment dated May 1, 2002 to the MFS Participation Agreement is filed herewith. Participation Agreement dated April 1, 1998 with MFS Variable Insurance Trust was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by reference herein.

                  (t) Amendment dated May 1, 2002 to the Oppenheimer Participation Agreement is filed herewith. Oppenheimer Participation Agreement dated May 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

                  (u) Amendment dated October 20, 2000 to the Alger Participation Agreement was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is
                           incorporated by referenced herein. Alger
                           Participation Agreement dated October 22, 1999 was previously was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

                  (v) Amendment dated January 7, 2002 to the Credit Suisse Participation Agreement and Participation Agreement dated May 1, 2000 is filed herewith.

                  (w) Amendment dated December 15, 2001 to the Dreyfus Participation Agreement and Participation Agreement dated June 23, 1999 are filed herewith.

         (9)      (a)      BFDS Agreements for lockbox and mailroom services
                           were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration
                           Statement No. 33-57792/811-7466), and are
                           incorporated by reference herein.

                  (b)      Directors' Power of Attorney is filed herewith.

         (10) Amended Applications for Prospectuses B and C were previously filed on December 29, 1999 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

2.       Policy and Policy riders are included in Exhibit 1 (5) above.

3.       Opinion of Counsel is filed herewith.

4.       Not Applicable.

5.       Not Applicable.

6.       Actuarial Consent is filed herewith.

7.       Procedures Memorandum dated May, 1993 pursuant to Rule
         6e-3(T)(b)(12)(iii) under the 1940 Act, which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B), was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

8.       Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                              SEPARATE ACCOUNT IMO
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                   By: /s/ Charles F. Cronin
                                       ---------------------
                                       Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                         DATE
----------                                -----                                                         -----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 1, 2002
---------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*                        Director
---------------------------

John F. O'Brien*                          Director and Chairman of the Board
---------------------------

Bruce C. Anderson*                        Director and Vice President
---------------------------

Mark R. Colborn*                          Director and Vice President
---------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
---------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
---------------------------

Robert P. Restrepo, Jr.*                  Director
---------------------------

Gregory D. Tranter*                       Director and Vice President
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2002 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-84879)

                             FORM S-6 EXHIBIT TABLE

Exhibit 1(8)(a) Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement

Exhibit 1(8)(b) Form of Amendment dated May 1, 2002 to the AIM Participation Agreement

Exhibit 1(8)(c) Form of Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement

Exhibit 1(8)(d) Amendment dated May 1, 2001 to the Deutsche Participation Agreement

Exhibit 1(8)(e) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement

Exhibit 1(8)(f) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement

Exhibit 1(8)(g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund III Participation Agreement

Exhibit 1(8)(h) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement

Exhibit 1(8)(i) Amendment dated October 31, 2001 to the INVESCO Participation Agreement

Exhibit 1(8)(j) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement

Exhibit 1(8)(k) Form of Amendment dated May 1, 2002 to the Scudder Participation Agreement

Exhibit 1(8)(l) Form of Amendment dated May 1, 2001 to the Pioneer Participation Agreement

Exhibit 1(8)(r) Amendment dated May 1, 2001 to the Delaware Participation Agreement

Exhibit 1(8)(s)     Amendment dated May 1, 2002 to the MFS Participation
                    Agreement

Exhibit 1(8)(t) Amendment dated May 1, 2002 to the Oppenheimer Participation Agreement

Exhibit 1(8)(v) Amendment dated January 7, 2002 to the Credit Suisse Participation Agreement and Participation Agreement dated May 1, 2000

Exhibit 1(8)(w) Amendment dated December 15, 2001 to the Dreyfus Participation Agreement and Participation Agreement dated June 23, 1999

Exhibit 1(9)(b)     Directors' Power of Attorney

Exhibit 3           Opinion of Counsel

Exhibit 6           Actuarial Consent

Exhibit 8           Consent of Independent Accountants